Registration No. 333-73121
                                                      Registration No. 811-08754
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 1                               [X

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 27                                             [X]



                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 45
                                      of
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                           -------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------


                                   DODIE KENT
                      ASSISTANT VICE PRESIDENT AND COUNSEL
           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)


                           -------------------------

                 Please send copies of all communications to:
                              PETER E. PANARITES
                        Freedman, Levy, Kroll & Simonds
                   1050 Connecticut Avenue, N.W., Suite 825
                            Washington, D.C. 20036
                           -------------------------

         Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485 .


[X]      On May 1, 2000 pursuant to paragraph (b) of Rule 485.


[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

Equitable Accumulator
Select(SM)

A combination variable and fixed deferred annuity contract

PROSPECTUS DATED MAY 1, 2000

Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, at the end of this prospectus you will find attached the prospectus EQ Advisors Trust, which contains important information about its portfolios.
--------------------------------------------------------------------------------


WHAT IS THE EQUITABLE ACCUMULATOR SELECT?



Equitable Accumulator Select is a deferred annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. It provides for the accumulation of retirement savings and for income. The contract offers income and death benefit protection. It also offers a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options or fixed maturity options ("investment options"). There is no withdrawal charge under the contract. However, we deduct a distribution charge calculated as a percentage of the amounts in the variable investment options. We deduct this charge for the life of the contract. This contract is not available in New York.


----------------------------------------------------------------------
 VARIABLE INVESTMENT OPTIONS
----------------------------------------------------------------------
 FIXED INCOME
----------------------------------------------------------------------
o Alliance High Yield              o Alliance Money Market
o Alliance Intermediate
   Government Securities
----------------------------------------------------------------------
 DOMESTIC STOCKS
----------------------------------------------------------------------
o EQ/Aggressive Stock(1)           o MFS Emerging Growth
o Alliance Common Stock               Companies
o Alliance Growth and Income       o MFS Growth with Income
o EQ/Alliance Premier Growth       o MFS Research
o Alliance Small Cap Growth        o Mercury Basic Value Equity(3)
o EQ/Alliance Technology(2)        o EQ/Putnam Growth & Income
o BT Equity 500 Index                 Value
o BT Small Company Index           o T. Rowe Price Equity Income
o Capital Guardian Research        o Warburg Pincus Small
o Capital Guardian U.S. Equity        Company Value
o EQ/Evergreen
----------------------------------------------------------------------
 INTERNATIONAL STOCKS
----------------------------------------------------------------------
o Alliance Global                  o Morgan Stanley Emerging
o Alliance International              Markets Equity
o BT International Equity Index    o T. Rowe Price International
                                      Stock
----------------------------------------------------------------------
BALANCED/HYBRID
----------------------------------------------------------------------
o Alliance Conservative            o EQ/Evergreen Foundation
   Investors                       o Mercury World Strategy(4)
o Alliance Growth Investors        o EQ/Putnam Balanced
----------------------------------------------------------------------



(1) Formerly named "Alliance Aggressive Stock."
(2) May not be available in California.
(3) Formerly named "Merrill Lynch Basic Value Equity."
(4) Formerly named "Merrill Lynch World Strategy."


You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of our Separate Account No. 45. Each variable investment option, in turn, invests in a corresponding securities portfolio of EQ Advisors Trust. Your investment results in a variable investment option will depend on the investment performance of the related portfolio.



FIXED MATURITY OPTIONS. You may allocate amounts to one or more fixed maturity options. These amounts will receive a fixed rate of interest for a specified period. Interest is earned at a guaranteed rate set by us. We make a market value adjustment (up or down) if you make transfers or withdrawals from a fixed maturity option before its maturity date.



TYPES OF CONTRACTS. We offer the contracts for use as:


o  A nonqualified annuity ("NQ") for after-tax contributions only.

o An annuity that is an investment vehicle for a qualified defined contribution or defined benefit plan ("QP").

o An individual retirement annuity ("IRA"), either traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA").

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA").



A contribution of at least $25,000 is required to purchase a contract.

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2000 is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's Web site at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                           72042

Contents of this prospectus



----------------
       2
--------------------------------------------------------------------------------





EQUITABLE ACCUMULATOR(SM) SELECT
---------------------------------------------------------------
Index of key words and phrases                                4
Who is Equitable Life?                                        5
How to reach us                                               6
Equitable Accumulator Select at a glance -- key features      8
---------------------------------------------------------------
FEE TABLE                                                    11
---------------------------------------------------------------
Example                                                      14
---------------------------------------------------------------
Condensed financial information                              15

1
---------------------------------------------------------------
CONTRACT FEATURES AND BENEFITS                               16
---------------------------------------------------------------
How you can purchase and contribute to your contract         16
Owner and annuitant requirements                             19
How you can make your contributions                          19
What are your investment options under the contract?         19
Allocating your contributions                                23
Your benefit base                                            24
Annuity purchase factors                                     25
Our baseBUILDER option                                       25
Guaranteed minimum death benefit                             27
Your right to cancel within a certain number of days         27

2
---------------------------------------------------------------
DETERMINING YOUR CONTRACT'S VALUE                            29
---------------------------------------------------------------
Your account value and cash value                            29
Your contract's value in the variable investment options     29
Your contract's value in the fixed maturity options          29
---------------------------------------------------------------

"We," "our," and "us" refer to Equitable Life.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.




----------
  3
--------------------------------------------------------------------------------

3
--------------------------------------------------------------------
TRANSFERRING YOUR MONEY AMONG
   INVESTMENT OPTIONS                                           30
--------------------------------------------------------------------
Transferring your account value                                 30
Market timing                                                   30
Rebalancing your account value                                  30

4
--------------------------------------------------------------------
ACCESSING YOUR MONEY                                            32
--------------------------------------------------------------------
Withdrawing your account value                                  32
How withdrawals are taken from your account value               33
How withdrawals affect your guaranteed minimum
   income benefit and guaranteed minimum death
   benefit                                                      33
Loans under Rollover TSA contracts                              34
Surrendering your contract to receive its cash value            34
When to expect payments                                         35
Your annuity payout options                                     35

5
--------------------------------------------------------------------
CHARGES AND EXPENSES                                            38
--------------------------------------------------------------------
Charges that Equitable Life deducts                             38
Charges that EQ Advisors Trust deducts                          39
Group or sponsored arrangements                                 39

6
--------------------------------------------------------------------
PAYMENT OF DEATH BENEFIT                                        40
--------------------------------------------------------------------
Your beneficiary and payment of benefit                         40
How death benefit payment is made                               41
Beneficiary continuation option                                 41

7
--------------------------------------------------------------------
TAX INFORMATION                                                 43
--------------------------------------------------------------------
Overview                                                        43
Transfers among investment options                              43
Taxation of nonqualified annuities                              43
Individual retirement arrangements (IRAs)                       45
Special rules for nonqualified contracts in qualified plans     55
Tax-Sheltered Annuity contracts (TSAs)                          55
Federal and state income tax withholding and
   information reporting                                        59
Impact of taxes to Equitable Life

8
--------------------------------------------------------------------
MORE INFORMATION                                                62
--------------------------------------------------------------------
About our Separate Account No. 45                               62
About EQ Advisors Trust                                         62
About our fixed maturity options                                63
About the general account                                       64
About other methods of payment                                  64
Dates and prices at which contract events occur                 65
About your voting rights                                        65
About legal proceedings                                         66
About our independent accountants                               66
Financial statements                                            66
Transfers of ownership, collateral assignments, loans,
   and borrowing                                                66
Distribution of the contracts

9
--------------------------------------------------------------------
INVESTMENT PERFORMANCE                                          68
--------------------------------------------------------------------
Benchmarks                                                      68
Communicating performance data

10
--------------------------------------------------------------------
INCORPORATION OF CERTAIN DOCUMENTS BY
   REFERENCE                                                    80
--------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------
I -- Condensed financial information                             A-1
II -- Purchase considerations for QP contracts                   B-1
III -- Market value adjustment example                           C-1
IV -- Guaranteed minimum death benefit example                   D-1
--------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
   TABLE OF CONTENTS
--------------------------------------------------------------------

Index of key words and phrases


--------
    4
--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                         PAGE IN
TERM                                    PROSPECTUS
 account value                             29
 annuitant                                 16
 annuity payout options                    35
 Annuity purchase factor                   25
 baseBUILDER                               25
 beneficiary                               40
 benefit base                              24
 business day                              65
 cash value                                29
 conduit IRA                               49
 contract date                              9
 contract date anniversary                  9
 contract year                              9
 contributions to Roth IRAs                52
   rollovers and direct transfers          52
   conversion contributions                53
 contributions to traditional IRAs         46
   rollovers and transfers                 47
 EQAccess                                   6
 ERISA                                     34
 fixed maturity options                    22
 guaranteed minimum death benefit          27
 guaranteed minimum income benefit         27

 IRA                                      cover

                                         PAGE IN
TERM                                    PROSPECTUS
 IRS                                       43
 investment options                        19
 loan reserve account                      34
 market adjusted amount                    22
 market value adjustment                   22
 maturity value                            22
 NQ                                       cover
 participant                               19
 portfolio                                cover
 processing office                          6
 QP                                        55
 rate to maturity                          21
 Required Beginning Date                   41
 Rollover IRA                             cover
 Rollover TSA                             cover
 Roth IRA                                  45
 Roth Conversion IRA                      cover
 SAI                                      cover
 SEC                                      cover
 TOPS                                       6
 TSA                                       55
 traditional IRA                           45
 unit                                      29
 variable investment options               19


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract. Your financial professional can provide further explanation about your contract or supplemental materials.


--------------------------------------------------------------------
  PROSPECTUS                    CONTRACT OR SUPPLEMENTAL MATERIALS
--------------------------------------------------------------------
  fixed maturity options        Guarantee Periods (Guaranteed Fixed Interest
                                Accounts in supplemental materials)
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  unit                          Accumulation Unit
  baseBUILDER                   Guaranteed Minimum Income Benefit
--------------------------------------------------------------------

Who is Equitable Life?



----------------
  5
--------------------------------------------------------------------------------

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

----------
   6
--------------------------------------------------------------------------------

HOW TO REACH US

You may communicate with our processing office as listed below for any of the following purposes:

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator Select
P.O. Box 13014
Newark, NJ 07188-0014

--------------------------------------------------------------------------------
FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator Select
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Attn: Box 13014
Secaucus, NJ 07094

--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G.,
REQUESTS FOR TRANSFERS, WITHDRAWALS, OR
REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------
Equitable Accumulator Select
P.O. Box 1547
Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G.,
REQUESTS FOR TRANSFERS, WITHDRAWALS, OR
REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------
Equitable Accumulator Select
200 Plaza Drive, 4th Floor
Secaucus, NJ 07094

--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o  written confirmation of financial transactions;

o statement of your contract values at the close of each calendar quarter (four per year); and

o annual statement of your contract values as of the close of the contract year.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT
("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o  your current account value;

o your current allocation percentages (anticipated to be available through EQAccess by the end of 2000);

o  the number of units you have in the variable investment options;

o  rates to maturity for the fixed maturity options;

o  the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options (anticipated to be available through EQAccess by the end of 2000);

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o  change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our Web site at http://www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or

----------
  7
--------------------------------------------------------------------------------


Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you are engaged in a market timing strategy (see "Market timing" in "Transferring your money among investment options").



--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------
You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:


(1) conversion of a traditional IRA to a Roth Conversion IRA contract;


(2) election of the automatic investment program;

(3) election of the rebalancing program;

(4) requests for loans under Rollover TSA contracts;


(5) spousal consent for loans under Rollover TSA contracts;

(6) tax withholding election; and

(7) election of the beneficiary continuation option.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1) address changes;

(2) beneficiary changes;

(3) transfers between investment options; and


(4)  contract surrender and withdrawal requests.



TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1) automatic investment program;

(2) general dollar cost averaging;

(3) rebalancing;

(4) special dollar cost averaging;

(5) substantially equal withdrawals;

(6) systematic withdrawals; and

(7) the date annuity payments are to begin.


You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners both must sign.

Equitable Accumulator Select at a glance -- key features


--------
    8
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
PROFESSIONAL           Equitable Accumulator Select's variable investment options invest in different portfolios
INVESTMENT             managed by professional investment advisers.
MANAGEMENT
--------------------------------------------------------------------------------------------------------------------
FIXED MATURITY         o 10 fixed maturity options with maturities ranging from approximately 1 to 10 years.
OPTIONS
                       o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
--------------------------------------------------------------------------------------------------------------------
                       If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. This may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment may also apply.
--------------------------------------------------------------------------------------------------------------------
TAX ADVANTAGES         o On earnings inside the    No tax on any dividends, interest or capital gains until you
                         contract                  make withdrawals from your contract or receive annuity
                                                   payments.
                       ---------------------------------------------------------------------------------------------
                       o On transfers inside the   No tax on transfers among investment options.
                         contract
                       ---------------------------------------------------------------------------------------------
                       If you are buying a contract to fund a retirement plan that already provides tax deferral under sections of the Internal Revenue Code, you should do so for the contract's features and benefits other than tax deferral. In such situations, the tax deferral of the contract does not provide necessary or additional benefits.
--------------------------------------------------------------------------------------------------------------------
BASEBUILDER            baseBUILDER combines a guaranteed minimum income benefit with the guaranteed minimum
(Registered Trademark) death benefit provided under the contract. The guaranteed minimum income benefit provides
PROTECTION             income protection for you while the annuitant lives. The guaranteed minimum death benefit provides a death benefit for the beneficiary should the annuitant die.
--------------------------------------------------------------------------------------------------------------------
CONTRIBUTION AMOUNTS   o Initial minimum:          $25,000
                       o Additional minimum:       $ 1,000
                                                   $100 monthly and $300 quarterly under our automatic
                                                   investment program (NQ contracts)
                       ---------------------------------------------------------------------------------------------
                       Maximum contribution limitations may apply.
--------------------------------------------------------------------------------------------------------------------
ACCESS TO YOUR MONEY   o Lump sum withdrawals
                       o Several withdrawal options on a periodic basis
                       o Loans under Rollover TSA contracts
                       o Contract surrender
                       You may incur income tax and a tax penalty.
--------------------------------------------------------------------------------------------------------------------
PAYOUT OPTIONS         o Fixed annuity payout options
                       o Variable Immediate Annuity payout options
                       o Income Manager(Registered Trademark) payout options
--------------------------------------------------------------------------------------------------------------------

-----
  9
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
ADDITIONAL FEATURES    o Guaranteed minimum death benefit even if you do not elect baseBUILDER
                       o Dollar cost averaging
                       o Automatic investment program
                       o Account value rebalancing (quarterly, semiannually, and annually)
                       o Free transfers
--------------------------------------------------------------------------------------------------------------------
FEES AND CHARGES       o Daily charges on amounts invested in the variable investment options for mortality and expense risks, administrative charges, and distribution charges at a current annual rate of 1.60% (1.70% maximum).
                       o Annual 0.30% benefit base charge for the optional baseBUILDER benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches age
                         85 (age 83 in Oregon), whichever occurs first. The benefit base is described under "Your benefit base" in "Contract features and benefits." If you don't elect baseBUILDER, you still receive a guaranteed minimum death benefit under your contract at no additional charge.
                       o No sales charge deducted at the time you make contributions, no withdrawal charge, and no annual contract fee.
                         The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
                         The end of each 12-month period is your "contract date anniversary."
                       o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.
                       o We deduct a $350 annuity administrative fee from amounts applied to the
                         Variable Immediate Annuity payout options.
                       o Annual expenses of EQ Advisors Trust portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.25% to 1.15% annually, 12b-1 fees of
                         0.25% annually, and other expenses.
--------------------------------------------------------------------------------------------------------------------
ANNUITANT ISSUE AGES   NQ: 0-85
                       Rollover IRA, Roth Conversion IRA, and Rollover TSA: 20-85
                       QP: 20-75
--------------------------------------------------------------------------------------------------------------------


THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.


For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.

-----
  10
--------------------------------------------------------------------------------


OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other Equitable Life annuity contracts that he or she distributes. You can also contact us to find out more about any of the Equitable Life annuity contracts.

 Fee table



--------
 11
--------------------------------------------------------------------------------


The fee table below will help you understand the various charges and expenses that apply to your contract. The table reflects charges you will directly incur under the contract, as well as charges and expenses of the portfolios that you will bear indirectly. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Also, an annuity administrative fee may apply when your annuity payments are to begin. Each of the charges and expenses is more fully described under "Charges and expenses" later in this prospectus.


The fixed maturity options are not covered by the fee table and examples. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.


---------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS EXPRESSED AS AN
 ANNUAL PERCENTAGE OF DAILY NET ASSETS
---------------------------------------------------------------------------------------------------
 Mortality and expense risks(1)                                         1.10%
 Administrative                                                         0.25% current (0.35% maximum)
 Distribution                                                           0.25%
                                                                        ----
 Total annual expenses                                                  1.60% current (1.70% maximum)
---------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME
 YOU REQUEST CERTAIN TRANSACTIONS
---------------------------------------------------------------------------------------------------
 Charge if you elect a Variable Immediate Annuity payout option         $350
---------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE EACH YEAR IF YOU ELECT THE OPTIONAL BENEFIT
---------------------------------------------------------------------------------------------------
 BASEBUILDER BENEFIT CHARGE (calculated as a percentage of
 the benefit base. Deducted annually on each contract date
 anniversary)(2)                                                        0.30%
---------------------------------------------------------------------------------------------------


EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)



----------------------------------------------------------------------------------------------------------------------
                                                                                                            TOTAL
                                                                                         OTHER              ANNUAL
                                                                                        EXPENSES           EXPENSES
                                                   MANAGEMENT                        (AFTER EXPENSE     (AFTER EXPENSE
                                                    FEES(3)         12B-1 FEE(4)     LIMITATION)(5)     LIMITATION)(6)
----------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                                   0.60%             0.25%              0.04%             0.89%
Alliance Common Stock                                 0.46%             0.25%              0.04%             0.75%
Alliance Conservative Investors                       0.60%             0.25%              0.07%             0.92%
Alliance Global                                       0.73%             0.25%              0.09%             1.07%
Alliance Growth and Income                            0.59%             0.25%              0.05%             0.89%
Alliance Growth Investors                             0.57%             0.25%              0.05%             0.87%
Alliance High Yield                                   0.60%             0.25%              0.05%             0.90%
Alliance Intermediate Government Securities           0.50%             0.25%              0.07%             0.82%
Alliance International                                0.85%             0.25%              0.20%             1.30%
Alliance Money Market                                 0.34%             0.25%              0.05%             0.64%
EQ/Alliance Premier Growth                            0.90%             0.25%              0.00%             1.15%
EQ/Alliance Technology                                0.90%             0.25%              0.00%             1.15%
Alliance Small Cap Growth                             0.75%             0.25%              0.07%             1.07%
BT Equity 500 Index                                   0.25%             0.25%              0.10%             0.60%
BT International Equity Index                         0.35%             0.25%              0.40%             1.00%
----------------------------------------------------------------------------------------------------------------------

-----
 12
--------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------
                                                                                                       TOTAL
                                                                                     OTHER            ANNUAL
                                                                                   EXPENSES           EXPENSES
                                              MANAGEMENT                        (AFTER EXPENSE     (AFTER EXPENSE
                                               FEES(3)         12B-1 FEE(4)     LIMITATION)(5)     LIMITATION)(6)
----------------------------------------------------------------------------------------------------------------------
BT Small Company Index                           0.25%             0.25%              0.25%             0.75%
Capital Guardian Research                        0.65%             0.25%              0.05%             0.95%
Capital Guardian U.S. Equity                     0.65%             0.25%              0.05%             0.95%
EQ/Evergreen                                     0.65%             0.25%              0.05%             0.95%
EQ/Evergreen Foundation                          0.60%             0.25%              0.10%             0.95%
MFS Emerging Growth Companies                    0.65%             0.25%              0.10%             1.00%
MFS Growth with Income                           0.60%             0.25%              0.10%             0.95%
MFS Research                                     0.65%             0.25%              0.05%             0.95%
Mercury Basic Value Equity                       0.60%             0.25%              0.10%             0.95%
Mercury World Strategy                           0.70%             0.25%              0.25%             1.20%
Morgan Stanley Emerging Markets Equity           1.15%             0.25%              0.35%             1.75%
EQ/Putnam Balanced                               0.60%             0.25%              0.05%             0.90%
EQ/Putnam Growth & Income Value                  0.60%             0.25%              0.10%             0.95%
T. Rowe Price Equity Income                      0.60%             0.25%              0.10%             0.95%
T. Rowe Price International Stock                0.85%             0.25%              0.15%             1.25%
Warburg Pincus Small Company Value               0.75%             0.25%              0.10%             1.10%
----------------------------------------------------------------------------------------------------------------------


----------
Notes:


(1) A portion of this charge is for providing the guaranteed minimum death benefit.

(2) The benefit base is described under "Contract features and benefits -- Your guaranteed minimum income benefit under baseBUILDER."

(3) The management fees shown reflect revised management fees, effective on or about May 1, 2000 which were approved by shareholders. The management fees shown for EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, Warburg Pincus Small Company Value and T. Rowe Price International Stock do not reflect the waiver of a portion of each portfolio's investment management fees that are currently in effect. The management fee for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(4) Portfolio shares are all subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. Prior to October 18, 1999, the total annual expenses for the Alliance Small Cap Growth portfolio were limited to 1.20% under an expense limitation arrangement related to that portfolio's Rule 12b-1 Plan. The arrangement is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement.

(5) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreements.

     On October 18, 1999, the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) became part of the portfolios of EQ Advisors Trust. The "Other Expenses" for these portfolios have been restated to reflect the estimated expenses that would have been incurred had these portfolios been portfolios of EQ Advisors Trust for the entire year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these portfolios.

-----
 13
--------------------------------------------------------------------------------


(6) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain portfolios. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of certain portfolios (other than interest, taxes, brokerage commissions, capitalized expenditures, extraordinary expenses and 12b-1 fees) are limited as a percentage of the average daily net assets of each of the following portfolios: 1.75% for Morgan Stanley Emerging Markets Equity; 1.25% for T. Rowe Price International Stock; 1.20% for Mercury World Strategy; 1.15% for EQ/Alliance Premier Growth and EQ/Alliance Technology; 1.10% for Warburg Pincus Small Company Value; 1.00% for BT International Equity Index and MFS Emerging Growth Companies; 0.95% for Capital Guardian U.S. Equity, Capital Guardian Research, EQ/Evergreen, EQ/Evergreen Foundation, MFS Growth with Income, MFS Research, Mercury Basic Value Equity, EQ/Putnam Growth & Income Value and T. Rowe Price Equity Income; 0.90% for EQ/Putnam Balanced; 0.75% for BT Small Company Index; and 0.60% for BT Equity 500 Index. The expense limitations for the BT Equity 500 Index, Mercury Basic Value Equity, MFS Growth with Income, MFS Research, MFS Emerging Growth Companies, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen portfolio reflects a decrease effective on May 1, 2000.

    Absent the expense limitation, the "Other Expenses" for 1999 on an annualized basis for each of the portfolios would have been as follows:
    1.00% for Morgan Stanley Emerging Markets Equity; 0.30% for T. Rowe Price International Stock; 0.46% for Mercury World Strategy; 0.23% for EQ/Alliance Premier Growth; 0.10% for EQ/Alliance Technology; 0.24% for Warburg Pincus Small Company Value; 0.49% for BT International Equity Index; 0.17% for MFS Emerging Growth Companies; 0.34% for Capital Guardian U.S. Equity; 0.47% for Capital Guardian Research; 1.87% for EQ/Evergreen; 1.07% for EQ/Evergreen Foundation; 0.37% for MFS Growth with Income; 0.17% for MFS Research and Mercury Basic Value Equity; 0.16% for EQ/Putnam Growth & Income Value; 0.21% for T. Rowe Price Equity Income; 0.28% for EQ/Putnam Balanced; 0.71% for BT Small Company Index; and 0.18% for BT Equity 500 Index. Initial seed capital was invested on April 30, 1999 for EQ/Alliance Premier Growth, Capital Guardian U.S. Equity and Capital Guardian Research portfolios and will be invested on or about May 1, 2000 for EQ/Alliance Technology portfolio and therefore expenses have been estimated.

    Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust.

-----
  14
--------------------------------------------------------------------------------

EXAMPLE

The example below shows the expenses that a hypothetical contract owner (who has elected baseBUILDER) would pay in the situation illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) The charges used in the examples are the maximum charge rather than the lower current charges.


The example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.





----------------------------------------------------------------------------------------------------
                                                          AT THE END OF EACH PERIOD SHOWN,
                                                               THE EXPENSES WOULD BE:
                                                   1 YEAR       3 YEARS       5 YEARS       10 YEARS
----------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              $ 27.09      $  89.34      $ 154.46      $ 330.67
Alliance Common Stock                            $ 25.62      $  84.96      $ 147.21      $ 316.52
Alliance Conservative Investors                  $ 27.51      $  90.59      $ 156.53      $ 334.67
Alliance Global                                  $ 29.09      $  95.27      $ 164.23      $ 349.55
Alliance Growth and Income                       $ 27.20      $  89.66      $ 154.98      $ 331.67
Alliance Growth Investors                        $ 26.99      $  89.03      $ 153.95      $ 329.66
Alliance High Yield                              $ 27.20      $  89.66      $ 154.98      $ 331.67
Alliance Intermediate Government Securities      $ 26.46      $  87.47      $ 151.36      $ 324.63
Alliance International                           $ 31.50      $ 102.41      $ 175.95      $ 371.93
Alliance Money Market                            $ 24.46      $  81.51      $ 141.48      $ 305.25
EQ/Alliance Premier Growth                       $ 30.98      $ 100.86      $ 173.42      $ 367.11
EQ/Alliance Technology                           $ 29.93      $  97.76      $ 168.32      $ 357.40
Alliance Small Cap Growth                        $ 28.98      $  94.96      $ 163.72      $ 348.57
BT Equity 500 Index                              $ 24.15      $  80.56      $ 139.92      $ 302.16
BT International Equity Index                    $ 28.35      $  93.09      $ 160.64      $ 342.64
BT Small Company Index                           $ 25.72      $  85.27      $ 147.73      $ 317.53
Capital Guardian Research                        $ 27.82      $  91.53      $ 158.07      $ 337.67
Capital Guardian U.S. Equity                     $ 27.82      $  91.53      $ 158.07      $ 337.67
EQ/Evergreen                                     $ 27.82      $  91.53      $ 158.07      $ 337.67
EQ/Evergreen Foundation                          $ 27.82      $  91.53      $ 158.07      $ 337.67
MFS Emerging Growth Companies                    $ 28.35      $  93.09      $ 160.64      $ 342.64
MFS Growth with Income                           $ 27.82      $  91.53      $ 158.07      $ 337.67
MFS Research                                     $ 27.82      $  91.53      $ 158.07      $ 337.67
Mercury Basic Value Equity                       $ 27.82      $  91.53      $ 158.07      $ 337.67
Mercury World Strategy                           $ 30.45      $  99.31      $ 170.87      $ 362.26
Morgan Stanley Emerging Markets Equity           $ 36.23      $ 116.29      $ 198.55      $ 414.19
EQ/Putnam Balanced                               $ 27.30      $  89.97      $ 155.49      $ 332.67
EQ/Putnam Growth & Income Value                  $ 27.82      $  91.53      $ 158.07      $ 337.67
T. Rowe Price Equity Income                      $ 27.82      $  91.53      $ 158.07      $ 337.67
T. Rowe Price International Stock                $ 30.98      $ 100.86      $ 173.42      $ 367.11
Warburg Pincus Small Company Value               $ 29.40      $  96.20      $ 165.77      $ 352.50
----------------------------------------------------------------------------------------------------


(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money."

-----
 15
--------------------------------------------------------------------------------


IF YOU ELECT A VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION:

Assuming an annuity payout option could be issued (see note (1) above), and you elect a Variable Immediate Annuity payout option, the expenses shown in the example would, in each case, be increased by $4.34 based on the average amount applied to annuity payout options in 1999. See "Annuity administrative fee" in "Charges and expenses."


CONDENSED FINANCIAL INFORMATION

Please see Appendix I at the end of this prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 1999.

1
Contract features and benefits


--------
   16
--------------------------------------------------------------------------------


HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT


You may purchase a contract by making payments to us that we call "contributions." We require a minimum initial contribution of $25,000 for you to purchase a contract. You may make additional contributions of at least $1,000 each, subject to limitations noted below. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.
------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
                 AVAILABLE
CONTRACT       FOR ANNUITANT                                                          LIMITATIONS ON
TYPE            ISSUE AGES            SOURCE OF CONTRIBUTIONS                         CONTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
 NQ             0 through 85    o After-tax money.                         o No additional contributions after
                                o Paid to us by check or transfer of         age 86.
                                  contract value in a tax-deferred
                                  exchange under Section 1035 of the
                                  Internal Revenue Code.
---------------------------------------------------------------------------------------------------------------------
 Rollover IRA   20 through 85   o Rollovers from a qualified plan.         o No rollover or direct transfer
                                o Rollovers from a TSA.                      contributions after age 86.
                                o Rollovers from another traditional       o Contributions after age 70 1/2 must be
                                  net of required minimum distributions.   o Regular IRA contributions limited to
                                  individual retirement arrangement.         $2,000 per year.
                                o Direct custodian-to-custodian transfers  o Although we accept regular
                                  from another traditional individual        contributions under the Rollover IRA
                                  retirement arrangement.                    contracts, we intend that this contract
                                o Regular IRA contributions.                 be used for rollover and direct transfer
                                                                             contributions. Please refer to
                                                                             "Withdrawals, payments and transfers
                                                                             of funds out of traditional IRAs" in
                                                                             "Tax information" for a discussion of
                                                                             conduit IRAs.
---------------------------------------------------------------------------------------------------------------------

-----
 17
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------
                 AVAILABLE
CONTRACT       FOR ANNUITANT                                               LIMITATIONS ON
TYPE            ISSUE AGES       SOURCE OF CONTRIBUTIONS                   CONTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------
 Roth Conversion   20 through 85   o Rollovers from another Roth IRA.         o No additional rollover or direct transfer
 IRA                               o Conversion rollovers from a traditional    contributions after age 86.
                                     IRA.                                     o Conversion rollovers after age 70 1/2
                                   o Direct transfers from another Roth IRA.    must be net of required minimum
                                                                                distributions for the traditional IRA you
                                                                                are rolling over.
                                                                              o You cannot roll over funds from a
                                                                                traditional IRA if your adjusted gross
                                                                                income is $100,000 or more.
                                                                              o Regular contributions are not
                                                                                permitted.
                                                                              o Only rollover and direct transfer
                                                                                contributions are permitted
----------------------------------------------------------------------------------------------------------------------
 Rollover TSA      20 through 85   o Rollovers from another TSA contract or   o No additional rollover or direct transfer
                                     arrangement.                               contributions after age 86.
                                   o Rollovers from a traditional IRA which   o Contributions after age 70 1/2 must be
                                     was a "conduit" for TSA funds              net of required minimum distributions.
                                     previously rolled over.                  o Employer-remitted contributions are
                                   o Direct transfers from another contract     not permitted.
                                     or arrangement under Section 403(b)
                                     of the Internal Revenue Code,
                                     complying with IRS Revenue Ruling
                                     90-24.
----------------------------------------------------------------------------------------------------------------------
 QP                20 through 75   o Only transfer contributions from an      o Regular ongoing payroll contributions
                                     existing qualified plan trust as a         are not permitted.
                                     change of investment vehicle under the   o Only one additional contribution may
                                     plan.                                      be made during a contract year.
                                   o The plan must be qualified under         o No additional transfer contributions
                                     Section 401(a) of the Internal Revenue     after age 76.
                                     Code.                                    o For defined benefit plans, employee
                                   o For 401(k) plans, transferred              contributions are not permitted.
                                     contributions may only include           o Contributions after age 70 1/2 must be
                                     employee pre-tax contributions.            net of any required minimum
                                                                                distributions.

 Please refer to Appendix II for a discussion of purchase considerations of QP contracts.
---------------------------------------------------------------------------------------------------------------------

-----
  18
--------------------------------------------------------------------------------


See "Tax information" for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all Equitable Accumulator contracts with the same annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all Equitable Life annuity accumulation contracts that you own would then total more than $2,500,000.

For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this prospectus.

----------
  19
--------------------------------------------------------------------------------


OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person.

Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II for more information on QP contracts.
-----------------------------------------------------------------------------

A "participant" is an individual who is currently, or was formerly, participating in an eligible employer's QP or TSA plan.
-----------------------------------------------------------------------------

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to Equitable Life. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made under our automatic investment program. This method of payment is discussed in detail in "More information" later in this prospectus.

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.


-----------------------------------------------------------------------------


Our "business day" is any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. We may, however, close due to emergency conditions.

-----------------------------------------------------------------------------

SECTION 1035 EXCHANGES


You may apply the value of an existing nonqualified deferred annuity contract (or life insurance or endowment contract) to purchase an Equitable Accumulator Select NQ contract in a tax-free exchange if you follow certain procedures as shown in the form that we require you to use. Also see "Tax information" later in this prospectus.


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

Your investment options are the variable investment options and the fixed maturity options.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Listed below are the currently available portfolios, their investment objectives, and their advisers.

-----------------------------------------------------------------------------


You can choose from among the variable investment options.

-----------------------------------------------------------------------------

-----
  20
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------
PORTFOLIOS OF EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                     OBJECTIVE                                         ADVISER
------------------------------------------------------------------------------------------------------------------------------
 EQ/Aggressive Stock               Long-term growth of capital                       Alliance Capital Management L.P.,
                                                                                     Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------
 Alliance Common Stock             Long-term growth of capital and increasing        Alliance Capital Management L.P.
                                   income
------------------------------------------------------------------------------------------------------------------------------
 Alliance Conservative Investors   High total return without, in the adviser's       Alliance Capital Management L.P.
                                   opinion, undue risk to principal
------------------------------------------------------------------------------------------------------------------------------
 Alliance Global                   Long-term growth of capital                       Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
 Alliance Growth and Income        High total return through a combination of        Alliance Capital Management L.P.
                                   current income and capital appreciation
------------------------------------------------------------------------------------------------------------------------------
 Alliance Growth Investors         High total return consistent with the adviser's   Alliance Capital Management L.P.
                                   determination of reasonable risk
------------------------------------------------------------------------------------------------------------------------------
 Alliance High Yield               High return by maximizing current income and,     Alliance Capital Management L.P.
                                   to the extent consistent with that objective,
                                   capital appreciation
------------------------------------------------------------------------------------------------------------------------------
 Alliance Intermediate             High current income consistent with relative      Alliance Capital Management L.P.
  Government Securities            stability of principal
------------------------------------------------------------------------------------------------------------------------------
 Alliance International            Long-term growth of capital                       Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
 Alliance Money Market             High level of current income while preserving     Alliance Capital Management L.P.
                                   assets and maintaining liquidity
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Premier Growth        Long-term growth of capital                       Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
 Alliance Small Cap Growth         Long-term growth of capital                       Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Technology            Long-term growth of capital                       Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------
 BT Equity 500 Index               Replicate as closely as possible (before          Bankers Trust Company
                                   deduction of portfolio expenses) the total
                                   return of the Standard & Poor's 500
                                   Composite Stock Price Index
------------------------------------------------------------------------------------------------------------------------------
 BT International Equity Index     Replicate as closely as possible (before          Bankers Trust Company
                                   deduction of portfolio expenses) the total
                                   return of the Morgan Stanley Capital
                                   International Europe, Australia, Far East Index
------------------------------------------------------------------------------------------------------------------------------

-----
 21
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------
PORTFOLIOS OF EQ ADVISORS TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
 PORTFOLIO NAME                  OBJECTIVE                                          ADVISER
------------------------------------------------------------------------------------------------------------------------------
 BT Small Company Index         Replicate as closely as possible (before           Bankers Trust Company
                                deduction of portfolio expenses) the total
                                return of the Russell 2000 Index
------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian Research      Long-term growth of capital                        Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------
 Capital Guardian U.S. Equity   Long-term growth of capital                        Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen                   Long-term growth of capital                        Evergreen Asset Management Corp.
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Foundation        In order of priority, reasonable income,           Evergreen Asset Management Corp.
                                conservation of capital, and capital appreciation
------------------------------------------------------------------------------------------------------------------------------
 MFS Emerging Growth            Long-term capital growth                           Massachusetts Financial Services Company
  Companies
------------------------------------------------------------------------------------------------------------------------------
 MFS Growth with Income         Reasonable current income and long-term            Massachusetts Financial Services Company
                                growth of capital and income
------------------------------------------------------------------------------------------------------------------------------
 MFS Research                   Long-term growth of capital and future income      Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------
 Mercury Basic Value Equity     Capital appreciation and secondarily, income       Mercury Asset Management, US
------------------------------------------------------------------------------------------------------------------------------
 Mercury World Strategy         High total investment return                       Mercury Asset Management, US
------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Emerging        Long-term capital appreciation                     Morgan Stanley Asset Management
  Markets Equity
------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Balanced             Balanced investment                                Putnam Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------
 EQ/Putnam Growth & Income      Capital growth, current income is a secondary      Putnam Investment Management, Inc.
  Value                         objective
------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price Equity Income    Substantial dividend income and also capital       T. Rowe Price Associates, Inc.
                                appreciation
------------------------------------------------------------------------------------------------------------------------------
 T. Rowe Price International    Long-term growth of capital                        Rowe Price-Fleming International, Inc.
  Stock
------------------------------------------------------------------------------------------------------------------------------
 Warburg Pincus Small Company   Long-term capital appreciation                     Warburg Pincus Asset Management, Inc.
  Value
------------------------------------------------------------------------------------------------------------------------------


Other important information about the portfolios is included in the prospectus for EQ Advisors Trust attached at the end of this prospectus.

----------
   22
--------------------------------------------------------------------------------

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. You can allocate your contributions to one or more of these fixed maturity options. These amounts become part of our general account assets. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in contracts issued in Maryland.

-----------------------------------------------------------------------------
Fixed maturity options range from one to ten years to maturity.
-----------------------------------------------------------------------------


The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution. If you make any withdrawals or transfers from a fixed maturity option before the maturity date, we will make a "market value adjustment" that may increase or decrease any fixed maturity amount you have left in that fixed maturity option. We discuss the market value adjustment below and in greater detail later in this prospectus in "More information."


On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We currently offer fixed maturity options ending on February 15th for each of the maturity years 2001 through 2010. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o the fixed maturity option's maturity date is within the current calendar year; or


o the rate to maturity is 3% or less.


YOUR CHOICES AT THE MATURITY DATE. We will notify you on or before December 31st of the year before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option or into any of the variable investment options; or

(b)  withdraw the maturity value.

If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the fixed maturity option that will mature next.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)  the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to

----------
  23
--------------------------------------------------------------------------------

the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix III of this prospectus provides an example of how the market value adjustment is calculated.



ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, principal assurance, or dollar cost averaging.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. However, the total of your allocations must equal 100%. If the annuitant is age 76 or older, you may allocate contributions to fixed maturity options if their maturities are five years or less. Also, you may not allocate amounts to fixed maturity options with maturity dates that are later than the February 15th immediately following the date annuity payments are to begin.


PRINCIPAL ASSURANCE ALLOCATION

Under this allocation program you select a fixed maturity option. We specify the portion of your initial contribution to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.


For example, if your initial contribution is $10,000, and on March 15, 2000 you chose the fixed maturity option with a maturity date of February 15, 2010, since the rate to maturity was 5.98% on March 15, 2000, we would have allocated $5,618.00 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.


The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing a Rollover IRA, QP, or Rollover TSA contract, before you select a maturity year that would extend beyond the year in which you will reach age 70 1/2, you should consider whether your value in the variable investment options, or your other traditional IRA or TSA funds are sufficient to meet your required minimum distributions. See "Tax information."


You may not elect principal assurance if the special dollar cost averaging program is in effect.


DOLLAR COST AVERAGING

We offer two dollar cost averaging programs. Each program allows you to gradually transfer amounts from the Alliance Money Market option to the other variable investment options by periodically transferring approximately the same dollar amount to the other variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. These plans of investing, however, do not guarantee that you will earn a profit or be protected against losses.

----------
   24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

SPECIAL DOLLAR COST AVERAGING PROGRAM. You may dollar cost average from the Alliance Money Market option into any of the other variable investment options. You must allocate your entire initial contribution into the Alliance Money Market option. We will transfer your value in the Alliance Money Market option into the other variable investment options that you select over the next 12 months or such other period we may offer. The transfer date will be the same day of the month as the contract date, but not later than the 28th. All amounts will be transferred out by the end of the first contract year or such other period we may offer. Under this program we will not deduct the mortality and expense risks, administrative, and distribution charges from assets in the Alliance Money Market option. You may not allocate additional contributions to the Alliance Money Market option under this program.

The only amounts that should be transferred from the Alliance Money Market option are your regularly scheduled monthly transfers to the other variable investment options. If you request to transfer or withdraw any other amounts, we will transfer all of the value that you have remaining in the Alliance Money Market option to the other investment options according to the allocation percentages we have on file for you. As a result, you will no longer be able to participate in the special dollar cost averaging program. You may also ask us to cancel your participation at any time.

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the Alliance Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly, or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the Alliance Money Market option have been transferred out.

The minimum amount that we will transfer each time is $250. The maximum amount we will transfer is equal to your value in the Alliance Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the Alliance Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The general dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

                    ----------------------------------------

You may not elect dollar cost averaging or special dollar cost averaging if you are participating in the rebalancing program. See "Transferring your money among investment options."


YOUR BENEFIT BASE

The benefit base is used to calculate the guaranteed minimum income benefit and the 5% roll up to age 80 guaranteed minimum death benefit. See "Our baseBUILDER option" and "Guaranteed minimum death benefit" below. The benefit base is equal to:

o    your initial contribution and any additional contributions to the contract;
     plus

o    daily interest; less

o a deduction that reflects any withdrawals you make (the amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money"); less

o a deduction for any withdrawal charge remaining when you exercise your guaranteed minimum income benefit; and less

o a deduction for any outstanding loan plus accrued interest on the date that you exercise your guaranteed minimum income benefit (applies to Rollover TSA only).

The effective annual interest rate credited to the benefit base is:

----------
  25
--------------------------------------------------------------------------------

o 5% for the benefit base with respect to the variable investment options (other than the Alliance Money Market and the Alliance Intermediate Government Securities options), and the account for special dollar cost averaging; and

o 3% for the benefit base with respect to the Alliance Money Market and the Alliance Intermediate Government Securities options, the fixed maturity options and the loan reserve account.

No interest is credited after the annuitant is age 80.

-----------------------------------------------------------------------------
Your benefit base is not an account value or a cash value.
-----------------------------------------------------------------------------

ANNUITY PURCHASE FACTORS


Annuity purchase factors are the factors applied to determine your periodic payments under the guaranteed minimum income benefit and annuity payout options. The guaranteed minimum income benefit is discussed in "Our baseBUILDER option" and annuity payout options are discussed in "Accessing your money" later in this prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are those factors that are in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.


OUR BASEBUILDER OPTION

The baseBUILDER option offers you a guaranteed minimum income benefit combined with the guaranteed minimum death benefit available under the contract. The baseBUILDER benefit is available if the annuitant is between the ages of 20 and 75 at the time the contract is issued. There is an additional charge for the baseBUILDER benefit which is described under "baseBUILDER benefit charge" in "Charges and expenses."

The guaranteed minimum income benefit component of baseBUILDER is described below. Whether you elect baseBUILDER or not, the guaranteed minimum death benefit is provided under the contract. The guaranteed minimum death benefit is described under "Guaranteed minimum death benefit" below. baseBUILDER is currently not available in some states. Please ask your financial professional if baseBUILDER is available in your state.

The guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or an Income Manager level payment life with a period certain payout option, subject to state availability (for contracts issued in Oregon, only the Income Manager life with a period certain payout annuity contract is available). You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your guaranteed minimum income benefit. The maximum period certain available under the Income Manager payout option is 10 years. This period may be shorter, depending on the annuitant's age when you exercise your guaranteed minimum income benefit and the type of contract you own. We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this prospectus.

-----------------------------------------------------------------------------
 The guaranteed minimum income benefit, which is also known as a living benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
-----------------------------------------------------------------------------

When you exercise the guaranteed minimum income benefit, the annual lifetime income that you will receive under the life annuity payout option will be the greater of (i) your guaranteed minimum income benefit which is calculated by applying your benefit base at guaranteed annuity purchase factors, or (ii) the income provided by applying your actual account value at our then current annuity purchase factors.


When you elect to receive annual lifetime income, your contract will terminate and you will receive the annuity payout option. You will begin receiving payments one payment period after the annuity payout option is issued. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death. There is no

----------
   26
--------------------------------------------------------------------------------

continuation of benefits following the annuitant's (or joint annuitant's, if applicable) death.

Before you elect baseBUILDER, you should consider the fact that the guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

You should also consider that the guaranteed annuity purchase factors we use to determine your Income Manager benefit under baseBUILDER are more conservative than the guaranteed annuity purchase factors we use for the Income Manager payout annuity option. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the baseBUILDER Income Manager will be smaller than each periodic payment under the Income Manager payout annuity option.


ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT

The table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of March 1, 2000, assuming no additional contributions, withdrawals, or loans under Rollover TSA contracts, and assuming there were no allocations to the Alliance Money Market option or the fixed maturity options.




---------------------------------------------------------------
                                     GUARANTEED MINIMUM
      CONTRACT DATE           INCOME BENEFIT -- ANNUAL INCOME
 ANNIVERSARY AT EXERCISE            PAYABLE FOR LIFE
---------------------------------------------------------------
            10                          $10,816
            15                          $16,132
---------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT.

On each contract date anniversary that you are eligible to exercise the guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract anniversary. You may notify us within 30 days following the contract date anniversary if you want to exercise the guaranteed minimum income benefit. You must return your contract to us in order to exercise this benefit. The amount of income you actually receive will be determined when we receive your request to exercise the benefit. You will begin receiving payments one payment period after the annuity payout contract is issued.


You (or the successor annuitant/owner, if applicable) will be eligible to exercise the guaranteed minimum income benefit as follows:

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.


o If the annuitant was at least age 45 and no older than age 49 (age 53 in Oregon) when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 (age 54 in Oregon) and no older than age 75 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th (7th in Oregon) contract date anniversary.


Please note:


(i) the latest date you may exercise the guaranteed minimum income benefit is the contract date anniversary following the annuitant's 85th (83rd in Oregon) birthday;

(ii) if the annuitant was age 75 when the contract was issued, the only time you may exercise the guaranteed minimum income benefit is within 30 days following the first (in Oregon, the first and second contract date anniversary) contract date anniversary that it becomes available;

----------
  27
--------------------------------------------------------------------------------

(iii) if the annuitant was older than age 60 (63 in Oregon) at the time an IRA, QP or Rollover TSA contract was issued, the baseBUILDER may not be an appropriate feature because the minimum distributions required by tax law must begin before the guaranteed minimum income benefit can be exercised; and

(iv) for QP and Rollover TSA contracts, if you are eligible to exercise your guaranteed minimum income benefit, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract.

GUARANTEED MINIMUM DEATH BENEFIT

A guaranteed minimum death benefit is provided as part of the baseBUILDER benefit. A guaranteed minimum death benefit is also provided under your contract even if you don't elect baseBUILDER. In this case, the baseBUILDER benefit charge does not apply.

GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 0 THROUGH 79 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 79 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA, AND ROLLOVER TSA CONTRACTS; AND 20 THROUGH 75 AT ISSUE OF QP CONTRACTS.

You must elect either the "5% roll up to age 80" or the "annual ratchet to age 80" guaranteed minimum death benefit when you apply for a contract. Once you have made your election, you may not change it.

5% ROLL UP TO AGE 80. This guaranteed minimum death benefit is equal to the benefit base described earlier in "Your benefit base."

ANNUAL RATCHET TO AGE 80. On the contract date, your guaranteed minimum death benefit equals your initial contribution. Then, on each contract date anniversary, we will determine your guaranteed minimum death benefit by comparing your current guaranteed minimum death benefit to your account value on that contract date anniversary. If your account value is higher than your guaranteed minimum death benefit, we will increase your guaranteed minimum death benefit to equal your account value. On the other hand, if your account value on the contract date anniversary is less than your guaranteed minimum death benefit, we will not adjust your guaranteed minimum death benefit either up or down. If you make additional contributions, we will increase your current guaranteed minimum death benefit by the dollar amount of the contribution on the date the contribution is allocated to your investment options. If you take a withdrawal from your contract, we will reduce your guaranteed minimum death benefit on the date you take the withdrawal.

GUARANTEED MINIMUM DEATH BENEFIT APPLICABLE FOR ANNUITANT AGES 80 THROUGH 85 AT ISSUE OF NQ, ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS.

On the contract date, your guaranteed minimum death benefit equals your initial contribution. Thereafter, it will be increased by the dollar amount of any additional contributions. We will reduce your guaranteed minimum death benefit if you take any withdrawals.

                    ----------------------------------------

Please see "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" for information on how withdrawals affect your guaranteed minimum death benefit.

See Appendix IV for an example of how we calculate the guaranteed minimum death benefit.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Generally, your refund will equal your account value under the contract on the day we receive notification of your decision to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), and (ii) any positive or negative market value adjustments in the fixed maturity options through the date we receive your contract. Some

----------
   28
--------------------------------------------------------------------------------

states require that we refund the full amount of your contribution (not reflecting (i) or (ii) above). For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.

We may require that you wait six months before you may apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract o whether we have received your contribution or not.

Please see "Tax information" for possible consequences of cancelling your contract.


In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

2
Determining your contract's value


----------------
  29
--------------------------------------------------------------------------------


YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have in the variable investment options; (ii) market adjusted amounts in the fixed maturity options; and (iii) value you have in the loan reserve account (applies for Rollover TSA contracts only). These amounts are subject to certain fees and charges discussed under "Charges and expenses."

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money."



YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.


The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)  mortality and expense risks;

(ii) administrative; and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal;

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option; or

(iv) decreased to reflect a transfer of your loan amount to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the baseBUILDER benefit charge, the number of units credited to your contract will be reduced. A description of how unit values are calculated is found in the SAI.



YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.

3
Transferring your money among investment options


----------------
      30
--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:


o You may not transfer to a fixed maturity option that matures in the current calendar year, or that has a rate to maturity of 3% or less.


o If the annuitant is 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. Also, the maturity dates may be no later than the February 15th immediately following the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date the transfer may cause a market value adjustment.


You may request a transfer in writing or by telephone using TOPS. We anticipate that transfers will be available online by using EQAccess by the end of 2000. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:


(1)  the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and


(3)  the investment options to and from which you are transferring.


We will confirm all transfers in writing.



MARKET TIMING

You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolios in which the variable investment options invest. Market timing strategies are disruptive to the underlying mutual fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.



REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis. Rebalancing will occur on the same day of the month as the contract date).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.
-----------------------------------------------------------------------------


Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional or other financial professional before electing the program.

-----------------------------------------------------------------------------





You may elect the rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be cancelled in writing.

----------
  31
--------------------------------------------------------------------------------


You may not elect the rebalancing program if you are participating in the dollar cost averaging or special dollar cost averaging program.

4
Accessing your money



----------------
      32
--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of withdrawals, see "Tax information."




--------------------------------------------------------------------------------
                                    METHOD OF WITHDRAWAL
--------------------------------------------------------------------------------
                                                  SUBSTANTIALLY        MINIMUM
 CONTRACT           LUMP SUM      SYSTEMATIC          EQUAL         DISTRIBUTION
--------------------------------------------------------------------------------
 NQ                   Yes             Yes              No                No
--------------------------------------------------------------------------------
Rollover IRA          Yes             Yes              Yes               Yes
--------------------------------------------------------------------------------
Roth Conversion IRA   Yes             Yes              Yes               No
--------------------------------------------------------------------------------
QP                    Yes             No               No                Yes
--------------------------------------------------------------------------------
Rollover TSA*         Yes             No               No                Yes
--------------------------------------------------------------------------------



* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information."



LUMP SUM WITHDRAWALS
(All contracts)


You may take lump sum withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions.) The minimum amount you may withdraw is $300. If you request to withdraw more than 90% of a contract's current cash value we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below.


Under Rollover TSA contracts, if a loan is outstanding, you may only take lump sum withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(NQ, Rollover IRA, and Roth Conversion IRA contracts only)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value.

You may take systematic withdrawals on a monthly, quarterly, or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly, and 15.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.


You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59 1/2 and 70 1/2.


You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a lump sum withdrawal. You can cancel the systematic withdrawal option at any time.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA and Roth Conversion IRA contracts only)


The substantially equal withdrawals option allows you to receive distributions from your account value without triggering the 10% additional federal tax penalty, which normally applies to distributions made before age 59 1/2. See "Tax information." Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59 1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a lump sum withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on those withdrawals.

----------
  33
--------------------------------------------------------------------------------

You may elect to take substantially equal withdrawals at any time before age
59 1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a lump sum withdrawal. We will calculate the amount of your substantially equal withdrawals. The payments will be made monthly, quarterly, or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a lump sum withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a lump sum withdrawal. We will calculate the new withdrawal amount.


MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA, QP, and Rollover TSA contracts only -- See "Tax information")


We offer the minimum distribution withdrawal option to help you meet lifetime required minimum distributions under federal income tax rules. You may elect this option in the year in which you reach age 70 1/2. The minimum amount we will pay out is $250. You may elect the method you want us to use to calculate your minimum distribution withdrawals from the choices we offer. Currently, minimum distribution withdrawal payments will be made annually.


We will calculate your annual payment based on your account value at the end of the prior calendar year based on the method you choose.

Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.
-----------------------------------------------------------------------------

For Rollover IRA, QP, and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70 1/2 (if you have not begun your annuity payments before that time).

-----------------------------------------------------------------------------


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to withdrawals from the fixed maturity options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:



INCOME BENEFIT AND DEATH BENEFIT

5% roll up to age 80 -- If you elect the 5% roll up to age 80 guaranteed minimum death benefit, your benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 5% or less of the guaranteed minimum death benefit on the most recent contract date anniversary. Once you take a withdrawal that causes the sum of your withdrawals in a contract year to exceed 5% of the guaranteed minimum death benefit on the most recent contract date anniversary, that withdrawal and any subsequent withdrawals in that same contract year will reduce your benefit base on a pro rata basis.

The timing of your withdrawals and whether they exceed the 5% threshold described above can have a significant impact on your guaranteed minimum income benefit or guaranteed minimum death benefit.

Annual ratchet to age 80 -- If you elect the annual ratchet to age 80 guaranteed minimum death benefit, each withdrawal will always reduce your benefit base and current guaranteed minimum death benefit on a pro rata basis.

----------
   34
--------------------------------------------------------------------------------


Annuitant issue ages 80 through 85 -- If your contract was issued when the annuitant was between ages 80 and 85, each withdrawal will always reduce your current guaranteed minimum death benefit on a pro rata basis.

                    ----------------------------------------

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x
 .40) and your new guaranteed minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000).



LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are taking minimum distribution withdrawals.

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subject to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of a loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)  the date annuity payments begin,

(2)  the date the contract terminates, and

(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amount).

Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options. If there is insufficient value or no value in the variable investment options, any additional amount of the loan will be subtracted from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may

----------
  35
--------------------------------------------------------------------------------

have restrictions.) For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information."



WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.


We can defer payment of any portion of your value in the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.


All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.


YOUR ANNUITY PAYOUT OPTIONS

Equitable Accumulator Select offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments, which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. In addition, if you are exercising your guaranteed minimum income benefit under baseBUILDER, your choice of payout options are those that are available under baseBUILDER (see "Our baseBUILDER option").





-----------------------------------------------------------
Fixed annuity payout options     Life annuity
                                 Life annuity with period certain
                                 Life annuity with refund certain
                                 Period certain annuity
 -----------------------------------------------------------
Variable Immediate Annuity       Life annuity
   payout options                Life annuity with period certain
-----------------------------------------------------------
Income Manager payout            Life annuity with period certain
   options (available for
   annuitants age 83 or less     Period certain annuity
   at contract issue)
-----------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.


o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain of 10 years is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this

----------
   36
--------------------------------------------------------------------------------


     case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable annuities may be funded through your choice of variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

INCOME MANAGER PAYOUT OPTIONS

The Income Manager payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager payout annuity contract. You may request an illustration of the Income Manager payout annuity contract from your financial professional. Income Manager payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager payout option, you should read the prospectus which contains important information that you should know.

Both Income Manager payout options provide guaranteed level payments (NQ and IRA contracts). The Income Manager (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only).

For QP and Rollover TSA contracts, if you want to elect an Income Manager payout option, we will first roll over amounts in such contract to a Rollover IRA contract. You will be the owner of the Rollover IRA contract.

You may choose to apply only part of the account value of your Equitable Accumulator Select contract to an Income Manager payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Equitable Accumulator Select. For the tax consequences of withdrawals, see "Tax information."

----------
  37
--------------------------------------------------------------------------------


Depending upon your circumstances, the purchase of an Income Manager contract may be done on a tax-free basis. Please consult your tax adviser.

THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION

The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose and the timing of your purchase as it relates to any market value adjustments.

If amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply.



SELECTING AN ANNUITY PAYOUT OPTION


When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin unless you are applying only some of your account value to an Income Manager contract. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin but it may not be earlier than thirteen months from the Equitable Accumulator Select contract date. Except with respect to the Income Manager annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the contract date anniversary that follows the annuitant's 90th birthday. This may be different in some states.

Before the last day by which annuity payments must begin, we will notify you by letter. Once you have selected an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals (subject to a market value adjustment) if an Income Manager annuity payout option is chosen.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier.

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

5
Charges and expenses


----------------
      38
--------------------------------------------------------------------------------

CHARGES THAT EQUITABLE LIFE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    An administrative charge

o    A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o If you elect the optional benefit a charge for the optional baseBUILDER benefit.


o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.


More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.


To help with your retirement planning, we may offer other annuities, with different charges, benefits and features. Please contact your financial professional for more information.



MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the guaranteed minimum death benefit. The daily charge is equivalent to an annual rate of 1.10% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.


ADMINISTRATIVE CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option. We reserve the right under the contracts to increase this charge to an annual rate of 0.35%.


DISTRIBUTION CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


BASEBUILDER BENEFIT CHARGE


If you elect the baseBUILDER, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the guaranteed minimum income benefit, elect another annuity payout option, or the contract date anniversary after the annuitant reaches 85 (83 in Oregon), whichever occurs first. The charge is equal to 0.30% of the benefit base in effect on the contract date anniversary.


We will deduct this charge from your value in the variable investment options on a pro rata basis. If there is not enough value in the variable investment options, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply.

----------
  39
--------------------------------------------------------------------------------

 CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by state and ranges from 0% to 3.5% (1% in Puerto Rico and 5% in the U.S. Virgin Islands).


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option.



CHARGES THAT EQ ADVISORS TRUST DEDUCTS

EQ Advisors Trust deducts charges for the following types of fees and expenses:

o    Management fees ranging from 0.25% to 1.15%.

o    12b-1 fees of 0.25%.

o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

o    Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of EQ Advisors Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectus for EQ Advisors Trust following this prospectus.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the guaranteed minimum income benefit and the guaranteed minimum death benefit, or offer variable investment options that invest in shares of EQ Advisors Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

6
Payment of death benefit


----------------
      40
--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT


You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee.

The death benefit is equal to your account value, or, if greater, the guaranteed minimum death benefit. The guaranteed minimum death benefit is part of your contract, whether you select the baseBUILDER benefit or not. We determine the amount of the death benefit (other than the guaranteed minimum death benefit) as of the date we receive satisfactory proof of the annuitant's death and any required instructions for the method of payment. We determine the amount of the guaranteed minimum death benefit as of the date of the annuitant's death. Under Rollover TSA contracts we will deduct the amount of any outstanding loan plus accrued interest from the amount of the death benefit.



EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.


Generally, the death of the annuitant terminates the contract. However, a beneficiary spouse of the owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse can be a successor owner/annuitant. A successor owner/annuitant can only be named under NQ and IRA contracts.

For IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.


WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT


Under certain conditions the owner changes after the original owner's death. When you are not the annuitant under an NQ contract and you die before annuity payments begin, the beneficiary named to receive the death benefit upon the annuitant's death will automatically become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.


Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:


o The cash value of the contract must be fully paid to the successor owner (new owner) by December 31st of the fifth calendar year after your death (or in a joint ownership situation, the death of the first owner to die).


o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin no later than December 31st following the calendar year of the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value on December 31st of the fifth calendar year following the year of your death (or the death of the first owner to die).


If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living.

----------
  41
--------------------------------------------------------------------------------

HOW DEATH BENEFIT PAYMENT IS MADE


We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.


SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.


If your surviving spouse decides to continue the contract, then on the contract date anniversary following your death, we will increase the account value to equal your current guaranteed minimum death benefit, if it is higher than the account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. In determining whether the guaranteed minimum death benefit will continue to grow, we will use your surviving spouse's age (as of the contract date anniversary).


BENEFICIARY CONTINUATION OPTION

Upon your death under an IRA contract, a beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. This election must be made within 60 days following the date we receive proof of your death. We will increase the account value to equal the death benefit if the death benefit is greater than the account value. Except as noted in the next sentence, the beneficiary continuation option will be available on or after May 1, 2000, depending on when we receive regulatory clearance in your state. For Rollover IRA contracts, a similar beneficiary continuation option will be available until the beneficiary continuation option described in this prospectus is available. Please contact our processing office for further information.

Under the beneficiary continuation option:

o    The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The guaranteed minimum income benefit and the death benefit (including the guaranteed minimum death benefit) provisions will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, any remaining death benefit will be paid in a lump sum to the person the beneficiary chooses.

For traditional IRA contracts only, if you die AFTER the "Required Beginning Date" for required minimum distributions (see "Tax information"), the contract will continue if:

(a)  You were receiving minimum distribution withdrawals from this contract; and

(b) The pattern of minimum distribution withdrawals you chose was based in part on the life of the designated beneficiary.

The withdrawals will then continue to be paid to the beneficiary on the same basis as you chose before your death. We will be able to tell your beneficiary whether this option is available. You should contact our processing office for further information.

----------
   42
--------------------------------------------------------------------------------


For both kinds of IRA contracts, if you die BEFORE the Required Beginning Date (and, for a Rollover IRA, therefore you were not taking minimum distribution withdrawals under the contract) the beneficiary may choose one of the following two beneficiary continuation options:

1. Payments over life expectancy period. The beneficiary can receive annual minimum distributions based on the beneficiary's life expectancy. If there is more than one beneficiary, the shortest life expectancy is used. These minimum distributions must begin by December 31st of the calendar year following the year of your death. In some situations, a spouse beneficiary who elects to continue the contract in your name under the beneficiary continuation option instead of electing successor owner/annuitant status may choose to delay beginning these minimum distributions until the December 31st of the calendar year in which you would have turned age
     70 1/2.

2. Five Year Rule. The beneficiary can take withdrawals as desired. If the beneficiary does not withdraw the entire account value by the December 31st of the fifth calendar year following your death, we will pay any amounts remaining under the contract to the beneficiary by that date. If you have more than one beneficiary, and one of them elects this option, then all of your beneficiaries will receive this option.

7
Tax information



----------------
  43
--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Equitable Accumulator Select contracts owned by United States taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, Rollover IRA, Roth Conversion IRA, QP, or Rollover TSA. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax, and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights under the contract, or payments under the contract may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

If you are buying a contract to fund a retirement plan that already provides tax deferral under sections of the Internal Revenue Code (IRA, QP, and Rollover
TSA), you should do so for the contract's features and benefits other than tax deferral. In such situations, the tax deferral of the contract does not provide additional benefits.


TRANSFERS AMONG INVESTMENT OPTIONS


You can make transfers among investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).

All nonqualified deferred annuity contracts that Equitable Life and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out

----------
   44
--------------------------------------------------------------------------------


of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.


Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Equitable Accumulator Select NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis of the source contract carries over to the Equitable Accumulator Select NQ contract.


A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of exchange.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59 1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary.


OTHER INFORMATION


The Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. In that case, income and gains attributable to such portfolio shares would be included in your gross income for federal income

----------
  45
--------------------------------------------------------------------------------


tax purposes. Under current rules, however, we believe that Equitable Life, and not the owner of a nonqualified annuity contract, would be considered the owner of the portfolio shares.



SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Under current law we treat income from NQ contracts as U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets for the benefit of the IRA owner. The assets can include mutual funds and certificates of deposit. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis including SEP-IRAs and SIMPLE-IRAs, issued and funded in connection with employer-sponsored retirement plans; and

o    Roth IRAs, first available in 1998, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments.


You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS Web site (http:// www.irs.gov).


Equitable Life designs its traditional contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA"). This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to IRAs. The next section covers Roth IRAs. Education IRAs are not discussed in this prospectus because they are not available in individual retirement annuity form.


The Equitable Accumulator Select IRA contract has been approved by the IRS as to form for use as a traditional IRA. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The IRS approval does not address every feature possibly available under the Equitable Accumulator Select IRA contract. Although we do not have IRS approval as to form, we believe that the version of the Roth IRA currently offered complies with the requirements of the Internal Revenue Code.



CANCELLATION

You can cancel an Equitable Accumulator Select IRA contract by following the directions under "Your right to cancel

----------
   46
--------------------------------------------------------------------------------


within a certain number of days" in "Contract features and benefits" earlier in the prospectus. You can cancel an Equitable Accumulator Select Roth Conversion IRA contract issued as a result of a full conversion of an Equitable Accumulator Select Rollover IRA contract by following the instructions in the request for full conversion form. The form is available from our processing office or your financial professional. If you cancel an IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.



TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES (TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:


o    regular contributions out of earned income or compensation; or


o    tax-free "rollover" contributions; or


o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS

LIMITS ON CONTRIBUTIONS. Generally, $2,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) in any taxable year. When your earnings are below $2,000, your earned income or compensation for the year is the most you can contribute. This $2,000 limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70 1/2 or any tax year after that.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $2,000, married individuals filing jointly can contribute up to $4,000 for any taxable year to any combination of traditional IRAs and Roth IRAs. (Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa.) The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $2,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age
70 1/2 or over can contribute up to the lesser of $2,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70 1/2.

DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a tax year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

IF YOU ARE NOT COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, you can make fully deductible contributions to your traditional IRAs for each tax year up to $2,000, or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your adjusted gross income (AGI) is BELOW THE LOWER DOLLAR FIGURE IN A PHASE-OUT RANGE, you can make fully deductible contributions to your traditional IRAs. For each tax year, your fully deductible contribution can be up to $2,000 or, if less, your earned income.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls within a PHASE-OUT range, you can make PARTIALLY DEDUCTIBLE CONTRIBUTIONS to your traditional IRAs.

IF YOU ARE COVERED BY A RETIREMENT PLAN DURING ANY PART OF THE YEAR, and your AGI falls ABOVE THE HIGHER

----------
  47
--------------------------------------------------------------------------------


FIGURE IN THE PHASE-OUT RANGE, you may not deduct any of your regular contributions to your traditional IRAs.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $32,000 and $42,000 in 2000. This range will increase every year until 2005 when the range is $50,000-$60,000.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $52,000 and $62,000 in 2000. This range will increase every year until 2007 when the range is $80,000-$100,000.

Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an empoyer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.

To determine the deductible amount of the contribution in 2000, you determine AGI and subtract $32,000 if you are single, or $52,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:





 ($10,000-excess (AGI)                    times     $2,000 (or earned     Equals     the adjusted
  divided by $10,000                        x        income, if less)        =       deductible
                                                                                     contribution
                                                                                     limit



NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum $2,000 per person limit. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.



ROLLOVERS AND TRANSFERS

Rollover contributions may be made to a traditional IRA from these sources:

o    qualified plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

o    other traditional IRAs.

Any amount contributed to a traditional IRA after you reach age 70 1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.


ROLLOVERS FROM QUALIFIED PLANS OR TSAS

There are two ways to do rollovers:

o    Do it yourself

You actually receive a distribution that can be rolled over

----------
   48
--------------------------------------------------------------------------------

and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your qualified plan or TSA will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.


o    Direct rollover

You tell your qualified plan trustee or TSA issuer/custodian/fiduciary to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA or qualified plan are eligible rollover distributions, unless the distribution is:

o    only after-tax contributions you made to the plan; or

o "required minimum distributions" after age 70 1/2 or separation from service; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o    a hardship withdrawal; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.


ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.



EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o    regular contributions of more than $2,000; or

o regular contributions of more than earned income for the year, if that amount is under $2,000; or

o    regular contributions to a traditional IRA made after you reach age
     70 1/2; or

o rollover contributions of amounts which are not eligible to be rolled over. For example, after-tax contributions to a qualified plan or minimum distributions required to be made after age 70 1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filling your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

----------
  49
--------------------------------------------------------------------------------


Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from a qualified retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.



WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. You must keep permanent tax records of all of your nondeductible contributions to traditional IRAs. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

In addition, a distribution is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA (see "Rollovers and transfers" above); or

o in certain limited circumstances, where the traditional IRA acts as a "conduit," you roll over the entire amount into a qualified plan or TSA that accepts rollover contributions. To get this conduit traditional IRA treatment:

     o the source of funds you used to establish the traditional IRA must have been a rollover contribution from a qualified plan; and

     o the entire amount received from the traditional IRA (including any earnings on the rollover contribution) must be rolled over into another qualified plan within 60 days of the date received.

Similar rules apply in the case of a TSA.

However, you may lose conduit treatment if you make an eligible rollover distribution contribution to a traditional IRA and you commingle this contribution with other contributions. In that case, you may not be able to roll over these eligible rollover distribution contributions and earnings to another qualified plan or TSA at a future date. The Rollover IRA contract can be used as a conduit IRA if amounts are not commingled.

----------
   50
--------------------------------------------------------------------------------


Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available to certain distributions from qualified plans.



REQUIRED MINIMUM DISTRIBUTIONS

LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs beginning at age 70 1/2.

WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age
70 1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70 1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "required beginning date," which is April 1st of the calendar year after the calendar year in which you turn age 70 1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."


Account-based method. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a life expectancy factor from IRS tables. This gives you the required minimum distribution amount for that particular IRA for that year. The required minimum distribution amount will vary each year as the account value and your life expectancy factors change.

You have a choice of life expectancy factors, depending on whether you choose a method based only on your life expectancy, or the joint life expectancies of you and another individual. You can decide to "recalculate" your life expectancy every year by using your current life expectancy factor. You can decide instead to use the "term certain" method, where you reduce your life expectancy by one every year after the initial year. If your spouse is your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you can also annually recalculate your spouse's life expectancy if you want. If you choose someone who is not your spouse as your designated beneficiary for the purpose of calculating annual account-based required minimum distributions, you have to use the term certain method of calculating that person's life expectancy. If you pick a nonspouse designated beneficiary, you may also have to do another special calculation.

You can later apply your traditional IRA funds to a life annuity-based payout. You can only do this if you already chose to recalculate your life expectancy annually (and your spouse's life expectancy if you select a spousal joint annuity). For example, if you anticipate exercising your guaranteed minimum income benefit or selecting any other form of life annuity payout after you are age 70 1/2, you must have elected to recalculate life expectancies.

Annuity-based method. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method and a different beneficiary for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? No, unless you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. Because the

----------
  51
--------------------------------------------------------------------------------

options we offer do not cover every option permitted under federal income tax rules, you may prefer to do your own required minimum distribution calculations for one or more of your traditional IRAs.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa. However, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that your age 70 1/2 is approaching. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? If you die after either (a) the start of annuity payments, or (b) your Required Beginning Date, your beneficiary must receive payment of the remaining values in the contract at least as rapidly as under the distribution method before your death. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age
70 1/2.

If you die before your Required Beginning Date and before annuity payments begin, federal income tax rules require complete distribution of your entire value in the contract within five years after your death. Payments to a designated beneficiary over the beneficiary's life or over a period certain that does not extend beyond the beneficiary's life expectancy are also permitted, if these payments start within one year of your death. A surviving spouse beneficiary can also (a) delay starting any payments until you would have reached age 70 1/2 or (b) roll over your traditional IRA into his or her own traditional IRA.

SUCCESSOR ANNUITANT AND OWNER

If your spouse is the sole primary beneficiary and elects to become the successor annuitant and owner, no death benefit is payable until your surviving spouse's death.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% will apply if you have not reached age
59 1/2 before the first day of that tax year.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. The extra penalty tax does not apply to pre-age 59 1/2 distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

----------
   52
--------------------------------------------------------------------------------

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


To meet this last exception, you could elect to apply your contract value to an Income Manager (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments under a method we select based on guidelines issued by the IRS (currently contained in IRS Notice 89-25, Question and Answer 12). Although substantially equal withdrawals and Income Manager payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" above. Once substantially equal withdrawals or Income Manager annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59 1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under this option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager payments for purposes of determining whether the penalty applies.


ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRAS)

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Equitable Accumulator Select Roth Conversion IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A and 408(b) of the Internal Revenue Code.


CONTRIBUTIONS TO ROTH IRAS


Individuals may make three different types of contributions to a Roth IRA:


o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o    tax-free rollover contributions from other Roth IRAs; or


o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Since we only permit direct transfer and rollover contributions under the Equitable Accumulator Select Roth Conversion IRA contract, we do not discuss regular after-tax contributions here.

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.



ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? You may make rollover contributions to a Roth IRA from only two sources:

o    another Roth IRA ("tax-free rollover contribution"); or

o another traditional IRA, including a SEP-IRA or SIMPLE-IRA, in a taxable conversion rollover ("conversion contribution").

You may not make contributions to a Roth IRA from a qualified plan under Section 401(a) of the Internal Revenue Code, or a TSA under Section 403(b) of the Internal Revenue

----------
  53
--------------------------------------------------------------------------------

Code. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to Equitable Life, as the Roth IRA issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth
IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


CONVERSION CONTRIBUTIONS TO ROTH IRAS


In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.


There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59 1/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your adjusted gross income exceeds $100,000. For this purpose, your adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age
70 1/2.


WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.


DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also distributions.

The following distributions from Roth IRAs are free of income tax:

o    Rollover from a Roth IRA to another Roth IRA;

----------
   54
--------------------------------------------------------------------------------

o    Direct transfer from a Roth IRA to another Roth IRA;

o    Qualified distribution from a Roth IRA; and

o    Return of excess contributions or amounts recharacterized to a traditional
     IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you reach age 59 1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made). It is not possible to have a tax-free qualified distribution before the year 2003 because of the five-year aging requirement.

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet the qualifying event and five-year aging period tests described above. Such distributions are potentially taxable as ordinary income. Nonqualified distributions receive return-of-investment-first treatment. Only the difference between the amount of the distribution and the amount of contributions to all of your Roth IRAs is taxable. You have to reduce the amount of contributions to all of your Roth IRAs to reflect any previous tax-free recoveries.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable five-year averaging method (or, in certain cases, favorable ten-year averaging and long-term capital gain treatment) available in certain cases to distributions from qualified plans.


REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?" Lifetime required minimum distributions do not apply.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.


BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.


EXCESS CONTRIBUTIONS

Generally the same as traditional IRA.


Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.


EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

For Roth IRAs, special penalty rules may apply to amounts withdrawn attributable to 1998 conversion rollovers.

----------
  55
--------------------------------------------------------------------------------

SPECIAL RULES FOR NONQUALIFIED CONTRACTS IN QUALIFIED PLANS


Under QP contracts your plan administrator or trustee notifies you as to tax consequences. See Appendix II.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

GENERAL

This section of the prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."


CONTRIBUTIONS TO TSAS

There are two ways you can make contributions to this Equitable Accumulator Select Rollover TSA contract:

o a rollover from another TSA contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code, or

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24.

With appropriate written documentation satisfactory to us, we will accept rollover contributions from "conduit IRAs" for TSA funds.

If you make a direct transfer, you must fill out our transfer form.

EMPLOYER-REMITTED CONTRIBUTIONS. The Equitable Accumulator Select Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free transfer or tax-deferred rollover contributions from another 403(b) arrangement are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions. However, a TSA can also be wholly or partially funded through nonelective employer contributions or after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

ROLLOVER OR DIRECT TRANSFER CONTRIBUTIONS. You may make rollover contributions to your Equitable Accumulator Select Rollover TSA contract from TSAs under
Section 403(b) of the Internal Revenue Code. Generally, you may make a rollover contribution to a TSA when you have a distributable event from an existing TSA as a result of your:

o    termination of employment with the employer who provided the TSA funds; or

o    reaching age 59 1/2 even if you are still employed; or

o    disability (special federal income tax definition).

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Equitable Accumulator Select contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Equitable Accumulator Select Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not

----------
   56
--------------------------------------------------------------------------------

need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Equitable Accumulator Select TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o    you are or will be at least age 70 1/2 in the current calendar year, and

o you have separated from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Equitable Accumulator Select Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o    rollover by check of the proceeds from another TSA; or

o    direct rollover from another TSA; or

o    direct transfer under Revenue Ruling 90-24 from another TSA.

Further, you must use the same elections regarding recalculation of your life expectancy (and if applicable, your spouse's life expectancy), if you have already begun to receive required minimum distributions from or with respect to the TSA from which you are making your contribution to the Equitable Accumulator Select Rollover TSA. You must also elect or have elected a minimum distribution calculation method requiring recalculation of your life expectancy (and if applicable, your spouse's life expectancy) if you elect an annuity payout for the funds in this contract subsequent to this year.


DISTRIBUTIONS FROM TSAS

GENERAL. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

WITHDRAWAL RESTRICTIONS. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:


o you are separated from service with the employer who provided the funds to purchase the TSA you are transferring to the Equitable Accumulator Select Rollover TSA; or


o    you reach age 59 1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o    you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988 account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988 account balance if you have qualifying amounts transferred to your TSA contract.

THIS PARAGRAPH APPLIES ONLY TO PARTICIPANTS IN A TEXAS OPTIONAL RETIREMENT PROGRAM. Texas Law permits withdrawals only after one of the following distributable events occur:

(1) the requirements for minimum distribution (discussed under "Required minimum distributions" below) are met; or

----------
  57
--------------------------------------------------------------------------------

(2)  death; or

(3)  retirement; or

(4) termination of employment in all Texas public institutions of higher education.

For you to make a withdrawal, we must receive a properly completed written acknowledgement from the employer. If a distributable event occurs before you are vested, we will refund to the employer any amounts provided by an employer's first-year matching contribution. We reserve the right to change these provisions without your consent, but only to the extent necessary to maintain compliance with applicable law. Loans are not permitted under Texas Optional Retirement Programs.

TAX TREATMENT OF DISTRIBUTIONS. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" below. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we do not track your investment in the contract, if any, it is your responsibility to determine how much of the distribution is taxable.

DISTRIBUTIONS BEFORE ANNUITY PAYMENTS BEGIN. On a total surrender, the amount received in excess of the investment in the contract is taxable. We will report the total amount of the distribution. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of after-tax contributions and earnings on those contributions.

ANNUITY PAYMENTS. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA.


LOANS FROM TSAS

You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. Under Proposed Treasury Regulations the entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the

----------
   58
--------------------------------------------------------------------------------

plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:


o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.


o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Equitable Accumulator Select Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly.

The amount borrowed and not repaid may be treated as a distribution if:

o    the loan does not qualify under the conditions above;

o    the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.

In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution.


TAX-DEFERRED ROLLOVERS AND DIRECT TRANSFERS

You may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan, either directly or within 60 days of your receiving the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a TSA to another TSA or to a traditional IRA. A spousal beneficiary may roll over death benefits only to a traditional IRA.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals, and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.


REQUIRED MINIMUM DISTRIBUTIONS


Generally the same as traditional IRA with these differences:


WHEN YOU HAVE TO TAKE THE FIRST REQUIRED MINIMUM DISTRIBUTION. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70 1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70 1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70 1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986 TSA account balance, even if retired at age 70 1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Equitable Accumulator Select Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your

----------
  59
--------------------------------------------------------------------------------

    December 31, 1986 account balance that is being transferred to the Equitable Accumulator Select Rollover TSA on the form used to establish the TSA, you do not qualify.


SPOUSAL CONSENT RULES

This will only apply to you if you establish your Equitable Accumulator Select Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals, or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.


EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59 1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. No penalty tax applies to pre-age 59 1/2 distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o    if you are separated from service, any form of payout after you are age 55;
     or

o only if you are separated from service, a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:


o We might have to withhold and/or report on amounts we pay under a free look or cancellation.


o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o    We are required to withhold on the gross amount of a

----------
   60
--------------------------------------------------------------------------------

     distribution from a Roth IRA unless you elect out of withholding. This may result in tax being withheld even though the Roth IRA distribution is not taxable in whole or in part.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here. Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.


FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $14,880 in periodic annuity payments in 2000, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.



FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of IRAs and Roth IRAs.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. An eligible rollover distribution from a TSA can be rolled over to another TSA or a traditional IRA. An eligible rollover distribution from a qualified plan can be rolled over to another qualified plan or traditional IRA. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o    any after-tax contributions you made to the plan; or

o any distributions which are required minimum distributions after age 70 1/2 or separation from service; or

o    hardship withdrawals; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

----------
  61
--------------------------------------------------------------------------------

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


IMPACT OF TAXES TO EQUITABLE LIFE

The contracts provide that we may charge Separate Account No. 45 for taxes. We do not now, but may in the future set up reserves for such taxes.

8
More information



----------------
      62
--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT NO. 45

Each variable investment option is a subaccount of our Separate Account No. 45. We established Separate Account No. 45 in 1994 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 45 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 45's operations are accounted for without regard to Equitable Life's other operations.

Separate Account No. 45 is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise Equitable Life or Separate Account No. 45.

Each subaccount (variable investment option) within Separate Account No. 45 invests solely in class IB shares issued by the corresponding portfolio of EQ Advisors Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account No. 45, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account No. 45 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 45 or a variable investment option directly);

(5) to deregister Separate Account No. 45 under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account No. 45;
     and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company," more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.


Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers. (Prior to September 1999 EQ Financial Consultants, Inc., the predecessor to AXA Advisors, LLC and an affiliate of Equitable Life, served as investment manager to EQ Advisors Trust.)


EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust.


EQ Advisors Trust does not impose sales charges or "loads" for buying and selling its shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, the portfolio investment objectives, policies, restrictions, risks, expenses, Rule 12b-1 Plan relating to its Class IB shares, and other aspects of its operations, appears in the prospectus for EQ Advisors Trust attached at the end of this prospectus, or in its SAI which is available upon request.

----------
  63
--------------------------------------------------------------------------------

ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.


The rates to maturity for new allocations as of March 15, 2000 and the related price per $100 of maturity value were as follows:





    FIXED MATURITY
       OPTIONS
 WITH FEBRUARY 15TH       RATE TO MATURITY         PRICE
  MATURITY DATE OF             AS OF            PER $100 OF
    MATURITY YEAR         MARCH 15, 2000       MATURITY VALUE
--------------------   --------------------   ---------------
        2001                    4.20%             $ 96.27
        2002                    4.91%             $ 91.19
        2003                    5.43%             $ 85.68
        2004                    5.51%             $ 81.02
        2005                    5.62%             $ 76.39
        2006                    5.70%             $ 72.00
        2007                    5.77%             $ 67.81
        2008                    5.83%             $ 63.82
        2009                    5.92%             $ 59.84
        2010                    5.98%             $ 56.18


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in
           (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

-----------------------------------------------------------------------------

Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.

-----------------------------------------------------------------------------


If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. See Appendix III for an example.





For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to

----------
   64
--------------------------------------------------------------------------------

add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT


AUTOMATIC INVESTMENT PROGRAM - FOR NQ CONTRACTS ONLY

You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP, or Rollover TSA contracts.

The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

----------
  65
--------------------------------------------------------------------------------
You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY


Our business day is any day the New York Stock Exchange is open for trading. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. We may, however, close due to emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.


o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

CONTRIBUTIONS AND TRANSFERS

o Contributions allocated to the variable investment options are invested at the value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers to or from variable investment options will be made at the value next determined after the close of the business day.

o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of EQ Advisors Trust we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees; or

o    the formal approval of independent auditors selected for EQ Advisors Trust;
     or

o any other matters described in the prospectus for EQ Advisors Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

VOTING RIGHTS OF OTHERS

Currently, we control EQ Advisors Trust. Its shares are sold to our separate accounts and an affiliated qualified plan trust.

----------
   66
--------------------------------------------------------------------------------

In addition, shares of EQ Advisors Trust are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of EQ Advisors Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.


SEPARATE ACCOUNT NO. 45 VOTING RIGHTS

If actions relating to Separate Account No. 45 require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW


The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.



ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon Separate Account No. 49, our ability to meet our obligations under the contracts, or the distribution of the contracts.



ABOUT OUR INDEPENDENT ACCOUNTANTS

The consolidated financial statements of Equitable Life at December 31, 1999 and 1998, and for the three years ended December 31, 1999 incorporated in this prospectus by reference to the 1999 Annual Report on Form 10-K are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 45, as well as the consolidated financial statements of Equitable Life, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.



TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of Rollover IRA, Roth Conversion IRA, QP, or Rollover TSA contract except by surrender to us. Loans are not available and you cannot assign Rollover IRA, Roth Conversion IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death

----------
  67
--------------------------------------------------------------------------------

benefit" earlier in this prospectus. You may direct the transfer of the values under your Rollover IRA, Roth Conversion IRA, QP, or Rollover TSA contract to another similar arrangement.


DISTRIBUTION OF THE CONTRACTS


AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc. and an affiliate of Equitable Life, is the distributor of the contracts and has responsibility for sales and marketing functions for Separate Account No.
45. AXA Advisors serves as the principal underwriter of Separate Account No. 45. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, New York 10104. Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, including Separate Account No. 45, Equitable Life paid AXA Advisors distribution fees of $325,380 for 1999, and $325,380 for 1998, as the distributor of certain contracts and as the principal underwriter of certain separate accounts including Separate Account No. 45. Before May 1, 1998, Equitable Distributors, Inc. ("EDI"), also an indirect, wholly owned subsidiary of Equitable Life, served as the distributor of the contracts and the principal underwriter of Separate Account No. 45. Pursuant to a Distribution Agreement between Equitable Life, certain of Equitable Life's separate accounts, including Separate Account No. 45, and EDI, Equitable Life paid EDI distribution fees of $9,444,621 for 1997 as the distributor of certain contracts and as the principal underwriter of certain separate accounts including Separate Account No. 45.

The contracts will be sold by financial professionals who are financial professionals of AXA Advisors and its affiliates, who are also our licensed agents. AXA Advisors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with Equitable Life. The offering of the contracts is intended to be continuous.

9
Investment performance



----------------
      68
--------------------------------------------------------------------------------


We provide the following tables to show five different measurements of the investment performance of the variable investment options and/or the portfolios in which they invest. We include these tables because they may be of general interest to you.


Table 1 shows the average annual total return of the variable investment options. Average annual total return is the annual rate of growth that would be necessary to achieve the ending value of a contribution invested in the variable investment options for the periods shown.


Table 2 shows the growth of a hypothetical $1,000 investment in the variable investment options over the periods shown. Both Tables 1 and 2 take into account all current fees and charges under the contract, including the optional baseBUILDER benefits charge, but do not reflect the charges designed to approximate certain taxes imposed on us, such as premium taxes in your state or any applicable annuity administrative fee.

Tables 3, 4, and 5 show the rates of return of the variable investment options on an annualized, cumulative, and year-by-year basis. These tables take into account all current fees and charges under the contract, but do not reflect the optional baseBUILDER benefits charge or the charges designed to approximate certain taxes imposed on us, such as premium taxes in your state or any applicable annuity administrative fee. If the charges were reflected they would effectively reduce the rates of return shown.


In all cases the results shown are based on the actual historical investment experience of the portfolios in which the variable investment options invest. In some cases, the results shown relate to periods when the variable investment options and/or the contracts were not available. In those cases, we adjusted the results of the portfolios to reflect the charges under the contracts that would have applied had the investment options and/or contracts been available. The contracts are being offered for the first time in 1999.

For the "Alliance" portfolios (other than EQ/Alliance Premier Growth), we have adjusted the results prior to October 1996, when Class IB shares for these portfolios were not available, to reflect the 12b-1 fees currently imposed. Finally, the results shown for the Alliance Money Market and Alliance Common Stock options for periods before March 22, 1985 reflect the results of the variable investment options that preceded them. The "Since portfolio inception" figures for these options are based on the date of inception of the preceding variable investment options. We have adjusted these results to reflect the maximum investment advisory fee payable for the portfolios, as well as an assumed charge of 0.06% for direct operating expenses.

EQ Advisors Trust commenced operations on May 1, 1997. For periods prior to October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust. On October 18, 1999, these portfolios became corresponding portfolios of EQ Advisors Trust. In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecessors that it may have had.

All rates of return presented are time-weighted and include reinvestment of investment income, including interest and dividends.


From time to time, we may advertise different measurements of the investment performance of the variable investment options and/or the portfolios, including the measurements reflected in the tables below.

THE PERFORMANCE INFORMATION SHOWN BELOW AND THE PERFORMANCE INFORMATION THAT WE ADVERTISE REFLECT PAST PERFORMANCE AND DOES NOT INDICATE HOW THE VARIABLE INVESTMENT OPTIONS MAY PERFORM IN THE FUTURE. SUCH INFORMATION ALSO DOES NOT REPRESENT THE RESULTS EARNED BY ANY PARTICULAR INVESTOR. YOUR RESULTS WILL DIFFER.



BENCHMARKS

Tables 3 and 4 compare the performance of variable investment options to market indices that serve as benchmarks. Market indices are not subject to any charges for investment advisory fees, brokerage commission or other operating expenses typically associated with a managed

----------
  69
--------------------------------------------------------------------------------

portfolio. Also, they do not reflect other contract charges such as the mortality and expense risks charge, administrative charge, distribution charge, or optional benefit charge. Comparisons with these benchmarks, therefore, may be of limited use. We include them because they are widely known and may help you to understand the universe of securities from which each portfolio is likely to select its holdings. Benchmark data reflect the reinvestment of dividend income. The benchmarks include:


--------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK: 50% Russell 2000 Index and 50%
   Standard & Poor's Mid-Cap Total Return Index.
--------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK: Standard & Poor's 500 Index.
--------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS: 70% Lehman Treasury Bond
   Composite Index and 30% Standard & Poor's 500 Index.
--------------------------------------------------------------------------------
 ALLIANCE GLOBAL: Morgan Stanley Capital International World Index.
--------------------------------------------------------------------------------
 ALLIANCE GROWTH AND INCOME: 75% Standard & Poor's 500 Index
   and 25% Value Line Convertibles Index.
--------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS: 70% Standard & Poor's 500 Index
   and 30% Lehman Government/Corporate Bond Index.
--------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD:  Benchmark #1 - Merrill Lynch High Yield
   Master Index and Benchmark #2 - Credit Suisse First Boston
   Global High Yield Index.
--------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES: Lehman
   Intermediate Government Bond Index.
--------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL: Morgan Stanley Capital International
   Europe, Australia, Far East Index.
--------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET: Salomon Brothers Three-Month T-Bill
   Index.
--------------------------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH: Standard & Poor's 500 Index.
--------------------------------------------------------------------------------
 EQ/ALLIANCE TECHNOLOGY: Lipper Specialty Funds Average
--------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH: Russell 2000 Growth Index.
--------------------------------------------------------------------------------
 BT EQUITY 500 INDEX: Standard & Poor's 500 Index.
--------------------------------------------------------------------------------
 BT INTERNATIONAL EQUITY INDEX: Morgan Stanley Capital
   International Europe, Australia, Far East Index.
--------------------------------------------------------------------------------
 BT SMALL COMPANY INDEX: Russell 2000 Index.
--------------------------------------------------------------------------------
 CAPITAL GUARDIAN RESEARCH: Standard & Poor's 500 Index.
--------------------------------------------------------------------------------
 CAPITAL GUARDIAN U.S. EQUITY: Standard & Poor's 500 Index.
--------------------------------------------------------------------------------
 EQ/EVERGREEN: Benchmark #1 - Russell 2000 Index, and
   Benchmark #2 - Standard & Poor's 500 Index..
--------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION: 60% Standard & Poor's 500
   Index/40% Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------
 MERCURY BASIC VALUE EQUITY: Standard & Poor's 500 Index.
--------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY: 36% Standard & Poor's 500 Index/24%
   Morgan Stanley Capital International Europe, Australia, Far East
   Index/21% Salomon Brothers U.S. Treasury Bond 1 Year + 14%
   Salomon Brothers World Government Bond (excluding U.S.) and
   5% Three-Month U.S. Treasury Bill.
--------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES: Russell 2000 Index.
--------------------------------------------------------------------------------
 MFS GROWTH WITH INCOME: Standard & Poor's 500 Index.
--------------------------------------------------------------------------------
 MFS RESEARCH: Standard & Poor's 500 Index.
--------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS EQUITY: Morgan Stanley
   Capital International Emerging Markets Free Price Return Index.
--------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED: 60% Standard & Poor's 500 Index and
   40% Lehman Government/Corporate Bond Index.
--------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE: Standard & Poor's 500
   Index.
--------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME: Standard & Poor's 500 Index.
--------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK: Morgan Stanley Capital
   International Europe, Australia, Far East Index.
--------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE:  Benchmark #1 -
   Russell 2000 Index and Benchmark #2 - Russell 2000 Value
   Index.
--------------------------------------------------------------------------------


 LIPPER SURVEY. The Lipper Variable Insurance Products Performance Analysis Survey (Lipper Survey) records the performance of a large group of variable annuity products, including managed separate accounts of insurance companies. According to Lipper Analytical Services, Inc. (Lipper), the data are presented net of investment management fees, direct operating expenses and asset-based charges applicable under annuity contracts. Lipper data provide a more accurate picture than market benchmarks of the Equitable Accumulator Select performance relative to other variable annuity products.

-----
  70
--------------------------------------------------------------------------------


                                    TABLE 1

AVERAGE ANNUAL TOTAL RETURN UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1999:




------------------------------------------------------------------------------------------------------------------------
                                                                    LENGTH OF INVESTMENT PERIOD
                                              --------------------------------------------------------------------------
                                                                                                  SINCE        SINCE
                                                    1           3          5           10        OPTION     PORTFOLIO
 VARIABLE INVESTMENT OPTIONS                      YEAR       YEARS      YEARS       YEARS     INCEPTION**   INCEPTION*
------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                              16.65%       7.48%      13.92%      14.33%       15.51%       13.84%
------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                            22.89%      25.37%      25.51%      16.16%       14.41%       25.62%
------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                   8.11%      10.14%      10.16%       7.64%        7.68%        9.73%
------------------------------------------------------------------------------------------------------------------------
Alliance Global                                  35.96%      20.97%      18.25%      13.44%       12.05%       19.06%
------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                       16.48%      19.61%      19.60%          -        14.67%       19.64%
------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                        24.25%      18.33%      17.74%      14.70%       14.65%       17.61%
------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                              (5.13)%      0.70%       7.63%       7.96%        7.08%        6.58%
------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities      (1.71)%      2.86%       4.16%          -         4.05%        3.57%
------------------------------------------------------------------------------------------------------------------------
Alliance International                           35.25%      11.54%          -           -        10.89%       10.79%
------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                             3.05%       3.10%       3.16%       2.92%        4.71%        3.10%
------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                        25.58%          -           -           -        15.53%       15.53%
------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                              18.38%          -           -           -        20.58%       20.58%
------------------------------------------------------------------------------------------------------------------------
BT International Equity Index                    25.43%          -           -           -        21.58%       21.58%
------------------------------------------------------------------------------------------------------------------------
BT Small Company Index                           18.80%          -           -           -         6.69%        6.69%
------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                      7.97%          -           -           -         7.97%        7.97%
------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation                           5.64%          -           -           -         5.64%        5.64%
------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                    70.90%          -           -           -        45.64%       45.64%
------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                            6.98%          -           -           -         6.98%        6.98%
------------------------------------------------------------------------------------------------------------------------
MFS Research                                     21.15%          -           -           -        21.72%       21.72%
------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                       17.04%          -           -           -        15.82%       15.82%
------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                           19.40%          -           -           -        10.08%       10.08%
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity           92.62%          -           -           -         3.58%        7.07%
------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                               (1.56)%         -           -           -         7.73%        7.73%
------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  (2.94)%         -           -           -         8.14%        8.14%
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                       1.90%          -           -           -        10.79%       10.79%
------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                29.76%          -           -           -        13.61%       13.61%
------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                0.17%          -           -           -         1.45%        1.45%
------------------------------------------------------------------------------------------------------------------------



* The variable investment option inception dates are: EQ/Aggressive Stock, Alliance Common Stock, Alliance Conservative Investors, Alliance Global, Alliance Growth and Income, Alliance Growth Investors, Alliance High Yield, Alliance Intermediate Government Securities, Alliance International, and Alliance Money Market (May 1, 1995); Alliance Small Cap Growth, Mercury Basic Value Equity, Mercury World Strategy, MFS Emerging Growth Companies, MFS Research, EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock, and Warburg Pincus Small Company Value (May 1, 1997); Morgan Stanley Emerging Markets Equity (September 2, 1997); BT Equity 500 Index, BT International Equity Index, BT Small Company Index (December 31, 1997); EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (December 31, 1998). The inception dates for the variable investment options that became available after December 31, 1998 and are therefore not shown in this table are:
     EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity (April 30, 1999); EQ/Alliance Technology (May 1, 2000).

** The inception dates for the portfolios underlying the Alliance variable investment options are for portfolios of The Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999. The portfolio inception dates are: EQ/Aggressive Stock (January 27, 1986); Alliance Common Stock (January 13, 1976); Alliance Conservative Investors and Alliance Growth Investors (October 2, 1989); Alliance Global (August 27, 1987); Alliance Growth and Income (October 1,
     1993); Alliance High Yield (January 2, 1987); Alliance Intermediate Government Securities (April 1, 1991); Alliance International (April 3,
     1995); Alliance Money Market (July 13, 1981); Alliance Small Cap Growth, Mercury Basic Value Equity, Mercury World Strategy, MFS Emerging Growth Companies, MFS Research, EQ/Putnam Balanced, EQ/Putnam Growth & Income Value, T. Rowe Price Equity Income, T. Rowe Price International Stock, and Warburg Pincus Small Company Value (May 1, 1997); BT Equity 500 Index, BT International Equity Index, and BT Small Company Index (January 1, 1998); and Morgan Stanley Emerging Markets Equity (August 20, 1997); EQ/Evergreen, EQ/Evergreen Foundation, and MFS Growth with Income (December 31, 1998). The inception dates for the portfolios that became available after December 31, 1998 and are therefore not shown in the tables are: EQ/Alliance Premier Growth, Capital Guardian Research, and Capital Guardian U.S. Equity (April 30, 1999); EQ/Alliance Technology (May 1, 2000).

-----
 71
--------------------------------------------------------------------------------


                                    TABLE 2
      GROWTH OF $1,000 UNDER A CONTRACT SURRENDERED ON DECEMBER 31, 1999:





                                                                     LENGTH OF INVESTMENT PERIOD
                                               -------------------------------------------------------------------------
                                                                                                                SINCE
                                                      1              3              5             10         PORTFOLIO
 VARIABLE INVESTMENT OPTIONS                       YEAR           YEARS          YEARS          YEARS       INCEPTION*
-------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                             $ 1,166.50     $ 1,241.66     $ 1,918.59    $  3,814.75    $  7,446.18
-------------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                           $ 1,228.90     $ 1,970.61     $ 3,115.05    $  4,473.29    $ 25,180.87
-------------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors                 $ 1,081.10     $ 1,335.93     $ 1,622.31    $  2,087.99    $  2,134.49
-------------------------------------------------------------------------------------------------------------------------
Alliance Global                                 $ 1,359.60     $ 1,770.14     $ 2,311.82    $  3,527.56    $  4,073.92
-------------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                      $ 1,164.80     $ 1,711.03     $ 2,446.70              -    $  2,351.98
-------------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                       $ 1,242.50     $  1656.72     $ 2,262.19       3,941.81    $  4,060.01
-------------------------------------------------------------------------------------------------------------------------
Alliance High Yield                             $   948.70     $ 1,021.10     $ 1,444.12    $  2,150.45    $  2,433.05
-------------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government Securities     $   982.90     $ 1,088.19     $ 1,225.96              -    $  1,415.13
-------------------------------------------------------------------------------------------------------------------------
Alliance International                          $ 1,352.50     $ 1,387.72              -              -    $  1,632.89
-------------------------------------------------------------------------------------------------------------------------
Alliance Money Market                           $ 1,030.50     $ 1,095.85     $ 1,168.38    $  1,333.83    $  2,338.07
-------------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                       $ 1,255.80              -              -              -    $  1,470.05
-------------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                             $ 1,183.80              -              -              -    $  1,453.88
-------------------------------------------------------------------------------------------------------------------------
BT International Equity Index                   $ 1,254.30              -              -              -    $  1,478.26
-------------------------------------------------------------------------------------------------------------------------
BT Small Company Index                          $ 1,188.00              -              -              -    $  1,138.28
-------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                    $ 1,079.70              -              -              -    $  1,079.70
-------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation                         $ 1,056.40              -              -              -    $  1,056.40
-------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                   $ 1,709.00              -              -              -    $  2,726.97
-------------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                          $ 1,069.80              -              -              -    $  1,069.80
-------------------------------------------------------------------------------------------------------------------------
MFS Research                                    $ 1,211.50              -              -              -    $  1,689.78
-------------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                      $ 1,170.40              -              -              -    $  1,479.84
-------------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                          $ 1,194.00              -              -              -    $  1,292.04
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity          $ 1,926.20              -              -              -    $  1,086.70
-------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                              $   984.40              -              -              -    $  1,219.76
-------------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                 $   970.60              -              -              -    $  1,232.16
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                     $ 1,019.00              -              -              -    $  1,314.47
-------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock               $ 1,297.60              -              -              -    $  1,405.57
-------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value              $ 1,001.70              -              -              -    $  1,039.13
-------------------------------------------------------------------------------------------------------------------------


----------

*    Portfolio inception dates are shown in Table 1.

-----
  72
--------------------------------------------------------------------------------


                                    TABLE 3
        ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999:





---------------------------------------------------------------------------------------------------------------------
                                                                                                            SINCE
                                                                                                         PORTFOLIO
                                        1 YEAR      3 YEARS      5 YEARS      10 YEARS      20 YEARS     INCEPTION*
---------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK                    16.65%        7.69%        14.12%        14.51%            -     15.67%
---------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap                         51.65%       24.68%        19.97%        14.78%            -     15.86%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                              18.09%       17.48%        19.92%        15.41%            -     14.58%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK                  22.89%       25.56%        25.70%        16.41%        16.21%    14.59%
---------------------------------------------------------------------------------------------------------------------
 Lipper Growth                          29.78%       26.87%        25.55%        16.90%        15.83%    15.16%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                              21.04%       27.56%        28.56%        18.21%        17.88%    16.19%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS         8.11%       10.34%        10.39%         7.90%            -      7.98%
---------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio               4.42%       11.65%        13.70%        10.10%            -     10.15%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                               4.19%       12.07%        13.60%        10.75%            -     10.68%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL                        35.96%       21.19%        18.48%        13.69%            -     12.35%
---------------------------------------------------------------------------------------------------------------------
 Lipper Global                          44.62%       23.92%        20.57%        11.65%            -     11.06%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                              24.93%       21.61%        19.76%        11.42%            -     10.74%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH AND INCOME             16.48%       19.80%        19.80%            -             -     14.97%
---------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                 12.90%       17.23%        20.50%            -             -     16.45%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                              20.71%       23.10%        25.01%            -             -     18.77%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS              24.25%       18.53%        17.95%        14.91%            -     14.89%
---------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio              10.45%       14.19%        15.15%        11.65%            -     11.68%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                              13.77%       20.90%        22.15%        15.13%            -     15.15%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD                    (5.13)%       0.90%         7.83%         8.19%            -      7.34%
---------------------------------------------------------------------------------------------------------------------
 Lipper High Current Yield               3.65%        4.82%         8.59%         9.61%            -      7.79%
---------------------------------------------------------------------------------------------------------------------
 Benchmark #1                            1.57%        5.91%         9.61%        10.79%            -      9.99%
---------------------------------------------------------------------------------------------------------------------
 Benchmark #2                            3.28%        5.37%         9.07%        11.06%            -     10.04%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES                            (1.71)%       3.06%         4.40%            -             -      4.33%
---------------------------------------------------------------------------------------------------------------------
 Lipper Intermediate Government         (2.60)%       4.04%         5.81%            -             -      5.89%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                               0.49%        5.50%         6.93%            -             -      6.76%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL                 35.25%       11.78%            -             -             -     11.16%
---------------------------------------------------------------------------------------------------------------------
 Lipper International                   43.24%       18.74%            -             -             -     16.13%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                              26.96%       15.74%            -             -             -     13.11%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET                   3.05%        3.31%         3.42%         3.23%            -      5.00%
---------------------------------------------------------------------------------------------------------------------
 Lipper Money Market                     3.78%        4.05%         4.16%         3.96%            -      5.70%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                               4.74%        5.01%         5.20%         5.06%            -      6.65%
---------------------------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH              25.58%           -             -             -             -     15.77%
---------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap                       34.26%           -             -             -             -     19.49%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                              43.09%           -             -             -             -     25.88%
---------------------------------------------------------------------------------------------------------------------

-----
 73
--------------------------------------------------------------------------------


                              TABLE 3 (CONTINUED)
        ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999:


---------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                                                                                                        PORTFOLIO
                                             1 YEAR      3 YEARS     5 YEARS    10 YEARS    20 YEARS    INCEPTION*
---------------------------------------------------------------------------------------------------------------------
 BT EQUITY 500 INDEX                          18.38%        -           -           -           -          20.73%
---------------------------------------------------------------------------------------------------------------------
 Lipper Standard and Poor's 500 Index         19.36%        -           -           -           -          23.16%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                    21.03%        -           -           -           -          24.76%
---------------------------------------------------------------------------------------------------------------------
 BT INTERNATIONAL EQUITY INDEX                25.43%        -           -           -           -          21.75%
---------------------------------------------------------------------------------------------------------------------
 Lipper International                         43.24%        -           -           -           -          26.76%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                    26.96%        -           -           -           -          23.43%
---------------------------------------------------------------------------------------------------------------------
 BT SMALL COMPANY INDEX                       18.80%        -           -           -           -           6.86%
---------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap                             34.26%        -           -           -           -          16.02%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                    21.26%        -           -           -           -           8.70%
---------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN                                  7.97%        -           -           -           -           7.97%
---------------------------------------------------------------------------------------------------------------------
 Lipper Growth                                29.78%        -           -           -           -          29.78%
---------------------------------------------------------------------------------------------------------------------
 Benchmark #1                                 21.26%        -           -           -           -          21.26%
---------------------------------------------------------------------------------------------------------------------
 Benchmark #2                                 21.03%        -           -           -           -          21.03%
---------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION                       5.64%        -           -           -           -           5.64%
---------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                               8.69%        -           -           -           -           8.69%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                    11.15%        -           -           -           -          11.15%
---------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES                70.90%        -           -           -           -          45.89%
---------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap                               51.65%        -           -           -           -          32.50%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                    21.26%        -           -           -           -          16.99%
---------------------------------------------------------------------------------------------------------------------
 MFS GROWTH WITH INCOME                        6.98%        -           -           -           -           6.98%
---------------------------------------------------------------------------------------------------------------------
 Lipper Growth and Income                     12.90%        -           -           -           -          12.90%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                    21.03%        -           -           -           -          21.03%
---------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH                                 21.15%        -           -           -           -          21.96%
---------------------------------------------------------------------------------------------------------------------
 Lipper Growth                                29.78%        -           -           -           -          29.33%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                    21.03%        -           -           -           -          27.36%
---------------------------------------------------------------------------------------------------------------------
 MERCURY BASIC VALUE EQUITY                   17.04%        -           -           -           -          16.05%
---------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                       12.90%        -           -           -           -          18.00%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                    21.03%        -           -           -           -          27.36%
---------------------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY                       19.40%        -           -           -           -          10.33%
---------------------------------------------------------------------------------------------------------------------
 Lipper Global Flexible Portfolio             12.93%        -           -           -           -          11.91%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                    13.07%        -           -           -           -          16.18%
---------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS
  EQUITY                                      92.62%        -           -           -           -           4.01%
---------------------------------------------------------------------------------------------------------------------
 Lipper Emerging Markets                      82.53%        -           -           -           -           2.90%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                    66.41%        -           -           -           -          (0.88)%
---------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED                           -1.56%        -           -           -           -           7.95%
---------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                               8.69%        -           -           -           -          13.91%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                    11.39%        -           -           -           -          18.81%
---------------------------------------------------------------------------------------------------------------------

-----
  74
--------------------------------------------------------------------------------

                              TABLE 3 (CONTINUED)
        ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999:




---------------------------------------------------------------------------------------------------------------------
                                                                                                       SINCE
                                                                                                     PORTFOLIO
                                           1 YEAR      3 YEARS     5 YEARS    10 YEARS    20 YEARS   INCEPTION*
---------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE            -2.94%        -           -           -           -          8.35%
---------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                     12.90%        -           -           -           -         18.00%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                  21.03%        -           -           -           -         27.36%
---------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME                 1.90%        -           -           -           -         11.00%
---------------------------------------------------------------------------------------------------------------------
 Lipper Equity Income                        6.90%        -           -           -           -         14.28%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                  21.03%        -           -           -           -         27.36%
---------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK          29.76%        -           -           -           -         13.87%
---------------------------------------------------------------------------------------------------------------------
 Lipper International                       43.24%        -           -           -           -         20.38%
---------------------------------------------------------------------------------------------------------------------
 Benchmark                                  26.96%        -           -           -           -         18.32%
---------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE          0.17%        -           -           -           -         1.67%
---------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap                           34.26%        -           -           -           -         24.22%
---------------------------------------------------------------------------------------------------------------------
 Benchmark #1                               21.26%        -           -           -           -         16.99%
---------------------------------------------------------------------------------------------------------------------
 Benchmark #2                               (1.49)        -           -           -           -          7.06%
---------------------------------------------------------------------------------------------------------------------


----------

* Portfolio inception dates are shown in Table 1. Lipper survey and benchmark "since portfolio inception" information are as of the month-end closest to the actual date of portfolio inception.

-----
 75
--------------------------------------------------------------------------------


                                    TABLE 4
        CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999:




------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      SINCE
                                                                                                                   PORTFOLIO
                                             1 YEAR       3 YEARS       5 YEARS       10 YEARS       20 YEARS      INCEPTION*
------------------------------------------------------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK                         16.65%         24.90%        93.56%        287.60%              -        658.94%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap Growth                       51.65%        102.87%       158.98%        311.69%              -        683.45%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   18.09%         62.12%       147.96%        319.19%              -        595.55%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK                       22.89%         97.94%       213.88%        356.81%       1,916.29%     2,513.58%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Growth                               29.78%        106.30%       216.51%        386.68%       1,816.52%     2,838.39%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   21.04%        107.56%       251.12%        432.78%       2,584.39%     3,555.48%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS              8.11%         34.33%        63.92%        113.94%              -        119.53%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Income Portfolio                      4.42%         39.31%        91.71%        163.35%              -        169.02%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                    4.19%         40.74%        89.21%        177.71%              -        186.90%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GLOBAL                             35.96%         77.98%       133.46%        260.79%              -        320.97%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Global                               44.62%         93.38%       162.57%        205.54%              -        273.03%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   24.93%         79.83%       146.35%        194.99%              -        252.80%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH AND INCOME                  16.48%         71.92%       146.77%             -               -        139.09%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                      12.90%         62.52%       157.04%             -               -        158.01%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   20.71%         86.55%       205.26%             -               -        204.09%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS                   24.25%         66.54%       128.31%        301.37%              -        314.82%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Flexible Portfolio                   10.45%         49.38%       103.90%        204.29%              -        211.11%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   13.77%         76.71%       171.92%        309.28%              -        352.50%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD                         (5.13)%         2.71%        45.81%        119.82%              -        151.11%
------------------------------------------------------------------------------------------------------------------------------
 Lipper High Current Yield                    3.65%         15.25%        51.19%        151.82%              -        166.74%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark #1                                 1.57%         18.80%        58.22%        178.72%              -        245.03%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark #2                                 3.28%         17.00%        54.39%        185.43%              -        246.92%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT
  SECURITIES                                 (1.71)%         9.47%        24.03%             -               -         44.94%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Intermediate Government              (2.60)%        12.55%        32.56%             -               -         64.40%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                    0.49%         17.43%        39.81%             -               -         77.41%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL                      35.25%         39.68%            -              -               -         65.23%
------------------------------------------------------------------------------------------------------------------------------
 Lipper International                        43.24%         69.17%            -              -               -        103.07%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   26.96%         55.06%            -              -               -         79.52%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET                        3.05%         10.26%        18.30%         37.39%              -        146.07%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Money Market                          3.78%         12.64%        22.65%         47.52%              -        178.18%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                    4.74%         15.79%        28.88%         63.79%              -        229.35%
------------------------------------------------------------------------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH                   25.58%             -             -              -               -         47.80%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Small Company Growth                 34.26%             -             -              -               -         62.98%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   43.09%             -             -              -               -         84.91%
------------------------------------------------------------------------------------------------------------------------------


 BT EQUITY 500 INDEX                         18.38%             -             -              -               -         45.76%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Standard and Poor's 500 Index        19.36%             -             -              -               -         51.69%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   21.03%             -             -              -               -         55.65%
------------------------------------------------------------------------------------------------------------------------------
 BT INTERNATIONAL EQUITY INDEX               25.43%             -             -              -               -         48.22%
------------------------------------------------------------------------------------------------------------------------------
 Lipper International                        43.24%             -             -              -               -         61.58%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                   26.96%             -             -              -               -         52.35%
------------------------------------------------------------------------------------------------------------------------------

-----
  76
--------------------------------------------------------------------------------


                              TABLE 4 (CONTINUED)
        CUMULATIVE RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999:




------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
                                                                                                      PORTFOLIO
                                           1 YEAR      3 YEARS     5 YEARS    10 YEARS    20 YEARS    INCEPTION*
------------------------------------------------------------------------------------------------------------------------------
 BT SMALL COMPANY INDEX                    18.80%        -           -           -           -            14.20%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap                          34.26%        -           -           -           -            37.82%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.26%        -           -           -           -            18.17%
------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN                               7.97%        -           -           -           -             7.97%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Growth                             29.78%        -           -           -           -            29.78%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark #1                              21.26%        -           -           -           -            21.26%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark #2                              21.03%        -           -           -           -            21.03%
------------------------------------------------------------------------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION                    5.64%        -           -           -           -             5.64%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                            8.69%        -           -           -           -             8.69%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 11.15%        -           -           -           -            11.15%
------------------------------------------------------------------------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES             70.90%        -           -           -        -              173.96%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Mid-Cap                            51.65%        -           -           -           -           120.85%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.26%        -           -           -           -            52.05%
------------------------------------------------------------------------------------------------------------------------------
 MFS GROWTH WITH INCOME                     6.98%        -           -           -           -             6.98%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                    12.90%        -           -           -           -            12.90%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%        -           -           -           -            21.03%
------------------------------------------------------------------------------------------------------------------------------
 MFS RESEARCH                              21.15%        -           -           -           -            69.84%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Growth                             29.78%        -           -           -           -           101.13%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%        -           -           -           -            90.75%
------------------------------------------------------------------------------------------------------------------------------
 MERCURY BASIC VALUE EQUITY                17.04%        -           -           -           -            48.77%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                    12.90%        -           -           -           -            56.85%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%        -           -           -           -            90.75%
------------------------------------------------------------------------------------------------------------------------------
 MERCURY WORLD STRATEGY                    19.40%        -           -           -           -            30.00%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Global Flexible Portfolio          12.93%        -           -           -           -            35.69%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 13.07%        -           -           -           -            49.16%
------------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS
  EQUITY                                   92.62%        -           -           -           -             9.74%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Emerging Markets                   82.53%        -           -           -           -             7.48%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 66.41%        -           -           -           -             5.32%
------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM BALANCED                        -1.56%        -           -           -           -            22.65%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Balanced                            8.69%        -           -           -           -            42.44%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 11.39%        -           -           -           -            61.21%
------------------------------------------------------------------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE           -2.94%        -           -           -           -            23.87%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Growth & Income                    12.90%        -           -           -           -            56.85%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%        -           -           -           -            90.75%
------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME                1.90%        -           -           -           -            32.12%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Equity Income                       6.90%        -           -           -           -            43.31%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 21.03%        -           -           -           -            90.75%
------------------------------------------------------------------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK         29.76%        -           -           -           -            41.44%
------------------------------------------------------------------------------------------------------------------------------
 Lipper International                      43.24%        -           -           -           -            65.44%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark                                 26.96%        -           -           -           -            56.70%
------------------------------------------------------------------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE         0.17%        -           -           -           -             4.53%
------------------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap                          34.26%        -           -           -           -            83.94%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark #1                              21.26%        -           -           -           -            52.05%
------------------------------------------------------------------------------------------------------------------------------
 Benchmark #2                              (1.49)%       -           -           -           -            19.99%
------------------------------------------------------------------------------------------------------------------------------


----------

* Portfolio inception dates are shown in Table 1. Lipper survey and benchmark "since portfolio inception" information are as month-end closest to the actual date of portfolio inception.

-----
 77
--------------------------------------------------------------------------------

                                    TABLE 5
                         YEAR-BY-YEAR RATES OF RETURN:



---------------------------------------------------------------------------------------------
                                              1990        1991          1992          1993
---------------------------------------------------------------------------------------------
EQ/Aggressive Stock                           6.16%      83.43%        (4.95)%       14.59%
---------------------------------------------------------------------------------------------
Alliance Common Stock                        (9.82)%     35.34%         1.31%        22.52%
---------------------------------------------------------------------------------------------
Alliance Conservative Investors               4.40%      17.67%         3.76%         8.77%
---------------------------------------------------------------------------------------------
Alliance Global                              (7.81)%     28.15%        (2.35)%       29.68%
---------------------------------------------------------------------------------------------
Alliance Growth and Income                       -           -             -         (0.72)%+
---------------------------------------------------------------------------------------------
Alliance Growth Investors                     8.61%      46.16%         2.96%        13.15%
---------------------------------------------------------------------------------------------
Alliance High Yield                          (2.95)%     22.17%        10.23%        20.88%
---------------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                                     -       10.71%+        3.64%         8.50%
---------------------------------------------------------------------------------------------
Alliance International                           -           -             -             -
---------------------------------------------------------------------------------------------
Alliance Money Market                         6.23%       4.23%         1.65%         1.06%
---------------------------------------------------------------------------------------------
Alliance Small Cap Growth                        -           -             -             -
---------------------------------------------------------------------------------------------
BT Equity 500 Index                              -           -             -             -
---------------------------------------------------------------------------------------------
BT International Equity Index                    -           -             -             -
---------------------------------------------------------------------------------------------
BT Small Company Index                           -           -             -             -
---------------------------------------------------------------------------------------------
EQ/Evergreen                                     -           -             -             -
---------------------------------------------------------------------------------------------
EQ/Evergreen Foundation                          -           -             -             -
---------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                    -           -             -             -
---------------------------------------------------------------------------------------------
MFS Growth with Income                           -           -             -             -
---------------------------------------------------------------------------------------------
MFS Research                                     -           -             -             -
---------------------------------------------------------------------------------------------
Mercury Basic Value Equity                       -           -             -             -
---------------------------------------------------------------------------------------------
Mercury World Strategy                           -           -             -             -
---------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity           -           -             -             -
---------------------------------------------------------------------------------------------
EQ/Putnam Balanced                               -           -             -             -
---------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                  -           -             -             -
---------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                      -           -             -             -
---------------------------------------------------------------------------------------------
T. Rowe Price International Stock                -           -             -             -
---------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value               -           -             -             -
---------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                                               1994        1995         1996          1997           1998        1999
-----------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock                           (5.59)%     29.21%       19.93%         8.77%         (1.55)%     16.65%
-----------------------------------------------------------------------------------------------------------------------
Alliance Common Stock                         (3.94)%     30.01%       21.97%        26.84%         27.00%      22.89%
-----------------------------------------------------------------------------------------------------------------------
Alliance Conservative Investors               (5.86)%     18.19%        3.25%        11.15%         11.79%       8.11%
-----------------------------------------------------------------------------------------------------------------------
Alliance Global                                3.29%      16.63%       12.47%         9.49%         19.56%      35.96%
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth and Income                    (2.41)%     21.79%       17.86%        24.42%         18.63%      16.48%
-----------------------------------------------------------------------------------------------------------------------
Alliance Growth Investors                     (4.94)%     24.05%       10.51%        14.63%         16.93%      24.25%
-----------------------------------------------------------------------------------------------------------------------
Alliance High Yield                           (4.58)%     17.71%       20.60%        16.28%         (6.90)%     (5.13)%
-----------------------------------------------------------------------------------------------------------------------
Alliance Intermediate Government
  Securities                                  (6.13)%     11.24%        1.85%         5.31%          5.76%      (1.71)%
-----------------------------------------------------------------------------------------------------------------------
Alliance International                            -        9.76%+       7.77%        (4.84)%         8.53%      35.25%
-----------------------------------------------------------------------------------------------------------------------
Alliance Money Market                          2.10%       3.80%        3.37%         3.48%          3.40%       3.05%
-----------------------------------------------------------------------------------------------------------------------
Alliance Small Cap Growth                         -           -            -         25.16%+        (5.97)%     25.58%
-----------------------------------------------------------------------------------------------------------------------
BT Equity 500 Index                               -           -            -             -          23.13%      18.38%
-----------------------------------------------------------------------------------------------------------------------
BT International Equity Index                     -           -            -             -          18.17%      25.43%
-----------------------------------------------------------------------------------------------------------------------
BT Small Company Index                            -           -            -             -          (3.87)%     18.80%
-----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen                                      -           -            -             -              -        7.97%
-----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Foundation                           -           -            -             -              -        5.64%
-----------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Companies                     -           -            -         21.11%+        32.37%      70.90%
-----------------------------------------------------------------------------------------------------------------------
MFS Growth with Income                            -           -            -             -              -        6.98%
-----------------------------------------------------------------------------------------------------------------------
MFS Research                                      -           -            -         14.80%+        22.12%      21.15%
-----------------------------------------------------------------------------------------------------------------------
Mercury Basic Value Equity                        -           -            -         15.77%+         9.80%      17.04%
-----------------------------------------------------------------------------------------------------------------------
Mercury World Strategy                            -           -            -          3.58%+         5.11%      19.40%
-----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Equity            -           -            -        (20.66)%+      (28.19)%     92.62%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Balanced                                -           -            -         13.24%+        10.02%      (1.56)%
-----------------------------------------------------------------------------------------------------------------------
EQ/Putnam Growth & Income Value                   -           -            -         14.96%+        11.02%      (2.94)%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                       -           -            -         20.81%+         7.33%       1.90%
-----------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                 -           -            -         (2.57)%+       11.88%      29.76%
-----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Small Company Value                -           -            -         17.84%+       (11.45)%      0.17%
-----------------------------------------------------------------------------------------------------------------------



----------

+ Returns for these portfolios represent less than 12 months of performance. The returns are as of each portfolio inception date as shown in Table 1.

----------
   78
--------------------------------------------------------------------------------

COMMUNICATING PERFORMANCE DATA

In reports or other communications to contract owners or in advertising material, we may describe general economic and market conditions affecting our variable investment options and the portfolios and may compare the performance or ranking of those options and the portfolios with:

o those of other insurance company separate accounts or mutual funds included in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., VARDS, or similar investment services that monitor the performance of insurance company separate accounts or mutual funds;

o other appropriate indices of investment securities and averages for peer universes of mutual funds; or

o    data developed by us derived from such indices or averages.

We also may furnish to present or prospective contract owners advertisements or other communications that include evaluations of a variable investment option or portfolio by nationally recognized financial publications. Examples of such publications are:


 Barron's                           Investment Management Weekly
 Morningstar's Variable Annuity     Money Management Letter
  Sourcebook                        Investment Dealers Digest
 Business Week                      National Underwriter
 Forbes                             Pension & Investments
 Fortune                            USA Today
 Institutional Investor             Investor's Business Daily
 Money                              The New York Times
 Kiplinger's Personal Finance       The Wall Street Journal
 Financial Planning                 The Los Angeles Times
 Investment Adviser                 The Chicago Tribune

Lipper compiles performance data for peer universes of funds with similar investment objectives in its Lipper Survey. Morningstar, Inc. compiles similar data in the Morningstar Variable Annuity/Life Report (Morningstar Report).

The Lipper Survey records performance data as reported to it by over 800 mutual funds underlying variable annuity and life insurance products. It divides these actively managed portfolios into 25 categories by portfolio objectives. The Lipper Survey contains two different universes, which reflect different types of fees in performance data:

o The "separate account" universe reports performance data net of investment management fees, direct operating expenses and asset-based charges applicable under variable life and annuity contracts, and

o The "mutual fund" universe reports performance net only of investment management fees and direct operating expenses, and therefore reflects only charges that relate to the underlying mutual fund.

The Morningstar Variable Annuity/Life Report consists of nearly 700 variable life and annuity funds, all of which report their data net of investment management fees, direct operating expenses and separate account level charges. VARDS is a monthly reporting service that monitors approximately 2,500 variable life and variable annuity funds on performance and account information.


YIELD INFORMATION

Current yield for the Alliance Money Market option will be based on net changes in a hypothetical investment over a given seven-day period, exclusive of capital changes, and then "annualized" (assuming that the same seven-day result would occur each week for 52 weeks). Current yield for the Alliance High Yield option and Alliance Intermediate Government Securities option will be based on net changes in a hypothetical investment over a given 30-day period, exclusive of capital changes, and then "annualized" (assuming that the same 30-day result would occur each month for 12 months).


"Effective yield" is calculated in a similar manner, but when annualized, any income earned by the investment is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because any earnings are compounded weekly for the Alliance Money Market option. The current yields and effective yields assume the deduction of all current contract charges and expenses other than the optional baseBUILDER benefits charge, and any charge

----------
  79
--------------------------------------------------------------------------------


designed to approximate certain taxes imposed on us, such as premium taxes in your state. The yields and effective yields for the Alliance Money Market option, when used for the special dollar cost averaging program, assume that no contract charges are deducted. For more information, see "Yield Information for the Alliance Money Market Option, Alliance High Yield Option, and Alliance Intermediate Government Securities Option" in the SAI.

10
Incorporation of certain documents by reference


----------------
      80
--------------------------------------------------------------------------------


Equitable Life's Annual Report on Form 10-K for the year ended December 31, 1999 is considered to be a part of this prospectus because it is incorporated by reference.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act") will be considered to become part of this prospectus because they are incorporated by reference.


Any statement contained in a document that is or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.


We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a Web site that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.


Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to The Equitable Life Assurance Society of the United States, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone :
(212) 554-1234).

Appendix I: Condensed financial information


--------
 A-1
--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 with the same daily asset based charges of 1.60%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT EQ/ALLIANCE TECHNOLOGY WHICH IS BEING OFFERED FOR THE FIRST TIME ON MAY 1, 2000.





--------------------------------------------------------------------------------
                                                    FOR THE YEAR ENDING
                                                      DEC. 31, 1999
--------------------------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
--------------------------------------------------------------------------------
 Unit value                                            $  78.30
--------------------------------------------------------------------------------
 Number of units outstanding (000s)                          16
--------------------------------------------------------------------------------
 ALLIANCE COMMON STOCK
--------------------------------------------------------------------------------
 Unit value                                            $ 275.01
--------------------------------------------------------------------------------
 Number of units outstanding (000s)                          66
--------------------------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
--------------------------------------------------------------------------------
 Unit value                                            $  22.38
--------------------------------------------------------------------------------
 Number of units outstanding (000s)                         216
--------------------------------------------------------------------------------
 ALLIANCE GLOBAL
--------------------------------------------------------------------------------
 Unit value                                            $  43.04
--------------------------------------------------------------------------------
 Number of units outstanding (000s)                          97
--------------------------------------------------------------------------------
 ALLIANCE GROWTH AND INCOME
--------------------------------------------------------------------------------
 Unit value                                            $  24.13
--------------------------------------------------------------------------------
 Number of units outstanding (000s)                         342
--------------------------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS
--------------------------------------------------------------------------------
 Unit value                                            $  42.29
--------------------------------------------------------------------------------
 Number of units outstanding (000s)                         149
--------------------------------------------------------------------------------
 ALLIANCE HIGH YIELD
--------------------------------------------------------------------------------
 Unit value                                            $  25.73
--------------------------------------------------------------------------------
 Number of units outstanding (000s)                          35
--------------------------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
--------------------------------------------------------------------------------
 Unit value                                            $  14.70
--------------------------------------------------------------------------------
 Number of units outstanding (000s)                          59
--------------------------------------------------------------------------------
 ALLIANCE INTERNATIONAL
--------------------------------------------------------------------------------
 Unit value                                            $  16.61
--------------------------------------------------------------------------------
 Number of units outstanding (000s)                          38
--------------------------------------------------------------------------------
 ALLIANCE MONEY MARKET
--------------------------------------------------------------------------------
 Unit value                                            $  25.55
--------------------------------------------------------------------------------
 Number of units outstanding (000s)                         549
--------------------------------------------------------------------------------

-----
  A-2
--------------------------------------------------------------------------------



--------------------------------------------------------------
                                           FOR THE YEAR ENDING
                                             DEC. 31, 1999
--------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
--------------------------------------------------------------
 Unit value                                    $ 11.77
--------------------------------------------------------------
 Number of units outstanding (000s)              1,112
--------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH
--------------------------------------------------------------
 Unit value                                    $ 14.78
--------------------------------------------------------------
 Number of units outstanding (000s)                 30
--------------------------------------------------------------
 BT EQUITY 500 INDEX
--------------------------------------------------------------
 Unit value                                    $ 14.58
--------------------------------------------------------------
 Number of units outstanding (000s)                385
--------------------------------------------------------------
 BT INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------
 Unit value                                    $ 14.82
--------------------------------------------------------------
 Number of units outstanding (000s)                 33
--------------------------------------------------------------
 BT SMALL COMPANY INDEX
--------------------------------------------------------------
 Unit value                                    $ 11.42
--------------------------------------------------------------
 Number of units outstanding (000s)                 23
--------------------------------------------------------------
 CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------------
 Unit value                                    $ 10.60
--------------------------------------------------------------
 Number of units outstanding (000s)                 13
--------------------------------------------------------------
 CAPITAL GUARDIAN U.S. EQUITY
--------------------------------------------------------------
 Unit value                                    $ 10.26
--------------------------------------------------------------
 Number of units outstanding (000s)                 31
--------------------------------------------------------------
 EQ/EVERGREEN
--------------------------------------------------------------
 Unit value                                    $ 10.56
--------------------------------------------------------------
 Number of units outstanding (000s)                  8
--------------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
--------------------------------------------------------------
 Unit value                                    $ 10.56
--------------------------------------------------------------
 Number of units outstanding (000s)                 44
--------------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES
--------------------------------------------------------------
 Unit value                                    $ 27.40
--------------------------------------------------------------
 Number of units outstanding (000s)                383
--------------------------------------------------------------
 MFS GROWTH WITH INCOME
--------------------------------------------------------------
 Unit value                                    $ 10.70
--------------------------------------------------------------
 Number of units outstanding (000s)                103
--------------------------------------------------------------
 MFS RESEARCH
--------------------------------------------------------------
 Unit value                                    $ 16.99
--------------------------------------------------------------
 Number of units outstanding (000s)                 71
--------------------------------------------------------------

-----
 A-3
--------------------------------------------------------------------------------



------------------------------------------------------------------
                                               FOR THE YEAR ENDING
                                                 DEC. 31, 1999
------------------------------------------------------------------
 MERCURY BASIC VALUE EQUITY
------------------------------------------------------------------
 Unit value                                        $ 14.88
------------------------------------------------------------------
 Number of units outstanding (000s)                    163
------------------------------------------------------------------
 MERCURY WORLD STRATEGY
------------------------------------------------------------------
 Unit value                                        $ 13.00
------------------------------------------------------------------
 Number of units outstanding (000s)                     13
------------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS EQUITY
------------------------------------------------------------------
 Unit value                                        $ 10.97
------------------------------------------------------------------
 Number of units outstanding (000s)                    126
------------------------------------------------------------------
 EQ/PUTNAM BALANCED
------------------------------------------------------------------
 Unit value                                        $ 12.27
------------------------------------------------------------------
 Number of units outstanding (000s)                     19
------------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
------------------------------------------------------------------
 Unit value                                        $ 12.39
------------------------------------------------------------------
 Number of units outstanding (000s)                     12
------------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
------------------------------------------------------------------
 Unit value                                        $ 13.21
------------------------------------------------------------------
 Number of units outstanding (000s)                    117
------------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK
------------------------------------------------------------------
 Unit value                                        $ 14.15
------------------------------------------------------------------
 Number of units outstanding (000s)                     37
------------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE
------------------------------------------------------------------
 Unit value                                        $ 10.45
------------------------------------------------------------------
 Number of units outstanding (000s)                     18
------------------------------------------------------------------

Appendix II: Purchase considerations for QP contracts


--------
 B-1
--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Equitable Accumulator Select QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the guaranteed minimum income benefit, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Equitable Accumulator Select QP contract or another annuity. Therefore, you should purchase an Equitable Accumulator QP contract to fund a plan for the contract's features and benefits other than tax deferral. This QP contract accepts transfer contributions only and not regular, ongoing payroll contributions. For 401(k) plans under defined contribution plans, no employee after-tax contributions are accepted.

Under defined benefit plans, we will not accept rollovers from a defined contribution plan to a defined benefit plan. We will only accept transfers from a defined benefit plan or a change of investment vehicles in the plan. Only one additional contribution may be made per contract year. For defined benefit plans, the maximum percentage of actuarial value of the plan participant/employee's normal retirement benefit that can be funded by a QP contract is 80%. The account value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant/employee. Equitable Life does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee's accrued benefit. If overfunding of a plan occurs, withdrawals from the QP contract may be required. A market value adjustment may apply.


Further, Equitable Life will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant/employee takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.


Given that required minimum distributions must generally commence from the plan for annuitants after age 70 1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for annuitants approaching or over age 70 1/2; and

o the guaranteed minimum income benefit under baseBUILDER may not be an appropriate feature for annuitants who are older than age 60 1/2 when the contract is issued.

Finally, because the method of purchasing the QP contract including the large initial contribution and the features of the QP contract may appeal more to plan participants/employees who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants/employees who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

Appendix III: Market value adjustment example


--------
 C-1
--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2001 to a fixed maturity option with a maturity date of February 15, 2010 (nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value of $183,846 on the maturity date. We further assume that a withdrawal of $50,000 is made four years later on February 15, 2005.





------------------------------------------------------------------------------------------
                                                                     HYPOTHETICAL ASSUMED
                                                                      RATE TO MATURITY ON
                                                                       FEBRUARY 15, 2005
                                                                    ----------------------
                                                                      5.00%       9.00%
------------------------------------------------------------------------------------------
 AS OF FEBRUARY 15, 2005 (BEFORE WITHDRAWAL)
------------------------------------------------------------------------------------------
(1) Market adjusted amount                                           $144,048   $ 119,487
------------------------------------------------------------------------------------------
(2) Fixed maturity amount                                            $131,080   $ 131,080
------------------------------------------------------------------------------------------
(3) Market value adjustment:
   (1) - (2)                                                         $ 12,968   $ (11,593)
------------------------------------------------------------------------------------------
 ON FEBRUARY 15, 2005 (AFTER WITHDRAWAL)
------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
   (3) x [$50,000/(1)]                                               $  4,501   $  (4,851)
------------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount:
   [$50,000 - (4)]                                                   $ 45,499   $  54,851
------------------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                                 $ 85,581   $  76,229
------------------------------------------------------------------------------------------
(7) Maturity value                                                   $120,032   $ 106,915
------------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                                    $ 94,048   $  69,487
------------------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Appendix IV: Guaranteed minimum death benefit example


--------
 D-1
--------------------------------------------------------------------------------


The death benefit under the contracts is equal to the account value or, if greater, the guaranteed minimum death benefit.


The following illustrates the guaranteed minimum death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the Alliance Money Market option, Alliance Intermediate Government Securities option, or the fixed maturity options), no additional contributions, no transfers and no withdrawals, and no loans under a Rollover TSA contract, the guaranteed minimum death benefit for an annuitant age 45 would be calculated as follows:



---------------------------------------------------------------------------------------
   END OF                          5% ROLL UP TO AGE 80      ANNUAL RATCHET TO AGE 80
 CONTRACT                          GUARANTEED MINIMUM         GUARANTEED MINIMUM
   YEAR         ACCOUNT VALUE       DEATH BENEFIT(1)             DEATH BENEFIT
---------------------------------------------------------------------------------------
  1              $105,000             $  105,000(1)              $  105,000(3)
---------------------------------------------------------------------------------------
  2              $115,500             $  110,250(2)              $  115,500(3)
---------------------------------------------------------------------------------------
  3              $129,360             $  115,763(2)              $  129,360(3)
---------------------------------------------------------------------------------------
  4              $103,488             $  121,551(1)              $  129,360(4)
---------------------------------------------------------------------------------------
  5              $113,837             $  127,628(1)              $  129,360(4)
---------------------------------------------------------------------------------------
  6              $127,497             $  134,010(1)              $  129,360(4)
---------------------------------------------------------------------------------------
  7              $127,497             $  140,710(1)              $  129,360(4)
---------------------------------------------------------------------------------------

The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We
are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


5% ROLL UP TO AGE 80

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be equal to the guaranteed minimum death benefit.

(2) At the end of contract years 2 and 3, the death benefit will be equal to the current account value since it is higher than the current guaranteed minimum death benefit.


ANNUAL RATCHET TO AGE 80

(3) At the end of contract years 1 through 3, the guaranteed minimum death benefit is equal to the current account value.

(4) At the end of contract years 4 through 7, the guaranteed minimum death benefit is equal to the guaranteed minimum death benefit at the end of the prior year since it is equal to or higher than the current account value.

Statement of additional
information
--------------------------------------------------------------------------------

TABLE OF CONTENTS





                                                                                           PAGE
Unit Values                                                                                 2
Custodian and Independent Accountants                                                       3
Yield Information for the Alliance Money Market Option, Alliance High Yield Option, and
 Alliance Intermediate Government Securities Option                                         3
Financial Statements                                                                        5


HOW TO OBTAIN AN EQUITABLE ACCUMULATOR SELECT STATEMENT OF ADDITIONAL
  INFORMATION FOR SEPARATE ACCOUNT NO. 45

Send this request form to:
  Equitable Accumulator Select
  P.O. Box 1547 Secaucus, NJ 07096-1547



Please send me an Equitable Accumulator Select SAI for Separate Account No. 45 dated May 1, 2000:



------------------------------------------------------------------------------
Name


------------------------------------------------------------------------------
Address


------------------------------------------------------------------------------
City            State    Zip









(IM-99-01 SAI (5/00))

SUPPLEMENT TO INCOME MANAGER ACCUMULATOR PROSPECTUS DATED MAY 1, 1996; INCOME MANAGER ROLLOVER IRA PROSPECTUS DATED MAY 1, 1996; INCOME MANAGER ACCUMULATOR PROSPECTUS DATED OCTOBER 17, 1996; INCOME MANAGER ROLLOVER IRA PROSPECTUS DATED OCTOBER 17, 1996; INCOME MANAGER ACCUMULATOR PROSPECTUS DATED DECEMBER 31, 1997; INCOME MANAGER ROLLOVER IRA PROSPECTUS DATED DECEMBER 31, 1997; EQUITABLE ACCUMULATOR (IRA, NQ AND QP) PROSPECTUS DATED MAY 1, 1998 AND TAX SHELTERED ANNUITY SUPPLEMENT DATED JUNE 18, 1998; EQUITABLE ACCUMULATOR DATED OCTOBER 18, 1999; AND EQUITABLE ACCUMULATOR SELECT PROSPECTUS DATED OCTOBER 18, 1999.



COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES
ISSUED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


--------------------------------------------------------------------------------


This supplement dated May 1, 2000, updates certain information in the following prospectuses:

Income Manager Accumulator prospectus dated May 1, 1996, as previously supplemented on May 1, 1997, December 31, 1997, May 1, 1998, January 4, 1999 and May 1, 1999.

Income Manager Accumulator Rollover IRA prospectus, dated May 1, 1996 as previously supplemented on May 1, 1997, December 31, 1997, May 1, 1998, January 4, 1999 and May 1, 1999.

Income Manager Accumulator prospectus dated October 17, 1996, as previously supplemented on May 1, 1997, December 31, 1997, May 1, 1998, January 4, 1999 and May 1, 1999.

Income Manager Accumulator Rollover IRA prospectus, dated October 17, 1996, as previously supplemented on May 1, 1997, December 31, 1997, May 1, 1998, January 4, 1999 and May 1, 1999.

Income Manager Accumulator prospectus dated December 31, 1997, as previously supplemented on May 1, 1998, January 4, 1999 and May 1, 1999.

Income Manager Accumulator Rollover IRA prospectus dated December 31, 1997, as previously supplemented on May 1, 1998, January 4, 1999 and May 1, 1999.

Equitable Accumulator (IRA, NQ and QP) prospectus dated May 1, 1998, as previously supplemented on June 18, 1998, January 4, 1999 and May 1, 1999.

Equitable Accumulator prospectus, dated October 18, 1999.

Equitable Accumulator Select prospectus dated October 18, 1999.

You should keep the supplements and the prospectus for future reference. We have filed with the Securities and Exchange Commission (SEC) our statement of additional information (SAI) dated May 1, 1999. If you do not presently have a copy of the prospectus and prior supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to Equitable Life, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this supplement. The SAI has been incorporated by reference into this supplement.


In this Supplement, we provide information on (1) a new investment fund; (2) changes in certain management fees and expense limitation agreements; (3) certain portfolio/adviser name changes and new advisers; (4) telephone and online access to certain contract transactions; (5) transaction requests that are related to market timing strategies; (6) revised beneficiary continuation options; (7) tax updates that may or may not affect your contract; (8) unit values and number of outstanding units for the investment funds; and (9) Equitable Life.


The Supplement also contains information that is intended to clarify the Variable Immediate Annuity payout option that is available through your contract.



                                                                    72320/Agency

-----
  1
--------------------------------------------------------------------------------

(1) NEW INVESTMENT FUND

The following new Investment Fund is available under your Certificate effective on or about May 1, 2000.

EQ/ALLIANCE TECHNOLOGY

The new Investment Fund invests in a corresponding new Portfolio of EQ Advisors Trust. The objectives and Adviser for the Portfolio are shown below:

PORTFOLIO OF EQ ADVISERS TRUST

--------------------------------------------------------------------------------------------
 PORTFOLIO NAME             OBJECTIVE                       ADVISER
--------------------------------------------------------------------------------------------
EQ/Alliance Technology     Long-term growth of capital     Alliance Capital Management L.P.
--------------------------------------------------------------------------------------------

See "Update on Management Fees and Expense Limitation Agreements" below, regarding the management fees for this new portfolio.

(2) UPDATE ON MANAGEMENT FEES AND EXPENSE LIMITATION AGREEMENTS

The following table sets forth the investment management fees payable to Equitable from each portfolio under the new management agreement, effective on or about May 1, 2000, which were approved by shareholders. New or revised expense limitation agreements may also apply (see footnote #7 to the table). All portfolios may not be available in all annuity products. Please note that the names of certain portfolios have been changed (a correlating change in the name of the corresponding investment fund also applies). For more information on these name changes, see "Portfolio/Adviser name changes and new portfolio advisers," later in this supplement.

-----
  2
--------------------------------------------------------------------------------

EQ ADVISORS TRUST ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS IN EACH PORTFOLIO)



-------------------------------------------------------------------------------------------------------------------------
                                                                                                             TOTAL
                                                                                           OTHER             ANNUAL
                                                                                         EXPENSES           EXPENSES
                                                   MANAGEMENT                         (AFTER EXPENSE     (AFTER EXPENSE
                                                    FEES(5)         12B-1 FEES(6)     LIMITATION)(7)     LIMITATION)(8)
-------------------------------------------------------------------------------------------------------------------------
EQ/Aggressive Stock(1)                                0.60%             0.25%               0.04%             0.89%
Alliance Common Stock                                 0.46%             0.25%               0.04%             0.75%
Alliance Conservative Investors                       0.60%             0.25%               0.07%             0.92%
Alliance Equity Index                                 0.25%             0.25%               0.05%             0.55%
Alliance Global                                       0.73%             0.25%               0.09%             1.07%
Alliance Growth & Income                              0.59%             0.25%               0.05%             0.89%
Alliance Growth Investors                             0.57%             0.25%               0.05%             0.87%
Alliance High Yield                                   0.60%             0.25%               0.05%             0.90%
Alliance Intermediate Government Securities           0.50%             0.25%               0.07%             0.82%
Alliance International                                0.85%             0.25%               0.20%             1.30%
Alliance Money Market                                 0.34%             0.25%               0.05%             0.64%
EQ/Alliance Premier Growth                            0.90%             0.25%               0.00%             1.15%
Alliance Small Cap Growth                             0.75%             0.25%               0.07%             1.07%
EQ/Alliance Technology(2)                             0.90%             0.25%               0.00%             1.15%
BT Equity 500 Index                                   0.25%             0.25%               0.10%             0.60%
BT International Equity Index                         0.35%             0.25%               0.40%             1.00%
BT Small Company Index                                0.25%             0.25%               0.25%             0.75%
Capital Guardian Research                             0.65%             0.25%               0.05%             0.95%
Capital Guardian U.S. Equity                          0.65%             0.25%               0.05%             0.95%
EQ/Evergreen                                          0.65%             0.25%               0.05%             0.95%
EQ/Evergreen Foundation                               0.60%             0.25%               0.10%             0.95%
MFS Emerging Growth Companies                         0.65%             0.25%               0.10%             1.00%
MFS Growth with Income                                0.60%             0.25%               0.10%             0.95%
MFS Research                                          0.65%             0.25%               0.05%             0.95%
Mercury Basic Value Equity(3)                         0.60%             0.25%               0.10%             0.95%
Mercury World Strategy(4)                             0.70%             0.25%               0.25%             1.20%
Morgan Stanley Emerging Markets Equity                1.15%             0.25%               0.35%             1.75%
EQ/Putnam Balanced                                    0.60%             0.25%               0.05%             0.90%
EQ/Putnam Growth & Income Value                       0.60%             0.25%               0.10%             0.95%
T. Rowe Price Equity Income                           0.60%             0.25%               0.10%             0.95%
T. Rowe Price International Stock                     0.85%             0.25%               0.15%             1.25%
Warburg Pincus Small Company Value                    0.75%             0.25%               0.10%             1.10%
-------------------------------------------------------------------------------------------------------------------------


----------
Notes:

(1)   Formerly named Alliance Aggressive Stock.


(2)   May not be available in California.

(3)   Formerly named Merrill Lynch Basic Value Equity.

(4)   Formerly named Merrill Lynch World Strategy.

(5) The management fees shown reflect revised management fees, effective on or about May 1, 2000, which were approved by shareholders. The management fees shown for EQ/Putnam Growth & Income Value do not reflect the waiver of a portion of the portfolio investment management fees that is currently in effect. The management fee for the portfolio cannot be increased without a vote of the portfolio's shareholders.

-----
  3
--------------------------------------------------------------------------------


(6) Depending upon your contract, portfolio shares may be subject to fees imposed under the distribution plan (the "Rule 12b-1 Plan") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts. If your contract's variable investment option choices invest in portfolio shares that are not subject to the 12b-1 fees, the "Total annual expenses" applicable to your contract would be lower than those shown. Prior to October 18, 1999, the total annual expenses for the Alliance Small Cap Growth portfolio were limited to 1.20% under an expense limitation arrangement related to that portfolio's Rule 12b-1 Plan. The arrangement is no longer in effect. The amounts shown have been restated to reflect the expenses that would have been incurred in 1999, absent the expense limitation arrangement.

(7) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreements.


      On October 18, 1999 the Alliance portfolios (other than EQ/Alliance Premier Growth and EQ/Alliance Technology) became part of the portfolios of EQ Advisors Trust. The "Other Expenses" for these portfolios have been restated to reflect the estimated expenses that would have been incurred had these portfolios been portfolios of EQ Advisors Trust for the entire year ended December 31, 1999. The restated expenses reflect an increase of 0.01% for each of these portfolios.


(8) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain portfolios. Under this agreement, Equitable Life has agreed to waive or limit its fees and assume other expenses. Under the expense limitation agreement, total annual operating expenses of certain portfolios (other than interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) are limited as a percentage of the average daily net assets of each of the following portfolios: 1.75% for Morgan Stanley Emerging Markets Equity; 1.25% for T. Rowe Price International Stock; 1.20% for Mercury World Strategy; 1.15% for EQ/Alliance Premier Growth and EQ/Alliance Technology; 1.10% for Warburg Pincus Small Company Value; 1.00% for BT International Equity Index and MFS Emerging Growth
      Companies; 0.95% for Capital Guardian U.S. Equity, Capital Guardian Research, EQ/Evergreen, EQ/Evergreen Foundation, MFS Growth with Income, MFS Research, Mercury Basic Value Equity, EQ/Putnam Growth & Income Value and T. Rowe Price Equity Income; 0.90% for EQ/Putnam Balanced; 0.75% for BT Small Company Index; and 0.60% for BT Equity 500 Index. The expense limitations for the BT Equity 500 Index, EQ/Putnam Growth & Income Value, Mercury Basic Value Equity, MFS Growth with Income, MFS Research, MFS Emerging Growth Companies, T. Rowe Price Equity Income, T. Rowe Price International Stock and Warburg Pincus Small Company Value portfolios reflect an increase effective on May 1, 2000. The expense limitation for the EQ/Evergreen portfolio reflects a decrease effective on May 1, 2000.

      Absent the expense limitation, the "Other Expenses" for 1999 on an annualized basis for each of the portfolios would have been as follows:
      1.00% for Morgan Stanley Emerging Markets Equity; 0.30% for T. Rowe Price International Stock; 0.46% for Mercury World Strategy; 0.23% for EQ/Alliance Premier Growth; 0.10% for EQ/Alliance Technology; 0.24% for Warburg Pincus Small Company Value; 0.49% for BT International Equity Index; 0.17% for MFS Emerging Growth Companies; 0.34% for Capital Guardian U.S. Equity; 0.47% for Capital Guardian Research; 1.87% for EQ/Evergreen; 1.07% for EQ/Evergreen Foundation; 0.37% for MFS Growth with Income; 0.17% for MFS Research and Mercury Basic Value Equity; 0.16% for EQ/Putnam Growth & Income Value; 0.71% for BT Small Company Index; and 0.18% for BT Equity 500 Index. Initial seed capital was invested on April 30, 1999 for EQ/Alliance Premier Growth, Capital Guardian U.S. Equity and Capital Guardian Research portfolios and will be invested on or about May 1, 2000 for the EQ/Alliance Technology portfolio and therefore expenses have been estimated.


     Each portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that, among other things, such portfolio has reached sufficient size to permit such reimbursement to be made and provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust.

-----
  4
--------------------------------------------------------------------------------

EXAMPLES


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. We assume that a $1,000 contribution is invested in one of the variable investment options listed and a 5% annual return is earned on the assets in that option.(1) Other than as indicated in the next sentence, the charges used in the examples are the maximum charges that might apply to any contract or investment fund to which this supplement relates (including the maximum charges that would apply to the underlying portfolio). The annual administrative charge used in the example is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $3.00 per $1,000. If your contract does not have an annual administrative charge and/or has lower charges than used in the examples, then the charges that apply to your contract would be lower than those shown below.


These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.



-----------------------------------------------------------------------------------------------
                                                  IF YOU SURRENDER YOUR CONTRACT AT THE END
                                                     OF EACH PERIOD SHOWN, THE EXPENSES
                                                                  WOULD BE:
                                              -------------------------------------------------
                                                 1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                            $ 100.16     $ 155.59     $ 213.89    $ 388.79
Alliance Common Stock                          $  98.69     $ 151.27     $ 206.84    $ 375.43
Alliance Conservative Investors                $ 100.58     $ 156.82     $ 215.90    $ 392.58
Alliance Equity Index                          $  96.70     $ 145.39     $ 197.20    $ 356.98
Alliance Global                                $ 102.15     $ 161.43     $ 223.40    $ 406.62
Alliance Growth & Income                       $ 100.26     $ 155.90     $ 214.39    $ 389.74
Alliance Growth Investors                      $ 100.05     $ 155.28     $ 213.39    $ 387.85
Alliance High Yield                            $ 100.26     $ 155.90     $ 214.39    $ 389.74
Alliance Intermediate Government Securities    $  99.53     $ 153.74     $ 210.87    $ 383.09
Alliance International                         $ 104.56     $ 168.47     $ 234.80    $ 427.74
Alliance Money Market                          $  97.54     $ 147.87     $ 201.26    $ 364.80
EQ/Alliance Premier Growth                     $ 104.03     $ 166.94     $ 232.33    $ 423.19
Alliance Small Cap Growth                      $ 102.04     $ 161.12     $ 222.90    $ 405.69
EQ/Alliance Technology                         $ 102.99     $ 163.88     $ 227.38    $ 414.03
BT Equity 500 Index                            $  97.23     $ 146.94     $ 199.74    $ 361.87
BT International Equity Index                  $ 101.41     $ 159.28     $ 219.90    $ 400.10
BT Small Company Index                         $  98.80     $ 151.58     $ 207.34    $ 376.39
Capital Guardian Research                      $ 100.89     $ 157.74     $ 217.40    $ 395.40
Capital Guardian U.S. Equity                   $ 100.89     $ 157.74     $ 217.40    $ 395.40
EQ/Evergreen                                   $ 100.89     $ 157.74     $ 217.40    $ 395.40
EQ/Evergreen Foundation                        $ 100.89     $ 157.74     $ 217.40    $ 395.40
MFS Emerging Growth Companies                  $ 101.41     $ 159.28     $ 219.90    $ 400.10
MFS Growth with Income                         $ 100.89     $ 157.74     $ 217.40    $ 395.40
MFS Research                                   $ 100.89     $ 157.74     $ 217.40    $ 395.40
Mercury Basic Value Equity                     $ 100.89     $ 157.74     $ 217.40    $ 395.40
Mercury World Strategy                         $ 103.51     $ 165.41     $ 229.86    $ 418.62
Morgan Stanley Emerging Markets Equity         $ 109.27     $ 182.13     $ 256.78    $ 467.62
EQ/Putnam Balanced                             $ 100.37     $ 156.21     $ 214.90    $ 390.69
EQ/Putnam Growth & Income Value                $ 100.89     $ 157.74     $ 217.40    $ 395.40
T. Rowe Price Equity Income                    $ 100.89     $ 157.74     $ 217.40    $ 395.40
T. Rowe Price International Stock              $ 104.03     $ 166.94     $ 232.33    $ 423.19
Warburg Pincus Small Company Value             $ 102.46     $ 162.35     $ 224.89    $ 409.41
-----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                     THE END OF EACH PERIOD SHOWN, THE
                                                             EXPENSES WOULD BE:
                                              ------------------------------------------------
                                                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------
EQ/Aggressive Stock                             $ 30.16     $ 105.59     $ 183.89     $ 388.79
Alliance Common Stock                           $ 28.69     $ 101.27     $ 176.84     $ 375.43
Alliance Conservative Investors                 $ 30.58     $ 106.82     $ 185.90     $ 392.58
Alliance Equity Index                           $ 26.70     $  95.39     $ 167.20     $ 356.98
Alliance Global                                 $ 32.15     $ 111.43     $ 193.40     $ 406.62
Alliance Growth & Income                        $ 30.26     $ 105.90     $ 184.39     $ 389.74
Alliance Growth Investors                       $ 30.05     $ 105.28     $ 183.39     $ 387.85
Alliance High Yield                             $ 30.26     $ 105.90     $ 184.39     $ 389.74
Alliance Intermediate Government Securities     $ 29.53     $ 103.74     $ 180.87     $ 383.09
Alliance International                          $ 34.56     $ 118.47     $ 204.80     $ 427.74
Alliance Money Market                           $ 27.54     $  97.87     $ 171.26     $ 364.80
EQ/Alliance Premier Growth                      $ 34.03     $ 116.94     $ 202.33     $ 423.19
Alliance Small Cap Growth                       $ 32.04     $ 111.12     $ 192.90     $ 405.69
EQ/Alliance Technology                          $ 32.99     $ 113.88     $ 197.38     $ 414.03
BT Equity 500 Index                             $ 27.23     $  96.94     $ 169.74     $ 361.87
BT International Equity Index                   $ 31.41     $ 109.28     $ 189.90     $ 400.10
BT Small Company Index                          $ 28.80     $ 101.58     $ 177.34     $ 376.39
Capital Guardian Research                       $ 30.89     $ 107.74     $ 187.40     $ 395.40
Capital Guardian U.S. Equity                    $ 30.89     $ 107.74     $ 187.40     $ 395.40
EQ/Evergreen                                    $ 30.89     $ 107.74     $ 187.40     $ 395.40
EQ/Evergreen Foundation                         $ 30.89     $ 107.74     $ 187.40     $ 395.40
MFS Emerging Growth Companies                   $ 31.41     $ 109.28     $ 189.90     $ 400.10
MFS Growth with Income                          $ 30.89     $ 107.74     $ 187.40     $ 395.40
MFS Research                                    $ 30.89     $ 107.74     $ 187.40     $ 395.40
Mercury Basic Value Equity                      $ 30.89     $ 107.74     $ 187.40     $ 395.40
Mercury World Strategy                          $ 33.51     $ 115.41     $ 199.86     $ 418.62
Morgan Stanley Emerging Markets Equity          $ 39.27     $ 132.13     $ 226.78     $ 467.62
EQ/Putnam Balanced                              $ 30.37     $ 106.21     $ 184.90     $ 390.69
EQ/Putnam Growth & Income Value                 $ 30.89     $ 107.74     $ 187.40     $ 395.40
T. Rowe Price Equity Income                     $ 30.89     $ 107.74     $ 187.40     $ 395.40
T. Rowe Price International Stock               $ 34.03     $ 116.94     $ 202.33     $ 423.19
Warburg Pincus Small Company Value              $ 32.46     $ 112.35     $ 194.89     $ 409.41
----------------------------------------------------------------------------------------------

-----
  5
--------------------------------------------------------------------------------

EXPENSES REFLECTING APO PLUS ELECTION (WHICH MAY NOT BE AVAILABLE IN YOUR CONTRACT)

-----------------------------------------------------------------------------------------------
                                                  IF YOU SURRENDER YOUR CONTRACT AT THE END
                                                     OF EACH PERIOD SHOWN, THE EXPENSES
                                                                  WOULD BE:
                                              -------------------------------------------------
                                                 1 YEAR      3 YEARS      5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------
Alliance Common Stock                         $95.82      $128.75      $164.50      $286.22
Alliance Equity Index                         $93.63      $122.76      $154.52      $266.36
-----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                                                  IF YOU DO NOT SURRENDER YOUR CONTRACT AT
                                                     THE END OF EACH PERIOD SHOWN, THE
                                                             EXPENSES WOULD BE:
                                              ------------------------------------------------
                                                 1 YEAR     3 YEARS     5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------
Alliance Common Stock                         $25.82      $78.75       $134.50      $286.22
Alliance Equity Index                         $23.63      $72.76       $124.52      $266.36
----------------------------------------------------------------------------------------------

--------------

(1) The amount accumulated from the $1,000 contribution could not be paid in the form of an annuity payout option at the end of any of the periods shown in the examples. This is because if the amount applied to purchase an annuity payout option is less than $2,000, or the initial payment is less than $20, we may pay the amount to you in a single sum instead of payments under an annuity payout option. See "Accessing your money."

(3) PORTFOLIO/ADVISER NAME CHANGES AND NEW PORTFOLIO ADVISERS

Effective on or about May 1, 2000, the structure of Alliance Aggressive Stock is multi-advisor. We believe this will potentially leverage the investment talents and expertise of recognized money managers within a single portfolio. As a result, the name of this portfolio (and correlating investment fund) has been changed. Please note the following new information:


--------------------------------------------------------------------------------------
 FORMER NAME               NEW NAME                SUB-ADVISORS
--------------------------------------------------------------------------------------
Alliance Aggressive     EQ/Aggressive Stock     Alliance Capital
Stock                                           Massachusetts Financial Service (MFS)
--------------------------------------------------------------------------------------

The investment objective and policy for these funds remain the same.


The following portfolio/correlating investment fund name changes are also effective on or about May 1, 2000:



----------------------------------------------------------------------------
 FORMER NAME                                 NEW NAME
----------------------------------------------------------------------------
Merrill Lynch Basic Value Equity     Mercury Basic Value Equity
----------------------------------------------------------------------------
Merrill Lynch World Strategy         Mercury World Strategy
----------------------------------------------------------------------------


Merrill Lynch Asset Management, the adviser to the Mercury portfolios, has changed its name to Mercury Asset Management US.

(4) TELEPHONE AND ONLINE TRANSACTIONS

For your convenience, the following services are available through our telephone operated program support ("TOPS") and/or EQAccess systems. All services may not apply to your particular contract.

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o     your current account value;

o your current allocation percentages (anticipated to be available through EQAccess by the end of 2000);

o     the number of units you have in the variable investment options;

-----
  6
--------------------------------------------------------------------------------

o     rates to maturity for the fixed maturity options;

o     the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options (anticipated to be available through EQAccess by the end of 2000);

o change your TOPS personal identification number (PIN) (not available through EQAccess); and

o     change your EQAccess password (not available through TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use EQAccess by visiting our Web site at http://www.equitable.com and clicking on EQAccess. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you are engaged in a market timing strategy. For more information about market timing restrictions, see "Market timing-related transaction requests" below.

(5) MARKET TIMING-RELATED TRANSACTION REQUESTS

You should note that the product is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying mutual fund portfolio. Market timing strategies are disruptive to the underlying mutual fund portfolios in which the variable investment options invest. If we determine that your transfer patterns among the variable investment options reflect a market timing strategy, we reserve the right to take action including, but not limited to: restricting the availability of transfers through telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

(6) BENEFICIARY CONTINUATION OPTION

APPLICABLE TO IRA CONTRACTS

Upon your death under an IRA contract, a beneficiary may generally elect to keep the contract in your name and receive distributions under the contract instead of receiving the death benefit in a single sum. In order to elect this option, the beneficiary must be an individual. Certain trusts with only individual beneficiaries will be treated as individuals. This election must be made within 60 days following the date we receive proof of your death. We will increase the account value to equal

-----
  7
--------------------------------------------------------------------------------

the death benefit if the death benefit is greater than the account value. Except as noted in the next sentence, the beneficiary continuation option will be available on or after May 1, 2000 depending on when we receive regulatory clearance in your state. For Rollover IRA and Flexible Premium IRA contracts, a similar beneficiary continuation option will be available until the beneficiary continuation option described in this prospectus is available. Please contact our processing office for further information.

Under the beneficiary continuation option:

o     The contract continues in your name for the benefit of your beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o The guaranteed minimum income benefit, if applicable, and the death benefit (including the guaranteed minimum death benefit, if applicable) provisions will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply. Any partial withdrawal must be at least $300.

o Upon the death of the beneficiary, any remaining death benefit will be paid in a lump sum to the person the beneficiary chooses.

For Traditional IRA contracts only, if you die AFTER the "Required Beginning Date" for required minimum distributions (see "Tax information"), the contract will continue if:

(a)   You were receiving minimum distribution withdrawals from this contract;
      and

(b) The pattern of minimum distribution withdrawals you chose was based in part on the life of the designated beneficiary.

The withdrawals will then continue to be paid to the beneficiary on the same basis as you chose before your death. We will be able to tell your beneficiary whether this option is available. You should contact our processing office for further information.

For all of the above contracts, if you die BEFORE the Required Beginning Date (and, for a traditional IRA, therefore you were not taking minimum distribution withdrawals under the contract) the beneficiary may choose one of the following two beneficiary continuation options:

1. Payments over life expectancy period. The beneficiary can receive annual minimum distributions based on the beneficiary's life expectancy. If there is more than one beneficiary, the shortest life expectancy is used. These minimum distributions must begin by December 31st of the calendar year following the year of your death. In some situations, a spouse beneficiary who elects to continue the contract in your name under the beneficiary continuation option instead of electing successor owner/annuitant status may also choose to delay beginning the minimum distributions until the December 31st of the calendar year in which you would have turned age 70 1/2.

2. Five Year Rule. The beneficiary can take withdrawals as desired. If the beneficiary does not withdraw the entire account value by the December 31st of the fifth calendar year following your death, we will pay any amounts remaining under the contract to the beneficiary by that date. If you have more than one beneficiary, and one of them elects this option, then all of your beneficiaries will receive this option.

-----
  8
--------------------------------------------------------------------------------

(7) TAX UPDATES APPLICABLE TO NONQUALIFIED CONTRACTS

A recent case permitted an owner to direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

OTHER INFORMATION

Please note that the Treasury Department has the authority to issue guidelines prescribing the circumstances in which your ability to direct your investment to particular portfolios within a separate account may cause you, rather than the insurance company, to be treated as the owner of the portfolio shares attributable to your nonqualified annuity contract. In that case, income and gains attributable to such portfolio shares would be included in your gross income for federal income tax purposes. Under current rules, however, we believe that Equitable Life, and not the owner of a nonqualified annuity contract, would be considered the owner of the portfolio shares.

(8) UNIT VALUES AND THE NUMBER OF UNITS OUTSTANDING FOR EACH INVESTMENT FUND

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except EQ/Alliance Technology which is being offered for the first time on May 1, 2000. The table shows unit values based on the highest charges that would apply to any contract or investment fund to which this supplement relates including the highest charges that would apply to the underlying portfolios. Therefore, if your contract has lower charges than those assumed, your unit values will be higher than those shown. The table also shows the total number of units outstanding for all contracts to which this supplement relates. All variable investment options may not be available in all products. Please refer to your annual statement for the unit values applicable to your contract.

-----
  9
--------------------------------------------------------------------------------



---------------------------------------------------------------
                                                      YEAR
                                                      ENDED
                                                  DEC. 31, 1999
---------------------------------------------------------------
 EQ/AGGRESSIVE STOCK
---------------------------------------------------------------
 Unit value                                           $ 78.30
---------------------------------------------------------------
 Number of units outstanding (000s)                     1,984
---------------------------------------------------------------
 ALLIANCE COMMON STOCK
---------------------------------------------------------------
 Unit value                                           $275.01
---------------------------------------------------------------
 Number of units outstanding (000s)                     3,559
---------------------------------------------------------------
 ALLIANCE CONSERVATIVE INVESTORS
---------------------------------------------------------------
 Unit value                                           $ 22.38
---------------------------------------------------------------
 Number of units outstanding (000s)                     4,272
---------------------------------------------------------------
 ALLIANCE EQUITY INDEX
---------------------------------------------------------------
 Unit value                                           $ 31.67
---------------------------------------------------------------
 Number of units outstanding (000s)                        27
---------------------------------------------------------------
 ALLIANCE GLOBAL
---------------------------------------------------------------
 Unit value                                           $ 43.04
---------------------------------------------------------------
 Number of units outstanding (000s)                     3,077
---------------------------------------------------------------
 ALLIANCE GROWTH & INCOME
---------------------------------------------------------------
 Unit value                                           $ 24.13
---------------------------------------------------------------
 Number of units outstanding (000s)                    13,474
---------------------------------------------------------------
 ALLIANCE GROWTH INVESTORS
---------------------------------------------------------------
 Unit value                                           $ 42.29
---------------------------------------------------------------
 Number of units outstanding (000s)                     5,355
---------------------------------------------------------------
 ALLIANCE HIGH YIELD
---------------------------------------------------------------
 Unit value                                           $ 25.73
---------------------------------------------------------------
 Number of units outstanding (000s)                     2,736
---------------------------------------------------------------
 ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
---------------------------------------------------------------
 Unit value                                           $ 14.70
---------------------------------------------------------------
 Number of units outstanding (000s)                     3,439
---------------------------------------------------------------
 ALLIANCE INTERNATIONAL
---------------------------------------------------------------
 Unit value                                           $ 16.61
---------------------------------------------------------------
 Number of units outstanding (000s)                     1,898
---------------------------------------------------------------
 ALLIANCE MONEY MARKET
---------------------------------------------------------------
 Unit value                                           $ 25.55
---------------------------------------------------------------
 Number of units outstanding (000s)                     6,544
---------------------------------------------------------------
 EQ/ALLIANCE PREMIER GROWTH
---------------------------------------------------------------
 Unit value                                           $ 11.77
---------------------------------------------------------------
 Number of units outstanding (000s)                      9,209
---------------------------------------------------------------
 ALLIANCE SMALL CAP GROWTH
---------------------------------------------------------------
 Unit value                                           $ 14.78
---------------------------------------------------------------
 Number of units outstanding (000s)                     3,248
---------------------------------------------------------------

-----
 10
--------------------------------------------------------------------------------



--------------------------------------------------------
                                              YEAR
                                              ENDED
                                          DEC. 31, 1999
--------------------------------------------------------
 BT EQUITY 500 INDEX
--------------------------------------------------------
 Unit value                                   $ 14.58
--------------------------------------------------------
 Number of units outstanding (000s)            12,103
--------------------------------------------------------
 BT INTERNATIONAL EQUITY INDEX
--------------------------------------------------------
 Unit value                                   $ 14.82
--------------------------------------------------------
 Number of units outstanding (000s)             1,060
--------------------------------------------------------
 BT SMALL COMPANY INDEX
--------------------------------------------------------
 Unit value                                   $ 11.42
--------------------------------------------------------
 Number of units outstanding (000s)             1,113
--------------------------------------------------------
 CAPITAL GUARDIAN RESEARCH
--------------------------------------------------------
 Unit value                                   $ 10.60
--------------------------------------------------------
 Number of units outstanding (000s)               104
--------------------------------------------------------
 CAPITAL GUARDIAN U.S. EQUITY
--------------------------------------------------------
 Unit value                                   $ 10.26
--------------------------------------------------------
 Number of units outstanding (000s)               166
--------------------------------------------------------
 EQ/EVERGREEN
--------------------------------------------------------
 Unit value                                   $ 10.80
--------------------------------------------------------
 Number of units outstanding (000s)               190
--------------------------------------------------------
 EQ/EVERGREEN FOUNDATION
--------------------------------------------------------
 Unit value                                   $ 10.56
--------------------------------------------------------
 Number of units outstanding (000s)               209
--------------------------------------------------------
 MFS EMERGING GROWTH COMPANIES
--------------------------------------------------------
 Unit value                                   $ 27.40
--------------------------------------------------------
 Number of units outstanding (000s)             9,926
--------------------------------------------------------
 MFS GROWTH WITH INCOME
--------------------------------------------------------
 Unit value                                   $ 10.70
--------------------------------------------------------
 Number of units outstanding (000s)               726
--------------------------------------------------------
 MFS RESEARCH
--------------------------------------------------------
 Unit value                                   $ 16.99
--------------------------------------------------------
 Number of units outstanding (000s)             5,474
--------------------------------------------------------
 MERCURY BASIC VALUE EQUITY
--------------------------------------------------------
 Unit value                                   $ 14.88
--------------------------------------------------------
 Number of units outstanding (000s)             4,892
--------------------------------------------------------
 MERCURY WORLD STRATEGY
--------------------------------------------------------
 Unit value                                   $ 13.00
--------------------------------------------------------
 Number of units outstanding (000s)               627
--------------------------------------------------------

-----
 11
--------------------------------------------------------------------------------



------------------------------------------------------------
                                                  YEAR
                                                  ENDED
                                              DEC. 31, 1999
------------------------------------------------------------
 MORGAN STANLEY EMERGING MARKETS EQUITY
------------------------------------------------------------
 Unit value                                       $ 10.97
------------------------------------------------------------
 Number of units outstanding (000s)                 2,188
------------------------------------------------------------
 EQ/PUTNAM BALANCED
------------------------------------------------------------
 Unit value                                       $ 12.27
------------------------------------------------------------
 Number of units outstanding (000s)                 4,222
------------------------------------------------------------
 EQ/PUTNAM GROWTH & INCOME VALUE
------------------------------------------------------------
 Unit value                                       $ 12.39
------------------------------------------------------------
 Number of units outstanding (000s)                 4,268
------------------------------------------------------------
 T. ROWE PRICE EQUITY INCOME
------------------------------------------------------------
 Unit value                                       $ 13.21
------------------------------------------------------------
 Number of units outstanding (000s)                 5,083
------------------------------------------------------------
 T. ROWE PRICE INTERNATIONAL STOCK
------------------------------------------------------------
 Unit value                                       $ 14.15
------------------------------------------------------------
 Number of units outstanding (000s)                 3,348
------------------------------------------------------------
 WARBURG PINCUS SMALL COMPANY VALUE
------------------------------------------------------------
 Unit value                                       $ 10.45
------------------------------------------------------------
 Number of units outstanding (000s)                 3,250
------------------------------------------------------------


(9) UPDATED INFORMATION ON EQUITABLE LIFE

We are The Equitable Life Assurance Society of the United States ("Equitable Life"), a New York stock life insurance corporation. We have been doing business since 1859. Equitable Life is a subsidiary of AXA Financial, Inc. (previously, The Equitable Companies Incorporated). The majority shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As a majority shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $462.7 billion in assets as of December 31, 1999. For over 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION

The following information is intended to clarify the Variable Immediate Annuity payout options that may be available through your contract.

-----
 12
--------------------------------------------------------------------------------

YOUR ANNUITY PAYOUT OPTIONS

You can choose from among the following Variable Immediate Annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue.

-----------------------------------------------------------------------------------------
Variable Immediate Annuity payout options     Life annuity (not available in New York)
                                              Life annuity with period certain
-----------------------------------------------------------------------------------------

Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contract that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

The life annuity and life annuity with period certain, are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variables annuities may be funded through your choice of available variable investment options investing in portfolios of EQ Advisors Trust. The contract also offers a fixed annuity option that can be elected in combination with the variable annuity payout options. The amount of each variable annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


The amount applied to purchase a Variable Immediate Annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any applicable withdrawal charges or market value adjustments. If applicable to your contract, amounts in a fixed maturity option are used to purchase any annuity payout option, prior to the maturity date, a market value adjustment will apply. No withdrawal charge is imposed if you select a life annuity or life annuity with period certain.

 THE EQUITABLE LIFE ASSURANCE SOCIETY
OF THE UNITED STATES
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104


EQUITABLE ACCUMULATOR SELECT(SM)
A combination variable and
fixed deferred annuity contract


STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2000

--------------------------------------------------------------------------------


This statement of additional information ("SAI") is not a prospectus. It should be read in conjunction with the related Equitable Accumulator Select prospectus, dated May 1, 2000. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options, that fund the contracts. Each variable investment option is a subaccount of Equitable Life's Separate Account No. 45. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.



TABLE OF CONTENTS


Unit Values                                                2
Custodian and Independent Accountants                      2
Yield Information for the Alliance Money Market Option,    2
   Alliance High Yield Option, and Alliance
   Intermediate Government Securities Option
Financial Statements                                       4














   Copyright 2000. The Equitable Life Assurance Society of the United States.
          All rights reserved. Accumulator Select is a service mark of The Equitable Life Assurance Society of the United States.



IM-99-01 SAI (10/99)

2
--------------------------------------------------------------------------------

UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Equitable Accumulator Select.


The unit value for a variable investment option for any valuation period is equal to: (1) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:


     (a/b) - c


where:


(a) is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by EQ Advisors Trust.


(b) is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)


(c) is the daily mortality and expense risks charge, administrative charge, and distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.60%.


ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES
To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).


If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.


CUSTODIAN AND INDEPENDENT ACCOUNTANTS

Equitable Life is the custodian for the shares of EQ Advisors Trust owned by Separate Account No. 45.



The financial statements of Separate Account No. 45 as at December 31, 1999 and for the periods ended December 31, 1999 and 1998, and the consolidated financial statements of Equitable Life as at December 31, 1999 and 1998 and for each of the three years ended December 31, 1999 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


YIELD INFORMATION FOR THE ALLIANCE MONEY
MARKET OPTION, ALLIANCE HIGH YIELD OPTION,
AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES OPTION

ALLIANCE MONEY MARKET OPTION
The Alliance Money Market option calculates yield information for seven-day periods. The seven-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the seven-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.

                                                                              3
--------------------------------------------------------------------------------
Unit values reflect all other accrued expenses of the Alliance Money Market option but do not reflect the optional benefit charge or charges for applicable taxes such as state or local premium taxes. Under the Alliance Money Market special dollar cost averaging program, unit values also do not reflect the mortality and expense risks charge, the administrative charge and the distribution charge.


The adjusted net change is divided by the unit value at the beginning of the period to obtain what is called the adjusted base period rate of return. This seven-day adjusted base period return is then multiplied by 365/7 to produce an annualized seven-day current yield figure carried to the nearest one-hundredth of one percent.


The effective yield is obtained by modifying the current yield to take into account the compounding nature of the Alliance Money Market option's investments, as follows: the unannualized adjusted base period return is compounded by adding one to the adjusted base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, i.e., effective yield = (base period return + 1)[superscript: 365/7] - 1. The Alliance Money Market option yields will fluctuate daily. Accordingly, yields for any given period do not necessarily represent future results. In addition, the value of units of the Alliance Money Market option will fluctuate and not remain constant.


ALLIANCE HIGH YIELD OPTION AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
OPTION
The Alliance High Yield option and Alliance Intermediate Government Securities option calculate yield information for 30-day periods. The 30-day current yield calculation is based on a hypothetical contract with one unit at the beginning of the period. To determine the 30-day rate of return, the net change in the unit value is computed by subtracting the unit value at the beginning of the period from a unit value, exclusive of capital changes, at the end of the period.


Unit values reflect all other accrued expenses of the Alliance High Yield option and Alliance Intermediate Government Securities option but do not reflect the optional benefit charge or charges for applicable taxes such as state or local premium taxes.


The adjusted net change is divided by the unit value at the beginning of the period to obtain the adjusted base period rate of return. This 30-day adjusted base period return is then multiplied by 365/30 to produce an annualized 30-day current yield figure carried to the nearest one-hundredth of one percent.


The yields for the Alliance High Yield option and Alliance Intermediate Government Securities option will fluctuate daily. Accordingly, the yields for any given period do not necessarily represent future results. In addition, the value of units of the Alliance High Yield option and Alliance Intermediate Government Securities option will fluctuate and not remain constant.


ALLIANCE MONEY MARKET OPTION, ALLIANCE HIGH YIELD OPTION, AND ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES OPTION YIELD INFORMATION
The yields for the Money Market option, Alliance High Yield option, and Alliance Intermediate Government Securities option reflect charges that are not normally reflected in the yields of other investments. Therefore, they may be lower when compared with yields of other investments. The yields for the Alliance Money Market option, Alliance High Yield option, and Alliance Intermediate Government Securities option should not be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the fixed maturity options. Nor should the yields be compared to the yields of money market options made available to the general public.



The seven-day current yield for the Alliance Money Market option was 3.48% for the period ended December 31, 1999. The effective yield for that period was 3.54%.


The effective yields for the Alliance High Yield option and the Alliance Intermediate Government Securities option were 12.05% and 4.14%, respectively, for the 30-day period ended December 31, 1999.

4
--------------------------------------------------------------------------------


Because the above yields reflect the deduction of variable investment option expenses, they are lower than the corresponding yield figures for the Alliance Money Market and Alliance High Yield portfolios, which reflect only the deduction of EQ Advisors Trust-level expenses.


FINANCIAL STATEMENTS

The consolidated financial statements of Equitable Life included herein should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the contracts.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45


INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants..............................................................   FS-2
Financial Statements:
    Statements of Assets and Liabilities, December 31, 1999....................................   FS-3
    Statements of Operations for the Year Ended December 31, 1999..............................   FS-7
    Statements of Changes in Net Assets for the Years Ended December 31, 1999 and 1998.........  FS-11
    Notes to Financial Statements..............................................................  FS-18


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Accountants..............................................................    F-1
Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 1999 and 1998....................................    F-2
    Consolidated Statements of Earnings, Years Ended December 31, 1999, 1998 and 1997..........    F-3
    Consolidated Statements of Shareholder's Equity and Comprehensive Income,
      Years Ended December 31, 1999, 1998 and 1997. ...........................................    F-4
    Consolidated Statements of Cash Flows, Years Ended December 31, 1999, 1998 and 1997........    F-5
    Notes to Consolidated Financial Statements.................................................    F-6


                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Equitable Life Assurance Society of the United States and Contractowners of Separate Account No. 45 of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the following Variable Investment Options: Alliance Intermediate Government Securities, Alliance Money Market, Alliance High Yield, Alliance Common Stock, Alliance Growth and Income, EQ/Alliance Premier Growth, BT Equity 500 Index, Capital Guardian Research, Alliance International, BT International Equity Index, Morgan Stanley Emerging Markets Equity, T.Rowe Price International Stock, Alliance Aggressive Stock, Alliance Small Cap Growth, BT Small Company Index, EQ/Evergreen, Capital Guardian US Equity, MFS Growth with Income, Alliance Equity Index, MFS Research, Merrill Lynch Basic Value Equity, EQ/Putnam Growth and Income Value, T. Rowe Price Equity Income, Alliance Global, MFS Emerging Growth Companies, Warburg Pincus Small Company Value, Alliance Conservative Investors, Alliance Growth Investors, EQ/Evergreen Foundation, Merrill Lynch World Strategy, EQ/Putnam Balanced ("EQ Advisors Trust Variable Investment Options"), separate Variable Investment Options of The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 at December 31, 1999 and the results of each of their operations and changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The EQ Advisors Trust at December 31, 1999 with the transfer agent, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


                                                            FIXED INCOME OPTIONS:                  EQUITY OPTIONS:
                                                  --------------------------------------------- --------------------------------
                                                    ALLIANCE
                                                    INTERMEDIATE    ALLIANCE        ALLIANCE        ALLIANCE        ALLIANCE
                                                    GOVERNMENT       MONEY           HIGH            COMMON         GROWTH &
                                                    SECURITIES       MARKET          YIELD           STOCK           INCOME
                                                   -------------   ------------   -----------    --------------    ------------
ASSETS
Investments in shares of the Trust--
   at market value (Note 1)
   Cost:   $  54,629,401........................   $52,083,343
             185,467,784........................                   $180,043,811
              93,148,724........................                                  $73,612,175
             975,117,265........................                                                 $1,071,287,920
             306,445,038........................                                                                   $333,288,914
              99,821,498........................
             153,785,719........................
               7,712,970........................
               6,361,219........................
Receivable for Trust shares sold................            --               --        21,336                --              --
Receivable for policy-related transactions......        52,597          919,756       304,976            12,908              --

                                                   -----------     ------------   -----------    --------------    ------------
   Total Assets.................................    52,135,940      180,963,567    73,938,487     1,071,300,828     333,288,914
                                                   -----------     ------------   -----------    --------------    ------------
LIABILITIES
Payable for Trust shares purchased..............        79,201          795,363            --            18,018         286,509
Payable for policy-related transactions.........            --               --            --            35,000          41,437

                                                   -----------     ------------   -----------    --------------    ------------
   Total Liabilities............................        79,201          795,363            --            53,018         327,946
                                                   -----------     ------------   -----------    --------------    ------------
NET ASSETS......................................   $52,056,739     $180,168,204   $73,938,487    $1,071,247,810    $332,960,968
                                                   ===========     =============  ============   ===============   ============
Amount retained by Equitable Life in Separate
    Account No. 45 (Note 5).....................   $     7,967     $        465   $   351,326    $       44,048    $     37,056
Net Assets Attributable to Contractowners.......    52,048,772      180,167,739    73,587,161     1,071,203,762     332,923,912
                                                   -----------     ------------   -----------    --------------    ------------

NET ASSETS .....................................   $52,056,739     $180,168,204   $73,938,487    $1,071,247,810    $332,960,968
                                                   ===========     =============  ============   ===============   ============

                                                                         EQUITY OPTIONS:
                                                   -------------------------------------------------------------
                                                    EQ/ALLIANCE                        CAPITAL        CAPITAL
                                                      PREMIER         BT EQUITY        GUARDIAN       GUARDIAN
                                                      GROWTH          500 INDEX        RESEARCH      U.S. EQUITY
                                                   --------------   --------------   ------------   ------------
ASSETS
Investments in shares of the Trust--
   at market value (Note 1)

   Cost:    $  54,629,401.......................
              185,467,784.......................
               93,148,724.......................
              975,117,265.......................
              306,445,038.......................
               99,821,498.......................    $112,578,002
              153,785,719.......................                     $177,492,170
                7,712,970.......................                                      $8,222,221
                6,361,219.......................                                                     $6,572,886
Receivable for Trust shares sold................              --               --             --             --
Receivable for policy-related transactions......         731,987          657,689             --             --
                                                    ------------     ------------     ----------     ----------
   Total Assets.................................     113,309,989      178,149,859      8,222,221      6,572,886
                                                    ------------     ------------     ----------     ----------
LIABILITIES
Payable for Trust shares purchased..............         731,985          650,509             --             --
Payable for policy-related transactions.........              --               --             --             --
                                                    ------------     ------------     ----------     ----------
   Total Liabilities............................         731,985          650,509             --             --
                                                    ------------     ------------     ----------     ----------
NET ASSETS......................................    $112,578,004     $177,499,350     $8,222,221     $6,572,886
                                                    ============     ============     ==========     ==========
Amount retained by Equitable Life in Separate
    Account No. 45 (Note 5).....................    $  3,982,622     $     43,417     $7,114,746     $4,868,638
Net Assets Attributable to Contractowners.......     108,595,382      177,455,933      1,107,475      1,704,248
                                                    ------------     ------------     ----------     ----------
NET ASSETS .....................................    $112,578,004     $177,499,350     $8,222,221     $6,572,886
                                                    ============     ============     ==========     ==========
----------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1999

                                                                                  EQUITY OPTIONS (CONTINUED):
                                                              -----------------------------------------------------------
                                                                                                               MERRILL
                                                               MFS GROWTH      ALLIANCE                         LYNCH
                                                                  WITH          EQUITY           MFS         BASIC VALUE
                                                                 INCOME         INDEX         RESEARCH         EQUITY
                                                              ------------     ---------    -------------   -------------
ASSETS
Investments in shares of the Trust--
  at market value (Note 1)
  Cost:    $   7,442,540....................................  $7,793,239
                 792,982....................................                  $871,070
              73,891,502....................................                                $93,835,442
              70,131,938....................................                                                $73,450,023
              56,783,298....................................
              68,438,727....................................
             118,717,764....................................
              30,041,879....................................
Receivable for Trust shares purchased.......................          --            --               --              --
Receivable for policy-related transactions..................     154,787            --          112,898         273,725
                                                              ----------      --------      -----------     -----------
   Total Assets.............................................   7,948,026       871,070       93,948,340      73,723,748
                                                              ----------      --------      -----------     -----------
LIABILITIES
Payable for Trust shares sold...............................     109,503           410          112,924         273,765
Payable for policy-related transactions.....................          --         4,639               --              --
                                                              ----------      --------      -----------     -----------
   Total Liabilities........................................     109,503         5,049          112,924         273,765
                                                              ----------      --------      -----------     -----------
NET ASSETS..................................................  $7,838,523      $866,021      $93,835,416     $73,449,983
                                                              ==========      ========      ===========     ===========
Amount retained by Equitable Life in Separate
   Account No. 45 (Note 5)..................................  $   48,686      $  6,874      $    19,276     $    16,329
Net Assets Attributable to Contractowners...................   7,789,837       859,147       93,816,140      73,433,654
                                                              ----------      --------      -----------     -----------
NET ASSETS..................................................  $7,838,523      $866,021      $93,835,416     $73,449,983
                                                              ==========      ========      ===========     ===========


                                                                                   EQUITY OPTIONS (CONTINUED):
                                                              -------------------------------------------------------------
                                                               EQ/PUTNAM     T.ROWE PRICE
                                                                GROWTH &        EQUITY          ALLIANCE        ALLIANCE
                                                              INCOME VALUE      INCOME           GLOBAL       INTERNATIONAL
                                                              -------------  ------------    --------------  --------------
ASSETS
Investments in shares of the Trust--
  at market value (Note 1)

  Cost:    $   7,442,540....................................
                 792,982....................................
              73,891,502....................................
              70,131,938....................................
              56,783,298....................................  $53,392,932
              68,438,727....................................                 $67,843,122
             118,717,764....................................                                 $138,740,959
              30,041,879....................................                                                  $32,246,243
Receivable for Trust shares purchased.......................           --             --               --              --
Receivable for policy-related transactions..................       51,019         23,494          212,928         132,589
                                                              -----------    -----------     ------------     -----------
   Total Assets.............................................   53,443,951     67,866,616      138,953,887      32,378,832
                                                              -----------    -----------     ------------     -----------
LIABILITIES

Payable for Trust shares sold...............................       51,012         23,490          217,966         140,836
Payable for policy-related transactions.....................           --             --               --              --
                                                              -----------    -----------     ------------     -----------
   Total Liabilities........................................       51,012         23,490          217,966         140,836
                                                              -----------    -----------     ------------     -----------
NET ASSETS..................................................  $53,392,939    $67,843,126     $138,735,921     $32,237,996
                                                              ===========    ===========     ============     ===========
Amount retained by Equitable Life in Separate
   Account No. 45 (Note 5)..................................  $    15,982    $    26,982     $     12,924     $    39,034
Net Assets Attributable to Contractowners...................   53,376,957     67,816,144      138,722,997      32,198,962
                                                              -----------    -----------     ------------     -----------
NET ASSETS..................................................  $53,392,939    $67,843,126     $138,735,921     $32,237,996
                                                              ===========    ===========     ============     ===========


----------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1999


                                                                                EQUITY OPTIONS (CONCLUDED):
                                                        ------------------------------------------------------------------------
                                                                          MORGAN
                                                                          STANLEY        T. ROWE
                                                             BT           EMERGING        PRICE          ALLIANCE      ALLIANCE
                                                        INTERNATIONAL     MARKETS     INTERNATIONAL     AGGRESSIVE     SMALL CAP
                                                        EQUITY INDEX      EQUITY          STOCK           STOCK         GROWTH
                                                        -------------  -------------  -------------  --------------  ------------
ASSETS
Investments in shares of the Trust--
  at market value (Note 1)
  Cost:    $  12,911,236..............................   $15,807,538
              18,306,823..............................                  $24,224,423
              38,196,091..............................                                 $47,858,094
             157,132,560..............................                                                $164,784,710
              39,247,937..............................                                                               $48,517,062
              11,414,013..............................
               1,982,222..............................
             165,464,511..............................
              36,314,015..............................
Receivable for Trust shares sold......................            --             --             --             310            --
Receivable for policy-related transactions............        66,375         67,210         79,363              --        14,053
                                                         -----------    -----------    -----------    ------------   -----------
   Total Assets.......................................    15,873,913     24,291,633     47,937,457     164,785,020    48,531,115
                                                         -----------    -----------    -----------    ------------   -----------
LIABILITIES
Payable for Trust shares purchased....................        66,343         68,226         79,362              --        18,806
Payable for policy-related transactions...............            --             --             --           7,699            --
                                                         -----------    -----------    -----------    ------------   -----------
   Total Liabilities..................................        66,343         68,226         79,362           7,699        18,806
                                                         -----------    -----------    -----------    ------------   -----------
NET ASSETS............................................   $15,807,570    $24,223,407    $47,858,095    $164,777,321   $48,512,309
                                                         ===========    ===========    ===========    ============   ===========
Amount retained by Equitable Life in Separate
   Account No. 45 (Note 5)............................   $    11,258    $    30,884    $    34,373    $     21,754   $    17,133
Net Assets Attributable to Contractowners.............    15,796,312     24,192,523     47,823,722     164,755,567    48,495,176
                                                         -----------    -----------    -----------    ------------   -----------
NET ASSETS ...........................................   $15,807,570    $24,223,407    $47,858,095    $164,777,321   $48,512,309
                                                         ===========    ===========    ===========    ============   ===========


                                                                               EQUITY OPTIONS (CONCLUDED):
                                                             ---------------------------------------------------------

                                                                                                           WARBURG
                                                               BT SMALL                   MFS EMERGING   PINCUS SMALL
                                                               COMPANY                       GROWTH        COMPANY
                                                                INDEX      EQ/EVERGREEN    COMPANIES        VALUE
                                                             -----------   ------------  --------------  ------------
ASSETS
Investments in shares of the Trust--
  at market value (Note 1)
  Cost:    $  12,911,236.................................
              18,306,823.................................
              38,196,091.................................
             157,132,560.................................
              39,247,937.................................
              11,414,013.................................    $12,800,198
               1,982,222.................................                   $2,062,700
             165,464,511.................................                                 $274,311,577
              36,314,015.................................                                                 $34,356,133
Receivable for Trust shares sold.........................             --            --              --         44,119
Receivable for policy-related transactions...............          7,852        46,793         508,158             --
                                                             -----------    ----------    ------------    -----------
   Total Assets..........................................     12,808,050     2,109,493     274,819,735     34,400,252
                                                             -----------    ----------    ------------    -----------
LIABILITIES
Payable for Trust shares purchased.......................          7,852        43,374         543,340             --
Payable for policy-related transactions..................             --            --              --         44,117
                                                             -----------    ----------    ------------    -----------
   Total Liabilities.....................................          7,852        43,374         543,340         44,117
                                                             -----------    ----------    ------------    -----------
NET ASSETS...............................................    $12,800,198    $2,066,119    $274,276,395    $34,356,135
                                                             ===========    ==========    ============    ===========
Amount retained by Equitable Life in Separate
   Account No. 45 (Note 5)...............................    $     8,874    $    3,894    $     22,369    $    25,801
Net Assets Attributable to Contractowners................     12,791,324     2,062,225     274,254,026     34,330,334
                                                             -----------    ----------    ------------    -----------
NET ASSETS ..............................................    $12,800,198    $2,066,119    $274,276,395    $34,356,135
                                                             ===========    ==========    ============    ===========

----------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)
DECEMBER 31, 1999

                                                                              ASSET ALLOCATION OPTIONS:
                                                    --------------------------------------------------------------------------
                                                                                                    MERRILL
                                                      ALLIANCE        ALLIANCE                       LYNCH
                                                    CONSERVATIVE       GROWTH       EQ/EVERGREEN     WORLD        EQ/PUTNAM
                                                     INVESTORS        INVESTORS      FOUNDATION     STRATEGY       BALANCED
                                                    ------------   --------------  ------------   ------------   -------------
ASSETS
Investments in shares of the Trust--
  at market value (Note 1)
  Cost:    $  98,868,230..........................  $99,261,412
             210,262,385..........................                  $235,403,798
               2,112,191..........................                                  $2,213,065
               7,303,210..........................                                                 $8,233,917
              54,870,271..........................                                                                $52,255,237
Receivable for Trust shares sold..................       20,968               --            --             --          37,010
Receivable for policy-related transactions........           --          255,496         7,162          8,307              --
                                                    -----------     ------------    ----------     ----------     -----------
   Total Assets...................................   99,282,380      235,659,294     2,220,227      8,242,224      52,292,247
                                                    -----------     ------------    ----------     ----------     -----------
LIABILITIES
Payable for Trust shares purchased................           --          296,750         3,000          8,307              --
Payable for policy-related transactions...........      275,204               --            --             --          37,025
                                                    -----------     ------------    ----------     ----------     -----------
   Total Liabilities..............................      275,204          296,750         3,000          8,307          37,025
                                                    -----------     ------------    ----------     ----------     -----------
NET ASSETS........................................  $99,007,176     $235,362,544    $2,217,227     $8,233,917     $52,255,222
                                                    ===========     ============    ==========     ==========     ===========
Amount retained by Equitable Life in
   Separate Account No. 45 (Note 5)...............  $    42,535     $     17,096    $    5,528     $    7,713     $    20,563
Net Assets Attributable to Contractowners.........   98,964,641      235,345,448     2,211,699      8,226,204      52,234,659
                                                    -----------     ------------    ----------     ----------     -----------
NET ASSETS........................................  $99,007,176     $235,362,544    $2,217,227     $8,233,917     $52,255,222
                                                    ===========     ============    ==========     ==========     ===========

----------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                               FIXED INCOME OPTIONS:                         EQUITY OPTIONS:
                                                    ---------------------------------------------   ------------------------------
                                                      ALLIANCE
                                                    INTERMEDIATE       ALLIANCE        ALLIANCE         ALLIANCE         ALLIANCE
                                                     GOVERNMENT         MONEY           HIGH             COMMON          GROWTH &
                                                     SECURITIES         MARKET          YIELD            STOCK            INCOME
                                                    ------------     ------------  --------------    --------------   ------------
INCOME AND EXPENSES:
     Investment Income (Note 2):
       Dividends from the Trust ................    $ 2,616,550      $ 7,687,298   $  8,487,278     $  5,035,909     $   559,087
     Expenses (Note 3):
       Asset-based charges......................        605,550        1,601,521        903,860       10,299,676       3,140,296
                                                    ------------     -----------   ------------     ------------     -----------
NET INVESTMENT INCOME (LOSS)....................      2,011,000        6,085,777      7,583,418       (5,263,767)     (2,581,209)
                                                    ------------     -----------   ------------     ------------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
    Realized gain (loss) on investments.........         50,287        4,648,024     (2,588,622)      14,473,126       2,496,243
    Realized gain distribution from the Trust ..             --            5,705         75,368      141,440,093      29,839,709
                                                    ------------     -----------   -------------    ------------     -----------
NET REALIZED GAIN (LOSS)........................         50,287        4,653,729     (2,513,254)     155,913,219      32,335,952
                                                    ------------     -----------   -------------    ------------     -----------
    Unrealized appreciation (depreciation) on
      investments:
    Beginning of period.........................         98,656         (614,914)   (10,917,712)      59,099,124      15,241,041
    End of period...............................     (2,546,058)      (5,423,973)   (19,536,549)      96,170,655      26,843,876
                                                    ------------     -----------   -------------    ------------     -----------
    Change in unrealized appreciation
      (depreciation) during the period..........     (2,644,714)      (4,809,059)    (8,618,837)      37,071,531      11,602,835
                                                    ------------     -----------   -------------    ------------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS..................................     (2,594,427)        (155,330)   (11,132,091)     192,984,750      43,938,787
                                                    ------------     -----------   -------------    ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..............................    $  (583,427)     $ 5,930,447   $ (3,548,673)    $187,720,983     $41,357,578
                                                    ============     ==========    ============     ============     ===========



                                                                     EQUITY OPTIONS:
                                                        --------------------------------------------
                                                         EQ/ALLIANCE                      CAPITAL
                                                          PREMIER         BT EQUITY      GUARDIAN
                                                         GROWTH (A)       500 INDEX     RESEARCH (A)
                                                        -------------   ------------   -------------
INCOME AND EXPENSES:
     Investment Income (Note 2):
       Dividends from the Trust ................         $    68,711    $   944,171      $ 14,667
     Expenses (Note 3):
       Asset-based charges......................             374,654      1,522,042         2,635
                                                         -----------    -----------      --------
NET INVESTMENT INCOME (LOSS)....................            (305,943)      (577,871)       12,032
                                                         -----------    -----------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
    Realized gain (loss) on investments.........              84,572      3,367,774         1,304
    Realized gain distribution from the Trust...             240,487        461,186            --
                                                         -----------    -----------      --------
NET REALIZED GAIN (LOSS)........................             325,059      3,828,960         1,304
                                                         -----------    -----------      --------
    Unrealized appreciation (depreciation) on
      investments:
    Beginning of period.........................                  --      5,380,743            --
    End of period...............................          12,756,504     23,706,451       509,251
                                                         -----------    -----------      --------
    Change in unrealized appreciation
      (depreciation) during the period..........          12,756,504     18,325,708       509,251
                                                         -----------    -----------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS..................................          13,081,563     22,154,668       510,555
                                                         -----------    -----------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..............................         $12,775,620    $21,576,797      $522,587
                                                         ===========    ===========      ========

----------------------
See Notes to Financial Statements.
(a) Commenced operations on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                     EQUITY OPTIONS (CONTINUED):
                                                       --------------------------------------------------------------------------
                                                                            MFS                                        MERRILL
                                                          CAPITAL         GROWTH       ALLIANCE                         LYNCH
                                                          GUARDIAN         WITH         EQUITY          MFS          BASIC VALUE
                                                       U.S. EQUITY (B)  INCOME (A)      INDEX         RESEARCH         EQUITY
                                                       ---------------  ----------    ----------    -------------   ------------
INCOME AND EXPENSES:
     Investment Income (Note 2):
       Dividends from the Trust...................        $ 44,048       $ 24,542      $  7,281      $   101,145     $  870,154
     Expenses (Note 3):
       Asset-based charges........................           5,420         38,598       338,763          915,689        701,152
                                                          --------       --------      --------      -----------     ----------
NET INVESTMENT INCOME (LOSS)......................          38,628        (14,056)       (1,472)        (814,544)       169,002
                                                          --------       --------      --------      -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
    Realized gain (loss) on investments...........          39,055         10,928       119,805          871,829        473,574
    Realized gain distribution from the Trust.....              --             --         5,996        2,080,105      3,651,717
                                                          --------       --------      --------      -----------     ----------
NET REALIZED GAIN (LOSS)..........................          39,055         10,928       125,801        2,951,934      4,125,291
                                                          --------       --------      --------      -----------     ----------
    Unrealized appreciation (depreciation) on
     investments:
    Beginning of period...........................              --             --        62,022        6,227,420         (1,617)
    End of period.................................         211,667        350,699        78,088       19,943,940      3,318,085
                                                          --------       --------      --------      -----------     ----------
    Change in unrealized appreciation
      (depreciation) during the period............         211,667        350,699        16,066       13,716,520      3,319,702
                                                          --------       --------      --------      -----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS..................................         250,722        361,627       141,867       16,668,454      7,444,993
                                                          --------       --------      --------      -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................        $289,350       $347,571      $140,395      $15,853,910     $7,613,995
                                                          ========       ========      ========      ===========     ==========


                                                                 EQUITY OPTIONS (CONTINUED):
                                                       ---------------------------------------------
                                                                         T. ROWE
                                                        EQ/PUTNAM         PRICE
                                                         GROWTH &         EQUITY          ALLIANCE
                                                       INCOME VALUE       INCOME           GLOBAL
                                                       ------------    ------------    -------------
INCOME AND EXPENSES:
     Investment Income (Note 2):
       Dividends from the Trust...................     $   689,465     $ 1,289,081      $    32,045
     Expenses (Note 3):
       Asset-based charges........................         628,698         784,524        1,089,694
                                                       -----------     -----------      -----------
NET INVESTMENT INCOME (LOSS)......................          60,767         504,557       (1,057,649)
                                                       -----------     -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
    Realized gain (loss) on investments...........         481,994         410,548        8,982,303
    Realized gain distribution from the Trust.....       3,714,072       2,685,098        7,740,724
                                                       -----------     -----------      -----------
NET REALIZED GAIN (LOSS)..........................       4,196,066       3,095,646       16,723,027
                                                       -----------     -----------      -----------
    Unrealized appreciation (depreciation) on
      investments:
    Beginning of period...........................       2,827,237       2,000,241        4,239,304
    End of period.................................      (3,390,366)       (595,605)      20,023,195
                                                       -----------     -----------      -----------
    Change in unrealized appreciation
      (depreciation) during the period............      (6,217,603)     (2,595,846)      15,783,891
                                                       -----------     -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS..................................      (2,021,537)        499,800       32,506,918
                                                       -----------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS...............................     $(1,960,770)    $ 1,004,357      $31,449,269
                                                       ===========     ===========      ===========

----------------------
See Notes to Financial Statements.
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                              EQUITY OPTIONS (CONTINUED):
                                                    ---------------------------------------------------------------------------
                                                                       BT           MORGAN
                                                                     INTER-         STANLEY          T. ROWE
                                                     ALLIANCE       NATIONAL       EMERGING           PRICE           ALLIANCE
                                                      INTER-         EQUITY         MARKETS        INTERNATIONAL     AGGRESSIVE
                                                     NATIONAL         INDEX         EQUITY            STOCK            STOCK
                                                    ------------   ------------  -------------     -------------   -------------
INCOME AND EXPENSES:
     Investment Income (Note 2):
       Dividends from the Trust.................     $       --     $  116,996    $        --      $   164,000      $   321,954
     Expenses (Note 3):
       Asset-based charges......................        258,070        128,538        121,305          419,999        1,752,289
                                                     ----------     ----------    -----------      -----------     ------------
NET INVESTMENT INCOME (LOSS)....................       (258,070)       (11,542)      (121,305)        (255,999)      (1,430,335)
                                                     ----------     ----------    -----------      -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
    Realized gain (loss) on investments.........      6,714,207        169,052      1,356,768        2,149,623       (2,430,108)
    Realized gain distribution from the Trust...        496,555        115,208        230,820          462,419        9,694,373
                                                     ----------     ----------    -----------      -----------     ------------
NET REALIZED GAIN (LOSS)........................      7,210,762        284,260      1,587,588        2,612,042        7,264,265
                                                     ----------     ----------    -----------      -----------     ------------
     Unrealized appreciation (depreciation) on
     investments:
    Beginning of period.........................        927,513        284,441     (1,008,425)       1,495,965      (10,578,470)
    End of period...............................      2,204,364      2,896,302      5,917,600        9,662,003        7,652,150
                                                     ----------     ----------    -----------      -----------     ------------
    Change in unrealized appreciation
      (depreciation) during the period..........      1,276,851      2,611,861      6,926,025        8,166,038       18,230,620
                                                     ----------     ----------    -----------      -----------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS..................................      8,487,613      2,896,121      8,513,613       10,778,080       25,494,885
                                                     ----------     ----------    -----------      -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..............................     $8,229,543     $2,884,579    $ 8,392,308      $10,522,081     $ 24,064,550
                                                     ==========     ==========    ===========      ===========     ============


                                                           EQUITY OPTIONS (CONTINUED):
                                                  --------------------------------------------
                                                   ALLIANCE        BT SMALL
                                                   SMALL CAP       COMPANY            EQ/
                                                    GROWTH         INDEX         EVERGREEN (A)
                                                  ------------    ------------   -------------
INCOME AND EXPENSES:
     Investment Income (Note 2):
       Dividends from the Trust.................           --      $   97,906      $ 6,774
     Expenses (Note 3):
       Asset-based charges......................  $   453,172         108,093       15,565
                                                  -----------      ----------      -------
NET INVESTMENT INCOME (LOSS)....................     (453,172)        (10,187)      (8,791)
                                                  -----------      ----------      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
    Realized gain (loss) on investments.........     (902,390)        (28,286)      16,568
    Realized gain distribution from the Trust...           --         604,294           --
                                                  -----------      ----------      -------
NET REALIZED GAIN (LOSS)........................     (902,390)        576,008       16,568
                                                  -----------      ----------      -------
     Unrealized appreciation (depreciation) on
     investments:
    Beginning of period.........................   (1,821,859)         19,385           --
    End of period...............................    9,269,125       1,386,185       80,478
                                                  -----------      ----------      -------
    Change in unrealized appreciation
      (depreciation) during the period..........   11,090,984       1,366,800       80,478
                                                  -----------      ----------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS..................................   10,188,594       1,942,808       97,046
                                                  -----------      ----------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..............................  $ 9,735,422      $1,932,621      $88,255
                                                  ===========      ==========      =======

----------------------
See Notes to Financial Statements.
(a) Commenced operations on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF OPERATIONS (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 1999


                                                             EQUITY OPTIONS (CONCLUDED):         ASSET ALLOCATION OPTIONS:
                                                           --------------------------------   ------------------------------
                                                                MFS            WARBURG
                                                             EMERGING         PINCUS SMALL       ALLIANCE         ALLIANCE
                                                              GROWTH           COMPANY         CONSERVATIVE        GROWTH
                                                             COMPANIES         VALUE            INVESTORS         INVESTORS
                                                           --------------    ------------     ------------     -------------
INCOME AND EXPENSES:
    Investment Income (Note 2):
      Dividends from the Trust...........................   $         --     $    64,235        $3,173,620      $ 2,987,070
    Expenses (Note 3):
      Asset-based charges................................      1,730,029         398,110           942,329        2,074,985
                                                            ------------     -----------        ----------      -----------
NET INVESTMENT INCOME (LOSS).............................     (1,730,029)       (333,875)        2,231,291          912,085
                                                            ------------     -----------        ----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
    Realized gain (loss) on investments..................      1,280,945      (2,056,657)          675,737        1,500,689
    Realized gain distribution from the Trust............      4,612,401              --         4,006,997       19,869,506
                                                            ------------     -----------        ----------      -----------
NET REALIZED GAIN (LOSS).................................      5,893,346      (2,056,657)        4,682,734       21,370,195
                                                            ------------     -----------        ----------      -----------
    Unrealized appreciation (depreciation) on
      investments:
    Beginning of period..................................     11,818,257      (4,226,994)          558,081        6,231,888
    End of period........................................    108,847,066      (1,957,882)          393,182       25,141,413
                                                            ------------     -----------        ----------      -----------
    Change in unrealized appreciation (depreciation)
      during the period..................................     97,028,809       2,269,112          (164,899)      18,909,525
                                                            ------------     -----------        ----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS...........................................    102,922,155         212,455         4,517,835       40,279,720
                                                            ------------     -----------        ----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS............................................   $101,192,126     $  (121,420)       $6,749,126      $41,191,805
                                                            ============     ===========        ==========      ===========



                                                                          ASSET ALLOCATION OPTIONS:
                                                             ---------------------------------------------------
                                                                                    MERRILL LYNCH
                                                               EQ/EVERGREEN             WORLD         EQ/PUTNAM
                                                              FOUNDATION (A)          STRATEGY        BALANCED
                                                             ---------------        -------------   -------------

INCOME AND EXPENSES:
    Investment Income (Note 2):
      Dividends from the Trust...........................         $ 22,667          $   61,419       $   343,264
    Expenses (Note 3):
      Asset-based charges................................           11,824              78,448           587,060
                                                                  --------          ----------       -----------
NET INVESTMENT INCOME (LOSS).............................           10,843             (17,029)         (243,796)
                                                                  --------          ----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 2):
    Realized gain (loss) on investments..................            9,087             333,497           464,484
    Realized gain distribution from the Trust............               --              98,836         2,692,833
                                                                  --------          ----------       -----------
NET REALIZED GAIN (LOSS).................................            9,087             432,333         3,157,317
                                                                  --------          ----------       -----------
    Unrealized appreciation (depreciation) on investments:
    Beginning of period..................................               --              81,917         1,317,266
    End of period........................................          100,874             930,707        (2,615,034)
                                                                  --------          ----------       -----------
    Change in unrealized appreciation (depreciation)
      during the period..................................          100,874             848,790        (3,932,300)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS...........................................          109,961           1,281,123          (774,983)
                                                                  --------          ----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS............................................         $120,804          $1,264,094       $(1,018,779)
                                                                  ========          ==========       ===========

----------------------
See Notes to Financial Statements.
(a) Commenced operations on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,


                                                                                       FIXED INCOME OPTIONS:
                                                                    ---------------------------------------------------------
                                                                     ALLIANCE INTERMEDIATE                ALLIANCE
                                                                     GOVERNMENT SECURITIES              MONEY MARKET
                                                                    --------------------------  -----------------------------
                                                                       1999           1998           1999           1998
                                                                    -----------    -----------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income..........................................  $ 2,011,000    $   991,977    $  6,085,777   $  4,920,486
   Net realized gain (loss).......................................       50,287        255,764       4,653,729        153,805
   Change in unrealized appreciation (depreciation) of investments   (2,644,714)        76,717      (4,809,059)      (149,714)
                                                                    -----------    -----------    ------------   ------------
   Net increase (decrease) in net assets from operations..........     (583,427)     1,324,458       5,930,447      4,924,577
                                                                    -----------    -----------    ------------   ------------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions...............................................   16,738,471     19,720,434     133,903,493    216,826,115
      Transfers from other Funds and Guaranteed Interest Rate
        Account (Note 1)..........................................   19,064,060     20,781,791     345,250,743    113,746,706
                                                                    -----------    -----------    ------------   ------------
      Total.......................................................   35,802,531     40,502,225     479,154,236    330,572,821
                                                                    -----------    -----------    ------------   ------------
   Withdrawal and Transfers:
      Benefits and other policy transactions......................    3,766,081      1,040,600      15,488,362     10,986,665
      Withdrawal and administrative charges.......................      113,715         73,339         336,766        230,600
      Transfers to other Funds and Guaranteed Interest Rate
        Account (Note 1)..........................................   18,303,936     12,745,544     450,926,470    243,665,058
                                                                    -----------    -----------    ------------   ------------
      Total.......................................................   22,183,732     13,859,483     466,751,598    254,882,323
                                                                    -----------    -----------    ------------   ------------
   Net increase in net assets from Contractowners transactions....   13,618,799     26,642,742      12,402,638     75,690,498
                                                                    -----------    -----------    ------------   ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT NO. 45 (NOTE 5)............................      (39,523)       (24,307)       (173,862)      (171,264)
                                                                    -----------    -----------    ------------   ------------
INCREASE IN NET ASSETS............................................   12,995,849     27,942,893      18,159,223     80,443,811
NET ASSETS, BEGINNING OF PERIOD...................................   39,060,890     11,117,997     162,008,981     81,565,170
                                                                    -----------    -----------    ------------   ------------
NET ASSETS, END OF PERIOD.........................................  $52,056,739    $39,060,890    $180,168,204   $162,008,981
                                                                    ===========    ===========    ============   ============



                                                                        FIXED INCOME OPTIONS:
                                                                    -----------------------------
                                                                              ALLIANCE
                                                                             HIGH YIELD
                                                                     ----------------------------
                                                                        1999           1998
                                                                     -----------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income..........................................   $ 7,583,418    $  4,911,913
   Net realized gain (loss).......................................    (2,513,254)        252,443
   Change in unrealized appreciation (depreciation) of investments    (8,618,837)    (10,131,526)
                                                                     -----------    ------------
   Net increase (decrease) in net assets from operations..........    (3,548,673)     (4,967,170)
                                                                     -----------    ------------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions...............................................    18,276,505      47,559,333
      Transfers from other Funds and Guaranteed Interest Rate
        Account (Note 1)..........................................    24,201,082      47,655,636
                                                                     -----------    ------------
      Total.......................................................    42,477,587      95,214,969
                                                                     -----------    ------------
   Withdrawal and Transfers:
      Benefits and other policy transactions......................     4,693,520       2,110,668
      Withdrawal and administrative charges.......................       191,740         128,063
      Transfers to other Funds and Guaranteed Interest Rate
        Account (Note 1)..........................................    29,391,677      37,545,562
                                                                     -----------    ------------
      Total.......................................................    34,276,937      39,784,293
                                                                     -----------    ------------
   Net increase in net assets from Contractowners transactions....     8,200,650      55,430,676
                                                                     -----------    ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT NO. 45 (NOTE 5)............................       333,022         (51,011)
                                                                     -----------    ------------
INCREASE IN NET ASSETS............................................     4,984,999      50,412,495
NET ASSETS, BEGINNING OF PERIOD...................................    68,953,488      18,540,993
                                                                     -----------    ------------
NET ASSETS, END OF PERIOD.........................................   $73,938,487    $ 68,953,488
                                                                     ===========    ============

----------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                          EQUITY OPTIONS:
                                                                   ----------------------------------------------------------------
                                                                             ALLIANCE
                                                                              COMMON                           ALLIANCE
                                                                               STOCK                        GROWTH & INCOME
                                                                   -------------------------------     ----------------------------
                                                                       1999              1998            1999            1998
                                                                   --------------     ------------     ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................       $   (5,263,767)    $ (3,021,251)    $ (2,581,209)   $ (1,219,363)
   Net realized gain (loss).................................          155,913,219       89,425,586       32,335,952      18,247,337
   Change in unrealized appreciation (depreciation)
      of investments........................................           37,071,531       35,647,677       11,602,835       9,624,663
                                                                   --------------     ------------     ------------    ------------
   Net increase (decrease) in net assets from
      operations............................................          187,720,983      122,052,012       41,357,578      26,652,637
                                                                   --------------     ------------     ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions.........................................          207,705,505      222,706,977       79,591,764      69,137,309
      Transfers from other Funds and Guaranteed
        Interest Rate Account (Note 1)......................          150,664,910       88,116,261       52,129,647      25,662,665
                                                                   --------------     ------------     ------------    ------------
      Total.................................................          358,370,415      310,823,238      131,721,411      94,799,974
                                                                   --------------     ------------     ------------    ------------
   Withdrawal and Transfers:
      Benefits and other policy transactions................           45,730,056       20,666,466       12,693,019       5,922,537
      Withdrawal and administrative charges.................            2,430,139        1,652,840          722,496         501,695
      Transfers to other Funds and Guaranteed Interest
        Rate Account (Note 1)...............................          100,231,203       56,065,697       21,360,924      14,167,225
                                                                   --------------     ------------     ------------    ------------
      Total.................................................          148,391,398       78,385,003       34,776,439      20,591,457
                                                                   --------------     ------------     ------------    ------------
    Net increase in net assets from Contractowners
        transactions........................................          209,979,017      232,438,235       96,944,972      74,208,517
                                                                   --------------     ------------     ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
   LIFE IN SEPARATE ACCOUNT NO. 45 (NOTE 5).................               30,531       (1,458,927)        (126,008)       (324,475)
                                                                   --------------     ------------     ------------    ------------
INCREASE IN NET ASSETS......................................          397,730,531      353,031,320      138,176,542     100,536,679
NET ASSETS, BEGINNING OF PERIOD.............................          673,517,279      320,485,959      194,784,426      94,247,747
                                                                   --------------     ------------     -------------   ------------
NET ASSETS, END OF PERIOD...................................       $1,071,247,810     $673,517,279     $332,960,968    $194,784,426
                                                                   ==============     ============     ============    ============

                                                                                               EQUITY OPTIONS:
                                                                       -------------------------------------------------------------
                                                                       EQ/ALLIANCE                                       CAPITAL
                                                                         PREMIER                 BT EQUITY              GUARDIAN
                                                                        GROWTH (A)               500 INDEX             RESEARCH (A)
                                                                       -------------     ---------------------------   -----------
                                                                          1999              1999            1998           1999
                                                                       -------------     -------------   -----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................           $   (305,943)     $   (577,871)   $    51,021    $   12,032
   Net realized gain (loss).................................                325,059         3,828,960       (262,278)        1,304
   Change in unrealized appreciation (depreciation)
      of investments........................................             12,756,504        18,325,708      5,380,743       509,251
                                                                       ------------      ------------    -----------    ----------
   Net increase (decrease) in net assets from
      operations............................................             12,775,620        21,576,797      5,169,486       522,587
                                                                       ------------      ------------    -----------    ----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions.........................................             51,494,332        68,011,244     38,685,440       773,977
      Transfers from other Funds and Guaranteed
        Interest Rate Account (Note 1)......................             50,634,978        72,168,364     24,595,843       304,871
                                                                       ------------      ------------    -----------    ----------
      Total.................................................            102,129,310       140,179,608     63,281,283     1,078,848
                                                                       ------------      ------------    -----------    ----------
   Withdrawal and Transfers:
      Benefits and other policy transactions................              1,214,281         4,865,043        533,098         8,020
      Withdrawal and administrative charges.................                 34,663           235,878         13,875           112
      Transfers to other Funds and Guaranteed Interest
        Rate Account (Note 1)...............................              4,449,128        36,231,492     10,862,244        12,425
                                                                       ------------      ------------    -----------    ----------
      Total.................................................              5,698,072        41,332,413     11,409,217        20,557
                                                                       ------------      ------------    -----------    ----------
    Net increase in net assets from Contractowners
        transactions........................................             96,431,238        98,847,195     51,872,066     1,058,291
                                                                       ------------      ------------    -----------    ----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE
   LIFE IN SEPARATE ACCOUNT NO. 45 (NOTE 5).................              3,371,146            (7,899)        41,705     6,641,343
                                                                       ------------      ------------    -----------    ----------
INCREASE IN NET ASSETS......................................            112,578,004       120,416,093     57,083,257     8,222,221
NET ASSETS, BEGINNING OF PERIOD.............................                     --        57,083,257             --            --
                                                                       ------------      ------------    -----------    ----------
NET ASSETS, END OF PERIOD...................................           $112,578,004      $177,499,350    $57,083,257    $8,222,221
                                                                       ============      ============    ===========    ==========

----------------------
See Notes to Financial Statements.
(a) Commenced operations on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                             EQUITY OPTIONS (CONTINUED):
                                                            -------------------------------------------------------
                                                                             MFS
                                                            CAPITAL         GROWTH
                                                            GUARDIAN        WITH
                                                           EQUITY U.S.(B)  INCOME(A)       ALLIANCE EQUITY INDEX
                                                           -------------   ---------      -----------------------
                                                               1999           1999           1999           1998
                                                           ------------    ---------      ----------      --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).........................    $   38,628    $  (14,056)     $   (1,472)     $   (278)
   Net realized gain (loss).............................        39,055        10,928         125,801         5,337
   Change in unrealized appreciation (depreciation)
      of investments....................................       211,667       350,699          16,066        57,300
                                                            ----------    ----------      ----------     ---------
   Net increase (decrease) in net assets from
      operations........................................       289,350       347,571         140,395        62,359
                                                            ----------    ----------      ----------     ---------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions.....................................     1,019,311     4,649,590         274,482        69,113
      Transfers from other Funds and Guaranteed
        Interest Rate Account (Note 1)..................       655,447     3,575,425         960,043       198,702
                                                            ----------    ----------      ----------     ---------
      Total.............................................     1,674,758     8,225,015       1,234,525       267,815
                                                            ----------    ----------      ----------     ---------
   Withdrawal and Transfers:
      Benefits and other policy transactions............        11,768       140,411          18,740            --
      Withdrawal and administrative charges.............           289         2,095           2,213           380
      Transfers to other Funds and Guaranteed Interest
        Rate Account (Note 1)...........................        21,468       595,090         912,662         4,913
                                                            ----------    ----------      ----------     ---------
      Total.............................................        33,525       737,596         933,615         5,293
                                                            ----------    ----------      ----------     ---------
   Net increase in net assets from Contractowners
      transactions......................................     1,641,233     7,487,419         300,910       262,522
                                                            ----------    ----------      ----------     ---------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 45 (NOTE 5)...     4,642,303         3,533         276,165           459
                                                            ----------    ----------      ----------     ---------
INCREASE IN NET ASSETS..................................     6,572,886     7,838,523         436,680       325,340
NET ASSETS, BEGINNING OF PERIOD.........................            --            --         429,341       104,001
                                                            ----------    ----------      ----------     ---------
NET ASSETS, END OF PERIOD...............................    $6,572,886    $7,838,523      $  866,021      $429,341
                                                            ==========    ==========      ==========     =========

                                                                            EQUITY OPTIONS (CONTINUED):
                                                            -----------------------------------------------------
                                                                                         MERRILL LYNCH BASIC
                                                                  MFS RESEARCH                VALUE EQUITY
                                                            ------------------------- ---------------------------
                                                               1999          1998         1999           1998
                                                            -----------  -----------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).........................    $  (814,544) $  (176,421)  $  169,002    $   107,220
   Net realized gain (loss).............................      2,951,934       60,560     4,125,291     1,132,014
   Change in unrealized appreciation (depreciation)
      of investments....................................     13,716,520    6,189,909     3,319,702        62,716
                                                            -----------  -----------   -----------   -----------
   Net increase (decrease) in net assets from
      operations........................................     15,853,910    6,074,048     7,613,995     1,301,950
                                                            -----------  -----------   -----------   -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions.....................................     22,409,010   28,178,818    18,581,979    24,093,025
      Transfers from other Funds and Guaranteed
        Interest Rate Account (Note 1)..................     15,195,029   10,528,629    16,907,356     9,221,650
                                                            -----------  -----------   -----------   -----------
      Total.............................................     37,604,039   38,707,447    35,489,335    33,314,675
                                                            -----------  -----------   -----------   -----------
   Withdrawal and Transfers:
      Benefits and other policy transactions............      2,844,536    1,059,377     2,165,217       967,509
      Withdrawal and administrative charges.............        177,521       74,772       157,688        69,854
      Transfers to other Funds and Guaranteed Interest
        Rate Account (Note 1)...........................      9,710,005    2,504,801     7,474,629     3,287,976
                                                            -----------  -----------   -----------   -----------
      Total.............................................     12,732,062    3,638,950     9,797,534     4,325,339
                                                            -----------  -----------   -----------   -----------
   Net increase in net assets from Contractowner
      transactions......................................     24,871,977   35,068,497    25,691,801    28,989,336
                                                            -----------  -----------   -----------   -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 45 (NOTE 5)...         14,614      (22,435)      (10,760)        1,759
                                                            -----------   ----------   -----------   -----------
INCREASE IN NET ASSETS..................................     40,740,501   41,120,110    33,295,036    30,293,045
NET ASSETS, BEGINNING OF PERIOD.........................     53,094,915   11,974,805    40,154,947     9,861,902
                                                            -----------  -----------   -----------   -----------
NET ASSETS, END OF PERIOD...............................    $93,835,416  $53,094,915   $73,449,983   $40,154,947
                                                            ===========  ===========   ===========   ===========

----------------------
See Notes to Financial Statements.
(a) Commenced operations on January 1, 1999.
(b) Commenced operations on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,


                                                                                          EQUITY OPTIONS (CONTINUED)
                                                                        --------------------------------------------------------
                                                                            EQ/PUTNAM GROWTH               T. ROWE PRICE
                                                                             & INCOME VALUE                EQUITY INCOME
                                                                        --------------------------- ----------------------------
                                                                            1999           1998          1999           1998
                                                                        ------------    -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)..................................          $    60,767    $    50,421    $   504,557   $   477,292
   Net realized gain (loss)...................................            4,196,066        245,761      3,095,646     1,163,814
   Change in unrealized appreciation (depreciation)
      of investments..........................................           (6,217,603)     2,636,110     (2,595,846)    1,019,835
                                                                        -----------    -----------    -----------   -----------
   Net increase (decrease) in net assets from
      operations..............................................           (1,960,770)     2,932,292      1,004,357     2,660,941
                                                                        -----------    -----------    -----------   -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions...........................................           11,945,980     22,432,656     13,079,380    26,813,091
      Transfers from other Funds and Guaranteed
       Interest Rate Account (Note 1).........................           11,432,550      6,980,421     11,031,299    10,252,099
                                                                        -----------    -----------    -----------   -----------
      Total...................................................           23,378,530     29,413,077     24,110,679    37,065,190
                                                                        -----------    -----------    -----------   -----------
   Withdrawal and Transfers:
       Benefits and other policy transactions.................            2,310,552      1,300,000      2,735,421     1,205,409
      Withdrawal and administrative charges...................              138,621         90,762        186,648       109,823
      Transfers to other Funds and Guaranteed Interest
        Rate Account (Note 1).................................            6,890,722      3,822,075      8,695,281     3,039,300
                                                                        -----------    -----------    -----------   -----------
      Total...................................................            9,339,895      5,212,837     11,617,350     4,354,532
                                                                        -----------    -----------    -----------   -----------
   Net increase in net assets from Contractowners
      transactions............................................           14,038,635     24,200,240     12,493,329    32,710,658
                                                                        -----------    -----------    -----------   -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 45 (NOTE 5).........              (12,474)        (2,085)        (6,635)       (3,487)
                                                                        -----------    -----------    -----------   -----------
INCREASE IN NET ASSETS........................................           12,065,391     27,130,447     13,491,051    35,368,112
NET ASSETS, BEGINNING OF PERIOD...............................           41,327,548     14,197,101     54,352,075    18,983,963
                                                                        -----------    -----------    -----------   -----------
NET ASSETS, END OF PERIOD.....................................          $53,392,939    $41,327,548    $67,843,126   $54,352,075
                                                                        ===========    ===========    ===========   ===========

                                                                                           EQUITY OPTIONS (CONTINUED)
                                                                         -----------------------------------------------------------
                                                                                 ALLIANCE                       ALLIANCE
                                                                                  GLOBAL                      INTERNATIONAL
                                                                         ---------------------------- ------------------------------
                                                                            1999            1998           1999            1998
                                                                         ------------    -----------   ------------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)..................................           $ (1,057,649)   $     8,431   $   (258,070)    $   124,474
   Net realized gain (loss)...................................             16,723,027      4,892,874      7,210,762      (1,563,034)
   Change in unrealized appreciation (depreciation)
      of investments..........................................             15,783,891      4,483,702      1,276,851       3,065,364
                                                                         ------------    -----------   ------------     -----------
   Net increase (decrease) in net assets from
      operations..............................................             31,449,269      9,385,007      8,229,543       1,626,804
                                                                         ------------    -----------   ------------     -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions...........................................             26,454,529     20,084,493      3,182,951       4,384,851
      Transfers from other Funds and Guaranteed
       Interest Rate Account (Note 1).........................             88,898,608      7,177,452    108,748,380      44,058,459
                                                                         ------------    -----------   ------------     -----------
      Total...................................................            115,353,137     27,261,945    111,931,331      48,443,310
                                                                         ------------    -----------   ------------     -----------
   Withdrawal and Transfers:
       Benefits and other policy transactions.................              4,381,008      1,765,622      1,206,958         810,093
      Withdrawal and administrative charges...................                254,410        190,033         77,665          82,131
      Transfers to other Funds and Guaranteed Interest
        Rate Account (Note 1).................................             69,846,821      6,748,641    106,734,952      45,566,819
                                                                         ------------    -----------   ------------     -----------
      Total...................................................             74,482,239      8,704,296    108,019,575      46,459,043
                                                                         ------------    -----------   ------------     -----------
   Net increase in net assets from Contractowners
      transactions............................................             40,870,898     18,557,649      3,911,756       1,984,267
                                                                         ------------    -----------   ------------     -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 45 (NOTE 5).........                (61,416)      (118,689)        (4,985)        (82,745)
                                                                         ------------    -----------   ------------     -----------
INCREASE IN NET ASSETS........................................             72,258,751     27,823,967     12,136,314       3,528,326
NET ASSETS, BEGINNING OF PERIOD...............................             66,477,170     38,653,203     20,101,682      16,573,356
                                                                         ------------    -----------   ------------     -----------
NET ASSETS, END OF PERIOD.....................................           $138,735,921    $66,477,170   $ 32,237,996     $20,101,682
                                                                         ============    ===========   ============     ===========

----------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQUITY OPTIONS (CONTINUED)
                                                                         ---------------------------------------------------
                                                                                                        MORGAN STANLEY
                                                                            BT INTERNATIONAL           EMERGING MARKETS
                                                                              EQUITY INDEX                  EQUITY
                                                                         ------------------------- -------------------------
                                                                            1999          1998          1999         1998
                                                                         -----------   ----------   -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...................................       $   (11,542)  $   44,049   $  (121,305)  $  (19,381)
   Net realized gain (loss).......................................           284,260      (38,281)    1,587,588     (337,130)
   Change in unrealized appreciation (depreciation)
      of investments..............................................         2,611,861      284,441     6,926,025     (770,143)
                                                                         -----------   ----------   -----------  -----------
   Net increase (decrease) in net assets from
      operations..................................................         2,884,579      290,209     8,392,308   (1,126,654)
                                                                         -----------   ----------   -----------  -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions...............................................         6,071,011    3,655,757     5,524,684    2,708,321
      Transfers from other Funds and Guaranteed
        Interest Rate Account (Note 1)............................         4,354,547    2,070,284    18,165,622    1,357,280
                                                                         -----------   ----------   -----------  -----------
      Total.......................................................        10,425,558    5,726,041    23,690,306    4,065,601
                                                                         -----------   ----------   -----------  -----------
   Withdrawal and Transfers:
       Benefits and other policy transactions.....................           406,812       22,805       594,303       59,492
      Withdrawal and administrative charges.......................            18,704        2,573        24,586        7,737
      Transfers to other Funds and Guaranteed Interest
        Rate Account (Note 1).....................................         2,433,765      642,046    11,518,460      857,518
                                                                         -----------   ----------   -----------  -----------
      Total.......................................................         2,859,281      667,424    12,137,349      924,747
                                                                         -----------   ----------   -----------  -----------
   Net increase in net assets from Contractowners
      transactions................................................         7,566,277    5,058,617    11,552,957    3,140,854
                                                                         -----------   ----------   -----------  -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT NO. 45 (NOTE 5)............................             3,102        4,786         5,364       17,891
                                                                         -----------   ----------   -----------  -----------
INCREASE IN NET ASSETS............................................        10,453,958    5,353,612    19,950,629    2,032,091
NET ASSETS, BEGINNING OF PERIOD...................................         5,353,612           --     4,272,778    2,240,687
                                                                         -----------   ----------   -----------  -----------
NET ASSETS, END OF PERIOD.........................................       $15,807,570   $5,353,612   $24,223,407  $ 4,272,778
                                                                         ===========   ==========   ===========  ===========

                                                                                         EQUITY OPTIONS (CONTINUED)
                                                                         ---------------------------------------------------------
                                                                                T. ROWE PRICE
                                                                                INTERNATIONAL                   ALLIANCE
                                                                                    STOCK                   AGGRESSIVE STOCK
                                                                          -------------------------   ----------------------------
                                                                             1999          1998          1999            1998
                                                                          ----------    -----------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...................................        $  (255,999)  $    27,593   $ (1,430,335)   $   (951,147)
   Net realized gain (loss).......................................          2,612,042        74,184      7,264,265       5,719,000
   Change in unrealized appreciation (depreciation)
      of investments..............................................          8,166,038     2,072,942     18,230,620      (6,727,068)
                                                                          -----------   -----------   ------------    ------------
   Net increase (decrease) in net assets from
      operations..................................................         10,522,081     2,174,719     24,064,550      (1,959,215)
                                                                          -----------   -----------   ------------    ------------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions...............................................          6,277,183    13,036,180     19,529,016      45,526,795
      Transfers from other Funds and Guaranteed
        Interest Rate Account (Note 1)............................         26,321,124    10,402,147     15,557,456      12,684,235
                                                                          -----------   -----------   ------------    ------------
      Total.......................................................         32,598,307    23,438,327     35,086,472      58,211,030
                                                                          -----------   -----------   ------------    ------------
   Withdrawal and Transfers:
       Benefits and other policy transactions.....................          1,145,140       754,896      8,223,001       5,047,753
      Withdrawal and administrative charges.......................             99,776        64,687        507,169         540,786
      Transfers to other Funds and Guaranteed Interest
        Rate Account (Note 1).....................................         23,678,541     7,759,247     33,255,925      20,928,020
                                                                          -----------   -----------   ------------    ------------
      Total.......................................................         24,923,457     8,578,830     41,986,095      26,516,559
                                                                          -----------   -----------   ------------    ------------
   Net increase in net assets from Contractowners
      transactions................................................          7,674,850    14,859,497     (6,899,623)     31,694,471
                                                                          -----------   -----------   ------------    ------------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY EQUITABLE LIFE
   IN SEPARATE ACCOUNT NO. 45 (NOTE 5)............................              6,268        (5,562)         3,081        (410,085)
                                                                          -----------   -----------   ------------    ------------
INCREASE IN NET ASSETS............................................         18,203,199    17,028,654     17,168,008      29,325,171
NET ASSETS, BEGINNING OF PERIOD...................................         29,654,896    12,626,242    147,609,313     118,284,142
                                                                          -----------   -----------   ------------    ------------
NET ASSETS, END OF PERIOD.........................................        $47,858,095   $29,654,896   $164,777,321    $147,609,313
                                                                          ============  ===========   ============    ============

----------------------
See Notes to Financial Statements.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                EQUITY OPTIONS (CONCLUDED)
                                                    --------------------------------------------------------------------------
                                                               ALLIANCE                       BT SMALL                EQ/
                                                           SMALL CAP GROWTH                 COMPANY INDEX         EVERGREEN(A)
                                                    ---------------------------     --------------------------    ------------

                                                        1999            1998           1999           1998              1999
                                                    -----------     -----------     ----------      ----------      ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...................  $  (453,172)    $  (335,489)    $   (10,187)    $   13,688      $   (8,791)
   Net realized gain (loss).......................     (902,390)       (513,118)        576,008         15,103          16,568
   Change in unrealized appreciation
      (depreciation) of investments...............   11,090,984      (1,477,423)      1,366,800         19,385          80,478
                                                    -----------     -----------     -----------     ----------      ----------
   Net increase (decrease) in net assets from
      operations..................................    9,735,422      (2,326,030)      1,932,621         48,176          88,255
                                                    -----------     -----------     -----------     ----------      ----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions...............................    5,813,824      22,333,800       3,687,313      4,131,338       1,326,855
      Transfers from other Funds and Guaranteed
        Interest Rate Account (Note 1)............    8,233,798      10,827,569       3,792,341      1,311,488         861,365
                                                    -----------     -----------     -----------     ----------      ----------
      Total.......................................   14,047,622      33,161,369       7,479,654      5,442,826       2,188,220
                                                    -----------     -----------     -----------     ----------      ----------
   Withdrawal and Transfers:
      Benefits and other policy transactions......    1,831,188       1,022,179         234,150         21,074          59,820
      Withdrawal and administrative charges.......      119,635          78,365          17,364          1,781           1,217
      Transfers to other Funds and Guaranteed
        Interest Rate Account (Note 1)............   13,571,490       5,823,960       1,460,732        375,472         149,394
                                                    -----------     -----------     -----------     ----------      ----------
      Total.......................................   15,522,313       6,924,504       1,712,246        398,327         210,431
                                                    -----------     -----------     -----------     ----------      ----------
   Net increase in net assets from
      Contractowners
      transactions................................   (1,474,691)     26,236,865       5,767,408      5,044,499       1,977,789
                                                    -----------     -----------     -----------     ----------      ----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT
   NO. 45 (NOTE 5)................................      (45,129)        103,607           2,053          5,441              75
                                                    -----------     -----------     -----------     ----------      ----------
INCREASE IN NET ASSETS............................    8,215,602      24,014,442       7,702,082      5,098,116       2,066,119
NET ASSETS, BEGINNING OF PERIOD...................   40,296,707      16,282,265       5,098,116             --              --
                                                    -----------     -----------     -----------     ----------      ----------
NET ASSETS, END OF PERIOD.........................  $48,512,309     $40,296,707     $12,800,198     $5,098,116      $2,066,119
                                                    ===========     ===========     ===========     ==========      ==========


                                                                    EQUITY OPTIONS (CONCLUDED)
                                                    ---------------------------------------------------------

                                                    ---------------------------------------------------------
                                                           MFS EMERGING              WARBURG PINCUS SMALL
                                                         GROWTH COMPANIES               COMPANY VALUE
                                                    ----------------------------  ---------------------------

                                                        1999           1998           1999          1998
                                                    ------------   -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:

   Net investment income (loss)...................  $ (1,730,029)  $  (372,251)   $  (333,875)  $  (183,087)
   Net realized gain (loss).......................     5,893,346       163,114     (2,056,657)     (395,526)
   Change in unrealized appreciation
      (depreciation)
      of investments..............................    97,028,809    12,077,451      2,269,112    (3,926,557)
                                                    ------------   -----------    -----------   -----------
   Net increase (decrease) in net assets from
      operations..................................   101,192,126    11,868,314       (121,420)   (4,505,170)
                                                    ------------   -----------    -----------   -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions...............................    60,968,717    40,723,333      4,493,661    17,316,209
      Transfers from other Funds and Guaranteed
        Interest Rate Account (Note 1)............    59,550,020    16,938,315      5,149,462    10,231,935
                                                    ------------   -----------    -----------   -----------
      Total.......................................   120,518,737    57,661,648      9,643,123    27,548,144
                                                    ------------   -----------    -----------   -----------
   Withdrawal and Transfers:
      Benefits and other policy transactions......     5,618,196     1,543,076      1,712,808     1,086,279
      Withdrawal and administrative charges.......       302,038        76,137        111,752       103,922
      Transfers to other Funds and Guaranteed
        Interest Rate Account (Note 1)............    15,109,782     6,249,256     10,615,977     9,358,044
                                                    ------------   -----------    -----------   -----------
      Total.......................................    21,030,016     7,868,469     12,440,537    10,548,245
                                                    ------------   -----------    -----------   -----------
   Net increase in net assets from
      Contractowners transactions.................    99,488,721    49,793,179     (2,797,414)   16,999,899
                                                    ------------   -----------    -----------   -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT
   NO. 45 (NOTE 5)................................         6,819       (16,352)          (634)      (10,484)
                                                    ------------   -----------    -----------   -----------
INCREASE IN NET ASSETS............................   200,687,666    61,645,141     (2,919,468)   12,484,245
NET ASSETS, BEGINNING OF PERIOD...................    73,588,729    11,943,588     37,275,603    24,791,358
                                                    ------------   -----------    -----------   -----------
NET ASSETS, END OF PERIOD.........................  $274,276,395   $73,588,729    $34,356,135   $37,275,603
                                                    ============   ===========    ===========   ===========

----------------------
See Notes to Financial Statements.
(a)  Commenced operations on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31,

                                                                                ASSET ALLOCATIONS OPTIONS:
                                                       -----------------------------------------------------------------------------
                                                                ALLIANCE                       ALLIANCE                   EQ/
                                                              CONSERVATIVE                      GROWTH                 EVERGREEN
                                                                INVESTORS                     INVESTORS             FOUNDATION (A)
                                                       ----------------------------   ----------------------------  --------------
                                                          1999             1998          1999            1998             1999
                                                       -----------      -----------   ------------    ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....................    $ 2,231,291      $   985,456   $    912,085    $    822,873     $   10,843
   Net realized gain (loss)........................      4,682,734        3,140,287     21,370,195      10,536,120          9,087
   Change in unrealized appreciation
      (depreciation)
      of investments...............................       (164,899)          75,336     18,909,525       4,546,177        100,874
                                                       -----------      -----------   ------------    ------------     ----------
   Net increase (decrease) in net assets from
      operations...................................      6,749,126        4,201,079     41,191,805      15,905,170        120,804
                                                       -----------      -----------   ------------    ------------     ----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions................................     30,460,424       21,651,343     49,775,578      44,347,044      1,451,279
      Transfers from other Funds and Guaranteed
        Interest Rate Account (Note 1).............     29,181,498       13,282,997     38,908,037      13,494,160        716,344
                                                       -----------      -----------   ------------    ------------     ----------
      Total........................................     59,641,922       34,934,340     88,683,615      57,841,204      2,167,623
                                                       -----------      -----------   ------------    ------------     ----------
   Withdrawal and Transfers:
       Benefits and other policy transactions......      5,489,565        1,883,884      8,044,090       3,711,360         22,369
      Withdrawal and administrative charges........        182,614          117,513        463,495         325,958            971
      Transfers to other Funds and Guaranteed
        Interest
        Rate Account (Note 1)......................     13,311,123        7,120,635     12,487,653       9,119,743         49,247
                                                       -----------      -----------   ------------    ------------     ----------
      Total........................................     18,983,302        9,122,032     20,995,238      13,157,061         72,587
                                                       -----------      -----------   ------------    ------------     ----------
   Net increase in net assets from Contractowners
      transactions.................................     40,658,620       25,812,308     67,688,377      44,684,143      2,095,036
                                                       -----------      -----------   ------------    ------------     ----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 45
   (NOTE 5)........................................        142,463          (27,732)       (76,642)       (379,661)         1,387
                                                       -----------      -----------   ------------    ------------     ----------
INCREASE IN NET ASSETS.............................     47,550,209       29,985,655    108,803,540      60,209,652      2,217,227
NET ASSETS, BEGINNING OF PERIOD....................     51,456,967       21,471,312    126,559,004      66,349,352             --
                                                       -----------      -----------   ------------    ------------     ----------
NET ASSETS, END OF PERIOD..........................    $99,007,176      $51,456,967   $235,362,544    $126,559,004     $2,217,227
                                                       ===========      ===========   ============    ============     ==========

                                                                        ASSET ALLOCATIONS OPTIONS:
                                                       -----------------------------------------------------

                                                       -----------------------------------------------------

                                                             MERRILL LYNCH                 EQ/PUTNAM
                                                            WORLD STRATEGY                  BALANCED
                                                       ------------------------  ---------------------------
                                                           1999          1998       1999             1998
                                                       ------------- ----------  -----------     -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....................    $  (17,029)   $   10,810  $   (243,796)   $   398,729
   Net realized gain (loss)........................       432,333       (38,321)    3,157,317        225,623
   Change in unrealized appreciation
      (depreciation)
      of investments...............................       848,790       211,040    (3,932,300)     1,243,684
                                                       ----------    ----------  ------------    -----------
   Net increase (decrease) in net assets from
      operations...................................     1,264,094       183,529    (1,018,779)     1,868,036
                                                       ----------    ----------  ------------    -----------
FROM CONTRACTOWNERS TRANSACTIONS:
   Contributions and Transfers:
      Contributions................................     1,091,275     2,756,653    15,132,544     20,768,914
      Transfers from other Funds and Guaranteed
        Interest Rate Account (Note 1).............     6,468,362     1,208,993    12,995,138      9,211,559
                                                       ----------    ----------  ------------    -----------
      Total........................................     7,559,637     3,965,646    28,127,682     29,980,473
                                                       ----------    ----------  ------------    -----------
   Withdrawal and Transfers:
       Benefits and other policy transactions......       398,084       125,335     2,455,465        567,437
      Withdrawal and administrative charges........        20,237        13,717       113,390         42,998
      Transfers to other Funds and Guaranteed
        Interest
        Rate Account (Note 1)......................     6,119,930       463,447     6,928,665      2,636,967
                                                       ----------    ----------  ------------    -----------
      Total........................................     6,538,251       602,499     9,497,520      3,247,402
                                                       ----------    ----------  ------------    -----------
   Net increase in net assets from Contractowners
      transactions.................................     1,021,386     3,363,147    18,630,162     26,733,071
                                                       ----------    ----------  ------------    -----------
NET INCREASE (DECREASE) IN AMOUNT RETAINED BY
   EQUITABLE LIFE IN SEPARATE ACCOUNT NO. 45
   (NOTE 5)........................................         1,289       (14,091)        6,764         (1,665)
                                                       ----------    ----------  ------------    -----------
INCREASE IN NET ASSETS.............................     2,286,769     3,532,585    17,618,147     28,599,442
NET ASSETS, BEGINNING OF PERIOD....................     5,947,148     2,414,563    34,637,075      6,037,633
                                                       ----------    ----------  ------------    -----------
NET ASSETS, END OF PERIOD..........................    $8,233,917    $5,947,148   $52,255,222    $34,637,075
                                                       ==========    ==========  ============    ===========

----------------------
See Notes to Financial Statements.
(a) Commenced operations on January 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1.    General

      The Equitable Life Assurance Society of the United States ("Equitable Life") Separate Account No. 45 (the Account) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act). EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997. EQAT is an open-ended, diversified management investment company that sells shares of a Portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives.

      For periods prior to October 18, 1999, the Alliance Portfolios (other than EQ/Alliance Premier Growth) were part of The Hudson River Trust ("HRT"). On October 18, 1999, a Substitution of new Portfolios of EQAT for the Portfolios of HRT was performed. At that time, assets of each of the HRT Portfolios were transferred to the corresponding new Portfolios of EQAT. Class IA shares and Class IB shares of the HRT became Class IA shares and Class IB shares of EQAT.

      Prior to the Substitution, Alliance Capital Management L.P., an indirect majority-owned subsidiary of Equitable Life, managed HRT and was investment adviser for all HRT Portfolios. Subsequent to the substitution Alliance continues as investment adviser for the Alliance Portfolios (including EQ/Alliance Premier Growth).

      Effective September 1999, Equitable Life serves as investment manager of EQAT. As such, Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Prior to September 1999, AXA Advisors LLC (formerly EQ Financial Consultants, Inc.), a subsidiary of Equitable Life, served as investment manager to EQAT.

      Effective September, 1999 AXA Advisors was sold by Equitable Life to an affiliated company. AXA Advisors, LLC earns fees from EQAT under distribution agreements held with the Trust. Equitable Life also earns fees under an investment management agreement with EQAT. Alliance earns fees under an investment advisory agreement with Equitable Life.

      The Account consists of 31 variable investment options:

FIXED INCOME OPTIONS:                                                EQUITY OPTIONS: (CONTINUED)
  o  Alliance Intermediate Government Securities               o  Alliance International

  o  Alliance Money Market                                     o  BT International Equity Index

  o  Alliance High Yield                                       o  Morgan Stanley Emerging Markets Equity

EQUITY OPTIONS:                                                o  T. Rowe Price International Stock

  o  Alliance Common Stock                                     o  Alliance Aggressive Stock

  o  Alliance Growth & Income                                  o  Alliance Small Cap Growth

  o  EQ/Alliance Premier Growth                                o  BT Small Company Index

  o  BT Equity 500 Index                                       o  EQ/Evergreen

  o  Capital Guardian Research                                 o  MFS Emerging Growth Companies

  o  Capital Guardian U.S. Equity                              o  Warburg Pincus Small Company Value

  o  MFS Growth with Income                                    ASSET ALLOCATION OPTIONS:

  o  Alliance Equity Index                                     o  Alliance Conservative Investors

  o  MFS Research                                              o  Alliance Growth Investors

  o  Merrill Lynch Basic Value Equity                          o  EQ/Evergreen Foundation

  o  EQ/Putnam Growth & Income Value                           o  Merrill Lynch World Strategy

  o  T. Rowe Price Equity Income                               o  EQ/Putnam Balanced

  o  Alliance Global


THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

1.    General (Continued)

      The assets in each variable investment option are invested in Class IA and IB shares of a corresponding mutual fund portfolio of EQAT. Class IA and IB shares are offered by EQAT at net asset value. Both classes of shares are subject to fees for investment management and advisory services and other Trust expenses. Class IB shares are also subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted pursuant to Rule 12b-1 under the 1940 Act, as amended. The Rule 12b-1 Plans provide that EQAT, on behalf of each Variable Investment Option, may charge annually up to 0.25% of the average daily net assets of a variable investment option attributable to its Class IB shares in respect of activities primarily intended to result in the sale of the Class IB shares. These fees are reflected in the net asset value of the shares. Class IA shares of EQAT continue to be purchased by contracts in-force prior to May 1, 1997.

      The Account is used to fund benefits for variable annuities issued by Equitable Life including the Income Manager Accumulator, Equitable Accumulator, Equitable Accumulator Select and Equitable Accumulator Plus deferred variable annuities which combine the portfolios in the Account with guaranteed fixed rate options. The Income Manager Accumulator and Equitable Accumulator Select are offered with the same variable investment options for use as a nonqualified annuity ("NQ") for after-tax contributions only, an annuity that is an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-sheltered annuity ("TSA"). Equitable Accumulator Plus is offered with the same variable investment options for use as an NQ, QP and IRA. Income Manager Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator (NQ, IRA, QP and TSA), Equitable Accumulator Select (NQ, IRA, QP and TSA), Equitable Accumulator Plus (NQ, IRA and QP), collectively referred to as the Contracts, are offered under group and individual variable annuity forms.

      All Contracts are issued by Equitable Life. The assets of the Account are the property of Equitable Life. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct.

      Contractowners may allocate amounts in their individual accounts to the variable investment options, and/or to the guaranteed interest account of Equitable Life's General Account, and/or to other Separate Accounts. The net assets of any variable investment option may not be less than the aggregate of the Contractowners' accounts allocated to that variable investment option. Additional assets are set aside in Equitable Life's General Account to provide for other policy benefits, as required under the state insurance law. Equitable Life's General Account is subject to creditor rights. Receivable/Payable for policy-related transactions represent amounts due to/from general account predominately related to premiums, surrenders and death benefits.

2.    Significant Accounting Policies

      The accompanying financial statements are prepared in conformity with generally accepted accounting principles in the U.S. (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Investments are made in shares of EQAT and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities.

      Investment transactions in EQAT are recorded on the trade date. Dividends and capital gains are declared and distributed by the Trust at the end of each year and are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT's shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions.

      No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Life retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

3.    Asset Charges

      Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, Equitable Life charges the Account for the following charges:

                                                  MORTALITY            ASSET-BASED
                                                 AND EXPENSE          ADMINISTRATION        DISTRIBUTION        AGGREGATE
                                                    RISKS                CHARGE               CHARGE              CHARGE
                                                 -----------          --------------        ------------        ---------
      Income Manager Accumulator                    0.90%                0.25%                  --                 1.15%
      Equitable Accumulator                         1.10%                0.25%                  --                 1.35%
      Equitable Accumulator Select                  1.10%                0.25%                 0.25%               1.60%
      Equitable Accumulator Plus                    1.10%                0.25%                 0.25%               1.60%


      The charges may be retained in the Account by Equitable Life and participate in the net investment results of the Trusts. The aggregate of these charges may not exceed a total effective annual rate of 1.35% for Equitable Accumulator (1.15% for Income Manager Accumulator). Trust shares are valued at their net asset value with investment advisory or management fees, the 12b-1 fee, and other expenses of the Trust, in effect, passed on to the Account and reflected in the accumulation unit values of the Contracts.

      Included in the Withdrawal and Administrative Charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

4.    Contributions, Transfers and Charges

      Accumulation units issued and redeemed during the periods indicated were:

                                                                                                       YEARS ENDED DECEMBER 31,
                                                                                                  ----------------------------------
                                                                                                        1999               1998
                                                                                                  -----------------   --------------
                  ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES                                               (IN THOUSANDS)
                  -------------------------------------------
                  Issued -     1.15% Class A Unit Value........................................          279                  666
                               1.15% Class B Unit Value........................................          232                1,096
                               1.35% Class B Unit Value(b).....................................        1,863                1,028
                               1.60% Class B Unit Value(d).....................................           93                   --

                  Redeemed -   1.15% Class A Unit Value........................................         (352)                (555)
                               1.15% Class B Unit Value........................................         (440)                (362)
                               1.35% Class B Unit Value(b).....................................         (735)                 (99)
                               1.60% Class B Unit Value(d).....................................          (34)                  --

                  -----------------------
                  (a)Units were made available for sale on January 1, 1998.
                  (b)Units were made available for sale on May 1, 1998.
                  (c)Units were made available for sale on January 4, 1999.
                  (d)Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Contributions, Transfers and Charges (Continued)

    Accumulation units issued and redeemed during the periods indicated were:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                 ------------------------------------
                                                                                       1999               1998
                                                                                 -----------------   ----------------
                  ALLIANCE MONEY MARKET                                                    (IN THOUSANDS)
                  ---------------------
                  Issued -     1.15% Class A Unit Value.........................      4,409                3,287
                               1.15% Class B Unit Value.........................      2,437                3,025
                               1.35% Class B Unit Value(b)......................     10,819                2,402
                               1.60% Class B Unit Value(d)......................        742                   --
                               0% Unit Value....................................        718                3,672

                  Redeemed -   1.15% Class A Unit Value.........................     (4,049)              (3,376)
                               1.15% Class B Unit Value.........................     (2,082)              (2,626)
                               1.35% Class B Unit Value(b)......................     (9,485)                (836)
                               1.60% Class B Unit Value(d)......................       (193)                  --
                               0% Unit Value....................................     (2,404)              (2,819)

                  ALLIANCE HIGH YIELD
                  -------------------
                  Issued -     1.15% Class A Unit Value.........................        273                1,075
                               1.15% Class B Unit Value.........................        210                1,273
                               1.35% Class B Unit Value(b)......................      1,136                  862
                               1.60% Class B Unit Value(d)......................         36                   --

                  Redeemed -   1.15% Class A Unit Value.........................       (347)              (1,000)
                               1.15% Class B Unit Value.........................       (597)                (327)
                               1.35% Class B Unit Value(b)......................       (398)                 (61)
                               1.60% Class B Unit Value(d)......................         (1)                  --

                  -----------------------
                  (a)Units were made available for sale on January 1, 1998.
                  (b)Units were made available for sale on May 1, 1998.
                  (c)Units were made available for sale on January 4, 1999.
                  (d)Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Contributions, Transfers and Charges (Continued)

    Accumulation units issued and redeemed during the periods indicated were:

                                                                                   YEARS ENDED DECEMBER 31,
                                                                                --------------------------------
                                                                                     1999             1998
                                                                                ---------------- ---------------
                  ALLIANCE COMMON STOCK                                                (IN THOUSANDS)
                  ---------------------
                  Issued -     1.15% Class A Unit Value.........................      121              206
                               1.15% Class B Unit Value.........................      168              722
                               1.35% Class B Unit Value(b)......................    1,078              565
                               1.60% Class B Unit Value(d)......................       69               --

                  Redeemed -   1.15% Class A Unit Value.........................     (207)            (241)
                               1.15% Class B Unit Value.........................     (203)            (140)
                               1.35% Class B Unit Value(b)......................     (194)             (15)
                               1.60% Class B Unit Value(d)......................       (3)              --

                  ALLIANCE GROWTH & INCOME
                  ------------------------
                  Issued -     1.15% Class A Unit Value.........................      351              758
                               1.15% Class B Unit Value.........................      578            2,501
                               1.35% Class B Unit Value(b)......................    4,706            1,906
                               1.60% Class B Unit Value(d)......................      354               --

                  Redeemed -   1.15% Class A Unit Value.........................     (514)            (710)
                               1.15% Class B Unit Value.........................     (566)            (485)
                               1.35% Class B Unit Value(b)......................     (603)             (53)
                               1.60% Class B Unit Value(d)......................      (12)              --

                  EQ/ALLIANCE PREMIER GROWTH
                  ---------------------------
                  Issued -     1.15% Class B Unit Value(d)......................    2,008               --
                               1.35% Class B Unit Value(d)......................    6,724               --
                               1.60% Class B Unit Value(d)......................    1,131               --

            -----------------------
            (a)Units were made available for sale on January 1, 1998.
            (b)Units were made available for sale on May 1, 1998.
            (c)Units were made available for sale on January 4, 1999.
            (d)Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Contributions, Transfers and Charges (Continued)

    Accumulation units issued and redeemed during the periods indicated were:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                ---------------------------------
                                                                                      1999             1998
                                                                                ----------------- ---------------
                  EQ/ALLIANCE PREMIER GROWTH (CONT'D)                                   (IN THOUSANDS)
                  ----------------------------------
                  Redeemed -   1.15% Class B Unit Value(d)......................      (216)                --
                               1.35% Class B Unit Value(d)......................      (420)                --
                               1.60% Class B Unit Value(d)......................       (19)                --

                  BT EQUITY 500 INDEX
                  -------------------
                  Issued -     1.15% Class B Unit Value(b)......................     2,781              3,252
                               1.35% Class B Unit Value(b)......................     7,626              2,503
                               1.60% Class B Unit Value(d)......................       395                 --

                  Redeemed -   1.15% Class B Unit Value(b)......................    (1,961)            (1,063)
                               1.35% Class B Unit Value(b)......................    (1,344)               (77)
                               1.60% Class B Unit Value(d)......................       (10)                --

                  CAPITAL GUARDIAN RESEARCH
                  -------------------------
                  Issued -     1.15% Class B Unit Value(d)......................        20                 --
                               1.35% Class B Unit Value(d)......................        75                 --
                               1.60% Class B Unit Value(d)......................        13                 --

                  Redeemed -   1.15% Class B Unit Value(d)......................        --                 --
                               1.35% Class B Unit Value(d)......................        (3)                --
                               1.60% Class B Unit Value(d)......................        --                 --

                  CAPITAL GUARDIAN U.S. EQUITY
                  ----------------------------
                  Issued -     1.15% Class B Unit Value(d)......................        13                 --
                               1.35% Class B Unit Value(d)......................       130                 --
                               1.60% Class B Unit Value(d)......................        33                 --

            -----------------------
            (a)Units were made available for sale on January 1, 1998.
            (b)Units were made available for sale on May 1, 1998.
            (c)Units were made available for sale on January 4, 1999.
            (d)Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Contributions, Transfers and Charges (Continued)

    Accumulation units issued and redeemed during the periods indicated were:

                                                                                   YEARS ENDED DECEMBER 31,
                                                                                --------------------------------
                                                                                     1999             1998
                                                                                ---------------- ---------------
                  CAPITAL GUARDIAN U.S. EQUITY (CONT'D)                                 (IN THOUSANDS)
                  ------------------------------------
                  Redeemed -   1.15% Class B Unit Value(d)......................       (5)                --
                               1.35% Class B Unit Value(d)......................       (4)                --
                               1.60% Class B Unit Value(d)......................       (2)                --

                  MFS GROWTH WITH INCOME
                  ----------------------
                  Issued -     1.15% Class B Unit Value(c)......................      102                 --
                               1.35% Class B Unit Value(c)......................      592                 --
                               1.60% Class B Unit Value(d)......................      111                 --

                  Redeemed -   1.15% Class B Unit Value(c)......................      (29)                --
                               1.35% Class B Unit Value(c)......................      (42)                --
                               1.60% Class B Unit Value(d)......................       (8)                --

                  ALLIANCE EQUITY INDEX
                  ---------------------
                  Issued -     1.15% Class A Unit Value.........................       --                 --
                               1.35% Class B Unit Value.........................        5                  9
                               1.60% Class B Unit Value(d)......................       41                  2

                  Redeemed -   1.15% Class A Unit Value.........................       --                 --
                               1.35% Class B Unit Value.........................       (8)                --
                               1.60% Class B Unit Value(d)......................      (27)                --

            -----------------------
            (a)Units were made available for sale on January 1, 1998.
            (b)Units were made available for sale on May 1, 1998.
            (c)Units were made available for sale on January 4, 1999.
            (d)Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Contributions, Transfers and Charges (Continued)

    Accumulation units issued and redeemed during the periods indicated were:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                ----------------------------------
                                                                                      1999             1998
                                                                                ----------------- ----------------
                  MFS RESEARCH                                                            (IN THOUSANDS)
                  ------------
                  Issued -     1.15% Class B Unit Value.........................       418            1,583
                               1.35% Class B Unit Value(b)......................     2,163            1,514
                               1.60% Class B Unit Value(d)......................        76               --

                  Redeemed -   1.15% Class B Unit Value.........................      (458)            (339)
                               1.35% Class B Unit Value(b)......................      (491)             (34)
                               1.60% Class B Unit Value(d)......................        (5)              --

                  MERRILL LYNCH BASIC VALUE EQUITY
                  --------------------------------
                  Issued -     1.15% Class B Unit Value.........................       433            1,544
                               1.35% Class B Unit Value(b)......................     1,879            1,166
                               1.60% Class B Unit Value(d)......................       166               --

                  Redeemed -   1.15% Class B Unit Value.........................      (398)            (266)
                               1.35% Class B Unit Value(b)......................      (321)            (157)
                               1.60% Class B Unit Value(d)......................        (3)              --

                  EQ/PUTNAM GROWTH & INCOME VALUE
                  -------------------------------
                  Issued -     1.15% Class B Unit Value.........................       386            1,471
                               1.35% Class B Unit Value(b)......................     1,437            1,002
                               1.60% Class B Unit Value(d)......................        14               --

                  Redeemed -   1.15% Class B Unit Value.........................      (535)            (354)
                               1.35% Class B Unit Value(b)......................      (247)            (135)
                               1.60% Class B Unit Value(d)......................        (2)              --

            -----------------------
            (a)Units were made available for sale on January 1, 1998.
            (b)Units were made available for sale on May 1, 1998.
            (c)Units were made available for sale on January 4, 1999.
            (d)Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Contributions, Transfers and Charges (Continued)

    Accumulation units issued and redeemed during the periods indicated were:


                                                                                      YEARS ENDE  D DECEMBER 31,
                                                                                  ----------------------------------
                                                                                        1999             1998
                                                                                  ----------------- ----------------
                  T. ROWE PRICE EQUITY INCOME                                             (IN THOUSANDS)
                  ---------------------------
                  Issued -     1.15% Class B Unit Value.........................         361              1,910
                               1.35% Class B Unit Value(b)......................       1,357              1,101
                               1.60% Class B Unit Value(d)......................         131                 --

                  Redeemed -   1.15% Class B Unit Value.........................        (588)              (373)
                               1.35% Class B Unit Value(b)......................        (325)               (42)
                               1.60% Class B Unit Value(d)......................         (14)                --

                  ALLIANCE GLOBAL INCOME
                  ----------------------
                  Issued -     1.15% Class A Unit Value.........................         109                150
                               1.15% Class B Unit Value.........................         192                430
                               1.35% Class B Unit Value(b)......................       2,875                361
                               1.60% Class B Unit Value(d)......................         101                 --

                  Redeemed -   1.15% Class A Unit Value.........................        (182)              (253)
                               1.15% Class B Unit Value.........................        (138)               (70)
                               1.35% Class B Unit Value(b)......................      (1,868)                (7)
                               1.60% Class B Unit Value(d)......................          (4)                --

                  ALLIANCE INTERNATIONAL
                  ----------------------
                  Issued -     1.15% Class A Unit Value.........................       5,191              3,496
                               1.15% Class B Unit Value.........................         519                489
                               1.35% Class B Unit Value(b)......................       2,751                223
                               1.60% Class B Unit Value(d)......................          43                 --

            -----------------------
            (a)Units were made available for sale on January 1, 1998.
            (b)Units were made available for sale on May 1, 1998.
            (c)Units were made available for sale on January 4, 1999.
            (d)Units were made available for sale on May 1, 1999.

HE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Contributions, Transfers and Charges (Continued)

    Accumulation units issued and redeemed during the periods indicated were:


                                                                                     YEARS ENDED DECEMBER 31,
                                                                                 ----------------------------------
                                                                                       1999             1998
                                                                                 ----------------- ----------------
                  ALLIANCE INTERNATIONAL (CONT'D)                                           (IN THOUSANDS)
                  ------------------------------
                  Redeemed -   1.15% Class A Unit Value.........................     (5,337)            (3,646)
                               1.15% Class B Unit Value.........................       (543)              (336)
                               1.35% Class B Unit Value(b)......................     (2,326)               (57)
                               1.60% Class B Unit Value(d)......................         (5)                --

                  BT INTERNATIONAL EQUITY INDEX
                  -----------------------------
                  Issued -     1.15% Class B Unit Value.........................        142                280
                               1.35% Class B Unit Value(b)......................        673                245
                               1.60% Class B Unit Value(d)......................         63                 --

                  Redeemed -   1.15% Class B Unit Value.........................       (129)               (71)
                               1.35% Class B Unit Value(b)......................       (111)                (3)
                               1.60% Class B Unit Value(d)......................        (30)                --

                  MORGAN STANLEY EMERGING MARKETS EQUITY
                  --------------------------------------
                  Issued -     1.15% Class B Unit Value.........................        818                439
                               1.35% Class B Unit Value(b)......................      2,038                179
                               1.60% Class B Unit Value(d)......................        133                 --

                  Redeemed -   1.15% Class B Unit Value.........................       (590)              (154)
                               1.35% Class B Unit Value(b)......................       (948)                (2)
                               1.60% Class B Unit Value(d)......................         (7)                --

            -----------------------
            (a)Units were made available for sale on January 1, 1998.
            (b)Units were made available for sale on May 1, 1998.
            (c)Units were made available for sale on January 4, 1999.
            (d)Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Contributions, Transfers and Charges (Continued)

    Accumulation units issued and redeemed during the periods indicated were:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                ----------------------------------
                                                                                      1999             1998
                                                                                ----------------- ----------------
                  T. ROWE PRICE INTERNATIONAL STOCK                                        (IN THOUSANDS)
                  ---------------------------------
                  Issued -     1.15% Class B Unit Value.........................       353              1,552
                               1.35% Class B Unit Value(b)......................     2,580                741
                               1.60% Class B Unit Value(d)......................        37                 --

                  Redeemed -   1.15% Class B Unit Value.........................      (525)              (848)
                               1.35% Class B Unit Value(b)......................    (1,797)               (36)
                               1.60% Class B Unit Value(d)......................        --                 --

                  ALLIANCE AGGRESSIVE STOCK
                  -------------------------
                  Issued -     1.15% Class A Unit Value.........................        60                119
                               1.15% Class B Unit Value.........................        78                426
                               1.35% Class B Unit Value(b)......................       383                307
                               1.60% Class B Unit Value(d)......................        16                 --

                  Redeemed -   1.15% Class A Unit Value.........................      (307)              (279)
                               1.15% Class B Unit Value.........................      (197)              (115)
                               1.35% Class B Unit Value(b)......................      (123)               (15)
                               1.60% Class B Unit Value(d)......................        --                 --

                  ALLIANCE SMALL CAP GROWTH
                  -------------------------
                  Issued -     1.15% Class A Unit Value.........................       152                306
                               1.15% Class B Unit Value.........................       365              1,658
                               1.35% Class B Unit Value(b)......................       771                814
                               1.60% Class B Unit Value(d)......................        30                 --

            -----------------------
            (a)Units were made available for sale on January 1, 1998.
            (b)Units were made available for sale on May 1, 1998.
            (c)Units were made available for sale on January 4, 1999.
            (d)Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Contributions, Transfers and Charges (Continued)

    Accumulation units issued and redeemed during the periods indicated were:

                                                                                       YEARS ENDED DECEMBER 31,
                                                                                  -----------------------------------
                                                                                        1999              1998
                                                                                  ----------------- -----------------
                  ALLIANCE SMALL CAP GROWTH (CONT'D)                                       (IN THOUSANDS)
                  ---------------------------------
                  Redeemed -     1.15% Class A Unit Value.......................        (274)               (200)
                                 1.15% Class B Unit Value.......................        (909)               (436)
                                 1.35% Class B Unit Value(b)....................        (282)                (39)
                                 1.60% Class B Unit Value(d)....................          --                  --

                  BT SMALL COMPANY INDEX
                  ----------------------
                  Issued -       1.15% Class B Unit Value.......................         171                 283
                                 1.35% Class B Unit Value(b)....................         585                 287
                                 1.60% Class B Unit Value(d)....................          25                  --

                  Redeemed -     1.15% Class B Unit Value.......................         (81)                (39)
                                 1.35% Class B Unit Value(b)....................        (113)                 (3)
                                 1.60% Class B Unit Value(d)....................          (2)                 --

                  EQ/EVERGREEN
                  ------------
                  Issued -       1.15% Class B Unit Value(c)....................          49                  --
                                 1.35% Class B Unit Value(c)....................         160                  --
                                 1.60% Class B Unit Value(d)....................           8                  --

                  Redeemed -     1.15% Class B Unit Value(c)....................          (5)                 --
                                 1.35% Class B Unit Value(c)....................         (21)                 --
                                 1.60% Class B Unit Value(d)....................          --                  --

            -----------------------
            (a)Units were made available for sale on January 1, 1998.
            (b)Units were made available for sale on May 1, 1998.
            (c)Units were made available for sale on January 4, 1999.
            (d)Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Contributions, Transfers and Charges (Continued)

    Accumulation units issued and redeemed during the periods indicated were:

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                -----------------------------------
                                                                                      1999              1998
                                                                                ----------------- -----------------
                  MFS EMERGING GROWTH COMPANIES                                              (IN THOUSANDS)
                  ----------------------------
                  Issued -       1.15% Class B Unit Value.......................     1,445               2,234
                                 1.35% Class B Unit Value(b)....................     4,780               1,988
                                 1.60% Class B Unit Value(d)....................       390                  --

                  Redeemed -     1.15% Class B Unit Value.......................      (634)               (597)
                                 1.35% Class B Unit Value(b)....................      (608)                (46)
                                 1.60% Class B Unit Value(d)....................        (7)                 --

                  WARBURG PINCUS SMALL COMPANY
                  ----------------------------
                  Issued -       1.15% Class B Unit Value.......................       333               1,845
                                 1.35% Class B Unit Value(b)....................       712                 592
                                 1.60% Class B Unit Value(d)....................        18                  --

                  Redeemed -     1.15% Class B Unit Value.......................    (1,058)               (957)
                                 1.35% Class B Unit Value(b)....................      (300)                (32)
                                 1.60% Class B Unit Value(d)....................        --                  --

                  ALLIANCE CONSERVATIVE INVESTORS
                  -------------------------------
                  Issued -       1.15% Class A Unit Value.......................       272                 361
                                 1.15% Class B Unit Value.......................       248                 714
                                 1.35% Class B Unit Value(b)....................     2,068                 682
                                 1.60% Class B Unit Value(d)....................       222                  --

                  Redeemed -     1.15% Class A Unit Value.......................      (308)               (309)
                                 1.15% Class B Unit Value.......................      (225)               (149)
                                 1.35% Class B Unit Value(b)....................      (384)                (23)
                                 1.60% Class B Unit Value(d)....................        (6)                 --

            -----------------------
            (a)Units were made available for sale on January 1, 1998.
            (b)Units were made available for sale on May 1, 1998.
            (c)Units were made available for sale on January 4, 1999.
            (d)Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.    Contributions, Transfers and Charges (Continued)

      Accumulation units issued and redeemed during the periods indicated were:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                 -----------------------------------
                                                                                       1999              1998
                                                                                 ----------------- -----------------
                  ALLIANCE GROWTH INVESTORS                                                (IN THOUSANDS)
                  -------------------------
                  Issued -     1.15% Class A Unit Value.........................       116                162
                               1.15% Class B Unit Value.........................       258                964
                               1.35% Class B Unit Value(b)......................     1,865                715
                               1.60% Class B Unit Value(d)......................       153                 --

                  Redeemed -   1.15% Class A Unit Value.........................      (206)              (243)
                               1.15% Class B Unit Value.........................      (190)              (186)
                               1.35% Class B Unit Value(b)......................      (205)               (21)
                               1.60% Class B Unit Value(d)......................        (4)                --

                  EQ/EVERGREEN FOUNDATION
                  -----------------------
                  Issued -     1.15% Class B Unit Value(c)......................        19                 --
                               1.35% Class B Unit Value(c)......................       154                 --
                               1.60% Class B Unit Value(d)......................        46                 --

                  Redeemed -   1.15% Class B Unit Value(c)......................        (3)                --
                               1.35% Class B Unit Value(c)......................        (5)                --
                               1.60% Class B Unit Value(d)......................        (2)                --

                  MERRILL LYNCH WORLD STRATEGY
                  ----------------------------
                  Issued -     1.15% Class B Unit Value.........................        50                217
                               1.35% Class B Unit Value(b)......................       645                156
                               1.60% Class B Unit Value(d)......................        13                 --

                  Redeemed -   1.15% Class B Unit Value.........................      (112)               (49)
                               1.35% Class B Unit Value(b)......................      (512)               (16)
                               1.60% Class B Unit Value(d)......................        --                 --

            -----------------------
            (a)Units were made available for sale on January 1, 1998.
            (b)Units were made available for sale on May 1, 1998.
            (c)Units were made available for sale on January 4, 1999.
            (d)Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

4.  Contributions, Transfers and Charges (Concluded)

    Accumulation units issued and redeemed during the periods indicated were:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                 -----------------------------------
                                                                                       1999              1998
                                                                                 ----------------- -----------------
                  EQ/PUTNAM BALANCED                                                     (IN THOUSANDS)
                  -----------------
                  Issued -     1.15% Class B Unit Value.........................       263              1,342
                               1.35% Class B Unit Value(b)......................     1,991              1,261
                               1.60% Class B Unit Value(d)......................        23                 --

                  Redeemed -   1.15% Class B Unit Value.........................      (462)              (248)
                               1.35% Class B Unit Value(b)......................      (350)              (125)
                               1.60% Class B Unit Value(d)......................        (4)                --

            -----------------------
            (a)Units were made available for sale on January 1, 1998.
            (b)Units were made available for sale on May 1, 1998.
            (c)Units were made available for sale on January 4, 1999.
            (d)Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

5.  Amounts retained by Equitable Life in Separate Account No. 45

    The amount retained by Equitable Life in the Account arises principally from (1) contributions from Equitable Life, (2) mortality and expense charges, and asset-based administration charges and distribution charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by Equitable Life are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges.

    Amounts retained by Equitable Life in the Account may be transferred at any time by Equitable Life to its General Account.

    The following table shows the contributions (withdrawals) in net amounts retained by Equitable Life by investment fund:

                                                                                           YEARS ENDED DECEMBER 31,
                                                                            ----------------------------------------------------
                          VARIABLE INVESTMENT OPTION                                1999                 1998
                          --------------------------                        ----------------------------------------------------
    Alliance Intermediate Government Securities...........................        (645,073)             (293,270)
    Alliance Money Market.................................................      (1,775,382)             (908,916)
    Alliance High Yield...................................................        (570,838)             (593,703)
    Alliance Common Stock.................................................     (10,269,116)           (6,883,461)
    Alliance Growth & Income..............................................      (3,266,276)           (1,926,708)
    EQ/Alliance Premier Growth (2)........................................       2,976,093                    --
    BT Equity 500 Index...................................................      (1,529,943)             (161,967)
    Capital Guardian Research (2).........................................       6,638,708                    --
    Capital Guardian U.S. Equity (2)......................................       4,636,882                    --
    MFS Growth with Income (1)............................................         (35,065)                   --
    Alliance Equity Index.................................................         (13,379)               (2,128)
    MFS Research..........................................................        (901,077)             (329,924)
    Merrill Lynch Basic Value Equity......................................        (711,912)             (268,189)
    EQ/Putnam Growth & Income Value.......................................        (641,174)             (300,588)
    T. Rowe Price Equity Income...........................................        (791,160)             (397,541)
    Alliance Global.......................................................      (1,151,112)             (708,300)
    Alliance International................................................        (263,054)             (298,470)
    BT International Equity Index.........................................        (125,436)              (17,272)
    Morgan Stanley Emerging Markets Equity................................        (115,941)              (17,574)
    T. Rowe Price International Stock.....................................        (413,731)             (223,491)
    Alliance Aggressive Stock.............................................      (1,749,207)           (1,947,808)
    Alliance Small Cap Growth.............................................        (498,270)             (232,599)
    BT Small Company Index................................................        (106,040)              (15,197)
    EQ/Evergreen(1).......................................................         (15,489)                   --
    MFS Emerging Growth Companies.........................................      (1,688,051)             (389,504)
    Warburg Pincus Small Company Value....................................        (398,744)             (365,698)
    Alliance Conservative Investors.......................................        (799,865)             (415,465)
    Alliance Growth Investors.............................................      (2,151,627)           (1,444,473)
    EQ/Evergreen Foundation(1)............................................         (10,435)                   --
    Merrill Lynch World Strategy..........................................         (77,158)              (45,763)
    EQ/Putnam Balanced....................................................        (580,297)             (196,023)

    ----------------------
    (1) Commenced operations on January 1, 1999.
    (2) Commenced operations on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Accumulation Unit Values

    Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                                        YEARS ENDED DECEMBER 31,
                                                                      ------------------------------------------------
                                                                         1999         1998         1997          1996
                                                                      ------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES
-------------------------------------------
Class A 115bp Unit value, beginning of period........................   $15.55        $14.60       $13.77       $13.42
Class A 115bp Unit value, end of period..............................   $15.40        $15.55       $14.60       $13.77
Class B 115bp Unit value, beginning of period (b)....................   $15.49        $14.58       $13.88           --
Class B 115bp Unit value, end of period (b)..........................   $15.30        $15.49       $14.58           --
Class B 135bp Unit value, beginning of period (d)....................   $15.25        $14.59           --           --
Class B 135bp Unit value, end of period (d)..........................   $15.03        $15.25           --           --
Class B 160bp Unit value, beginning of period (f)....................   $14.85           --            --           --
Class B 160bp Unit value, end of period (f)..........................   $14.70           --            --           --
Number of units outstanding, end of period (000's):
   Class A 115bp.....................................................      451           524          413          252
   Class B 115bp.....................................................      871         1,079          345           --
   Class B 135bp.....................................................    2,057           929           --           --
   Class B 160bp.....................................................       59            --           --           --

ALLIANCE MONEY MARKET
---------------------
Class A 115bp Unit value, beginning of period........................   $26.92        $25.85       $24.81       $23.83
Class A 115bp Unit value, end of period..............................   $27.94        $26.92       $25.85       $24.81
Class B 115bp Unit value, beginning of period (a)....................   $26.85        $25.85       $25.17           --
Class B 115bp Unit value, end of period (a)..........................   $27.80        $26.85       $25.85           --
Class B 135bp Unit value, beginning of period (d)....................   $25.92        $25.31           --           --
Class B 135bp Unit value, end of period (d)..........................   $26.78        $25.92           --           --
Class B 160bp Unit value, beginning of period (f)....................   $25.03            --           --           --
Class B 160bp Unit value, end of period (f)..........................   $25.55            --           --           --
Class B 0bp Unit value, beginning of period (a)......................   $32.86        $31.27       $30.25           --
Class B 0bp Unit value, end of period (a) ...........................   $34.41        $32.86       $31.27           --
Number of units outstanding, end of period (000's):
   Class A 115bp.....................................................    1,201           839          928        1,302
   Class B 115bp.....................................................    1,548         1,193          794           --
   Class B 135bp.....................................................    2,900         1,566           --           --
   Class B 160bp.....................................................      549            --           --           --
   Class B 0bp.......................................................      346         2,031        1,178           --

---------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                            YEARS ENDED DECEMBER 31,
                                                                           ------------------------------------------------------
                                                                              1999         1998         1997            1996
                                                                           ------------------------------------------------------
ALLIANCE HIGH YIELD
-------------------
Class A 115bp Unit value, beginning of period (a)....................        $28.81       $30.73       $26.95             --
Class A 115bp Unit value, end of period (a)..........................        $27.52       $28.81       $30.73             --
Class B 115bp Unit value, beginning of period (a)....................        $28.65       $30.63       $26.91             --
Class B 115bp Unit value, end of period (a)..........................        $27.30       $28.65       $30.63             --
Class B 135bp Unit value, beginning of period (d)....................        $27.96       $31.54           --             --
Class B 135bp Unit value, end of period (d)..........................        $26.59       $27.96           --             --
Class B 160bp Unit value, beginning of period (f)....................        $27.08           --           --             --
Class B 160bp Unit value, end of period (f)..........................        $25.73           --           --             --
Number of units outstanding, end of period (000's):
   Class A 115bp.....................................................            99          173           98             --
   Class B 115bp.....................................................         1,064        1,451          505             --
   Class B 135bp.....................................................         1,539          801           --             --
   Class B 160bp.....................................................            35          --            --             --

ALLIANCE COMMON STOCK
---------------------
Class A 115bp Unit value, beginning of period (a)....................       $249.88      $195.37      $152.96        $124.52
Class A 115bp Unit value, end of period (a)..........................       $309.23      $249.88      $195.37        $152.96
Class B 115bp Unit value, beginning of period (a)....................       $248.45      $194.74      $153.35             --
Class B 115bp Unit value, end of period (a)..........................       $306.70      $248.45      $194.74             --
Class B 135bp Unit value, beginning of period (d)....................       $237.18      $211.50            --            --
Class B 135bp Unit value, end of period (d)..........................       $292.20      $237.18            --            --
Class B 160bp Unit value, beginning of period (f)....................       $241.96           --           --             --
Class B 160bp Unit value, end of period (f)..........................       $275.01           --           --             --
Number of units outstanding, end of period (000's):
   Class A 115bp.....................................................            993       1,079        1,114            494
   Class B 115bp.....................................................          1,066       1,101          519             --
   Class B 135bp.....................................................          1,434         550           --             --
   Class B 160bp.....................................................             66          --           --             --

----------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999


6.   Accumulation Unit Values (Continued)
     Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                            YEARS ENDED DECEMBER 31,
                                                                           --------------------------------------------------
                                                                              1999         1998         1997        1996
                                                                           --------------------------------------------------
ALLIANCE GROWTH & INCOME
------------------------
Class A 115bp Unit value, beginning of period........................         $21.30       $17.83       $14.23      $11.99
Class A 115bp Unit value, end of period..............................         $24.99       $21.30       $17.83      $14.23
Class B 115bp Unit value, beginning of period (a)....................         $21.22       $17.80       $14.67          --
Class B 115bp Unit value, end of period (a)..........................         $24.82       $21.22       $17.80          --
Class B 135bp Unit value, beginning of period (d)....................         $20.99       $19.99           --          --
Class B 135bp Unit value, end of period (d)..........................         $24.51       $20.99           --          --
Class B 160bp Unit value, beginning of period (e)....................         $22.87           --           --          --
Class B 160bp Unit value, end of period (e)..........................         $24.13           --           --          --
Number of units outstanding, end of period (000's):
   Class A 115bp.....................................................          3,318        3,481        3,433       1,056
   Class B 115bp.....................................................          3,857        3,845        1,829          --
   Class B 135bp.....................................................          5,956        1,853           --          --
   Class B 160bp.....................................................            342           --           --          --

EQ/ALLIANCE PREMIER GROWTH
--------------------------
Class B 115bp Unit value, beginning of period (f)....................         $10.00           --           --          --
Class B 115bp Unit value, end of period (f)..........................         $11.81           --           --          --
Class B 135bp Unit value, beginning of period (f)....................         $10.00           --           --          --
Class B 135bp Unit value, end of period (f)..........................         $11.79           --           --          --
Class B 160bp Unit value, beginning of period (f)....................         $10.00           --           --          --
Class B 160bp Unit value, end of period (f)..........................         $11.77           --           --          --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................          1,792           --           --          --
   Class B 135bp.....................................................          6,304           --           --          --
   Class B 160bp.....................................................          1,112           --           --          --

BT EQUITY 500 INDEX
-------------------
Class B 115bp Unit value, beginning of period (d)....................         $12.37       $10.00           --          --
Class B 115bp Unit value, end of period (d)..........................         $14.71       $12.37           --          --
Class B 135bp Unit value, beginning of period (d)....................         $12.34       $11.28           --          --
Class B 135bp Unit value, end of period (d)..........................         $14.65       $12.34           --          --
Class B 160bp Unit value, beginning of period (f)....................         $13.53           --           --          --
Class B 160bp Unit value, end of period (f)..........................         $14.58           --           --          --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................          3,009        2,189           --          --
   Class B 135bp.....................................................          8,708        2,426           --          --
   Class B 160bp.....................................................            385           --           --          --

--------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                            YEARS ENDED DECEMBER 31,
                                                                           ------------------------------------------------
                                                                              1999         1998      1997      1996
                                                                           ------------------------------------------------
CAPITAL GUARDIAN RESEARCH
-------------------------
Class B 115bp Unit value, beginning of period (f)....................        $10.00        --        --          --
Class B 115bp Unit value, end of period (f)..........................        $10.63        --        --          --
Class B 135bp Unit value, beginning of period (f)....................        $10.00        --        --          --
Class B 135bp Unit value, end of period (f)..........................        $10.61        --        --          --
Class B 160bp Unit value, beginning of period (f)....................        $10.00        --        --          --
Class B 160bp Unit value, end of period (f)..........................        $10.60        --        --          --
Number of units outstanding, end of period (000's):                                        --        --          --
   Class B 115bp.....................................................            20        --        --          --
   Class B 135bp.....................................................            72        --        --          --
   Class B 160bp.....................................................            13        --        --          --

CAPITAL GUARDIAN U.S. EQUITY
----------------------------
Class B 115bp Unit value, beginning of period (f)....................        $10.00        --        --          --
Class B 115bp Unit value, end of period (f)..........................        $10.29        --        --          --
Class B 135bp Unit value, beginning of period (f)....................        $10.00        --        --          --
Class B 135bp Unit value, end of period (f)..........................        $10.28        --        --          --
Class B 160bp Unit value, beginning of period (f)....................        $10.00        --        --          --
Class B 160bp Unit value, end of period (f)..........................        $10.26        --        --          --
Number of units outstanding, end of period (000's):                                        --        --          --
   Class B 115bp.....................................................             8        --        --          --
   Class B 135bp.....................................................           126        --        --          --
   Class B 160bp.....................................................            31        --        --          --

MFS GROWTH WITH INCOME
----------------------
Class B 115bp Unit value, beginning of period (e)....................        $10.00        --        --          --
Class B 115bp Unit value, end of period (e)..........................        $10.75        --        --          --
Class B 135bp Unit value, beginning of period (e)....................        $10.00        --        --          --
Class B 135bp Unit value, end of period (e)..........................        $10.72        --        --          --
Class B 160bp Unit value, beginning of period (f)....................        $10.00        --        --          --
Class B 160bp Unit value, end of period (f)..........................        $10.70        --        --          --
Number of units outstanding, end of period (000's):                                        --        --          --
   Class B 115bp.....................................................            73        --        --          --
   Class B 135bp.....................................................           550        --        --          --
   Class B 160bp.....................................................           103        --        --          --

----------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                                            YEARS ENDED DECEMBER 31,
                                                                           ---------------------------------------------------
                                                                              1999         1998         1997         1996
                                                                           ---------------------------------------------------
ALLIANCE EQUITY INDEX
---------------------
Class A 115bp Unit value, beginning of period (a)....................         $27.11        $21.41       $17.62        --
Class A 115bp Unit value, end of period (a)..........................         $32.26        $27.11       $21.41        --
Class B 115bp Unit value, beginning of period (a)....................         $26.99        $21.38       $17.62        --
Class B 115bp Unit value, end of period (a)..........................         $32.04        $26.99       $21.38        --
Class B 135bp Unit value, beginning of period (d)....................         $26.73        $24.44           --        --
Class B 135bp Unit value, end of period (d)..........................         $31.67        $26.73           --        --
Number of units outstanding, end of period (000's):
   Class A 115bp.....................................................             --            --           --        --
   Class B 115bp.....................................................             11            14            5        --
   Class B 135bp.....................................................             16             2           --        --

MFS RESEARCH
------------
Class B 115bp Unit value, beginning of period (a)....................         $14.13        $11.52       $10.00        --
Class B 115bp Unit value, end of period (a)..........................         $17.19        $14.13       $11.52        --
Class B 135bp Unit value, beginning of period (d)....................         $14.08        $13.53            --       --
Class B 135bp Unit value, end of period (d)..........................         $17.10        $14.08            --       --
Class B 160bp Unit value, beginning of period (f)....................         $14.61            --           --        --
Class B 160bp Unit value, end of period (f)..........................         $16.99            --           --        --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................          2,243         2,283        1,039        --
   Class B 135bp.....................................................          3,160         1,479           --        --
   Class B 160bp.....................................................             71            --           --        --

----------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                            YEARS ENDED DECEMBER 31,
                                                                           --------------------------------------------------
                                                                              1999         1998         1997        1996
                                                                           --------------------------------------------------
MERRILL LYNCH BASIC VALUE EQUITY
--------------------------------
Class B 115bp Unit value, beginning of period (a)....................        $12.81       $11.61        $10.00        --
Class B 115bp Unit value, end of period (a)..........................        $15.06       $12.81        $11.61        --
Class B 135bp Unit value, beginning of period (d)....................        $12.76       $13.70            --        --
Class B 135bp Unit value, end of period (d)..........................        $14.98       $12.76            --        --
Class B 160bp Unit value, beginning of period (f)....................        $15.27           --            --        --
Class B 160bp Unit value, end of period (f)..........................        $14.88           --            --        --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................         2,162        2,127           849        --
   Class B 135bp.....................................................         2,567        1,009            --        --
   Class B 160bp.....................................................           163           --            --        --

EQ/PUTNAM GROWTH & INCOME VALUE
-------------------------------
Class B 115bp Unit value, beginning of period (a)....................        $12.86       $11.53        $10.00        --
Class B 115bp Unit value, end of period (a)..........................        $12.54       $12.86        $11.53        --
Class B 135bp Unit value, beginning of period (d) ...................        $12.82       $12.86            --        --
Class B 135bp Unit value, end of period (d) .........................        $12.47       $12.82            --        --
Class B 160bp Unit value, beginning of period (f)....................        $14.25           --            --        --
Class B 160bp Unit value, end of period (f)..........................        $12.39           --            --        --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................         2,198        2,347         1,230        --
   Class B 135bp.....................................................         2,057          867            --        --
   Class B 160bp.....................................................            12

T. ROWE PRICE EQUITY INCOME
---------------------------
Class B 115bp Unit value, beginning of period (a)....................        $13.07       $12.12        $10.00        --
Class B 115bp Unit value, end of period (a)..........................        $13.38       $13.07        $12.12        --
Class B 135bp Unit value, beginning of period (d)....................        $13.02       $13.19            --        --
Class B 135bp Unit value, end of period (d)..........................        $13.30       $13.02            --        --
Class B 160bp Unit value, beginning of period (f)....................        $14.49           --            --        --
Class B 160bp Unit value, end of period (f)..........................        $13.21           --            --        --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................         2,875        3,102         1,565        --
   Class B 135bp.....................................................         2,091        1,059            --        --
   Class B 160bp.....................................................           117           --            --        --

----------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                            YEARS ENDED DECEMBER 31,
                                                                        --------------------------------------------------
                                                                           1999         1998         1997        1996
                                                                        --------------------------------------------------
ALLIANCE GLOBAL
---------------
Class A 115bp Unit value, beginning of period........................     $33.53        $27.85       $25.25      $22.29
Class A 115bp Unit value, end of period..............................     $45.91        $33.53       $27.85      $25.25
Class B 115bp Unit value, beginning of period (a)....................     $33.34        $27.76       $24.87          --
Class B 115bp Unit value, end of period (a)..........................     $45.54        $33.34       $27.76          --
Class B 135bp Unit value, beginning of period (d)....................     $32.58        $31.57           --          --
Class B 135bp Unit value, end of period (d)..........................     $44.41        $32.58           --          --
Class B 160bp Unit value, beginning of period (f)....................     $34.60            --           --          --
Class B 160bp Unit value, end of period (f)..........................     $43.04            --           --          --
Number of units outstanding, end of period (000's):
   Class A 115bp.....................................................        898           971        1,074         609
   Class B 115bp.....................................................        722           668          308          --
   Class B 135bp.....................................................      1,361           354           --          --
   Class B 160bp.....................................................         97            --           --          --

ALLIANCE INTERNATIONAL
----------------------
Class A 115bp Unit value, beginning of period........................     $12.54        $11.48       $11.98      $11.03
Class A 115bp Unit value, end of period..............................     $17.08        $12.54       $11.48      $11.98
Class B 115bp Unit value, beginning of period (a)....................     $12.49        $11.46       $11.86          --
Class B 115bp Unit value, end of period (a)..........................     $16.97        $12.49       $11.46          --
Class B 135bp Unit value, beginning of period (d)....................     $12.40        $13.41           --          --
Class B 135bp Unit value, end of period (d)..........................     $16.81        $12.40           --          --
Class B 160bp Unit value, beginning of period (f)....................     $12.86            --           --          --
Class B 160bp Unit value, end of period (f)..........................     $16.61            --           --          --
Number of units outstanding, end of period (000's):
   Class A 115bp.....................................................        855         1,001        1,151         717
   Class B 115bp.....................................................        414           438          285          --
   Class B 135bp.....................................................        591           166           --          --
   Class B 160bp.....................................................         38            --           --          --

----------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                       YEARS ENDED DECEMBER 31,
                                                                        ---------------------------------------------------
                                                                           1999         1998         1997         1996
                                                                        ---------------------------------------------------
BT INTERNATIONAL EQUITY INDEX
-----------------------------
Class B 115bp Unit value, beginning of period (c)....................       $11.87       $10.00           --        --
Class B 115bp Unit value, end of period (c)..........................       $14.96       $11.87           --        --
Class B 135bp Unit value, beginning of period (d)....................       $11.85       $11.50           --        --
Class B 135bp Unit value, end of period (d)..........................       $14.90       $11.85           --        --
Class B 160bp Unit value, beginning of period (f)....................       $12.39           --           --        --
Class B 160bp Unit value, end of period (f)..........................       $14.82           --           --        --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................          222          209           --        --
   Class B 135bp.....................................................          804          242           --        --
   Class B 160bp.....................................................           33           --           --        --

MORGAN STANLEY EMERGING MARKETS EQUITY
--------------------------------------
Class B 115bp Unit value, beginning of period (b)....................        $5.73        $7.95       $10.00        --
Class B 115bp Unit value, end of period (b)..........................       $11.09        $5.73        $7.95        --
Class B 135bp Unit value, beginning of period (d)....................        $5.72        $8.23           --        --
Class B 135bp Unit value, end of period (d)..........................       $11.04        $5.72           --        --
Class B 160bp Unit value, beginning of period (f)....................        $7.11           --           --        --
Class B 160bp Unit value, end of period (f)..........................       $10.97           --           --        --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................          795          567          282        --
   Class B 135bp.....................................................        1,267          177           --        --
   Class B 160bp.....................................................          126           --           --        --

T. ROWE PRICE INTERNATIONAL STOCK
---------------------------------
Class B 115bp Unit value, beginning of period (a)....................       $10.98        $9.77       $10.00        --
Class B 115bp Unit value, end of period (a)..........................       $14.32       $10.98        $9.77        --
Class B 135bp Unit value, beginning of period (d)....................       $10.95       $11.13           --        --
Class B 135bp Unit value, end of period (d)..........................       $14.24       $10.95           --        --
Class B 160bp Unit value, beginning of period (f)....................       $11.34           --           --        --
Class B 160bp Unit value, end of period (f)..........................       $14.15           --           --        --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................        1,823        1,995        1,291        --
   Class B 135bp.....................................................        1,488          705           --        --
   Class B 160bp.....................................................           37           --           --        --

----------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
6.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                            YEARS ENDED DECEMBER 31,
                                                                           --------------------------------------------------
                                                                              1999         1998         1997        1996
                                                                           --------------------------------------------------
ALLIANCE AGGRESSIVE STOCK
-------------------------
Class A 115bp Unit value, beginning of period........................         $71.60       $72.23        $65.94      $54.59
Class A 115bp Unit value, end of period..............................         $84.11       $71.60        $72.23      $65.94
Class B 115bp Unit value, beginning of period (a)....................         $71.21       $72.00        $62.84          --
Class B 115bp Unit value, end of period (a)..........................         $83.44       $71.21        $72.00          --
Class B 135bp Unit value, beginning of period (d)....................         $69.37       $79.87            --          --
Class B 135bp Unit value, end of period (d)..........................         $81.12       $69.37            --          --
Class B 160bp Unit value, beginning of period (f)....................         $73.89           --            --          --
Class B 160bp Unit value, end of period (f)..........................         $78.30           --            --          --
Number of units outstanding, end of period (000's):
   Class A 115bp.....................................................            854        1,101         1,261         620
   Class B 115bp.....................................................            561          680           369          --
   Class B 135bp.....................................................            553          293            --          --
   Class B 160bp.....................................................             16           --            --          --

ALLIANCE SMALL CAP GROWTH FUND
------------------------------
Class A 115bp Unit value, beginning of period (a)....................         $11.90       $12.57        $10.00          --
Class A 115bp Unit value, end of period (a)..........................         $15.04       $11.90        $12.57          --
Class B 115bp Unit value, beginning of period (a)....................         $11.86       $12.55        $10.00          --
Class B 115bp Unit value, end of period (a)..........................         $14.96       $11.86        $12.55          --
Class B 135bp Unit value, beginning of period (d)....................         $11.82       $14.29            --          --
Class B 135bp Unit value, end of period (d)..........................         $14.88       $11.82            --          --
Class B 160bp Unit value, beginning of period (f)....................         $10.66           --            --          --
Class B 160bp Unit value, end of period (f)..........................         $14.78           --            --          --
Number of units outstanding, end of period (000's):
   Class A 115bp.....................................................            192          314           208          --
   Class B 115bp.....................................................          1,762        2,306         1,084          --
   Class B 135bp.....................................................          1,264          775            --          --
   Class B 160bp.....................................................             30           --            --          --

----------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                         YEARS ENDED DECEMBER 31,
                                                                        --------------------------------------------------
                                                                           1999         1998         1997         1996
                                                                        --------------------------------------------------
BT SMALL COMPANY INDEX (B)
-------------------------
Class B 115bp Unit value, beginning of period (c)....................       $9.66        $10.00          --         --
Class B 115bp Unit value, end of period (c)..........................      $11.52         $9.66          --         --
Class B 135bp Unit value, beginning of period (d)....................       $9.64        $10.97          --         --
Class B 135bp Unit value, beginning of period (d)....................      $11.48         $9.64          --         --
Class B 160bp Unit value, beginning of period (f)....................       $9.82            --          --         --
Class B 160bp Unit value, end of period (f)..........................      $11.42            --          --         --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................         334           244          --         --
   Class B 135bp.....................................................         756           284          --         --
   Class B 160bp.....................................................          23            --          --         --

EQ/EVERGREEN
------------
Class B 115bp Unit value, beginning of period (e)....................      $10.00            --          --         --
Class B 115bp Unit value, end of period (e)..........................      $10.84            --          --         --
Class B 135bp Unit value, beginning of period (e)....................      $10.00            --          --         --
Class B 135bp Unit value, end of period (e)..........................      $10.82            --          --         --
Class B 160bp Unit value, beginning of period (f)....................      $10.00            --          --         --
Class B 160bp Unit value, end of period (f)..........................      $10.80            --          --         --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................          44            --          --         --
   Class B 135bp.....................................................         139            --          --         --
   Class B 160bp.....................................................           8            --          --         --

MFS EMERGING GROWTH
-------------------
Class B 115bp Unit value, beginning of period (a)....................      $16.16        $12.15      $10.00         --
Class B 115bp Unit value, end of period (a)..........................      $27.74        $16.16      $12.15         --
Class B 135bp Unit value, beginning of period (d)....................      $16.10        $14.42          --         --
Class B 135bp Unit value, end of period (d)..........................      $27.59        $16.10          --         --
Class B 160bp Unit value, beginning of period (f)....................      $16.99            --          --         --
Class B 160bp Unit value, end of period (f)..........................      $27.40            --          --         --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................       3,430         2,619         982         --
   Class B 135bp.....................................................       6,114         1,942          --         --
   Class B 160bp.....................................................         383            --          --         --

----------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999

6.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for a unit outstanding throughout the period shown.

                                                                                          YEARS ENDED DECEMBER 31,
                                                                           ----------------------------------------------------
                                                                              1999         1998         1997          1996
                                                                           ----------------------------------------------------
WARBURG PINCUS SMALL COMPANY VALUE FUND
---------------------------------------
Class B 115bp Unit value, beginning of period (a)....................        $10.52        $11.82        $10.00          --
Class B 115bp Unit value, end of period (a)..........................        $10.58        $10.52        $11.82          --
Class B 135bp Unit value, beginning of period (d)....................        $10.48        $12.72            --          --
Class B 135bp Unit value, end of period (d)..........................        $10.53        $10.48            --          --
Class B 160bp Unit value, beginning of period (f)....................        $10.02            --            --          --
Class B 160bp Unit value, end of period (f)..........................        $10.45            --            --          --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................         2,259        2,984          2,096          --
   Class B 135bp.....................................................           972          560             --          --
   Class B 160bp.....................................................            18           --             --          --

ALLIANCE CONSERVATIVE INVESTORS
-------------------------------
Class A 115bp Unit value, beginning of period........................        $21.68        $19.26        $17.21      $16.55
Class A 115bp Unit value, end of period..............................        $23.61        $21.68        $19.26      $17.21
Class B 115bp Unit value, beginning of period (a)....................        $21.60        $19.23        $17.33          --
Class B 115bp Unit value, end of period (a)..........................        $23.45        $21.60        $19.23          --
Class B 135bp Unit value, beginning of period (d)....................        $21.20        $20.06           --           --
Class B 135bp Unit value, end of period (d)..........................        $22.97        $21.20           --           --
Class B 160bp Unit value, beginning of period (f)....................        $21.41            --           --           --
Class B 160bp Unit value, end of period (f)..........................        $22.38            --           --           --
Number of units outstanding, end of period (000's):
   Class A 115bp.....................................................           829           865           813         457
   Class B 115bp.....................................................           883           860           295          --
   Class B 135bp.....................................................         2,343           659           --           --
   Class B 160bp.....................................................           216            --           --           --

----------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1999
6.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                         YEARS ENDED DECEMBER 31,
                                                                         --------------------------------------------------
                                                                            1999         1998         1997        1996
                                                                         --------------------------------------------------
ALLIANCE GROWTH INVESTORS
-------------------------
Class A 115bp Unit value, beginning of period........................      $35.70        30.31         $26.26     $23.59
Class A 115bp Unit value, end of period..............................      $44.67        35.70         $30.31     $26.26
Class B 115bp Unit value, beginning of period (a)....................      $35.50        30.22         $26.23         --
Class B 115bp Unit value, end of period (a)..........................      $44.31        35.50         $30.22         --
Class B 135bp Unit value, beginning of period (d)....................      $34.84        32.93             --         --
Class B 135bp Unit value, end of period (d)..........................      $43.40        34.84             --         --
Class B 160bp Unit value, beginning of period (f)....................      $36.95           --             --         --
Class B 160bp Unit value, end of period (f)..........................      $42.29           --             --         --
Number of units outstanding, end of period (000's):
   Class A 115bp.....................................................       1,425        1,515          1,596        914
   Class B 115bp.....................................................       1,427        1,359            581         --
   Class B 135bp.....................................................       2,354          694             --         --
   Class B 160bp.....................................................         149           --             --         --

EQ/EVERGREEN FOUNDATION
-----------------------
Class B 115bp Unit value, beginning of period (e)....................      $10.00           --             --         --
Class B 115bp Unit value, end of period (e)..........................      $10.61           --             --         --
Class B 135bp Unit value, beginning of period (e)....................      $10.00           --             --         --
Class B 135bp Unit value, end of period (e)..........................      $10.59           --             --         --
Class B 160bp Unit value, beginning of period (f)....................      $10.00           --             --         --
Class B 160bp Unit value, end of period (f)..........................      $10.56           --             --         --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................          16           --             --         --
   Class B 135bp.....................................................         149           --             --         --
   Class B 160bp.....................................................          44           --             --         --

----------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
DECEMBER 31, 1999

6.  Accumulation Unit Values (Concluded)

    Shown below is accumulation unit value information for a unit outstanding throughout the period shown.


                                                                                         YEARS ENDED DECEMBER 31,
                                                                         --------------------------------------------------
                                                                            1999         1998         1997        1996
                                                                         --------------------------------------------------
MERRILL LYNCH WORLD STRATEGY
----------------------------
Class B 115bp Unit value, beginning of period (a)....................    $10.97          $10.39       $10.00         --
Class B 115bp Unit value, end of period (a)..........................    $13.16          $10.97       $10.39         --
Class B 135bp Unit value, beginning of period (d)....................    $10.94          $11.31           --         --
Class B 135bp Unit value, end of period (d)..........................    $13.09          $10.94           --         --
Class B 160bp Unit value, beginning of period (f)....................    $11.32              --           --         --
Class B 160bp Unit value, end of period (f)..........................    $13.00              --           --         --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................       340             402          232         --
   Class B 135bp.....................................................       273             140           --         --
   Class B 160bp.....................................................        13              --           --         --

EQ/PUTNAM BALANCED
------------------
Class B 115bp Unit value, beginning of period (a)....................    $12.56          $11.36       $10.00         --
Class B 115bp Unit value, end of period (a)..........................    $12.42          $12.56       $11.36         --
Class B 135bp Unit value, beginning of period (d)....................    $12.51          $12.29           --         --
Class B 135bp Unit value, end of period (d)..........................    $12.35          $12.51           --         --
Class B 160bp Unit value, beginning of period (f)....................    $13.48              --           --         --
Class B 160bp Unit value, end of period (f)..........................    $12.27              --           --         --
Number of units outstanding, end of period (000's):
   Class B 115bp.....................................................     1,426           1,625          531         --
   Class B 135bp.....................................................     2,777           1,136           --         --
   Class B 160bp.....................................................        19              --           --         --

----------------------
(a) Units were made available for sale on May 1, 1997.
(b) Units were made available for sale on August 20, 1997.
(c) Units were made available for sale on January 1, 1998.
(d) Units were made available for sale on May 1, 1998.
(e) Units were made available for sale on January 4, 1999.
(f) Units were made available for sale on May 1, 1999.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
New York, New York
February 1, 2000

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 1999 AND 1998

                                                                                    1999                 1998
                                                                               -------------        --------------
                                                                                          (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities:
    Available for sale, at estimated fair value.............................   $    18,599.7        $    18,993.7
    Held to maturity, at amortized cost.....................................           133.2                125.0
  Mortgage loans on real estate.............................................         3,270.0              2,809.9
  Equity real estate........................................................         1,160.2              1,676.9
  Policy loans..............................................................         2,257.3              2,086.7
  Other equity investments..................................................           671.2                713.3
  Investment in and loans to affiliates.....................................         1,201.8                928.5
  Other invested assets.....................................................           911.6                808.2
                                                                               -------------        -------------
      Total investments.....................................................        28,205.0             28,142.2
Cash and cash equivalents...................................................           628.0              1,245.5
Deferred policy acquisition costs...........................................         4,033.0              3,563.8
Other assets................................................................         3,868.3              3,054.6
Closed Block assets.........................................................         8,607.3              8,632.4
Separate Accounts assets....................................................        54,453.9             43,302.3
                                                                               -------------        -------------

TOTAL ASSETS................................................................   $    99,795.5        $    87,940.8
                                                                               =============        =============

LIABILITIES
Policyholders' account balances.............................................   $    21,351.4        $    20,857.5
Future policy benefits and other policyholders' liabilities.................         4,777.6              4,726.4
Short-term and long-term debt...............................................         1,407.9              1,181.7
Other liabilities...........................................................         3,133.6              3,474.3
Closed Block liabilities....................................................         9,025.0              9,077.0
Separate Accounts liabilities...............................................        54,332.5             43,211.3
                                                                               -------------        -------------
      Total liabilities.....................................................        94,028.0             82,528.2
                                                                               -------------        -------------

Commitments and contingencies (Notes 11, 13, 14, 15 and 16)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value 2.0 million shares authorized, issued
  and outstanding...........................................................             2.5                  2.5
Capital in excess of par value..............................................         3,557.2              3,110.2
Retained earnings...........................................................         2,600.7              1,944.1
Accumulated other comprehensive (loss) income...............................          (392.9)               355.8
                                                                               -------------        -------------
      Total shareholder's equity............................................         5,767.5              5,412.6
                                                                               -------------        -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................   $    99,795.5        $    87,940.8
                                                                               =============        =============









                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product policy fee
  income......................................................   $    1,257.5       $     1,056.2      $       950.6
Premiums......................................................          558.2               588.1              601.5
Net investment income.........................................        2,240.9             2,228.1            2,282.8
Investment (losses) gains, net................................          (96.9)              100.2              (45.2)
Commissions, fees and other income............................        2,177.9             1,503.0            1,227.2
Contribution from the Closed Block............................           86.4                87.1              102.5
                                                                 ------------       -------------      -------------

      Total revenues..........................................        6,224.0             5,562.7            5,119.4
                                                                 ------------       -------------      -------------

BENEFITS AND OTHER DEDUCTIONS
Interest credited to policyholders' account balances..........        1,078.2             1,153.0            1,266.2
Policyholders' benefits.......................................        1,038.6             1,024.7              978.6
Other operating costs and expenses............................        2,797.3             2,201.2            2,203.9
                                                                 ------------       -------------      -------------

      Total benefits and other deductions.....................        4,914.1             4,378.9            4,448.7
                                                                 ------------       -------------      -------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,309.9             1,183.8              670.7
Federal income taxes..........................................          332.0               353.1               91.5
Minority interest in net income of consolidated subsidiaries..          199.4               125.2               54.8
                                                                 ------------       -------------      -------------
Earnings from continuing operations...........................          778.5               705.5              524.4
Discontinued operations, net of Federal income taxes..........           28.1                 2.7              (87.2)
                                                                 ------------       -------------      -------------
Net Earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ============       =============      =============







                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                 ------------       -------------      -------------

Capital in excess of par value, beginning of year.............        3,110.2             3,105.8            3,105.8
Additional capital in excess of par value.....................          447.0                 4.4                -
                                                                 ------------       -------------      -------------
Capital in excess of par value, end of year...................        3,557.2             3,110.2            3,105.8
                                                                 ------------       -------------      -------------

Retained earnings, beginning of year..........................        1,944.1             1,235.9              798.7
Net earnings..................................................          806.6               708.2              437.2
Dividend paid to the Holding Company..........................         (150.0)                -                  -
                                                                 ------------       -------------      -------------
Retained earnings, end of year................................        2,600.7             1,944.1            1,235.9
                                                                 ------------       -------------      -------------

Accumulated other comprehensive income,
  beginning of year...........................................          355.8               516.3              177.0
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
Accumulated other comprehensive (loss) income, end of year....         (392.9)              355.8              516.3
                                                                 ------------       -------------      -------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    5,767.5       $     5,412.6      $     4,860.5
                                                                 ============       =============      ============

COMPREHENSIVE INCOME
Net earnings..................................................   $      806.6       $       708.2      $       437.2
                                                                 ------------       -------------      -------------
Change in unrealized (losses) gains, net of reclassification
  adjustment..................................................         (776.9)             (149.5)             343.7
Minimum pension liability adjustment..........................           28.2               (11.0)              (4.4)
                                                                 ------------       -------------      -------------
Other comprehensive (loss) income.............................         (748.7)             (160.5)             339.3
                                                                 ------------       -------------      -------------
COMPREHENSIVE INCOME..........................................   $       57.9       $       547.7      $       776.5
                                                                 ============       =============      ============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                                      1999               1998               1997
                                                                 ------------       -------------      -------------
                                                                                    (IN MILLIONS)

Net earnings..................................................   $      806.6       $       708.2      $       437.2
Adjustments to reconcile net earnings to net cash
  provided by operating activities:
  Interest credited to policyholders' account balances........        1,078.2             1,153.0            1,266.2
  Universal life and investment-type product
    policy fee income.........................................       (1,257.5)           (1,056.2)            (950.6)
  Investment losses (gains)...................................           96.9              (100.2)              45.2
  Change in Federal income tax payable........................          157.4               123.1              (74.4)
  Change in property and equipment............................         (256.3)              (81.8)              (9.6)
  Change in deferred acquisition costs........................         (260.7)             (314.0)            (220.7)
  Other, net..................................................         (168.8)               70.9              399.7
                                                                 ------------       -------------      -------------

Net cash provided by operating activities.....................          195.8               503.0              893.0
                                                                 ------------       -------------      -------------

Cash flows from investing activities:
  Maturities and repayments...................................        2,019.0             2,289.0            2,702.9
  Sales.......................................................        7,572.9            16,972.1           10,385.9
  Purchases...................................................      (10,737.3)          (18,578.5)         (13,205.4)
  (Increase) decrease in short-term investments...............         (178.3)              102.4             (555.0)
  Decrease in loans to discontinued operations................            -                 660.0              420.1
  Sale of subsidiaries........................................            -                   -                261.0
  Other, net..................................................         (134.8)             (341.8)            (612.6)
                                                                 ------------       -------------      -------------

Net cash (used) provided by investing activities..............       (1,458.5)            1,103.2             (603.1)
                                                                 ------------       -------------      -------------

Cash flows from financing activities: Policyholders'
  account balances:
    Deposits..................................................        2,366.2             1,508.1            1,281.7
    Withdrawals...............................................       (1,765.8)           (1,724.6)          (1,886.8)
  Net increase (decrease) in short-term financings............          378.2              (243.5)             419.9
  Repayments of long-term debt................................          (41.3)              (24.5)            (196.4)
  Payment of obligation to fund accumulated deficit of
    discontinued operations...................................            -                 (87.2)             (83.9)
  Dividend paid to the Holding Company........................         (150.0)                -                  -
  Other, net..................................................         (142.1)              (89.5)             (62.7)
                                                                 ------------       -------------      -------------

Net cash provided (used) by financing activities..............          645.2              (661.2)            (528.2)
                                                                 ------------       -------------      -------------

Change in cash and cash equivalents...........................         (617.5)              945.0             (238.3)
Cash and cash equivalents, beginning of year..................        1,245.5               300.5              538.8
                                                                 ------------       -------------      -------------

Cash and Cash Equivalents, End of Year........................   $      628.0       $     1,245.5      $       300.5
                                                                 ============       =============      =============

Supplemental cash flow information
  Interest Paid...............................................   $       92.2       $       130.7      $       217.1
                                                                 ============       =============      =============
  Income Taxes Paid...........................................   $      116.5       $       254.3      $       170.0
                                                                 ============       =============      =============




                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)   ORGANIZATION

     The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiaries, Equitable of Colorado ("EOC"), and, prior to December 31, 1996, Equitable Variable Life Insurance Company ("EVLICO"). Effective January 1, 1997, EVLICO was merged into Equitable Life. Equitable Life's investment management business, which comprises the Investment Services segment, is conducted principally by Alliance Capital Management L.P. ("Alliance"), and Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate. AXA, a French holding company for an international group of insurance and related financial services companies, is the Holding Company's largest shareholder, owning approximately 58.0% at December 31, 1999 (53.0% if all securities convertible into, and options on, common stock were to be converted or exercised).

     On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. Equitable Life will continue to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution and its subsidiaries begin to assume responsibility for providing financial advisory services, product distribution and customer relationship management.

     The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

     The Investment Services segment includes Alliance and the results of DLJ which are accounted for on an equity basis. In 1999, Alliance reorganized into Alliance Capital Management Holding L.P. ("Alliance Holding") and Alliance (the "Reorganization"). Alliance Holding's principal asset is its interest in Alliance and it functions as a holding entity through which holders of its publicly traded units own an indirect interest in the operating partnership. The Company exchanged substantially all of its Alliance Holding units for units in Alliance ("Alliance Units"). As a result of the reorganization, the Company was the beneficial owner of approximately 2% of Alliance Holding and 56% of Alliance. Alliance provides diversified investment fund management services to a variety of institutional clients, including pension funds, endowments, and foreign financial institutions, as well as to individual investors, principally through a broad line of mutual funds. This segment includes institutional Separate Accounts which provide various investment options for large group pension clients, primarily deferred benefit contribution plans, through pooled or single group accounts. At December 31, 1999, Equitable Life has a 31.7% ownership interest in DLJ. DLJ's businesses include securities underwriting, sales and trading, merchant banking, financial advisory services, investment research, venture capital, correspondent brokerage services, online interactive brokerage services and asset management. DLJ serves institutional, corporate, governmental and individual clients both domestically and internationally. Through June 10, 1997, this segment also includes Equitable Real Estate Investment Management Inc. ("EREIM") which was sold. EREIM provided real estate investment management services, property management services, mortgage servicing and loan asset management, and agricultural investment management.

2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation and Principles of Consolidation
     -----------------------------------------------------

     The accompanying consolidated financial statements are prepared in conformity with generally accepted accounting principles ("GAAP") which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     The accompanying consolidated financial statements include the accounts of Equitable Life and certain of its subsidiaries engaged in insurance related business (collectively, the "Insurance Group"); other subsidiaries, principally Alliance and through June 10, 1997, EREIM (see Note 5); and those partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest (collectively, including its consolidated subsidiaries, the "Company"). The Company's investment in DLJ is reported on the equity basis of accounting. Closed Block assets, liabilities and results of operations are presented in the consolidated financial statements as single line items (see Note 7). Unless specifically stated, all other footnote disclosures contained herein exclude the Closed Block related amounts.

     All significant intercompany transactions and balances except those with the Closed Block, DLJ and discontinued operations (see Note 8) have been eliminated in consolidation. The years "1999," "1998" and "1997" refer to the years ended December 31, 1999, 1998 and 1997, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 1999 presentation.

     Closed Block
     ------------

     On July 22, 1992, Equitable Life established the Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

     Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

     Discontinued Operations
     -----------------------

     Discontinued operations at December 31, 1999, principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance each quarter and believes the allowance for future losses at December 31, 1999 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of Discontinued Operations Investment Assets. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result (see Note 8).

     Accounting Changes
     ------------------

     In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. The Company applied the provisions of SOP 98-1 prospectively effective January 1, 1998. The adoption of SOP 98-1 did not have a material impact on the Company's consolidated financial statements. Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

     New Accounting Pronouncements
     -----------------------------

     In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. It requires all derivatives to be recognized on the balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on its intended use. Derivatives not used in hedging activities must be adjusted to fair value through earnings. Changes in the fair value of derivatives used in hedging activities will, depending on the nature of the hedge, either be offset in earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in other comprehensive income until the hedged item affects earnings. For all hedging activities, the ineffective portion of a derivative's change in fair value will be immediately recognized in earnings. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133," which defers the effective date of SFAS No. 133 to all fiscal quarters of all fiscal years beginning after June 15, 2000. The Company expects to adopt SFAS No. 133 effective January 1, 2001. Adjustments resulting from initial adoption of the new requirements will be reported in a manner similar to the cumulative effect of a change in accounting principle and will be reflected in net income or accumulated other comprehensive income based upon existing hedging relationships, if any. Management currently is assessing the impact of adoption. However, Alliance's adoption of the new requirements is not expected to have a significant impact on the Company's consolidated balance sheet or statement of earnings. Also, since most of DLJ's derivatives are carried at fair values, the Company's consolidated earnings and financial position are not expected to be significantly affected by DLJ's adoption of the new requirements.

     Valuation of Investments
     ------------------------

     Fixed maturities identified as available for sale are reported at estimated fair value. Fixed maturities, which the Company has both the ability and the intent to hold to maturity, are stated principally at amortized cost. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

     Valuation allowances are netted against the asset categories to which they apply.

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

     Policy loans are stated at unpaid principal balances.

     Partnerships and joint venture interests in which the Company does not have control or a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

     Equity securities, comprised of common stock classified as both trading and available for sale securities, are carried at estimated fair value and are included in other equity investments.

     Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

     Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

     All securities are recorded in the consolidated financial statements on a trade date basis.

     Net Investment Income, Investment Gains, Net and Unrealized Investment
     ----------------------------------------------------------------------
     Gains (Losses)
     --------------

     Net investment income and realized investment gains (losses) (collectively, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are reflected as interest credited to policyholders' account balances.

     Realized investment gains (losses) are determined by specific identification and are presented as a component of revenue. Changes in valuation allowances are included in investment gains (losses).

     Unrealized gains (losses) on publicly-traded common equity securities classified as trading securities are reflected in net investment income. Unrealized investment gains (losses) on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to discontinued operations, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

     Recognition of Insurance Income and Related Expenses
     ----------------------------------------------------

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in force or, for annuities, the amount of expected future benefit payments.

     Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

     For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group (periods ranging from 25 to 35 years and 5 to 17 years, respectively) as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated other comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     As part of its asset/liability management process, in second quarter 1999, management initiated a review of the matching of invested assets to Insurance product lines given their different liability characteristics and liquidity requirements. As a result of this review, management reallocated the current and prospective interests of the various product lines in the invested assets. These asset reallocations and the related changes in investment yields by product line, in turn, triggered a review of and revisions to the estimated future gross profits used to determine the amortization of DAC for universal life and investment-type products. The revisions to estimated future gross profits resulted in an after-tax writedown of DAC of $85.6 million (net of a Federal income tax benefit of $46.1 million).

     For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group (40 years) as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 1999, the expected investment yield, excluding policy loans, generally ranged from 7.75% grading to 7.5% over a 20 year period. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

     For non-participating traditional life DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

     Policyholders' Account Balances and Future Policy Benefits
     ----------------------------------------------------------

     Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represents an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

     For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

     For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience which, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 11.5% for life insurance liabilities and from 2.25% to 8.35% for annuity liabilities.

     Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

     Claim reserves and associated liabilities for individual DI and major medical policies were $948.4 million and $951.7 million at December 31, 1999 and 1998, respectively. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical are summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Incurred benefits related to current year..........  $       150.7       $      140.1       $      132.3
     Incurred benefits related to prior years...........           64.7               84.2               60.0
                                                          -------------       ------------       ------------
     Total Incurred Benefits............................  $       215.4       $      224.3       $      192.3
                                                          =============       ============       ============

     Benefits paid related to current year..............  $        28.9       $       17.0       $       28.8
     Benefits paid related to prior years...............          189.8              155.4              146.2
                                                          -------------       ------------       ------------
     Total Benefits Paid................................  $       218.7       $      172.4       $      175.0
                                                          =============       ============       ============

     Policyholders' Dividends
     ------------------------

     The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

     At December 31, 1999, participating policies, including those in the Closed Block, represent approximately 23.0% ($47.0 billion) of directly written life insurance in force, net of amounts ceded.

     Federal Income Taxes
     --------------------

     The Company files a consolidated Federal income tax return with the Holding Company and its consolidated subsidiaries. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     Separate Accounts
     -----------------

     Separate Accounts are established in conformity with the New York State Insurance Law and generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent the value of such assets exceeds Separate Accounts liabilities.

     Assets and liabilities of the Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk, are shown as separate captions in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

     The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities. For 1999, 1998 and 1997, investment results of such Separate Accounts were $6,045.5 million, $4,591.0 million and $3,411.1 million, respectively.

     Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

     Employee Stock Option Plan
     --------------------------

     The Company accounts for stock option plans sponsored by the Holding Company, DLJ and Alliance in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, compensation expense is recorded on the date of grant only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 22 for the pro forma disclosures for the Holding Company, DLJ and Alliance required by SFAS No. 123, "Accounting for Stock-Based Compensation".

3)   INVESTMENTS

     The following tables provide additional information relating to fixed maturities and equity securities:

                                                                     GROSS               GROSS
                                                AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                   COST              GAINS              LOSSES            FAIR VALUE
                                              -------------      -------------       ------------       -------------
                                                                           (IN MILLIONS)
     DECEMBER 31, 1999
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,866.8      $       139.5       $      787.0       $    14,219.3
         Mortgage-backed....................        2,554.5                2.3               87.8             2,469.0
         U.S. Treasury, government and
           agency securities................        1,194.1               18.9               23.4             1,189.6
         States and political subdivisions..          110.0                1.4                4.9               106.5
         Foreign governments................          361.8               16.2               14.8               363.2
         Redeemable preferred stock.........          286.4                1.7               36.0               252.1
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    19,373.6      $       180.0       $      953.9       $    18,599.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       133.2      $         -         $        -         $       133.2
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......           25.5                1.5               17.8                 9.2
       Common stock trading securities......            7.2                9.1                2.2                14.1
                                              -------------      -------------       ------------       -------------
     Total Equity Securities................  $        32.7      $        10.6       $       20.0       $        23.3
                                              =============      =============       ============       =============

     December 31, 1998
     -----------------
     Fixed Maturities:
       Available for Sale:
         Corporate..........................  $    14,520.8      $       793.6       $      379.6       $    14,934.8
         Mortgage-backed....................        1,807.9               23.3                 .9             1,830.3
         U.S. Treasury, government and
           agency securities................        1,464.1              107.6                 .7             1,571.0
         States and political subdivisions..           55.0                9.9                -                  64.9
         Foreign governments................          363.3               20.9               30.0               354.2
         Redeemable preferred stock.........          242.7                7.0               11.2               238.5
                                              -------------      -------------       ------------       -------------
     Total Available for Sale...............  $    18,453.8      $       962.3       $      422.4       $    18,993.7
                                              =============      =============       ============       =============

       Held to Maturity:  Corporate.........  $       125.0      $         -         $        -         $       125.0
                                              =============      =============       ============       =============

     Equity Securities:
       Common stock available for sale......  $        58.3      $       114.9       $       22.5       $       150.7
                                              =============      =============       ============       =============

     For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines an estimated fair value using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Estimated fair values for equity securities, substantially all of which do not have a readily ascertainable market value, have been determined by the Company. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 1999 and 1998, securities without a readily ascertainable market value having an amortized cost of $3,322.2 million and $3,539.9 million, respectively, had estimated fair values of $3,177.7 million and $3,748.5 million, respectively.

     The contractual maturity of bonds at December 31, 1999 is shown below:

                                                                                     AVAILABLE FOR SALE
                                                                              -------------------------------
                                                                                AMORTIZED          ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Due in one year or less................................................  $      479.1       $      477.8
     Due in years two through five..........................................       2,991.8            2,921.2
     Due in years six through ten...........................................       7,197.9            6,813.0
     Due after ten years....................................................       5,864.0            5,666.5
     Mortgage-backed securities.............................................       2,554.4            2,469.1
                                                                              ------------       ------------
     Total..................................................................  $   19,087.2       $   18,347.6
                                                                              ============       ============

     Corporate bonds held to maturity with an amortized cost and estimated fair value of $133.2 million are due in one year or less.

     Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 1999, approximately 14.9% of the $18,344.3 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

     In addition, the Insurance Group is an equity investor in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 1999 and 1998 were $647.9 million and $562.6 million, respectively.

     Investment valuation allowances and changes thereto are shown below:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Balances, beginning of year........................  $       230.6       $      384.5       $      137.1
     Additions charged to income........................           68.2               86.2              334.6
     Deductions for writedowns and
       asset dispositions...............................         (150.2)            (240.1)             (87.2)
                                                          -------------       ------------       ------------
     Balances, End of Year..............................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     Balances, end of year comprise:
       Mortgage loans on real estate....................  $        27.5       $       34.3       $       55.8
       Equity real estate...............................          121.1              196.3              328.7
                                                          -------------       ------------       ------------
     Total..............................................  $       148.6       $      230.6       $      384.5
                                                          =============       ============       ============

     At December 31, 1999, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $152.1 million.

     The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $106.0 million and $115.1 million at December 31, 1999 and 1998, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $9.5 million, $10.3 million and $17.2 million in 1999, 1998 and 1997, respectively. Gross interest income on these loans included in net investment income aggregated $8.2 million, $8.3 million and $12.7 million in 1999, 1998 and 1997, respectively.

     Impaired mortgage loans along with the related provision for losses were as follows:

                                                                                      DECEMBER 31,
                                                                          -----------------------------------
                                                                                1999                 1998
                                                                          --------------       --------------
                                                                                      (IN MILLIONS)

     Impaired mortgage loans with provision for losses..................  $        142.4       $        125.4
     Impaired mortgage loans without provision for losses...............             2.2                  8.6
                                                                          --------------       --------------
     Recorded investment in impaired mortgage loans.....................           144.6                134.0
     Provision for losses...............................................           (23.0)               (29.0)
                                                                          --------------       --------------
     Net Impaired Mortgage Loans........................................  $        121.6       $        105.0
                                                                          ==============       ==============

     Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

     During 1999, 1998 and 1997, respectively, the Company's average recorded investment in impaired mortgage loans was $141.7 million, $161.3 million and $246.9 million. Interest income recognized on these impaired mortgage loans totaled $12.0 million, $12.3 million and $15.2 million ($0.0 million, $.9 million and $2.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 1999 and 1998, the carrying value of equity real estate held for sale amounted to $382.2 million and $836.2 million, respectively. For 1999, 1998 and 1997, respectively, real estate of $20.5 million, $7.1 million and $152.0 million was acquired in satisfaction of debt. At December 31, 1999 and 1998, the Company owned $443.9 million and $552.3 million, respectively, of real estate acquired in satisfaction of debt.

     Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years. Accumulated depreciation on real estate was $251.6 million and $374.8 million at December 31, 1999 and 1998, respectively. Depreciation expense on real estate totaled $21.8 million, $30.5 million and $74.9 million for 1999, 1998 and 1997, respectively.

4)   JOINT VENTURES AND PARTNERSHIPS

     Summarized combined financial information for real estate joint ventures (25 individual ventures at both December 31, 1999 and 1998) and for limited partnership interests accounted for under the equity method, in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater, follows:

                                                                                         DECEMBER 31,
                                                                               --------------------------------
                                                                                   1999                1998
                                                                               -------------      -------------
                                                                                         (IN MILLIONS)
      BALANCE SHEETS
      Investments in real estate, at depreciated cost........................  $       861.1      $       913.7
      Investments in securities, generally at estimated fair value...........          678.4              636.9
      Cash and cash equivalents..............................................           68.4               85.9
      Other assets...........................................................          239.3              279.8
                                                                               -------------      -------------
      Total Assets...........................................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Borrowed funds - third party...........................................  $       354.2      $       367.1
      Borrowed funds - AXA Financial.........................................           28.9               30.1
      Other liabilities......................................................          313.9              197.2
                                                                               -------------      -------------
      Total liabilities......................................................          697.0              594.4
                                                                               -------------      -------------

      Partners' capital......................................................        1,150.2            1,321.9
                                                                               -------------      -------------
      Total Liabilities and Partners' Capital................................  $     1,847.2      $     1,916.3
                                                                               =============      =============

      Equity in partners' capital included above.............................  $       316.5      $       365.6
      Equity in limited partnership interests not included above and other...          524.1              390.1
                                                                               -------------      -------------
      Carrying Value.........................................................  $       840.6      $       755.7
                                                                               =============      =============

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)
      STATEMENTS OF EARNINGS
      Revenues of real estate joint ventures.............  $       180.5       $      246.1       $      310.5
      Revenues of other limited partnership interests....          455.1              128.9              506.3
      Interest expense - third party.....................          (39.8)             (33.3)             (91.8)
      Interest expense - AXA Financial...................           (2.5)              (2.6)              (7.2)
      Other expenses.....................................         (139.0)            (197.0)            (263.6)
                                                           -------------       ------------       ------------
      Net Earnings.......................................  $       454.3       $      142.1       $      454.2
                                                           =============       ============       ============

      Equity in net earnings included above..............  $        10.5       $       44.4       $       76.7
      Equity in net earnings of limited partnership
        interests not included above.....................           76.0               37.9               69.5
      Other..............................................            -                  -                  (.9)
                                                           -------------       ------------       ------------
      Total Equity in Net Earnings.......................  $        86.5       $       82.3       $      145.3
                                                           =============       ============       ============

5)   NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

     The sources of net investment income follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $     1,499.8       $    1,489.0       $    1,459.4
     Mortgage loans on real estate......................          253.4              235.4              260.8
     Equity real estate.................................          250.2              356.1              390.4
     Other equity investments...........................          165.1               83.8              156.9
     Policy loans.......................................          143.8              144.9              177.0
     Other investment income............................          161.3              185.7              181.7
                                                          -------------       ------------       ------------

       Gross investment income..........................        2,473.6            2,494.9            2,626.2

       Investment expenses..............................         (232.7)            (266.8)            (343.4)
                                                          -------------       ------------       ------------

     Net Investment Income..............................  $     2,240.9       $    2,228.1       $    2,282.8
                                                          =============       ============       ============

     Investment (losses) gains, net, including changes in the valuation allowances, follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Fixed maturities...................................  $      (290.9)      $      (24.3)      $       88.1
     Mortgage loans on real estate......................           (3.3)             (10.9)             (11.2)
     Equity real estate.................................           (2.4)              74.5             (391.3)
     Other equity investments...........................           88.1               29.9               14.1
     Sale of subsidiaries...............................            -                 (2.6)             252.1
     Issuance and sales of Alliance Units...............            5.5               19.8                -
     Issuance and sales of DLJ common stock.............          106.0               18.2                3.0
     Other..............................................             .1               (4.4)               -
                                                          -------------       ------------       ------------
     Investment (Losses) Gains, Net.....................  $       (96.9)      $      100.2       $      (45.2)
                                                          =============       ============       ============

     Writedowns of fixed maturities amounted to $223.2 million, $101.6 million and $11.7 million for 1999, 1998 and 1997, respectively, and writedowns of equity real estate amounted to $136.4 million for 1997. In fourth quarter 1997, the Company reclassified $1,095.4 million depreciated cost of equity real estate from real estate held for the production of income to real estate held for sale. Additions to valuation allowances of $227.6 million were recorded upon these transfers. Additionally, in fourth quarter 1997, $132.3 million of writedowns on real estate held for production of income were recorded.

     For 1999, 1998 and 1997, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,138.6 million, $15,961.0 million and $9,789.7 million. Gross gains of $74.7 million, $149.3 million and $166.0 million and gross losses of $214.3 million, $95.1 million and $108.8 million, respectively, were realized on these sales. The change in unrealized investment (losses) gains related to fixed maturities classified as available for sale for 1999, 1998 and 1997 amounted to $(1,313.8) million, $(331.7) million and $513.4 million, respectively.

     On January 1, 1999, investments in publicly-traded common equity securities in the General Account portfolio within other equity investments amounting to $102.3 million were transferred from available for sale securities to trading securities. As a result of this transfer, unrealized investment gains of $83.3 million ($43.2 million net of related DAC and Federal income taxes) were recognized as realized investment gains in the consolidated statements of earnings. Net unrealized holding gains of $7.0 million were included in net investment income in the consolidated statements of earnings for 1999. These trading securities had a carrying value of $14.1 million and costs of $7.2 million at December 31, 1999.

     During 1999, DLJ completed its offering of a new class of its Common Stock to track the financial performance of DLJdirect, its online brokerage business. As a result of this offering, the Company recorded a non-cash pre-tax realized gain of $95.8 million.

     For 1999, 1998 and 1997, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $131.5 million, $136.9 million and $137.5 million, respectively.

     In 1997, Equitable Life sold EREIM (other than its interest in Column Financial, Inc.) ("ERE") to Lend Lease Corporation Limited ("Lend Lease"), for $400.0 million and recognized an investment gain of $162.4 million, net of Federal income tax of $87.4 million. Equitable Life entered into long-term advisory agreements whereby ERE continues to provide substantially the same services to Equitable Life's General Account and Separate Accounts, for substantially the same fees, as provided prior to the sale. Through June 10, 1997, the businesses sold reported combined revenues of $91.6 million and combined net earnings of $10.7 million.

     On June 30, 1997, Alliance reduced the recorded value of goodwill and contracts associated with Alliance's 1996 acquisition of Cursitor Holdings L.P. and Cursitor Holdings Limited (collectively, "Cursitor") by $120.9 million since Cursitor's business fundamentals no longer supported the carrying value of its investment. The Company's earnings from continuing operations for 1997 included a charge of $59.5 million, net of a Federal income tax benefit of $10.0 million and minority interest of $51.4 million. The remaining balance of intangible assets is being amortized over its estimated useful life of 20 years.

     Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, follow:

                                                                1999               1998                1997
                                                           -------------       ------------       ------------
                                                                               (IN MILLIONS)

      Balance, beginning of year.........................  $       384.1       $      533.6       $      189.9
      Changes in unrealized investment (losses) gains....       (1,486.6)            (242.4)             543.3
      Changes in unrealized investment losses
        (gains) attributable to:
          Participating group annuity contracts..........           24.7               (5.7)              53.2
          DAC............................................          208.6               13.2              (89.0)
          Deferred Federal income taxes..................          476.4               85.4             (163.8)
                                                           -------------       ------------       ------------
      Balance, End of Year...............................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

      Balance, end of year comprises:
        Unrealized investment (losses) gains on:
          Fixed maturities...............................  $      (773.9)      $      539.9       $      871.2
          Other equity investments.......................          (16.3)              92.4               33.7
          Other, principally Closed Block................           46.8              111.1               80.9
                                                           -------------       ------------       ------------
            Total........................................         (743.4)             743.4              985.8
        Amounts of unrealized investment gains
          attributable to:
            Participating group annuity contracts........            -                (24.7)             (19.0)
            DAC..........................................           80.8             (127.8)            (141.0)
            Deferred Federal income taxes................          269.8             (206.8)            (292.2)
                                                           -------------       ------------       ------------
      Total..............................................  $      (392.8)      $      384.1       $      533.6
                                                           =============       ============       ============

     Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

     Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Unrealized (losses) gains on investments...........  $      (392.8)      $      384.1       $      533.6
     Minimum pension liability..........................            (.1)             (28.3)             (17.3)
                                                          -------------       ------------       ------------
     Total Accumulated Other
       Comprehensive (Loss) Income......................  $      (392.9)      $      355.8       $      516.3
                                                          =============       ============       ============

     The components of other comprehensive income (loss) for the past three years follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Net unrealized (losses) gains on investment
       securities:
       Net unrealized (losses) gains arising during
         the period.....................................  $    (1,682.3)      $     (186.1)      $      564.0
       Adjustment to reclassify losses (gains)
         included in net earnings during the period.....          195.7              (56.3)             (20.7)
                                                          -------------       ------------       ------------
     Net unrealized (losses) gains on investment
         securities.....................................       (1,486.6)            (242.4)             543.3
     Adjustments for policyholder liabilities,
         DAC and deferred Federal income taxes..........          709.7               92.9             (199.6)
                                                          -------------       ------------       ------------

     Change in unrealized losses (gains), net of
         adjustments....................................         (776.9)            (149.5)             343.7
     Change in minimum pension liability................           28.2              (11.0)              (4.4)
                                                          -------------       ------------       ------------
     Total Other Comprehensive (Loss) Income............  $      (748.7)      $     (160.5)      $      339.3
                                                          =============       ============       ============

7)   CLOSED BLOCK

     Summarized financial information for the Closed Block follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                      (IN MILLIONS)
                                                                                                 <C
     BALANCE SHEETS
     Fixed Maturities:
       Available for sale, at estimated fair value (amortized cost,
         $4,144.8 and $4,149.0)...........................................  $    4,014.0         $    4,373.2
     Mortgage loans on real estate........................................       1,704.2              1,633.4
     Policy loans.........................................................       1,593.9              1,641.2
     Cash and other invested assets.......................................         194.4                 86.5
     DAC..................................................................         895.5                676.5
     Other assets.........................................................         205.3                221.6
                                                                            ------------         ------------
     Total Assets.........................................................  $    8,607.3         $    8,632.4
                                                                            ============         ============

     Future policy benefits and policyholders' account balances...........  $    9,011.7         $    9,013.1
     Other liabilities....................................................          13.3                 63.9
                                                                            ------------         ------------
     Total Liabilities....................................................  $    9,025.0         $    9,077.0
                                                                            ============         ============



                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Premiums and other revenue.........................  $       619.1       $      661.7       $      687.1
     Investment income (net of investment
       expenses of $15.8, $15.5 and $27.0)..............          574.2              569.7              574.9
     Investment (losses) gains, net.....................          (11.3)                .5              (42.4)
                                                          -------------       ------------       ------------
           Total revenues...............................        1,182.0            1,231.9            1,219.6
                                                          -------------       ------------       ------------

     Policyholders' benefits and dividends..............        1,024.7            1,082.0            1,066.7
     Other operating costs and expenses.................           70.9               62.8               50.4
                                                          -------------       ------------       ------------
           Total benefits and other deductions..........        1,095.6            1,144.8            1,117.1
                                                          -------------       ------------       ------------

     Contribution from the Closed Block.................  $        86.4       $       87.1       $      102.5
                                                          =============       ============       ============

     Impaired mortgage loans along with the related provision for losses follows:

                                                                                        DECEMBER 31,
                                                                              --------------------------------
                                                                                  1999                1998
                                                                              -------------      -------------
                                                                                        (IN MILLIONS)
     Impaired mortgage loans with provision for losses......................  $        26.8      $        55.5
     Impaired mortgage loans without provision for losses...................            4.5                7.6
                                                                              -------------      -------------
     Recorded investment in impaired mortgages..............................           31.3               63.1
     Provision for losses...................................................           (4.1)             (10.1)
                                                                              -------------      -------------
     Net Impaired Mortgage Loans............................................  $        27.2      $        53.0
                                                                              =============      =============

     During 1999, 1998 and 1997, the Closed Block's average recorded investment in impaired mortgage loans was $37.0 million, $85.5 million and $110.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.7 million and $9.4 million ($.3 million, $1.5 million and $4.1 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     Valuation allowances amounted to $4.6 million and $11.1 million on mortgage loans on real estate and $24.7 million and $15.4 million on equity real estate at December 31, 1999 and 1998, respectively. Writedowns of fixed maturities amounted to $3.5 million for 1997. Writedowns of equity real estate amounted to $28.8 million for 1997.

     In fourth quarter 1997, $72.9 million depreciated cost of equity real estate held for production of income was reclassified to equity real estate held for sale. Additions to valuation allowances of $15.4 million were recorded upon these transfers. Also in fourth quarter 1997, $28.8 million of writedowns on real estate held for production of income were recorded.

     Many expenses related to Closed Block operations are charged to operations outside of the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

8)   DISCONTINUED OPERATIONS

     Summarized financial information for discontinued operations follows:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     BALANCE SHEETS
     Mortgage loans on real estate........................................  $      454.6         $      553.9
     Equity real estate...................................................         426.6                611.0
     Other equity investments.............................................          55.8                115.1
     Other invested assets................................................          87.1                 24.9
                                                                            ------------         ------------
       Total investments..................................................       1,024.1              1,304.9
     Cash and cash equivalents............................................         164.5                 34.7
     Other assets.........................................................         213.0                219.0
                                                                            ------------         ------------
     Total Assets.........................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

     Policyholders' liabilities...........................................  $      993.3         $    1,021.7
     Allowance for future losses..........................................         242.2                305.1
     Other liabilities....................................................         166.1                231.8
                                                                            ------------         ------------
     Total Liabilities....................................................  $    1,401.6         $    1,558.6
                                                                            ============         ============

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     STATEMENTS OF EARNINGS
     Investment income (net of investment
       expenses of $49.3, $63.3 and $97.3)..............  $        98.7       $      160.4       $      188.6
     Investment (losses) gains, net.....................          (13.4)              35.7             (173.7)
     Policy fees, premiums and other income.............             .2               (4.3)                .2
                                                          -------------       ------------       ------------
     Total revenues.....................................           85.5              191.8               15.1

     Benefits and other deductions......................          104.8              141.5              169.5
     (Losses charged) earnings credited to allowance
       for future losses................................          (19.3)              50.3             (154.4)
                                                          -------------       ------------       ------------
     Pre-tax loss from operations.......................            -                  -                  -
     Pre-tax earnings from releasing (loss from
       strengthening) the allowance for future
       losses...........................................           43.3                4.2             (134.1)
     Federal income tax (expense) benefit...............          (15.2)              (1.5)              46.9
                                                          -------------       ------------       ------------
     Earnings (Loss) from Discontinued Operations.......  $        28.1       $        2.7       $      (87.2)
                                                          =============       ============       ============

     The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of the discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process which takes place in the fourth quarter of each year, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in 1999 and 1998 and strengthening of allowance in 1997.

     In fourth quarter 1997, $329.9 million depreciated cost of equity real estate was reclassified from equity real estate held for production of income to real estate held for sale. Additions to valuation allowances of $79.8 million were recognized upon these transfers. Also in fourth quarter 1997, $92.5 million of writedowns on real estate held for production of income were recognized.

     Benefits and other deductions includes $26.6 million and $53.3 million of interest expense related to amounts borrowed from continuing operations in 1998 and 1997, respectively.

     Valuation allowances of $1.9 million and $3.0 million on mortgage loans on real estate and $54.8 million and $34.8 million on equity real estate were held at December 31, 1999 and 1998, respectively. Writedowns of equity real estate were $95.7 million in 1997.

     During 1999, 1998 and 1997, discontinued operations' average recorded investment in impaired mortgage loans was $13.8 million, $73.3 million and $89.2 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.7 million, $4.7 million and $6.6 million ($.0 million, $3.4 million and $5.3 million recognized on a cash basis) for 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998, discontinued operations had real estate acquired in satisfaction of debt with carrying values of $24.1 million and $50.0 million, respectively.

9)   SHORT-TERM AND LONG-TERM DEBT

     Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                            ---------------------------------
                                                                                 1999                 1998
                                                                            ------------         ------------
                                                                                       (IN MILLIONS)
     Short-term debt......................................................  $      557.0         $      179.3
                                                                            ------------         ------------
     Long-term debt:
     Equitable Life:
       Surplus notes, 6.95% due 2005......................................         399.5                399.4
       Surplus notes, 7.70% due 2015......................................         199.7                199.7
       Other..............................................................            .4                   .3
                                                                            ------------         ------------
           Total Equitable Life...........................................         599.6                599.4
                                                                            ------------         ------------
     Wholly Owned and Joint Venture Real Estate:
       Mortgage notes, 5.43% - 9.5%, due through 2017.....................         251.3                392.2
                                                                            ------------         ------------
     Alliance:
       Other..............................................................           -                   10.8
                                                                            ------------         ------------
     Total long-term debt.................................................         850.9              1,002.4
                                                                            ------------         ------------

     Total Short-term and Long-term Debt..................................  $    1,407.9         $    1,181.7
                                                                            ============         ============

     Short-term Debt
     ---------------

     Equitable Life has a $700.0 million bank credit facility available to fund short-term working capital needs and to facilitate the securities settlement process. The credit facility consists of two types of borrowing options with varying interest rates and expires in September 2000. The interest rates are based on external indices dependent on the type of borrowing and at December 31, 1999 range from 5.76% to 8.5%. There were no borrowings outstanding under this bank credit facility at December 31, 1999.

     Equitable Life has a commercial paper program with an issue limit of $1.0 billion. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's existing $700.0 million bank credit facility. At December 31, 1999, there were $166.9 million outstanding under this program.

     Alliance has a $425.0 million five-year revolving credit facility with a group of commercial banks. Under the facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds Rate. A facility fee is payable on the total facility. During July 1999, Alliance increased the size of its commercial paper program by $200.0 million from $425.0 million for a total available limit of $625.0 million. Borrowings from the revolving credit facility and the original commercial paper program may not exceed $425.0 million in the aggregate. The revolving credit facility provides backup liquidity for commercial paper issued under

     Alliance's commercial paper program and can be used as a direct source of borrowing. The revolving credit facility contains covenants that require Alliance to, among other things, meet certain financial ratios. At December 31, 1999, Alliance had commercial paper outstanding totaling $384.7 million at an effective interest rate of 5.9%; there were no borrowings outstanding under Alliance's revolving credit facility.

     In December 1999, Alliance established a $100.0 million extendible commercial notes ("ECN") program to supplement its commercial paper program. ECN's are short-term debt instruments that do not require any back-up liquidity support.

     Long-term Debt
     --------------

     Several of the long-term debt agreements have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 1999, the Company is in compliance with all debt covenants.

     The Company has pledged real estate, mortgage loans, cash and securities amounting to $323.6 million and $640.2 million at December 31, 1999 and 1998, respectively, as collateral for certain short-term and long-term debt.

     At December 31, 1999, aggregate maturities of the long-term debt based on required principal payments at maturity was $3.0 million for 2000 and $848.7 million for 2005 and thereafter.

10)  FEDERAL INCOME TAXES

     A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Federal income tax expense (benefit):
       Current..........................................  $       174.0       $      283.3       $      186.5
       Deferred.........................................          158.0               69.8              (95.0)
                                                          -------------       ------------       ------------
     Total..............................................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Expected Federal income tax expense................  $       458.4       $      414.3       $      234.7
     Non-taxable minority interest......................          (47.8)             (33.2)             (38.0)
     Non-taxable subsidiary gains.......................          (37.1)              (6.4)               -
     Adjustment of tax audit reserves...................           27.8               16.0              (81.7)
     Equity in unconsolidated subsidiaries..............          (64.0)             (39.3)             (45.1)
     Other..............................................           (5.3)               1.7               21.6
                                                          -------------       ------------       ------------
     Federal Income Tax Expense.........................  $       332.0       $      353.1       $       91.5
                                                          =============       ============       ============

     The components of the net deferred Federal income taxes are as follows:

                                                    DECEMBER 31, 1999                  December 31, 1998
                                              -----------------------------      -----------------------------
                                                 ASSETS         LIABILITIES         Assets         Liabilities
                                              -----------      ------------      ------------      -----------
                                                                        (IN MILLIONS)
     Compensation and related benefits......  $       -        $       37.7      $      235.3      $       -
     Other..................................          -                20.6              27.8              -
     DAC, reserves and reinsurance..........          -               329.7               -              231.4
     Investments............................        115.1               -                 -              364.4
                                              -----------      ------------      ------------      -----------
     Total..................................  $     115.1      $      388.0      $      263.1      $     595.8
                                              ===========      ============      ============      ===========

     At December 31, 1999, in conjunction with the non-qualified employee benefit plans, $236.8 million in deferred tax asset was transferred to the Holding Company. See Note 12 for discussion of the benefit plans transferred.

     The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     DAC, reserves and reinsurance......................  $        83.2       $       (7.7)      $       46.2
     Investments........................................            3.2               46.8             (113.8)
     Compensation and related benefits..................           21.0               28.6                3.7
     Other..............................................           50.6                2.1              (31.1)
                                                          -------------       ------------       ------------
     Deferred Federal Income Tax
       Expense (Benefit)................................  $       158.0       $       69.8       $      (95.0)
                                                          =============       ============       ============

     The Internal Revenue Service (the "IRS") is in the process of examining the Holding Company's consolidated Federal income tax returns for the years 1992 through 1996. Management believes these audits will have no material adverse effect on the Company's results of operations.

11)  REINSURANCE AGREEMENTS

     The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability. The effect of reinsurance (excluding group life and health) is summarized as follows:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Direct premiums....................................  $       420.6       $      438.8       $      448.6
     Reinsurance assumed................................          206.7              203.6              198.3
     Reinsurance ceded..................................          (69.1)             (54.3)             (45.4)
                                                          -------------       ------------       ------------
     Premiums...........................................  $       558.2       $      588.1       $      601.5
                                                          =============       ============       ============

     Universal Life and Investment-type Product
       Policy Fee Income Ceded..........................  $        69.7       $       75.7       $       61.0
                                                          =============       ============       ============
     Policyholders' Benefits Ceded......................  $        99.6       $       85.9       $       70.6
                                                          =============       ============       ============
     Interest Credited to Policyholders' Account
       Balances Ceded...................................  $        38.5       $       39.5       $       36.4
                                                          =============       ============       ============

     Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million. All in force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

     The Insurance Group cedes 100% of its group life and health business to a third party insurer. Premiums ceded totaled $.1 million, $1.3 million and $1.6 million for 1999, 1998 and 1997, respectively. Ceded death and disability benefits totaled $44.7 million, $15.6 million and $4.3 million for 1999, 1998 and 1997, respectively. Insurance liabilities ceded totaled $510.5 million and $560.3 million at December 31, 1999 and 1998, respectively.

12)  EMPLOYEE BENEFIT PLANS

     The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

     Effective December 31, 1999, the Holding Company legally assumed primary liability from Equitable Life for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; Equitable Life remains secondarily liable. The amount of the liability associated with employee benefits transferred was $676.5 million, including $183.0 million of non-qualified pension benefit obligations and $394.1 million of postretirement benefits obligations at December 31, 1999. This transfer was recorded as a non-cash capital contribution to Equitable Life.

     Components of net periodic pension (credit) cost for the qualified and non-qualified plans follow:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)
     Service cost.......................................  $        36.7       $       33.2       $       32.5
     Interest cost on projected benefit obligations.....          131.6              129.2              128.2
     Actual return on assets............................         (189.8)            (175.6)            (307.6)
     Net amortization and deferrals.....................            7.5                6.1              166.6
                                                          -------------       ------------       ------------
     Net Periodic Pension Cost (Credit).................  $       (14.0)      $       (7.1)      $       19.7
                                                          =============       ============       ============

     The projected benefit obligations under the qualified and non-qualified pension plans were comprised of:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Benefit obligations, beginning of year.................................  $    1,933.4       $    1,801.3
     Service cost...........................................................          36.7               33.2
     Interest cost..........................................................         131.6              129.2
     Actuarial (gains) losses...............................................         (53.3)             108.4
     Benefits paid..........................................................        (123.1)            (138.7)
                                                                              ------------       ------------
     Subtotal before transfer...............................................       1,925.3            1,933.4
     Transfer of Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................        (262.5)               -
                                                                              ------------       ------------
     Benefit Obligation, End of Year........................................  $    1,662.8       $    1,933.4
                                                                              ============       ============

     The funded status of the qualified and non-qualified pension plans was as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Plan assets at fair value, beginning of year...........................  $    2,083.1       $    1,867.4
     Actual return on plan assets...........................................         369.0              338.9
     Contributions..........................................................            .1                -
     Benefits paid and fees.................................................        (108.5)            (123.2)
                                                                              ------------       ------------
     Plan assets at fair value, end of year.................................       2,343.7            2,083.1
     Projected benefit obligations..........................................       1,925.3            1,933.4
                                                                              ------------       ------------
     Excess of plan assets over projected benefit obligations...............         418.4              149.7
     Unrecognized prior service cost........................................          (5.2)              (7.5)
     Unrecognized net (gain) loss from past experience different
       from that assumed....................................................        (197.3)              38.7
     Unrecognized net asset at transition...................................           (.1)               1.5
                                                                              ------------       ------------
     Subtotal before transfer...............................................         215.8              182.4
     Transfer of Accrued Non-qualified Pension Benefit Obligation
       to the Holding Company...............................................         183.0                -
                                                                              ------------       ------------
     Prepaid Pension Cost, Net..............................................  $      398.8       $      182.4
                                                                              ============       ============

     The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $412.2 million and $363.9 million and the accrued liability for pension plans with projected benefit obligations in excess of plan assets was $13.5 million and $181.5 million at December 31, 1999 and 1998, respectively.

     The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 8.0% and 6.38%, respectively, at December 31, 1999 and 7.0% and 3.83%, respectively, at December 31, 1998. As of January 1, 1999 and 1998, the expected long-term rate of return on assets for the retirement plan was 10.0% and 10.25%, respectively.

     The Company recorded, as a reduction of shareholder's equity, an additional minimum pension liability of $.1 million, $28.3 million and $17.3 million, net of Federal income taxes, at December 31, 1999, 1998 and 1997, respectively, primarily representing the excess of the accumulated benefit obligation of the non-qualified pension plan over the accrued liability. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $325.7 million and $36.3 million, respectively, at December 31, 1999 and $309.7 million and $34.5 million, respectively, at December 31, 1998.

     Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $30.2 million, $31.8 million and $33.2 million for 1999, 1998 and 1997, respectively.

     The Company provides certain medical and life insurance benefits (collectively, "postretirement benefits") for qualifying employees, managers and agents retiring from the Company (i) on or after attaining age 55 who have at least 10 years of service or (ii) on or after attaining age 65 or (iii) whose jobs have been abolished and who have attained age 50 with 20 years of service. The life insurance benefits are related to age and salary at retirement. The costs of postretirement benefits are recognized in accordance with the provisions of SFAS No. 106. The Company continues to fund postretirement benefits costs on a pay-as-you-go basis and, for 1999, 1998 and 1997, the Company made estimated postretirement benefits payments of $29.5 million, $28.4 million and $18.7 million, respectively.

     The following table sets forth the postretirement benefits plan's status, reconciled to amounts recognized in the Company's consolidated financial statements:

                                                               1999               1998                1997
                                                         -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)

     Service cost.......................................  $         4.7       $        4.6       $        4.5
     Interest cost on accumulated postretirement
       benefits obligation..............................           34.4               33.6               34.7
     Unrecognized prior service costs...................           (7.0)               -                  -
     Net amortization and deferrals.....................            8.4                 .5                1.9
                                                         -----------------   ----------------   -----------------
     Net Periodic Postretirement Benefits Costs.........  $        40.5       $       38.7       $       41.1
                                                         =================   ================   =================

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)

     Accumulated postretirement benefits obligation, beginning
       of year..............................................................  $      490.4       $      490.8
     Service cost...........................................................           4.7                4.6
     Interest cost..........................................................          34.4               33.6
     Contributions and benefits paid........................................         (29.5)             (28.4)
     Actuarial gains........................................................         (29.0)             (10.2)
                                                                              ------------       ------------
     Accumulated postretirement benefits obligation, end of year............         471.0              490.4
     Unrecognized prior service cost........................................          26.9               31.8
     Unrecognized net loss from past experience different
       from that assumed and from changes in assumptions....................         (86.0)            (121.2)
                                                                              ------------       ------------
     Subtotal before transfer...............................................         411.9              401.0
     Transfer to the Holding Company........................................        (394.1)               -
                                                                              ------------       ------------
     Accrued Postretirement Benefits Cost...................................  $       17.8       $      401.0
                                                                              ============       ============

     Since January 1, 1994, costs to the Company for providing these medical benefits available to retirees under age 65 are the same as those offered to active employees and medical benefits will be limited to 200% of 1993 costs for all participants.

     The assumed health care cost trend rate used in measuring the accumulated postretirement benefits obligation was 7.5% in 1999, gradually declining to 4.75% in the year 2010, and in 1998 was 8.0%, gradually declining to 2.5% in the year 2009. The discount rate used in determining the accumulated postretirement benefits obligation was 8.0% and 7.0% at December 31, 1999 and 1998, respectively.

     If the health care cost trend rate assumptions were increased by 1%, the accumulated postretirement benefits obligation as of December 31, 1999 would be increased 3.55%. The effect of this change on the sum of the service cost and interest cost would be an increase of 3.91%. If the health care cost trend rate assumptions were decreased by 1% the accumulated postretirement benefits obligation as of December 31, 1999 would be decreased by 4.38%. The effect of this change on the sum of the service cost and interest cost would be a decrease of 4.96%.

13)  DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivatives
     -----------

     The Insurance Group primarily uses derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Accounting for interest rate swap transactions is on an accrual basis. Gains and losses related to interest rate swap transactions are amortized as yield adjustments over the remaining life of the underlying hedged security. Income and expense resulting from interest rate swap activities are reflected in net investment income. The notional amount of matched interest rate swaps outstanding at December 31, 1999 and 1998, respectively, was $797.3 million and $880.9 million. The average unexpired terms at December 31, 1999 ranged from two months to 5.0 years. At December 31, 1999, the cost of terminating swaps in a loss position was $1.8 million. Equitable Life maintains an interest rate cap program designed to hedge crediting rates on interest-sensitive individual annuities contracts. The outstanding notional amounts at December 31, 1999 of contracts purchased and sold were $7,575.0 million and $875.0 million, respectively. The net premium paid by Equitable Life on these contracts was $51.6 million and is being amortized ratably over the contract periods ranging from 1 to 4 years. Income and expense resulting from this program are reflected as an adjustment to interest credited to policyholders' account balances.

     DLJ enters into certain contractual agreements referred to as derivatives or off-balance-sheet financial instruments primarily for trading purposes and to provide products for its clients. DLJ performs the following activities: writing over-the-counter ("OTC") options to accommodate customer needs; trading in forward contracts in U.S. government and agency issued or guaranteed securities; trading in futures contracts on equity based indices, interest rate instruments, and currencies; and issuing structured products based on emerging market financial instruments and indices. DLJ also enters into swap agreements, primarily equity, interest rate and foreign currency swaps. DLJ is not significantly involved in commodity derivative instruments.

     Fair Value of Financial Instruments
     -----------------------------------

     The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

     Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 1999 and 1998.

     Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

     Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

     The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

     The estimated fair values for variable deferred annuities and single premium deferred annuities ("SPDA"), which are included in policyholders' account balances, are estimated by discounting the account value back from the time of the next crediting rate review to the present, at a rate equal to the excess of current estimated market rates offered on new policies over the current crediting rates.

     Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

     The following table discloses carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 7 and 8:

                                                                        DECEMBER 31,
                                             --------------------------------------------------------------------
                                                           1999                               1998
                                             ---------------------------------  ---------------------------------
                                                CARRYING         ESTIMATED         Carrying         Estimated
                                                 VALUE          FAIR VALUE          Value           Fair Value
                                             ---------------  ----------------  ---------------   ---------------
                                                                        (IN MILLIONS)
     Consolidated Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    3,270.0     $     3,239.3     $     2,809.9     $    2,961.8
     Other limited partnership interests....         647.9             647.9             562.6            562.6
     Policy loans...........................       2,257.3           2,359.5           2,086.7          2,370.7
     Policyholders' account balances -
       investment contracts.................      12,740.4          12,800.5          12,892.0         13,396.0
     Long-term debt.........................         850.9             834.9           1,002.4          1,025.2

     Closed Block Financial Instruments:
     -----------------------------------
     Mortgage loans on real estate..........  $    1,704.2     $     1,650.3     $     1,633.4     $    1,703.5
     Other equity investments...............          36.3              36.3              56.4             56.4
     Policy loans...........................       1,593.9           1,712.0           1,641.2          1,929.7
     SCNILC liability.......................          22.8              22.5              25.0             25.0

     Discontinued Operations Financial
     ---------------------------------
     Instruments:
     ------------
     Mortgage loans on real estate..........  $      454.6     $       467.0     $       553.9     $      599.9
     Fixed maturities.......................          85.5              85.5              24.9             24.9
     Other equity investments...............          55.8              55.8             115.1            115.1
     Guaranteed interest contracts..........          33.2              27.5              37.0             34.0
     Long-term debt.........................         101.9             101.9             147.1            139.8

14)  COMMITMENTS AND CONTINGENT LIABILITIES

     The Company has provided, from time to time, certain guarantees or commitments to affiliates, investors and others. These arrangements include commitments by the Company, under certain conditions: to make capital contributions of up to $59.4 million to affiliated real estate joint ventures; and to provide equity financing to certain limited partnerships of $373.8 million at December 31, 1999, under existing loan or loan commitment agreements.

     Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the satisfaction of those obligations by Equitable Life is remote.

     The Insurance Group had $24.9 million of letters of credit outstanding at December 31, 1999.

15)  LITIGATION

     The Company
     -----------

     Life Insurance and Annuity Sales Cases

     A number of lawsuits are pending as individual claims and purported class actions against Equitable Life, its subsidiary insurance company and a former insurance subsidiary. These actions involve, among other things, sales of life and annuity products for varying periods from 1980 to the present, and allege, among other things, sales practice misrepresentation primarily involving: the number of premium payments required; the propriety of a product as an investment vehicle; the propriety of a product as a replacement of an existing policy; and failure to disclose a product as life insurance. Some actions are in state courts and others are in U.S. District Courts in different jurisdictions, and are in varying stages of discovery and motions for class certification.

     In general, the plaintiffs request an unspecified amount of damages, punitive damages, enjoinment from the described practices, prohibition against cancellation of policies for non-payment of premium or other remedies, as well as attorneys' fees and expenses. Similar actions have been filed against other life and health insurers and have resulted in the award of substantial judgments, including material amounts of punitive damages, or in substantial settlements. Although the outcome of litigation cannot be predicted with certainty, particularly in the early stages of an action, the Company's management believes that the ultimate resolution of these cases should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any such litigation will have a material adverse effect on the Company's results of operations in any particular period.

     Discrimination Case

     Equitable Life is a defendant in an action, certified as a class action in September 1997, in the United States District Court for the Northern District of Alabama, Southern Division, involving alleged discrimination on the basis of race against African-American applicants and potential applicants in hiring individuals as sales agents. Plaintiffs seek a declaratory judgment and affirmative and negative injunctive relief, including the payment of back-pay, pension and other compensation. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Agent Health Benefits Case

     Equitable Life is a defendant in an action, certified as a class action in March 1999, in the United States District Court for the Northern District of California, alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. The class consists of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of unilateral contract, breach of fiduciary duty and promissory estoppel. The parties are currently engaged in discovery. Although the outcome of any litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not such matter will have a material adverse effect on the Company's results of operations in any particular period.

     Prime Property Fund Case

     In January 2000, the California Supreme Court denied the Company's petition for review of an October 1999 decision by the California Superior Court of Appeal. Such decision reversed the dismissal by the Supreme Court of Orange County, California of an action which was commenced in 1995 by a real estate developer in connection with a limited partnership formed in 1991 with the Company on behalf of Prime Property Fund ("PPF"). The Company serves as investment manager for PPF, an open-end, commingled real estate separate account of the Company for pension clients. Plaintiff alleges breach of fiduciary duty and other claims principally in connection with PPF's 1995 purchase and subsequent foreclosure of the loan which financed the partnership's property. Plaintiff seeks compensatory and punitive damages. The case has been remanded to the Superior Court for further proceedings. Although the outcome of litigation cannot be predicted with certainty, the Company's management believes that the ultimate resolution of this matter should not have a material adverse effect on the financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not this matter will have a material adverse effect on the Company's results of operations in any particular period.


     Alliance Capital
     ----------------

     In July 1995, a class action complaint was filed against Alliance North American Government Income Trust, Inc. (the "Fund"), Alliance Holding and certain other defendants affiliated with Alliance, including the Holding Company, alleging violations of Federal securities laws, fraud and breach of fiduciary duty in connection with the Fund's investments in Mexican and Argentine securities. The original complaint was dismissed in 1996; on appeal, the dismissal was affirmed. In October 1996, plaintiffs filed a motion for leave to file an amended complaint, alleging the Fund failed to hedge against currency risk despite representations that it would do so, the Fund did not properly disclose that it planned to invest in mortgage-backed derivative securities and two Fund advertisements misrepresented the risks of investing in the Fund. In October 1998, the U.S. Court of Appeals for the Second Circuit issued an order granting plaintiffs' motion to file an amended complaint alleging that the Fund misrepresented its ability to hedge against currency risk and denying plaintiffs' motion to file an amended complaint containing the other allegations. In December 1999, the United States District Court for the Southern District of New York granted the defendants' motion for summary judgment on all claims against all defendants. Later in December 1999, the plaintiffs filed motions for reconsideration of the Court's ruling. These motions are currently pending with the Court.

     In connection with the Reorganization; Alliance assumed any liabilities which Alliance Holding may have with respect to this action. Alliance and Alliance Holding believe that the allegations in the amended complaint are without merit and intend to vigorously defend against these claims. While the ultimate outcome of this matter cannot be determined at this time, management of Alliance Holding and Alliance do not expect that it will have a material adverse effect on Alliance Holding's or Alliance's results of operations or financial condition.

     DLJSC
     -----

     Donaldson, Lufkin & Jenrette Securities Corporation ("DLJSC") is a defendant along with certain other parties in a class action complaint involving the underwriting of units, consisting of notes and warrants to purchase common shares, of Rickel Home Centers, Inc. ("Rickel"), which filed a voluntary petition for reorganization pursuant to Chapter 11 of the Bankruptcy Code. The complaint seeks unspecified compensatory and punitive damages from DLJSC, as an underwriter and as an owner of 7.3% of the common stock, for alleged violation of Federal securities laws and common law fraud for alleged misstatements and omissions contained in the prospectus and registration statement used in the offering of the units. In April 1999, the complaint against DLJSC and the other defendants was dismissed. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     DLJSC is a defendant in a purported class action filed in a Texas State Court on behalf of the holders of $550 million principal amount of subordinated redeemable discount debentures of National Gypsum Corporation ("NGC"). The debentures were canceled in connection with a Chapter 11 plan of reorganization for NGC consummated in July 1993. The litigation seeks compensatory and punitive damages for DLJSC's activities as financial advisor to NGC in the course of NGC's Chapter 11 proceedings. In March 1999, the Court granted motions for summary judgment filed by DLJSC and the other defendants. The plaintiffs have appealed. DLJSC intends to defend itself vigorously against all the allegations contained in the complaint.

     In November 1998, three purported class actions were filed in the U.S. District Court for the Southern District of New York against more than 25 underwriters of initial public offering securities, including DLJSC. The complaints allege that defendants conspired to fix the "fee" paid for underwriting initial public offering securities by setting the underwriters' discount or "spread" at 7%, in violation of the Federal antitrust laws. The complaints seek treble damages in an unspecified amount and injunctive relief as well as attorneys' fees and costs. In March 1999, the plaintiffs filed a consolidated amended complaint. A motion by all defendants to dismiss the complaints on several grounds is pending. Separately, the U.S. Department of Justice has issued a Civil Investigative Demand to several investment banking firms, including DLJSC, seeking documents and information relating to "alleged" price-fixing with respect to underwriting spreads in initial public offerings. The Justice Department has not made any charges against DLJSC or the other investment banking firms. DLJSC is cooperating with the Justice Department in providing the requested information and believes that no violation of law by DLJSC has occurred.

     Although there can be no assurance, DLJ's management does not believe that the ultimate resolution of the litigations described above to which DLJSC is a party will have a material adverse effect on DLJ's consolidated financial condition. Based upon the information currently available to it, DLJ's management cannot predict whether or not such litigations will have a material adverse effect on DLJ's results of operations in any particular period.

     Other Matters

     In addition to the matters described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations.

16)  LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable leases for 2000 and the four successive years are $111.2 million, $93.3 million, $78.3 million, $71.9 million, $66.5 million and $523.7 million thereafter. Minimum future sublease rental income on these noncancelable leases for 2000 and the four successive years is $5.2 million, $4.1 million, $2.8 million, $2.8 million, $2.8 million and $23.8 million thereafter.

     At December 31, 1999, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2000 and the four successive years is $120.7 million, $113.5 million, $96.0 million, $79.7 million, $74.1 million and $354.6 million thereafter.

17)  OTHER OPERATING COSTS AND EXPENSES

     Other operating costs and expenses consisted of the following:

                                                               1999               1998                1997
                                                          -------------       ------------       ------------
                                                                              (IN MILLIONS)

     Compensation costs.................................  $     1,010.6       $      772.0       $      721.5
     Commissions........................................          549.5              478.1              409.6
     Short-term debt interest expense...................           16.7               26.1               31.7
     Long-term debt interest expense....................           76.3               84.6              121.2
     Amortization of policy acquisition costs...........          314.5              292.7              287.3
     Capitalization of policy acquisition costs.........         (709.9)            (609.1)            (508.0)
     Writedown of policy acquisition costs..............          131.7                -                  -
     Rent expense, net of sublease income...............          113.9              100.0              101.8
     Cursitor intangible assets writedown...............            -                  -                120.9
     Other..............................................        1,294.0            1,056.8              917.9
                                                          -------------       ------------       ------------
     Total..............................................  $     2,797.3       $    2,201.2       $    2,203.9
                                                         =================   ================   =================

     During 1997, the Company restructured certain operations in connection with cost reduction programs and recorded a pre-tax provision of $42.4 million. The amount paid during 1999 associated with cost reduction programs totaled $15.6 million. At December 31, 1999, the remaining liabilities associated with cost reduction programs was $8.8 million. The 1997 cost reduction program included costs related to employee termination and exit costs.

18)  INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

     Equitable Life is restricted as to the amounts it may pay as shareholder dividends. Under the New York Insurance Law, the Superintendent has broad discretion to determine whether the financial condition of a stock life insurance company would support the payment of dividends to its shareholders. For 1999, 1998 and 1997, statutory net income (loss) totaled $547.0 million, $384.4 million and ($351.7) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,570.6 million and $4,728.0 million at December 31, 1999 and 1998, respectively. In September 1999, $150.0 million in dividends were paid to the Holding Company by Equitable Life, the first such payment since Equitable Life's demutualization in 1992.

     At December 31, 1999, the Insurance Group, in accordance with various government and state regulations, had $26.8 million of securities deposited with such government or state agencies.

     The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) external and certain internal costs incurred to obtain or develop internal use computer software during the application development stage is capitalized under GAAP but expensed under SAP; (e) Federal income taxes are generally accrued under SAP based upon revenues and expenses in the Federal income tax return while under GAAP deferred taxes provide for timing differences between recognition of revenues and expenses for financial reporting and income tax purposes; (f) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; and (g) differences in the accrual methodologies for post-employment and retirement benefit plans.

19)  BUSINESS SEGMENT INFORMATION

     The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment. Management evaluates the performance of each segment based upon operating results adjusted to exclude the effect of unusual or non-recurring events and transactions and certain revenue and expense categories not related to the base operations of the particular business net of minority interest. Information for all periods is presented on a comparable basis.

     Intersegment investment advisory and other fees of approximately $75.6 million, $61.8 million and $84.1 million for 1999, 1998 and 1997, respectively, are included in total revenues of the Investment Services segment. These fees, excluding amounts related to discontinued operations of $.5 million, $.5 million and $4.2 million for 1999, 1998 and 1997, respectively, are eliminated in consolidation.

     The following tables reconcile each segment's revenues and operating earnings to total revenues and earnings from continuing operations before Federal income taxes and cumulative effect of accounting change as reported on the consolidated statements of earnings and the segments' assets to total assets on the consolidated balance sheets, respectively.

                                                               INVESTMENT
                                             INSURANCE          SERVICES         ELIMINATION           TOTAL
                                            -------------     ------------       ------------      ------------
                                                                       (IN MILLIONS)
     1999
     ----
     Segment revenues.....................  $     4,283.0     $    2,052.7       $      (23.8)     $    6,311.9
     Investment (losses) gains............         (199.4)           111.5                -               (87.9)
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,083.6     $    2,164.2       $      (23.8)     $    6,224.0
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       895.7     $      427.0       $        -        $    1,322.7
     Investment (losses) gains , net of
       DAC and other charges..............         (208.4)           110.5                -               (97.9)
     Non-recurring DAC adjustments........         (131.7)             -                  -              (131.7)
     Pre-tax minority interest............            -              216.8                -               216.8
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................  $       555.6     $      754.3       $        -        $    1,309.9
                                            =============     ============       ============      ============

     Total Assets.........................  $    86,842.7     $   12,961.7       $       (8.9)     $   99,795.5
                                            =============     ============       ============      ============


     1998
     ----
     Segment revenues.....................  $     4,029.8     $    1,438.4       $       (5.7)     $    5,462.5
     Investment gains.....................           64.8             35.4                -               100.2
                                            -------------     ------------       ------------      ------------
     Total Revenues.......................  $     4,094.6     $    1,473.8       $       (5.7)     $    5,562.7
                                            =============     ============       ============      ============

     Pre-tax operating earnings...........  $       688.6     $      284.3       $        -        $      972.9
     Investment gains, net of
       DAC and other charges..............           41.7             27.7                -                69.4
     Pre-tax minority interest............            -              141.5                -               141.5
                                            -------------     ------------       ------------      ------------
     Earnings from Continuing
       Operations.........................          730.3            453.5                -             1,183.8
                                            =============     ============       ============      ============

     Total Assets.........................  $    75,626.0     $   12,379.2       $      (64.4)     $   87,940.8
                                            =============     ============       ============      ============

                                                                   INVESTMENT
                                                INSURANCE           SERVICES        ELIMINATION           TOTAL
                                               -------------     ------------       ------------      ------------

        1997
        ----
        Segment revenues.....................  $     3,990.8     $    1,200.0       $       (7.7)     $    5,183.1
        Investment (losses) gains............         (318.8)           255.1                -               (63.7)
                                               -------------     ------------       ------------      ------------
        Total Revenues.......................  $     3,672.0     $    1,455.1       $       (7.7)     $    5,119.4
                                               =============     ============       ============      ============

        Pre-tax operating earnings...........  $       507.0     $      258.3       $        -        $      765.3
        Investment (losses) gains, net of
          DAC and other charges..............         (292.5)           252.7                -               (39.8)
        Non-recurring costs and expenses.....          (41.7)          (121.6)               -              (163.3)
        Pre-tax minority interest............            -              108.5                -               108.5
                                               -------------     ------------       ------------      ------------
        Earnings from Continuing
          Operations.........................  $       172.8     $      497.9       $        -        $      670.7
                                               =============     ============       ============      ============

        Total Assets.........................  $    67,762.4     $   13,691.4       $      (96.1)     $   81,357.7
                                               =============     ============       ============      ============


20)  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

     The quarterly results of operations for 1999 and 1998 are summarized below:

                                                                 THREE MONTHS ENDED
                                     ------------------------------------------------------------------------
                                        MARCH 31           JUNE 30          SEPTEMBER 30         DECEMBER 31
                                     -------------      -------------       ------------         ------------
                                                                    (IN MILLIONS)
     1999
     ----
     Total Revenues................  $     1,484.3      $     1,620.3       $    1,512.1         $    1,607.3
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       187.3      $       222.6       $      186.5         $      182.1
                                     =============      =============       ============         ============

     Net Earnings..................  $       182.0      $       221.3       $      183.1         $      220.2
                                     =============      =============       ============         ============

     1998
     ----
     Total Revenues................  $     1,470.2      $     1,422.9       $    1,297.6         $    1,372.0
                                     =============      =============       ============         ============

     Earnings from Continuing
       Operations..................  $       212.8      $       197.0       $      136.8         $      158.9
                                     =============      =============       ============         ============

     Net Earnings..................  $       213.3      $       198.3       $      137.5         $      159.1
                                     =============      =============       ============         ============

21)  INVESTMENT IN DLJ

     At December 31, 1999, the Company's ownership of DLJ interest was approximately 31.71%. The Company's ownership interest in DLJ will continue to be reduced upon the exercise of options granted to certain DLJ employees and the vesting of forfeitable restricted stock units acquired by DLJ employees. DLJ restricted stock units represent forfeitable rights to receive approximately 5.2 million shares of DLJ common stock through February 2000.

     The results of operations of DLJ are accounted for on the equity basis and are included in commissions, fees and other income in the consolidated statements of earnings. The Company's carrying value of DLJ is included in investment in and loans to affiliates in the consolidated balance sheets.

     Summarized balance sheets information for DLJ, reconciled to the Company's carrying value of DLJ, are as follows:

                                                                                        DECEMBER 31,
                                                                              -------------------------------
                                                                                  1999                1998
                                                                              ------------       ------------
                                                                                        (IN MILLIONS)
     Assets:
     Trading account securities, at market value............................  $   27,982.4       $   13,195.1
     Securities purchased under resale agreements...........................      29,538.1           20,063.3
     Broker-dealer related receivables......................................      44,998.1           34,264.5
     Other assets...........................................................       6,493.5            4,759.3
                                                                              ------------       ------------
     Total Assets...........................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     Liabilities:
     Securities sold under repurchase agreements............................  $   56,474.4       $   35,775.6
     Broker-dealer related payables.........................................      37,207.4           26,161.5
     Short-term and long-term debt..........................................       6,518.6            3,997.6
     Other liabilities......................................................       4,704.5            3,219.8
                                                                              ------------       ------------
     Total liabilities......................................................     104,904.9           69,154.5
     DLJ's company-obligated mandatorily redeemed preferred
       securities of subsidiary trust holding solely debentures of DLJ......         200.0              200.0
     Total shareholders' equity.............................................       3,907.2            2,927.7
                                                                              ------------       ------------
     Total Liabilities, Cumulative Exchangeable Preferred Stock and
       Shareholders' Equity.................................................  $  109,012.1       $   72,282.2
                                                                              ============       ============

     DLJ's equity as reported...............................................  $    3,907.2       $    2,927.7
     Unamortized cost in excess of net assets acquired in 1985
       and other adjustments................................................          22.9               23.7
     The Holding Company's equity ownership in DLJ..........................      (1,341.4)          (1,002.4)
     Minority interest in DLJ...............................................      (1,479.3)          (1,118.2)
                                                                              ------------       ------------
     The Company's Carrying Value of DLJ....................................  $    1,109.4       $      830.8
                                                                              ============       ============

     Summarized statements of earnings information for DLJ reconciled to the Company's equity in earnings of DLJ is as follows:

                                                                1999               1998               1997
                                                            ------------       ------------      -------------
                                                                               (IN MILLIONS)

     Commission, fees and other income..................... $    4,145.1       $    3,150.5      $     2,430.7
     Net investment income.................................      2,175.3            2,189.1            1,652.1
     Principal Transactions, net...........................        825.9               67.4              557.7
                                                            ------------       ------------      -------------
     Total revenues........................................      7,146.3            5,407.0            4,640.5
     Total expenses including income taxes.................      6,545.6            5,036.2            4,232.2
                                                            ------------       ------------      -------------
     Net earnings..........................................        600.7              370.8              408.3
     Dividends on preferred stock..........................         21.2               21.3               12.2
                                                            ------------       ------------      -------------
     Earnings Applicable to Common Shares.................. $      579.5       $      349.5      $       396.1
                                                            ============       ============      =============

     DLJ's earnings applicable to common shares as
       reported............................................ $      579.5       $      349.5      $       396.1
     Amortization of cost in excess of net assets
       acquired in 1985....................................          (.9)               (.8)              (1.3)
     The Holding Company's equity in DLJ's earnings........       (222.7)            (136.8)            (156.8)
     Minority interest in DLJ..............................       (172.9)             (99.5)            (109.1)
                                                            ------------       ------------      -------------
     The Company's Equity in DLJ's Earnings................ $      183.0       $      112.4      $       128.9
                                                            ============       ============      =============

22)  ACCOUNTING FOR STOCK-BASED COMPENSATION

     The Holding Company sponsors a stock incentive plan for employees of Equitable Life. DLJ and Alliance each sponsor their own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Had compensation expense for the Holding Company, DLJ and Alliance Stock Option Incentive Plan options been determined based on SFAS No. 123's fair value based method, the Company's pro forma net earnings for 1999, 1998 and 1997 would have been $757.1 million, $678.4 million and $426.3 million, respectively.

     The fair values of options granted after December 31, 1994, used as a basis for the pro forma disclosures above, were estimated as of the grant dates using the Black-Scholes option pricing model. The option pricing assumptions for 1999, 1998 and 1997 follow:

                                 HOLDING COMPANY                      DLJ                            ALLIANCE
                          ------------------------------ ------------------------------- ----------------------------------
                            1999      1998       1997      1999       1998      1997       1999       1998         1997
                          --------- ---------- --------- ---------- --------- ---------- --------- ------------ -----------
     Dividend yield......  0.31%      0.32%     0.48%      0.56%      0.69%     0.86%     8.70%       6.50%       8.00%

     Expected volatility.   28%        28%       20%        36%        40%       33%       29%         29%         26%

     Risk-free interest
       rate..............  5.46%      5.48%     5.99%      5.06%      5.53%     5.96%     5.70%       4.40%       5.70%

     Expected life
       in years..........    5          5         5          5          5         5         7          7.2         7.2

     Weighted average
       fair value per
       option at
       grant-date........  $10.78    $11.32     $6.13     $17.19     $16.27    $10.81     $3.88       $3.86       $2.18

     A summary of the Holding Company, DLJ and Alliance's option plans follows:

                                     HOLDING COMPANY                     DLJ                         ALLIANCE
                               ----------------------------- ----------------------------- -----------------------------
                                                 Weighted                      Weighted                     Weighted
                                                 Average                       Average                       Average
                                                 Exercise                      Exercise                     Exercise
                                                 Price of                      Price of                     Price of
                                   Shares        Options         Shares        Options         Units         Options
                               (In Millions)   Outstanding   (In Millions)   Outstanding   (In Millions)   Outstanding
                               --------------- ------------- --------------- ------------- -----------------------------
     Balance as of
       January 1, 1997........      13.4           $10.40         22.2         $14.03           10.0          $ 9.54
       Granted................       6.4           $20.93          6.4         $30.54            2.2          $18.28
       Exercised..............      (3.2)          $10.13          (.2)        $16.01           (1.2)         $ 8.06
       Forfeited..............       (.8)          $11.72          (.2)        $13.79            (.4)         $10.64
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1997......      15.8           $14.53         28.2         $17.78           10.6          $11.41
       Granted................       8.6           $33.13          1.5         $38.59            2.8          $26.28
       Exercised..............      (2.2)          $10.59         (1.4)        $14.91            (.9)         $ 8.91
       Forfeited..............       (.8)          $23.51          (.1)        $17.31            (.2)         $13.14
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1998......      21.4           $22.00         28.2         $19.04           12.3          $14.92
       Granted................       4.3           $31.70          4.8         $45.23            2.0          $30.18
       Exercised..............      (2.4)          $13.26         (2.2)        $34.61           (1.5)         $ 9.51
       Forfeited..............       (.6)          $24.29          (.1)        $15.85            (.3)         $17.79
                               ---------------               -------------                 ---------------

     Balance as of
       December 31, 1999......      22.7           $24.60         30.7         $23.30           12.5          $17.95
                               ===============               =============                 ===============

     Information about options outstanding and exercisable at December 31, 1999 follows:

                                    Options Outstanding                            Options Exercisable
                     ---------------------------------------------------   -------------------------------------
                            Weighted
                                            Average         Weighted                               Weighted
      Range of             Number          Remaining        Average             Number              Average
      Exercise          Outstanding       Contractual       Exercise          Exercisable          Exercise
       Prices          (In Millions)     Life (Years)        Price           (In Millions)           Price
-------------------- ------------------ ---------------- ---------------   ------------------   ----------------

       Holding
       Company
--------------------
$ 9.06   -$13.88             5.6               4.2            $10.50             10.9                $18.98
$14.25   -$22.63             5.2               7.7            $20.95              -                    -
$25.32   -$34.59             8.2               8.7            $29.08              -                    -
$40.97   -$41.28             3.7               8.6            $41.28              -                    -
                      -----------------                                    ------------------
$ 9.06   -$41.28            22.7               7.3            $24.60             10.9                $18.98
                      ================= ================ ===============   ==================   ================

         DLJ
--------------------
$13.50    -$25.99           20.2               8.4            $14.61             20.6                $16.62
$26.00    -$38.99            4.9               7.8            $33.99              -                    -
$39.00    -$52.875           4.8               9.0            $43.28              -                    -
$53.00    -$76.875            .8               9.7            $57.09              -                    -
                      -----------------                                    ------------------
$13.50    -$76.875          30.7               8.4            $23.30             20.6                $16.62
                      ================= ================ ===============   ==================   ================

      Alliance
--------------------
$ 3.66    -$ 9.81            2.6               3.8            $ 8.31              2.2                $ 8.12
$ 9.88    -$12.56            3.3               5.6            $11.16              2.6                $10.92
$13.75    -$18.47            1.8               7.9            $18.34               .7                $18.34
$18.78    -$26.31            2.8               8.9            $26.16               .6                $26.06
$27.31    -$30.94            2.0               9.9            $30.24              -                    -
                      -----------------                                    ------------------
$ 3.66    -$30.94           12.5               7.0            $17.95              6.1                $12.12
                      ================= ================ ===============   ==================   ================


                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.

         1. Separate Account No. 45:


            - Report of Independent Accountants - PricewaterhouseCoopers LLP;
            - Statements of Assets and Liabilities for the Year Ended
              December 31, 1999
            - Statements of Operations for the Year Ended December 31, 1999;
            - Statements of Changes in Net Assets for the Years Ended
              December 31, 1999 and 1998; and
            - Notes to Financial Statements.


         2. The Equitable Life Assurance Society of the United States:


            - Report of Independent Accountants - PricewaterhouseCoopers LLP;
            - Consolidated Balance Sheets as of December 31, 1999 and 1998;
            - Consolidated Statements of Earnings for Years Ended December 31,
              1999, 1998, and 1997;
            - Consolidated Statements of Equity for Years Ended December 31,
              1999, 1998, and 1997;
            - Consolidated Statements of Cash Flows for Years Ended December 31,
              1999, 1998, and 1997; and
            - Notes to Consolidated Financial Statements.


         (b) Exhibits.

         The following exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. (1) to Registration Statement No. 33-83750, filed February 27, 1998.

         2. Not applicable.


         3. (a) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), The Equitable Life
                Assurance Society of the United States and Equitable Variable Life Insurance Company, dated as of May 1, 1994, incorporated herein by reference to Exhibit 3(c) to the Registration Statement on Form N-4 (File No. 2-30070) on February 14, 1995.

            (b) Letter of Agreement for Distribution Agreement among The
                Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), (dated April 20, 1998 incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 33-83750, filed May 1, 1998.


            (c) Form of Sales Agreement among Equitable Distributors, Inc., as
                Distributor, a Broker- Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to Exhibit No. 3(b) to Registration Statement No. 33-83750, filed February 27, 1998.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to Registration Statement No. 33-83750, filed February 27, 1998.

            (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to Registration Statement No. 33-83750, filed February 27, 1998.

            (d) Form of Guaranteed Minimum Income Benefit Endorsement to
                Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to Registration Statement No. 33-83750, filed April 23, 1996.

            (e) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 33-83750, filed December 31, 1997.


            (f) Form of Endorsement applicable to Defined Benefit Qualified Plan
                Certificates No. 98ENDQPI, incorporated herein by reference to
                Exhibit 4(r) to Registration Statement No. 33-83750, filed
                May 1, 1998.

            (g) Form of Endorsement applicable to Non-Qualified Certificates No.
                98ENJONQI, incorporated herein by reference to Exhibit 4(s) to Registration Statement No. 33-83750, filed February 27, 1998.

            (h) Form of Endorsement applicable to Defined Contribution Qualified
                Plan Certificates No. 97ENQPI, incorporated herein by reference to Exhibit 4(l) to Registration Statement No. 333-64751 filed on September 30, 1998.

            (i) Form of Endorsement No. 98ENIRA-IM to Contract No. 1050-94IC and
                Certificates under the Contract, incorporated herein by reference to Exhibit 5(r) to Registration Statement No. 033-83750, filed on December 30, 1998.

            (j) Form of Endorsement Applicable to TSA Certificates, incorporated herein by reference to Exhibit 4(t) to Registration Statement No. 333-05593, filed on May 22, 1998.

            (k) Form of data pages No. 94ICA/B for Equitable Accumulator Select
                (IRA) Certificates, previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

            (l) Form of data pages No. 94ICA/B for Equitable Accumulator Select
                (NQ) Certificates, previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

            (m) Form of data pages No. 94ICA/B for Equitable Accumulator Select
                (QP) Certificates, previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

            (n) Form of data pages No. 94ICA/B for Equitable Accumulator Select
                (TSA) Certificates, previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.

            (o) Form of data pages for Equitable Accumulator Select Rollover
                IRA, Roth Conversion IRA, NQ, QP and TSA, previously filed with this Registration Statement, File No. 333-73121 on April 30, 1999.

            (p) Form of Endorsement No. 2000 ENIRAI-IM (Beneficiary Continuation
                Option), applicable to IRA Certificates.

            (q) Form of data pages for Equitable Accumulator Select baseBUILDER.

         5. (a) Form of Enrollment Form/Application No. 126737 (5/99) for Equitable Accumulator Select (IRA, NQ, QP, and TSA), previously filed with this Registration Statement, File No. 333-73121 on March 1, 1999.


            (b) Form of Enrollment Form/Application No. 126737 (5/99) for
                Equitable Accumulator Select (IRA, NQ, QP and TSA) (as revised), previously filed with this Registration Statement, File No. 333-73131 on April 30, 1999.

         6. (a) Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 33-83750, filed March 6, 1997.

            (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 33-83750, filed March 6, 1997.

         7. Not applicable.

         8. Form of Participation Agreement among EQ Advisors Trust,
            Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC), incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953), filed August 28, 1997.

         9. Opinion and Consent of Mary Joan Hoene, Vice President and Counsel to Equitable, previously filed with this Registration Statement, File No. 333-73131 on April 30, 1999.


        10. (a) Consent of PricewaterhouseCoopers LLP.


            (b) Powers of Attorney.


        11. Not applicable.

        12. Not applicable.

        13. (a) Formulae for Determining Money Market Fund Yield for a Seven-Day Period, incorporated herein by reference to Exhibit 13(a) to Registration Statement No. 33-83750, filed February 27, 1998.

            (b) Formulae for Determining Cumulative and Annualized Rates of
                Return, incorporated herein by reference to Exhibit 13(b) to Registration Statement No. 33-83750, filed February 27, 1998.

            (c) Formulae for Determining Standardized Performance Value and
                Annualized Average Performance Ratio, incorporated herein by reference to Exhibit 13(c) to Registration Statement No. 33-83750, filed February 27, 1998.

Item 25: Directors and Officers of Equitable.

         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS



Francoise Colloc'h                          Director
AXA
23, Avenue Matignon
75008 Paris, France

Henri de Castries                           Director
AXA
23, Avenue Matignon
75008 Paris, France


Joseph L. Dionne                            Director
198 North Wieton Rd.
New Canaan, Ct 06840


Denis Duverne                               Director
AXA
23, Avenue Matignon
75008 Paris, France


Jean-Rene Fourtou                           Director
Aventis
25 Quai Paul Doumer
92408 Courbevoie Cedex,
France


Norman C. Francis                           Director
Xavier University of Louisiana
7325 Palmetto Street
New Orleans, LA 70125

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

John T. Hartley                             Director
Harris Corporation
1025 NASA Boulevard
Melbourne, FL 32919


John H.F. Haskell, Jr.                      Director
SBC Warburg Dillon Read LLC
299 Park Ave 40th Floor
New York, NY 10171

Mary R. (Nina) Henderson                    Director
Bestfoods
International Plaza
700 Sylvan Avenue
Englewood Cliffs, NJ 07632-9976


W. Edwin Jarmain                            Director
Jarmain Group Inc.
121 King Street West
Suite 2525
Toronto, Ontario M5H 3T9,
Canada

George T. Lowy                              Director
Cravath, Swaine & Moore
825 Eighth Avenue
New York, NY 10019

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------


Didier Pineau-Valencienne                   Director
Credit Suisse First Boston
64, rue de Miromesmil
75008 Paris, France


George J. Sella, Jr.                        Director
P.O. Box 397
Newton, NJ 07860

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY  11439

Dave H. Williams                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

OFFICER-DIRECTORS
-----------------

*Michael Hegarty                            President, Chief Operating
                                            Officer and Director

*Edward D. Miller                           Chairman of the Board,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and Chief Information Officer

*Derry Bishop                               Executive Vice President and
                                            Chief Agency Officer

*Harvey Blitz                               Senior Vice President

*Robert T. Brockbank                        Executive Vice President and
                                            AXA Group Deputy Chief
                                            Information Officer

*Kevin R. Byrne                             Senior Vice President and Treasurer

*John A. Caroselli                          Executive Vice President


*Selig Ehrlich                              Senior Vice President and
                                            Chief Actuary


*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor


*Robert E. Garber                           Executive Vice President and
                                            Chief Legal Officer


*James D. Goodwin                           Vice President

*Edward J. Hayes                            Senior Vice President


*Craig Junkins                              Senior Vice President


*Donald R. Kaplan                           Senior Vice President and Chief
                                            Compliance Officer and Associate
                                            General Counsel

*Michael S. Martin                          Executive Vice President and Chief
                                            Marketing Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Brian S. O'Neil                            Executive Vice President

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary
                                            and Associate General Counsel

*Samuel B. Shlesinger                       Senior Vice President


*Richard V. Silver                          Senior Vice President and
                                            General Counsel


*Jose Suquet                                Senior Executive Vice President and
                                            Chief Distribution Officer

*Naomi J. Weinstein                         Vice President

*Gregory Wilcox                             Executive Vice President

*R. Lee Wilson                              Executive Vice President

*Maureen K. Wolfson                         Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.


         Separate Account No. 45 of The Equitable Life Assurance Society of the United States (the "Separate Account") is a separate account of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.


         The largest stockholder of the Holding Company is AXA which as of December 31, 1999 beneficially owned 58.0% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

AXA Financial, Inc. (formerly the Equitable Companies, Incorporated) (1991) (Delaware)


    Donaldson Lufkin & Jenrette, Inc. (1933) (Delaware) (38.31%)
    (See Addendum B(1) for subsidiaries)

    AXA Client Solutions, LLC (1999) (Delaware)

        AXA Distribution Holding Corporation (1999) (Delaware)

            AXA Advisors, LLC (formerly EQ Financial Consultants, Inc. (1971) Delaware)(a)(b)

        The Equitable Life Assurance Society of the United States (1989) (New York)(a)(b)

             The Equitable of Colorado, Inc. (l983) (Colorado)


             EVLICO East Ridge, Inc. (1995) (California)

             GP/EQ Southwest, Inc. (1995) (Texas)

             Franconom, Inc. (1985) (Pennsylvania) (50.00%)

             Frontier Trust Company (1987) (North Dakota)

             Gateway Center Buildings, Garage, and Apartment Hotel, Inc. (inactive) (pre-l970) (Pennsylvania)

             Equitable Deal Flow Fund, L.P.

                 Equitable Managed Assets (Delaware)

             Real Estate Partnership Equities (various)

             EREIM LP Associates (99%)

                 EML Associates, L.P. (19.8%)

             Alliance Capital Management L.P. (2.7% limited partnership interest)


             ACMC, Inc. (1991) (Delaware)(s) (Note 5)

                 Alliance Capital Management L.P. (1988) (Delaware) (38.6% limited partnership interest)

             EVSA, Inc. (1992) (Pennsylvania)

             Prime Property Funding, Inc. (1993) (Delaware)

             Wil Gro, Inc. (1992) (Pennsylvania)

             Equitable Underwriting and Sales Agency (Bahamas) Limited (1993) (Bahamas)



(a) Registered Broker/Dealer      (b) Registered Investment Advisor

    AXA Client Solutions, LLC (cont.)
       AXA Distribution Holding Corp. (cont.)
       Equitable Life Assurance Society of the United States (cont.)


             Fox Run, Inc. (1994) (Massachusetts)

             STCS, Inc. (1992) (Delaware)

             CCMI Corporation (1994) (Maryland)

             HVM Corporation (199 ) (Maryland)

             EVSA Incorporated (    ) (Delaware)

             FTM Corporation (1994) (Maryland)

             Equitable BJVS, Inc. (1992) (California)

             Equitable Rowes Wharf, Inc. (1995) (Massachusetts)


             ELAS Realty, Inc. (1996) (Delaware)

             ELAS Realty, Inc. (Georgia)

             Equitable Structured Settlement Corporation (1996) (Delaware)

             Prime Property Funding II, Inc. (1997) (Delaware)

             Sarasota Prime Hotels, Inc. (1997) (Florida)

             ECLL, Inc. (1997) (Michigan)


             Equitable Holdings LLC (1997) (New York) (into which Equitable Holding Corporation was merged in 1997)

               ELAS Securities Acquisition Corp. (l980) (Delaware)

               100 Federal Street Realty Corporation (    ) (Massachusetts)

               100 Federal Street Funding Corporation (Massachusetts)

               EquiSource of New York, Inc. (1986) (New York) (See Addendum A for subsidiaries)

               Equitable Casualty Insurance Company (l986) (Vermont)

               EREIM LP Corp. (1986) (Delaware)


                   EREIM LP Associates (L.P.) (1%)

                       EML Associates (L.P.) (.02%)


(a) Registered Broker/Dealer      (b) Registered Investment Advisor

  AXA Client Solutions, LLC (cont.)
     AXA Distribution Holding Corp. (cont.)
     The Equitable Life Assurance Society of the United States (cont.)

        Equitable Holdings, LLC (cont.)


              Equitable JVS, Inc. (1988) (Delaware)

                   Astor/Broadway Acquisition Corp. (1990) (New York)

                   Astor Times Square Corp. (1990) (New York)

                   PC Landmark, Inc. (1990) (Texas)

                   Equitable JVS II, Inc. (1994) (Maryland)


                   EJSVS, Inc. (1995) (New Jersey)

              Donaldson, Lufkin & Jenrette, Inc. (1985 by EIC; 1993 by EQ and
              EHC) (Delaware) (31.47%) (See Addendum B(1) for subsidiaries)

              JMR Realty Services, Inc. (1994) (Delaware)

              Equitable Investment Corporation (l97l) (New York)


                   Stelas North Carolina Limited Partnership (50% limited partnership interest) (l984)

                   Equitable JV Holding Corporation (1989) (Delaware)

                   Alliance Capital Management Corporation (l991) (Delaware) (b) (See Addendum B(2) for subsidiaries)


                   Equitable Capital Management Corporation (l985)
                   (Delaware) (b)
                      Equitable Capital Private Income and Equity
                      Partnership II, L.P. (Delaware)


                   EQ Services, Inc. (1992) (Delaware)

                   EREIM Managers Corp. (1986) (Delaware)


                      ML/EQ Real Estate Portfolio, L.P. (Delaware)

                          EML Associates, L.P. (New York)


                   (a) Registered Broker/Dealer (b) Registered Investment
                   Advisor

                 ORGANIZATION CHART OF EQUITABLE'S AFFILIATES


                            ADDENDUM A - SUBSIDIARY
                        OF EQUITABLE HOLDINGS, LLC
                       HAVING MORE THAN FIVE SUBSIDIARIES

            -------------------------------------------------------

EquiSource of New York, Inc. (formerly Traditional Equinet Business Corporation of New York) has the following subsidiaries that are brokerage companies to make available to Equitable Agents within each state traditional (non-equity) products and services not manufactured by Equitable:

      EquiSource of Alabama, Inc. (1986) (Alabama)
      EquiSource of Arizona, Inc. (1986) (Arizona)
      EquiSource of Arkansas, Inc. (1987) (Arkansas)
      EquiSource Insurance Agency of California, Inc. (1987) (California) EquiSource of Colorado, Inc. (1986) (Colorado)
      EquiSource of Delaware, Inc. (1986) (Delaware)
      EquiSource of Hawaii, Inc. (1987) (Hawaii)
      EquiSource of Maine, Inc. (1987) (Maine)
      EquiSource Insurance Agency of Massachusetts, Inc. (1988)
      (Massachusetts)
      EquiSource of Montana, Inc. (1986) (Montana)
      EquiSource of Nevada, Inc. (1986) (Nevada)
      EquiSource of New Mexico, Inc. (1987) (New Mexico)
      EquiSource of Pennsylvania, Inc. (1986) (Pennsylvania)

      EquiSource of Puerto Rico, Inc. (1997) (Puerto Rico)

      EquiSource Insurance Agency of Utah, Inc. (1986) (Utah)
      EquiSource of Washington, Inc. (1987) (Washington)
      EquiSource of Wyoming, Inc. (1986) (Wyoming)

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES
                      ADDENDUM B - INVESTMENT SUBSIDIARIES
                       HAVING MORE THAN FIVE SUBSIDIARIES

                      ------------------------------------

Donaldson, Lufkin & Jenrette, Inc. has the following subsidiaries, and approximately 150 other subsidiaries, most of which are special purpose\subsidiaries (the number fluctuates according to business needs):

         Donaldson, Lufkin & Jenrette, Securities Corporation (1985) (Delaware) (a) (b)
              Wood, Struthers & Winthrop Management Corp. (1985)
              (Delaware) (b)
         Autranet, Inc. (1985) (Delaware) (a)
         DLJ Real Estate, Inc.
         DLJ Capital Corporation (b)
         DLJ Mortgage Capital, Inc. (1988) (Delaware)

Alliance Capital Management Corporation (as general partner) (b) has the following subsidiaries:


      Alliance Capital Management L.P. (1988) (Delaware) (b)
            Albion Alliance LLC  (Delaware) (37.6%)
            Cursitor Alliance LLC (Delaware) (93%)
            Cursitor Alliance Holdings Ltd.  (U.K.)
             Draycott Partners, Ltd  (MA)
             Cursitor Alliance Services Ltd.  (U.K.)
             Cursitor Management Co. S.A.  (Lux.)
             Alliance Asset Allocation Ltd.  (U.K.)
                Cursitor Eaton Asset Allocation Management Co. (NY) (50%) Alliance Cecogest S.A. (France) (75%)
                      Cursitor Courtage SARL  (France)
                      Cursitor Gestion S.A.  (France)
    Alliance Capital Management Corporation of  Delaware  (Delaware) (100%)
      Alliance Fund Services, Inc.  (Delaware) (a)
      Alliance Fund Distributors, Inc.  (Delaware) (a)
      Alliance Capital Oceanic Corp.  (Delaware)
      Alliance Capital Management (Brazil) Ltd.  (Brazil) (99%)
      Alliance Capital Management Australia Limited  (Australia)
      Meiji - Alliance Capital Corp.  (Delaware) (50%)
      Alliance Capital (Luxembourg) S.A.  (Lux.) (99%)
      Alliance Barra Research Institute, Inc.  (Delaware)
      Alliance Capital Management Canada, Inc.  (Delaware)
      Alliance Capital Global Derivatives Corp.  (Delaware)
      ACM Fund Services, S.A.  (Lux.) (99%)
         ACM Fund Services (Espana) S.L.  (Spain)
      Alliance Capital Management (Singapore) Ltd.  (Singapore)
      ACM CIIC Investment Management Ltd.  (Cayman Islands) (54%)
      ACM Software Services Ltd.  (Delaware)
      East Fund Managementberatung GmbH.  (Australia) (51%)
        Albion Alliance EFM  (Czech) (49%)
        East Fund Management (Cyprus) Ltd.  (Cyprus) (99%)
          EFM Consultanta Financiara Bucuresti SRL  (Romania)
      Alliance Capital (Mauritius) Private Ltd.  (Mauritius)
            Alliance Capital Asset Management (India) Private Ltd.
               (India) (75%)
         ACSYS Software India Private Ltd.  (India) (51%)
       ACAM Trust Company Private Ltd.  (India)
       Alliance Eastern Europe, Inc.  (Delaware)
       Alliance Capital Management (Asia) Ltd.  (Delware)
       Alliance Capital Management (Turkey) Ltd.  (Turkey)
       Alliance Capital Mangement (Japan) Inc. 1261  (Delaware)
          Alliance Capital Invest Tr. Mgmt. K.K.  (Japan)
       Alliance Capital Limited  (U.K)
          Alliance Capital Services Ltd.  (U.K.)
                      Dimentional Trust Management Ltd.  (U.K)
       Alliance Corporate Finance Group Inc.  (Delaware)
       BCN Alliance Capital Management SA  (Brazil) (50%)
       Przymierze Trust Fund Co.  (Poland) (49%)
       Alliance SBS-AGRO Captial Management Co.  (Russia) (49%)
       Pekao/Alliance PTE S.A.  (Poland) (49%)
       Whittingdale Holdings Ltd.  (U.K.)
          Alliance Capital Whittingdale Ltd.  (U.K)
          ACM Investments Ltd.  (U.K.)
          Whittingdale Nominees Ltd.  (U.K.)
        Hanwha Investment Trust Mgmt. Co., Ltd.  (South Korea) (20%)
        New Alliance Asset Mangement (Asia) Ltd.  (H.K.) (50%)
        ACM New-Alliance (Luxemborg) S.A.  (Lux.)
        Alliance Odyssey Capital Mgmt. (Porprietary) Ltd.  (South Africa) (80%)
         Alliance-MBCA Capital (Private) Ltd.  (Zimbabwe) (50%)
         Alliance Odyssey Capital Mgmt. (Nambia) (Proprietary) Ltd.  (Nambia)



             (a) Registered Broker/Dealer      (b) Registered Investment Advisor

                               AXA GROUP CHART

The information listed below is dated as of January 1, 2000; percentages shown represent voting power. The name of the owner is noted when AXA indirectly controls the company.

                          AXA INSURANCE AND REINSURANCE

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Assurances IARD               France         100% by AXA France Assurance

AXA Assurances Vie                France         6.48% by AXA Assurances IARD,
                                                 82.40% by AXA France Assurance
                                                 and 11.13% by AXA Collectives

AXA Courtage IARD                 France         99.77% by AXA France Assurance

AXA Conseil Vie                   France         100% by AXA France Assurance

AXA Conseil IARD                  France         100% by AXA France Assurance

Direct Assurances Vie             France         100% by AXA Direct

Juridica                          France         7.81% by AXA Assurance IARD,
                                                 89.27% by AXA France Assurance
                                                 1.44% by AXA Courtage IARD

AXA Assistance                    France         100% by AXA

AXA Collectives                   France         94.47% by AXA France Assurance,
                                                 3.69% by AXA Assurances IARD
                                                 and 1.25% by AXA Courtage IARD

NSM Vie                           France         40.64% by AXA France Assurance

AXA Global Risks                  France         98.49% by AXA France
                                                 Assurance

Argovie                           France         94.03% by AXA Collectives

S.P.S. Re                         France         69.03% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Direct Assurance                  France         100% by AXA Direct

Natio Assurances                  France         50% by AXA Assurances IARD

AXA Assistance                    France         100% by AXA

AXA Reassurance                   France         86.33% by AXA, 8.25% by AXA
                                                 Assurances IARD, 5.07% by
                                                 AXA Global Risks, 0.13% by
                                                 AXA France Assurances and
                                                 0.02% by AXA Collectives

AXA Re Finance                    France         79% owned by AXA Reassurance

AXA Cessions                      France         100% by AXA

UAB                               Belgium        100% by AXA Holdings Belgium

Ardenne Prevoyante                Belgium        99.99% by AXA Holdings Belgium
                                                 and 0.01% by AXA Royale Belge

Assurance Courtraisienne          Belgium        100% by AXA Holdings Belgium

AXA Royale Belge                  Belgium        99.57% by AXA Holdings Belgium
                                                 and 0.43% by UAB

Assurances de la Poste            Belgium        50% by AXA Holdings Belgium

Assurances de la Poste Vie        Belgium        50% by AXA Holdings Belgium

C.G.R.M. Monte Carlo              France         99.99% by AXA Reassurance

AXA Assurance Vie Luxembourg      Luxembourg     100% by AXA Luxembourg S.A.

Paneurore                         Luxembourg     5% by AXA Portugal Companhia de
                                                 Seguros, 20% by AXA Colonia
                                                 Versicherungs, 5% by AXA
                                                 Assicurazioni, 10% by Aurora
                                                 Iberica SA de Seguros y Reas,
                                                 20% by AXA Insurance IK,
                                                 20% by Royale Belge
                                                 Investissement and
                                                 20% by Saint George Re

Crealux                           Luxembourg     100% by AXA Holdings Belgium

Futur Re                          Luxembourg     100% by AXA Global Risks

AXA Assurances Luxembourg         Luxembourg     100% by AXA Luxembourg SA

Hilo Direct Seguros y Reaseguros  Spain          71.43% by AXA Aurora

Ayuda Legal SA de Seguros y       Spain          88% by AXA Aurora Iberica SA de
Reaseguros                                       Seguros y Reaseguros and 12% by
                                                 AXA Seguros de Seguros
                                                 Reaseguros

Aurora Iberica SA de              Spain          99.82% by AXA Aurora
Seguros y Reaseguros

AXA Seguros de Seguros y          Spain          1.45% by AXA and 97.06% by
Reasegiros                                       Aurora Iberica SA de Seguros y
                                                 Reas

Eurovita                          Italy          30% owned by AXA Assicurazioni

UAP Vita                          Italy          62.21% by AXA, 18.70% by AXA
                                                 Conseil Vie, and 19.08% by AXA
                                                 Collectives

AXA Interlife                     Italy          100% by AXA

AXA Assicurazioni                 Italy          84.10% by AXA, 11.70% by
                                                 Grupo UAP Italiana, 2.11% by
                                                 AXA Conseil Vie and 2.07%%
                                                 by AXA Collectives

AXA Equity & Law Plc              U.K.           100% by AXA Sun Life
Assurance Society

AXA Global Risks (U.K) Ltd        U.K.           100% by AXA Global Risks
                                                 (France)

English & Scottish                U.K.           100% by AXA UK

AXA UK                            U.K.           100% by AXA

AXA Sun Life                      U.K.           100% by Sun Life and Provincial
                                                 Holdings Plc

AXA UK Holding Ltd.               U.K.           100% by AXA Reassurance

Guardian Insurance Ltd.           U.K.           100% by Guardian Royal Exchange
                                                 Plc

GREA Assurance                    U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Group Plc.                    U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Healthcare Ltd.               U.K.           100% by Guardian Royal
                                                 Exchange Plc

PPP Lifetimecare                  U.K.           100% by Guardian Royal
                                                 Exchange Plc

AXA Insurance UK                  U.K.           100% by Guardian Royal
                                                 Exxchange Plc

AXA Reinsurance UK Plc.           U.K.           100% by AXA UK Holding Ltd.

AXA Sun Life Holdings Plc.        U.K.           100% by SLPH

AXA Nederland BV                  The Nether-    51.31% AXA Royal Belge, 38.94%
                                  lands          by Gelderland and 4.11% by
                                                 AXA Holdings Belgium

AXA Schade                        The Nether-    100% by AXA Verzekeringen
                                  lands

AXA Zorg NV                       The Nether-    100% by UAP Verzekeringen
                                  lands

Vinci BV                          The Nether-    100% by AXA
                                  lands

AXA Leven NV                      The Nether-    100% by AXA Verzekeringen
                                  lands

UAP Niew Rotterdam Beheer         The Nether-    100% by AXA Nederland BV
                                  lands

AXA Zorg NV                       The Nether-    100% by AXA Verzekeringen
                                  lands

AXA Portugal Companhia de         Portugal       9.63% by AXA Global Risk, 2.28%
Serguros                                         by AXA Portugal Seguros
                                                 Vida, 5.71% by AXA Conseil Vie
                                                 and 81.93% by AXA
                                                 Participations

AXA Portugal Seguros Vida         Portugal       87.63% by AXA Conseil Vie and
                                                 7.46% by AXA Participations

AXA Compagnie d' Assurances       Switzerland    99.95% AXA Participations

AXA Compagnie d' Assurances       Switzerland    94.99% by AXA Participations
sur la Vie                                       and 5.01% by AXA Compagnie
                                                 d'Assurance.

AXA Al Amane Assurances           Morocco        99.99% by AXA Ona

Epargne Croissance                Morocco        99.59% by AXA Al Amane
                                                 Assurances

Compagnie Africaine               Morocco        100% by AXA Al Almane
d'Assurance                                      Assurances

AXA Canada                        Canada         100% by AXA

AXA Canada ADP                    Canada         100% by AXA Canada

AXA Colonia Krankenversicherung   Germany        51% by AXA Colonia Konzern AG
                                                 and 48.36% by AXA Colonia Leben

Colonia Nordstern Versicherungs   Germany        100% by AXA Colonia Konzern AG

Sicher Direct                     Germany        50% by AXA Colonia Konzern AG
                                                 and 50% by AXA Direct

Albingia Versicherung             Germany        98.98% by GRE Continental
                                                 Europe Holding Gmbh

Albingia Lebenversicherung        Germany        100% by Albingia Versicherung

AXA Colonia Leben                 Germany        50% by AXA Colonia Konzern AG
                                                 and 50% by AXA Colonia
                                                 Versicherung

AXA Colonia Versicherung          Germany        100% by AXA Colonia Konzern AG

AXA Norstern Art                  Germany        100% by AXA Colonia Konzern AG

Tellit Vie                        Germany        100% by AXA-Colonia Konzern
                                                 AG

National Mutual Financial         Australia      100% by National Mutual
Services                                         Holdings

AXA Oyak Hayat Sigorta            Turkey         100% by AXA Oyak Holding AS

AXA Oyak Sigorta                  Turkey         0.70% by AXA Oyak Hayat
                                                 Sigorta and 70.32% by AXA
                                                 Oyak Holding AS

AXA Minmerals Assurance Co. Ltd.  China          51% by AXA China

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Non Life Insurance Co. Ltd.   Japan          100% by AXA Direct

AXA Life Insurance                Japan          100% by AXA

Dongbu AXA Life                   South Korea    100% by AXA

AXA Insurance Investment          Singapore      100% by AXA
Holdings

AXA Insurance Singapore           Singapore      100% by AXA Insurance
                                                 Investment Holding

AXA Life Singapore                Singapore      100% by National Mutual
                                                 International

GRE Singapore Branch              Singapore      100% by AXA

AXA Life Hong Kong                Singapore      100% by AXA

AXA Insurance Hong Kong           Hong Kong      82.5% by AXA Insurance
                                                 Investment Holdings Pte Ltd
                                                 and 17.5% by AXA

National Mutual Asia Ltd.         Hong Kong      53.8% by National Mutual
                                                 Holdings, Ltd and 20% by Detura

AXA China Region Ltd.             Hong Kong      73.55% by National Mutual
                                                 Holdings

Guardian Insurance Ltd.           Hong Kong      100% by AXA
Hong Kong

The Equitable Life Assurance      U.S.A.         100% by AXA Financial Inc.
Society of the United States
(ELAS)

AXA Reinsurance                   U.S.A.         100% by AXA America

AXA America                       U.S.A.         100% by AXA Reassurance

AXA Global Risks US               U.S.A.         96.39% by AXA Global Risks and
                                                 3.61% by Colonia Nordstern
                                                 Versicherungs AG

AXA Re Life Insurance Company     U.S.A.         100% by AXA America

National Mutual Holdings          Australia      42.1% by AXA and 8.9% by
                                                 AXA Equity & Law Life
                                                 Assurance Society

National Mutual International     Australia      100% by National Mutual
                                                 Holdings Ltd

Australian Casualty Insurance     Australia      100% by National Mutual
Property Ltd                                     Holdings

National Mutual Health            Australia      100% by National Mutual
Insurance Pty Ltd                                Holdings Ltd

Guardian Dublin Docks             Ireland        100% by Guardian PMPA Group
                                                 Ltd.

Guardian PMPA Group Ltd.          Ireland        100 by Guardian Royal
                                                 Exchange Plc

Detura                            Hong Kong      75% by National Mutual Holdings

AXA Insurance Singapore           Singapore      100% by AXA Insurance
                                                 Investment Holdings

AXA Reinsurance Asia              Singapore      100% by AXA Reassurance

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Reinsurance U.K. Plc.         U.K.           100% owned by AXA U.K.
                                                 Holding Ltd.

Nordstern Colonia Versicherung    Austria        89.95% by AXA Colonia
                                                 Versicherungs
                                                 and 10.05% by Colonia Leben

                       FINANCIAL SERVICES AND REAL ESTATE

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Compagnie Financiere de Paris     France         96.89% by AXa 0.27% by AXA
(C.F.P.)                                         Assurance IARD and 0.01% by
                                                 Societe Beaujon

AXA Banque                        France         98.7% by Compagnie
                                                 Financiere de Paris

AXA Credit                        France         65% by Compagnie
                                                 Financiere de Paris

Sofapi                            France         100% by Compagnie
                                                 Financiere de Paris

Holding Soffim                    France         100% by Compagnie
                                                 Financiere de Paris

Sofinad                           France         100% by Compagnie
                                                 Financiere de Paris

Banque des Tuileries              France         100% by Compagnie
                                                 Financiere de Paris

Banque de Marches et d'Arbitrage  France         19.51% by AXA and 8.2% by AXA
                                                 Courtage IARD

AXA Investment Managers           France         5.28% by AXA Royale Belge,
                                                 56.48 BY AXA, 1.02% by AXA
                                                 Reassurance, 19.46% by AXA
                                                 Assurance IARD, 5.12% by AXA
                                                 Colonia Konzern and 0.25% By
                                                 Direct Assurances, 2.63% by
                                                 AXA Leven NV, 5.10% by National
                                                 Fund Management, 2.03% by AXA
                                                 Courtege IARD

Banque Worms                      France         1.91% by AXA France Assurance,
                                                 5.32% by AXA Collectives, 6.30%
                                                 by AXA Courtage IARD, 3.06% by
                                                 AXA Conseil Vie, 10.72% by AXA
                                                 Assurances IARD, 21.63% by AXA
                                                 Assurance Vie, 49.56% by
                                                 Compagnie Financiere de Paris

Investment Managers Paris         France         100% by AXA Investment Managers

Transaxim                         France         100% by Compagnie Financiere
                                                 de Participations

AXA Millesimes                                   10.10% by AXA Reassurance,
                                                 11.95% by AXA Reassurance,
                                                 7.26% by Societe Beaujon,
                                                 6.87% by Jour Finance

AXA Colonia Asset Management      Germany        51% by AXA Investment
                                                 Managers and 49% by AXA
                                                 Colonia Konzern AG

AXA Colonia KAG                   Germany        51% by AXA Investment
                                                 Managers and 26.50% by AXA
                                                 Colonia Konzern AG

AXA Colonia Bausparkasse AG       Germany        66.67% by AXA Colonia
                                                 Konzern AG and 32.99% by
                                                 AXA Colonia Leben

Banque IPPA                       Belgium        100% by AXA Holdings Belgium

Royal Belge Investissement        Belgium        100% by AXA Royale Belge

AXA IM Bruxelles                  Belgium        100% by AXA Investment
                                                 Managers

AXA Banque Belgium                Belgium        100% by AXA Holdings Belgium

Royale Belge Investissement       Belgium        100% by AXA Royale Belge

Sun Life Asset Management         U.K.           66.67% by Sun Life and
                                                 Provincial Holdings Plc and
                                                 33.33% by AXA Asset Management
                                                 Ltd.

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Alliance Capital Management Corp. U.S.A.         100% held by The Equitable
                                                 Life Assurance Society

Donaldson Lufkin & Jenrette       U.S.A.         0.13% by AXA, 31.44% by
                                                 the ELAS, 38.27% by AXA
                                                 Financial Inc. and 1.31%
                                                 by AXA Participations Belgium

AXA IM Holdings Inc.              U.S.A.         100% by AXA Investment
                                                 Managers

AXA IM Rose                       U.S.A.         90% by AXA Investment
                                                 Managers and 10% by AXA IM
                                                 Holdings Inc.

AXA Rosenberg LLC                 U.S.A.         50% by AXA IM Rose

National Mutual Funds             Australia      100% owned by National
Management                                       Mutual Holdings

AXA Investment Managers           Japan          100% by AXA Investment
Tokyo                                            Managers

AXA Investment Managers           The Nether-    100% by AXA Investment
Den Haag                          lands          Managers

AXA IM HK SAR                     Hong Kong      100% by AXA Investment
                                                 Managers

AXA Investment Managers           Hong Kong      100% by AXA Investment
Hong Kong                                        Managers

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

S.G.C.I.                          France         100% by AXA

Compagnie Parisienne de           France         100% by Sofinad
Participations (C.P.P.)

Monte Scopeto                     France         99.99% by Compagnie
                                                 Parisienne de Participations

Colisee Jeuneurs                  France         99.82% by Colisee Suresnes and
                                                 0.17% by Compagnie Parislenne
                                                 de Participation

Colisee Delcasse                  France         99.98% by Colisee Suresnes

Colisee Victoire                  France         99.74% by S.G.C.I.

Colisee Suresnes                  France         21.19% by AXA Assurance IARD,
                                                 0.92% by Societe Beaujon,
                                                 51.07% by Compagnie Financiere
                                                 de Paris, 20.63% by Jour
                                                 Finance and 2.53% by AXA
                                                 Courtage IARD

Colisee 21 Matignon               France         99.44% by S.G.C.I. and 0.55% by
                                                 AXA

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

Colisee Saint Georges SA          France         100% by SGCI

                       HOLDINGS AND MISCELLANEOUS BUSINESS

COMPANY                           COUNTRY        VOTING POWER
-------                           -------        ------------

AXA Direct                        France         100% by AXA

Societe Beaujon                   France         100% by AXA

Lor Finance                       France         99.87% by AXA

Jour Finance                      France         60.47% by AXA Conseil Vie,
                                                 39.53% by AXA Assurance IARD


Financiere 45                     France         100% by AXA

Mofipar                           France         99.92% by AXA

AXA Participations                France         53.15% by AXA, 21.90% by AXA
                                                 Global Risks and 24.95% by AXA
                                                 Courtage IARD

Colisee Excellence                France         100% by Financiere Mermoz

Financiere Mermoz                 France         100% by AXA

AXA France Assurance              France         100% by AXA

AXA China                         France         49% by AXA Region Limited
                                                 and 51% by AXA

AXA Participations Belgium        Belgium        17.65% by AXA Global Risks,
                                                 75% by AXA, 1.82% by AXA
                                                 Conseil IARD and 5.53% by AXA
                                                 Courtage IARD

Finaxa Belgium                    Belgium        99.99% by AXA

AXA Holdings Belgium              Belgium        43.75% by AXA, 3.02% by AXA
                                                 Global Risks, 49.10% by AXA
                                                 Participations Belgium and
                                                 4.11% by Vinci BV

GRE Continental Europe            Germany        100% by AXA Cononia Konzern AG
Holding Gmbh

AXA-Colonia Konzern AG            Germany        39.73% by Vinci BV, 25.63% by
                                                 Kolnische Verwaltungs and
                                                 21.62% by AXA

Kolnische Verwaltungs             Germany        67.72% by Vinci BV, 22.99% by
                                                 AXA Colonia Konzern AG and
                                                 8.83% by AXA

AXA Luxembourg SA                 Luxembourg     100% by AXA Holdings Belgium

AXA Ona                           Morocco        51% by AXA Participations

Gelderland                        The Nether-    100% by AXA Holdings Belgium
                                  lands

AXA Oyak Holdings AS              Turkey         50% by AXA

AXA Financial Inc.                U.S.A.         4.12% by AXA Equity & Law
                                                 Life Assurance Society, 43.01
                                                 by AXA, 2.97% by AXA
                                                 Reassurance, 0.03% by AXA
                                                 America, 0.44% by Societe
                                                 Beaujon, 3.21% by Fianciere 45
                                                 and 6.46% by LOR Finance

AXA Aurora                        Spain          30% owned by AXA and 40% by
                                                 AXA Participations

AXA Equity & Law Plc              U.K.           99.94 by AXA Life

Sun Life and Provincial           U.K.           34.52% by AXA and 21.81% by
Holdings (SLPH)                                  AXA Equity & Law Plc

                  ORGANIZATION CHART OF EQUITABLE'S AFFILIATES

                                     NOTES
                                     -----

1. The year of formation or acquisition and state or country of incorporation of each affiliate is shown.

2. The chart omits certain relatively inactive special purpose real estate subsidiaries, partnerships, and joint ventures formed to operate or develop a single real estate property or a group of related properties, and certain inactive name-holding corporations.


3. All ownership interests on the chart are 100% common stock ownership except: (a) AXA Financial, Inc.'s 38.6% interest in Donaldson, Lufkin & Jenrette, Inc., and Equitable Holdings, LLC's 31.7% interest in same; (b) as noted for certain partnership interests; (c) Equitable Life's ACMC, Inc.'s and Equitable Capital Management Corporation's limited partnership interests in Alliance Capital Management L.P.; and (d) as noted for certain subsidiaries of Alliance Capital Management Corp. of Delaware, Inc.

4. The following entities are not included in this chart because, while they have an affiliation with The Equitable, their relationship is not the ongoing equity-based form of control and ownership that is characteristic of the affiliations on the chart, and, in the case of the first entity, it is under the direction of at least a majority of "outside" trustees:

                               EQ Advisors Trust
                               Separate Accounts


5.   This chart was last revised on January 1, 2000.

Item 27. Number of Contractowners

         Currently, there are 238 holders of the contracts offered by the Registrant under this Registration Statement.


Item 28. Indemnification


     (a) Indemnification of Officers and Directors

         The by-laws of the Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

             7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

            (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

           (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                  (b) To the extent permitted by the law of the State of New
                      York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216.

         The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.


     (b) Indemnification of Principal Underwriter

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC

     (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, an affiliate of Equitable, is the principal underwriter for Separate Account No. 45, Separate Account No. 301, Separate Account FP, Separate Account A, Separate Account I and EQ Advisors Trust. The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------

*Michael S. Martin                    Chairman of the Board and Chief
                                      Executive Officer, and Director


*Martin J. Telles                     Executive Vice President and Chief
                                      Marketing Officer

*Derry E. Bishop                      Executive Vice President and Director

*Harvey E. Blitz                      Executive Vice President and Director

*S. Patrick McGunagle                 Executive Vice President and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

*Craig A. Junkins                     Executive Vice President

*Peter D. Noris                       Executive Vice President

*Mark A. Silberman                    Senior Vice President and Chief
                                      Financial Officer

*James Bodowitz                       Senior Vice President and General Counsel


 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

*Catherine P. Earl                    Senior Vice President


 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005


*Robert Schmedt                       Senior Vice President

*Cindy Schreiner                      Senior Vice President


*Donna M. Dazzo                       First Vice President


*Amy Francesscheni                    First Vice President


*Anne Nussbaum                        First Vice President

*Philomena Scamardella                First Vice President

*Michael Brzozowski                   Vice President and Compliance Director

*Mark D. Godolsky                     Vice President and Controller


*Linda J. Galasso                     Secretary


*Francesca Divone                     Assistant Secretary

         (c) The information under "Distribution of the Contracts" in the Prospectus forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable at 1290 Avenue of the Americas, New York,

New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.



Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable under the respective Certificates. Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any certificate or prospectus, or otherwise.



The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES




     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25 day of April, 2000.




                                        SEPARATE ACCOUNT No. 45 OF
                                        THE EQUITABLE LIFE ASSURANCE SOCIETY
                                        OF THE UNITED STATES
                                                    (Registrant)

                                        By: The Equitable Life Assurance
                                        Society of the United States
                                                    (Depositor)


                                        By: /s/ Naomi J. Weinstein
                                           ---------------------
                                        Naomi J. Weinstein
                                        Vice President
                                        The Equitable Life
                                        Assurance Society of the United
                                        States

                                   SIGNATURES




          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 25 day of April, 2000.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Naomi J. Weinstein
                                               ---------------------
                                           Naomi J. Weinstein
                                           Vice President
                                           The Equitable Life Assurance Society
                                             of the United States



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:


*Michael Hegarty                           President, Chief Operating Officer
                                           and Director

*Edward D. Miller                          Chairman of the Board, Chief
                                           Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller





*DIRECTORS:

Francoise Colloc'h       Donald J. Greene             George T. Lowy
Henri de Castries        John T. Hartley              Edward D. Miller
Joseph L. Dionne         John H.F. Haskell, Jr.       Didier Pineau-Valencienne
Denis Duverne            Michael Hegarty              George J. Sella, Jr
Jean-Rene Fourtou        Mary R. (Nina) Henderson     Peter J. Tobin
Norman C. Francis        W. Edwin Jarmain             Stanley B. Tulin
                                                      Dave H. Williams



*By: /s/ Naomi J. Weinstein
   ------------------------
        Naomi J. Weinstein
        Attorney-in-Fact



April 25, 2000

                                 EXHIBIT INDEX





EXHIBIT NO.                                                TAG VALUE
-----------                                                ---------
4(p)      Form of Endorsement -- Beneficiary
          Continuation Option                              EX-99.4p

4(q)      Form of data pages for baseBUILDER               EX-99.4q

10(a)     Consent of PricewaterhouseCoopers LLP            EX-99.10a

10(b)     Powers of Attorney                               EX-99.10b